Schwab Capital Trust
Schwab S&P 500 Index Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.3%
Aptiv plc *	527,240	57,727,508
BorgWarner, Inc.	459,860	21,383,490
Ford Motor Co.	7,681,734	101,475,706
General Motors Co.	2,709,499	103,963,477
Tesla, Inc. *	5,257,747	1,406,079,280
		1,690,629,461

Banks 3.2%
Bank of America Corp.	13,530,719	432,983,008
Citigroup, Inc.	3,799,269	181,073,161
Citizens Financial Group, Inc.	948,005	30,582,641
Comerica, Inc.	253,572	13,682,745
Fifth Third Bancorp	1,328,481	38,658,797
Huntington Bancshares, Inc.	2,820,804	34,526,641
JPMorgan Chase & Co.	5,703,121	900,864,993
KeyCorp	1,813,873	22,328,777
M&T Bank Corp.	324,833	45,431,144
Regions Financial Corp.	1,831,857	37,314,927
The PNC Financial Services Group, Inc.	778,277	106,538,339
Truist Financial Corp.	2,600,716	86,395,785
U.S. Bancorp	2,722,392	108,024,515
Wells Fargo & Co.	7,322,817	338,021,233
Zions Bancorp NA	290,765	11,121,761
		2,387,548,467

Capital Goods 5.6%
3M Co.	1,075,142	119,878,333
A.O. Smith Corp.	244,991	17,793,696
Allegion plc	170,968	19,979,320
AMETEK, Inc.	449,788	71,336,377
Axon Enterprise, Inc. *	137,378	25,542,692
Carrier Global Corp.	1,629,598	97,042,561
Caterpillar, Inc.	1,005,766	266,698,970
Cummins, Inc.	275,601	71,876,741
Deere & Co.	526,253	226,078,289
Dover Corp.	273,761	39,960,893
Eaton Corp. plc	777,905	159,719,455
Emerson Electric Co.	1,114,375	101,798,156
Fastenal Co.	1,112,121	65,181,412
Fortive Corp.	690,125	54,071,294
Generac Holdings, Inc. *	120,103	18,459,831
General Dynamics Corp.	439,022	98,156,539
General Electric Co.	2,125,208	242,783,762
Honeywell International, Inc.	1,298,651	252,107,119
Howmet Aerospace, Inc.	718,853	36,762,142
Huntington Ingalls Industries, Inc.	77,491	17,797,358
IDEX Corp.	147,519	33,311,265
Illinois Tool Works, Inc.	539,866	142,157,515
Ingersoll Rand, Inc.	787,589	51,405,934
SECURITY	NUMBER OF SHARES	VALUE ($)
Johnson Controls International plc	1,338,987	93,126,546
L3Harris Technologies, Inc.	370,527	70,211,161
Lockheed Martin Corp.	439,880	196,349,236
Masco Corp.	440,646	26,738,399
Nordson Corp.	105,561	26,560,203
Northrop Grumman Corp.	278,781	124,057,545
Otis Worldwide Corp.	805,066	73,228,803
PACCAR, Inc.	1,020,339	87,881,798
Parker-Hannifin Corp.	250,382	102,659,124
Pentair plc	323,277	22,467,752
Quanta Services, Inc.	283,165	57,091,727
Rockwell Automation, Inc.	224,571	75,520,982
RTX Corp.	2,851,556	250,737,319
Snap-on, Inc.	103,428	28,177,924
Stanley Black & Decker, Inc.	299,406	29,722,034
Textron, Inc.	394,855	30,707,873
The Boeing Co. *	1,103,623	263,600,354
Trane Technologies plc	445,848	88,919,925
TransDigm Group, Inc.	101,841	91,628,385
United Rentals, Inc.	133,971	62,253,644
W.W. Grainger, Inc.	86,924	64,192,505
Westinghouse Air Brake Technologies Corp.	350,242	41,482,662
Xylem, Inc.	467,266	52,684,241
		4,189,899,796

Commercial & Professional Services 1.2%
Automatic Data Processing, Inc.	806,248	199,352,880
Broadridge Financial Solutions, Inc.	229,966	38,615,891
Ceridian HCM Holding, Inc. *	304,582	21,567,451
Cintas Corp.	168,807	84,747,866
Copart, Inc. *	838,312	74,098,398
Equifax, Inc.	239,270	48,830,222
Jacobs Solutions, Inc.	246,221	30,878,576
Leidos Holdings, Inc.	266,109	24,889,175
Paychex, Inc.	626,177	78,566,428
Paycom Software, Inc.	94,942	35,010,812
Republic Services, Inc., Class A	400,758	60,558,541
Robert Half, Inc.	209,373	15,525,008
Rollins, Inc.	450,410	18,390,240
Verisk Analytics, Inc., Class A	282,048	64,572,069
Waste Management, Inc.	723,029	118,424,920
		914,028,477

Consumer Discretionary Distribution & Retail 5.4%
Advance Auto Parts, Inc.	116,085	8,635,563
Amazon.com, Inc. *	17,420,918	2,328,828,318
AutoZone, Inc. *	35,908	89,113,602
Bath & Body Works, Inc.	444,081	16,457,642
Best Buy Co., Inc.	380,154	31,571,790
CarMax, Inc. *	310,084	25,616,039
eBay, Inc.	1,044,750	46,501,823
Etsy, Inc. *	242,096	24,609,058
Genuine Parts Co.	274,181	42,695,465

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
LKQ Corp.	495,541	27,150,691
Lowe’s Cos., Inc.	1,163,845	272,653,968
O'Reilly Automotive, Inc. *	118,812	109,994,961
Pool Corp.	76,194	29,314,880
Ross Stores, Inc.	668,687	76,658,278
The Home Depot, Inc.	1,976,319	659,774,335
The TJX Cos., Inc.	2,247,247	194,454,283
Tractor Supply Co.	214,128	47,962,531
Ulta Beauty, Inc. *	97,913	43,551,702
		4,075,544,929

Consumer Durables & Apparel 0.8%
D.R. Horton, Inc.	606,518	77,039,916
Garmin Ltd.	298,501	31,608,271
Hasbro, Inc.	256,989	16,591,210
Lennar Corp., Class A	494,517	62,719,591
Mohawk Industries, Inc. *	102,037	10,850,615
Newell Brands, Inc.	739,471	8,252,496
NIKE, Inc., Class B	2,404,543	265,437,502
NVR, Inc. *	5,978	37,699,898
PulteGroup, Inc.	437,855	36,950,584
Ralph Lauren Corp., Class A	79,014	10,376,909
Tapestry, Inc.	455,848	19,669,841
VF Corp.	636,256	12,604,231
Whirlpool Corp.	105,680	15,245,397
		605,046,461

Consumer Services 2.1%
Booking Holdings, Inc. *	72,080	214,135,264
Caesars Entertainment, Inc. *	422,550	24,938,901
Carnival Corp. *	1,957,482	36,878,961
Chipotle Mexican Grill, Inc., Class A *	53,765	105,501,984
Darden Restaurants, Inc.	235,697	39,813,937
Domino’s Pizza, Inc.	69,360	27,517,886
Expedia Group, Inc. *	278,451	34,118,601
Hilton Worldwide Holdings, Inc.	516,454	80,303,433
Las Vegas Sands Corp. *	641,344	38,358,785
Marriott International, Inc., Class A	503,220	101,554,828
McDonald’s Corp.	1,424,847	417,765,140
MGM Resorts International	590,006	29,954,605
Norwegian Cruise Line Holdings Ltd. *	822,462	18,151,736
Royal Caribbean Cruises Ltd. *	430,340	46,954,397
Starbucks Corp.	2,237,307	227,243,272
Wynn Resorts Ltd.	203,193	22,143,973
Yum! Brands, Inc.	547,741	75,407,504
		1,540,743,207

Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	865,499	485,259,324
Dollar General Corp.	427,599	72,204,367
Dollar Tree, Inc. *	405,444	62,572,172
Sysco Corp.	990,764	75,605,201
Target Corp.	901,861	123,076,971
The Kroger Co.	1,272,741	61,906,122
Walgreens Boots Alliance, Inc.	1,397,142	41,872,346
Walmart, Inc.	2,737,345	437,591,972
		1,360,088,475

Energy 4.3%
APA Corp.	605,192	24,504,224
Baker Hughes Co., Class A	1,971,345	70,554,437
Chevron Corp.	3,400,999	556,607,496
ConocoPhillips	2,361,544	278,000,960
Coterra Energy, Inc.	1,478,244	40,710,840
SECURITY	NUMBER OF SHARES	VALUE ($)
Devon Energy Corp.	1,250,215	67,511,610
Diamondback Energy, Inc.	353,812	52,123,584
EOG Resources, Inc.	1,141,660	151,304,200
EQT Corp.	707,395	29,837,921
Exxon Mobil Corp.	7,890,294	846,155,128
Halliburton Co.	1,764,610	68,960,959
Hess Corp.	538,008	81,631,954
Kinder Morgan, Inc.	3,853,000	68,236,630
Marathon Oil Corp.	1,206,953	31,706,655
Marathon Petroleum Corp.	828,028	110,144,285
Occidental Petroleum Corp.	1,404,978	88,696,261
ONEOK, Inc.	872,669	58,503,730
Phillips 66	895,852	99,932,291
Pioneer Natural Resources Co.	456,158	102,941,176
Schlumberger Ltd.	2,781,667	162,282,453
Targa Resources Corp.	440,749	36,137,010
The Williams Cos., Inc.	2,377,431	81,902,498
Valero Energy Corp.	706,270	91,045,266
		3,199,431,568

Equity Real Estate Investment Trusts (REITs) 2.3%
Alexandria Real Estate Equities, Inc.	307,268	38,617,442
American Tower Corp.	909,527	173,092,083
AvalonBay Communities, Inc.	277,007	52,257,371
Boston Properties, Inc.	276,018	18,391,079
Camden Property Trust	209,319	22,834,610
Crown Castle, Inc.	845,649	91,575,330
Digital Realty Trust, Inc.	567,407	70,710,260
Equinix, Inc.	182,543	147,845,227
Equity Residential	664,696	43,830,054
Essex Property Trust, Inc.	125,699	30,613,992
Extra Space Storage, Inc.	412,199	57,530,614
Federal Realty Investment Trust	145,014	14,721,821
Healthpeak Properties, Inc.	1,071,240	23,385,169
Host Hotels & Resorts, Inc.	1,382,632	25,440,429
Invitation Homes, Inc.	1,132,920	40,218,660
Iron Mountain, Inc.	566,427	34,778,618
Kimco Realty Corp.	1,201,571	24,343,829
Mid-America Apartment Communities, Inc.	227,427	34,036,725
Prologis, Inc.	1,802,231	224,828,317
Public Storage	308,802	87,004,964
Realty Income Corp.	1,314,758	80,160,795
Regency Centers Corp.	298,538	19,563,195
SBA Communications Corp., Class A	211,535	46,315,588
Simon Property Group, Inc.	639,086	79,630,116
UDR, Inc.	600,632	24,553,836
Ventas, Inc.	784,317	38,055,061
VICI Properties, Inc., Class A	1,955,867	61,570,693
Welltower, Inc.	971,186	79,782,930
Weyerhaeuser Co.	1,428,112	48,641,495
		1,734,330,303

Financial Services 7.3%
American Express Co.	1,160,404	195,969,028
Ameriprise Financial, Inc.	202,860	70,686,567
Berkshire Hathaway, Inc., Class B *	3,480,256	1,224,910,902
BlackRock, Inc.	292,277	215,948,861
Capital One Financial Corp.	745,739	87,266,378
Cboe Global Markets, Inc.	205,109	28,649,625
CME Group, Inc.	702,383	139,746,122
Discover Financial Services	495,076	52,255,272
FactSet Research Systems, Inc.	75,058	32,653,232
Fidelity National Information Services, Inc.	1,159,030	69,982,231
Fiserv, Inc. *	1,204,738	152,049,983
FleetCor Technologies, Inc. *	143,976	35,837,066

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Franklin Resources, Inc.	551,266	16,119,018
Global Payments, Inc.	511,233	56,363,438
Intercontinental Exchange, Inc.	1,093,576	125,542,525
Invesco Ltd.	894,107	15,020,998
Jack Henry & Associates, Inc.	141,555	23,720,371
MarketAxess Holdings, Inc.	74,146	19,961,586
Mastercard, Inc., Class A	1,633,016	643,865,549
Moody's Corp.	307,620	108,512,955
Morgan Stanley	2,542,320	232,774,819
MSCI, Inc., Class A	156,513	85,781,645
Nasdaq, Inc.	657,743	33,209,444
Northern Trust Corp.	407,347	32,636,642
PayPal Holdings, Inc. *	2,177,421	165,092,060
Raymond James Financial, Inc.	373,776	41,141,524
S&P Global, Inc.	640,123	252,534,925
State Street Corp.	653,035	47,305,855
Synchrony Financial	837,622	28,931,464
T. Rowe Price Group, Inc.	438,727	54,077,490
The Bank of New York Mellon Corp.	1,399,284	63,471,522
The Charles Schwab Corp. (a)	2,882,146	190,509,851
The Goldman Sachs Group, Inc.	648,803	230,889,524
Visa, Inc., Class A	3,158,114	750,778,441
		5,524,196,913

Food, Beverage & Tobacco 3.3%
Altria Group, Inc.	3,483,673	158,228,428
Archer-Daniels-Midland Co.	1,062,883	90,302,540
Brown-Forman Corp., Class B	357,969	25,272,611
Bunge Ltd.	294,389	31,991,253
Campbell Soup Co.	394,808	18,090,102
Conagra Brands, Inc.	935,737	30,701,531
Constellation Brands, Inc., Class A	315,065	85,949,732
General Mills, Inc.	1,147,106	85,734,702
Hormel Foods Corp.	568,242	23,229,733
Kellogg Co.	501,717	33,559,850
Keurig Dr Pepper, Inc.	1,644,504	55,929,581
Lamb Weston Holdings, Inc.	284,403	29,472,683
McCormick & Co., Inc. - Non Voting Shares	490,097	43,853,879
Molson Coors Beverage Co., Class B	364,683	25,443,933
Mondelez International, Inc., Class A	2,657,784	197,021,528
Monster Beverage Corp. *	1,492,131	85,782,611
PepsiCo, Inc.	2,688,697	504,023,140
Philip Morris International, Inc.	3,029,258	302,077,608
The Coca-Cola Co.	7,595,838	470,410,247
The Hershey Co.	286,833	66,347,341
The JM Smucker Co.	208,411	31,397,117
The Kraft Heinz Co.	1,556,048	56,297,817
Tyson Foods, Inc., Class A	557,369	31,056,601
		2,482,174,568

Health Care Equipment & Services 5.6%
Abbott Laboratories	3,393,718	377,822,625
Align Technology, Inc. *	138,986	52,521,420
AmerisourceBergen Corp.	315,884	59,038,720
Baxter International, Inc.	988,933	44,729,440
Becton, Dickinson & Co.	554,385	154,462,749
Boston Scientific Corp. *	2,806,019	145,492,085
Cardinal Health, Inc.	497,521	45,508,246
Centene Corp. *	1,069,282	72,807,411
Cigna Corp.	577,422	170,397,232
CVS Health Corp.	2,501,992	186,873,782
DaVita, Inc. *	107,976	11,012,472
Dentsply Sirona, Inc.	413,512	17,169,018
DexCom, Inc. *	757,363	94,337,135
Edwards Lifesciences Corp. *	1,184,255	97,191,808
Elevance Health, Inc.	462,637	218,193,488
SECURITY	NUMBER OF SHARES	VALUE ($)
GE Healthcare, Inc. *	761,854	59,424,612
HCA Healthcare, Inc.	402,950	109,928,789
Henry Schein, Inc. *	257,502	20,288,583
Hologic, Inc. *	480,431	38,155,830
Humana, Inc.	244,093	111,509,005
IDEXX Laboratories, Inc. *	162,277	90,019,920
Insulet Corp. *	136,521	37,782,187
Intuitive Surgical, Inc. *	683,835	221,836,074
Laboratory Corp. of America Holdings	173,615	37,141,457
McKesson Corp.	264,902	106,596,565
Medtronic plc	2,596,447	227,864,189
Molina Healthcare, Inc. *	113,780	34,644,872
Quest Diagnostics, Inc.	218,762	29,578,810
ResMed, Inc.	286,208	63,638,349
STERIS plc	193,622	43,671,442
Stryker Corp.	659,334	186,861,849
Teleflex, Inc.	90,964	22,847,428
The Cooper Cos., Inc.	96,516	37,762,850
UnitedHealth Group, Inc.	1,816,996	920,072,264
Universal Health Services, Inc., Class B	122,808	17,065,400
Zimmer Biomet Holdings, Inc.	406,466	56,153,278
		4,220,401,384

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	477,449	45,677,546
Colgate-Palmolive Co.	1,619,981	123,539,751
Kimberly-Clark Corp.	658,096	84,960,193
The Clorox Co.	241,541	36,588,631
The Estee Lauder Cos., Inc., Class A	452,797	81,503,460
The Procter & Gamble Co.	4,599,846	718,955,930
		1,091,225,511

Insurance 2.0%
Aflac, Inc.	1,074,644	77,739,747
American International Group, Inc.	1,413,309	85,194,266
Aon plc, Class A	398,747	127,000,919
Arch Capital Group Ltd. *	726,452	56,438,056
Arthur J. Gallagher & Co.	418,031	89,793,059
Assurant, Inc.	102,906	13,841,886
Brown & Brown, Inc.	460,419	32,436,519
Chubb Ltd.	808,299	165,224,399
Cincinnati Financial Corp.	306,813	33,006,943
Everest Re Group Ltd.	83,896	30,245,347
Globe Life, Inc.	173,427	19,453,307
Lincoln National Corp.	302,746	8,488,998
Loews Corp.	371,225	23,257,246
Marsh & McLennan Cos., Inc.	965,494	181,918,379
MetLife, Inc.	1,252,393	78,863,187
Principal Financial Group, Inc.	440,619	35,192,239
Prudential Financial, Inc.	710,833	68,588,276
The Allstate Corp.	513,364	57,845,855
The Hartford Financial Services Group, Inc.	607,042	43,634,179
The Progressive Corp.	1,142,722	143,960,118
The Travelers Cos., Inc.	451,488	77,931,344
W.R. Berkley Corp.	393,251	24,259,654
Willis Towers Watson plc	207,954	43,946,919
		1,518,260,842

Materials 2.5%
Air Products & Chemicals, Inc.	433,754	132,438,109
Albemarle Corp.	228,954	48,602,355
Amcor plc	2,887,282	29,623,513
Avery Dennison Corp.	157,551	28,990,960

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ball Corp.	613,752	36,021,105
Celanese Corp., Class A	194,250	24,357,008
CF Industries Holdings, Inc.	381,713	31,331,003
Corteva, Inc.	1,389,566	78,413,209
Dow, Inc.	1,377,041	77,761,505
DuPont de Nemours, Inc.	894,181	69,415,271
Eastman Chemical Co.	232,536	19,900,431
Ecolab, Inc.	483,496	88,547,457
FMC Corp.	245,192	23,594,826
Freeport-McMoRan, Inc.	2,793,016	124,708,164
International Flavors & Fragrances, Inc.	499,775	42,285,963
International Paper Co.	682,359	24,605,866
Linde plc	955,494	373,282,841
LyondellBasell Industries N.V., Class A	493,890	48,825,965
Martin Marietta Materials, Inc.	120,957	54,002,462
Newmont Corp.	1,547,190	66,405,395
Nucor Corp.	490,863	84,472,614
Packaging Corp. of America	176,526	27,070,262
PPG Industries, Inc.	458,377	65,960,450
Sealed Air Corp.	282,046	12,866,939
Steel Dynamics, Inc.	313,366	33,398,548
The Mosaic Co.	651,376	26,550,086
The Sherwin-Williams Co.	458,508	126,777,462
Vulcan Materials Co.	259,494	57,218,427
Westrock Co.	504,997	16,811,350
		1,874,239,546

Media & Entertainment 7.8%
Activision Blizzard, Inc. *	1,397,480	129,630,245
Alphabet, Inc., Class A *	11,594,419	1,538,811,290
Alphabet, Inc., Class C *	9,973,386	1,327,557,410
Charter Communications, Inc., Class A *	203,099	82,293,684
Comcast Corp., Class A	8,117,426	367,394,701
Electronic Arts, Inc.	507,189	69,155,220
Fox Corp., Class A	530,020	17,729,169
Fox Corp., Class B	263,750	8,284,387
Live Nation Entertainment, Inc. *	281,788	24,726,897
Match Group, Inc. *	546,652	25,424,785
Meta Platforms, Inc., Class A *	4,317,224	1,375,467,566
Netflix, Inc. *	867,563	380,834,130
News Corp., Class A	735,394	14,575,509
News Corp., Class B	225,271	4,530,200
Omnicom Group, Inc.	391,075	33,092,766
Paramount Global, Class B	980,201	15,712,622
Take-Two Interactive Software, Inc. *	309,941	47,402,377
The Interpublic Group of Cos., Inc.	749,031	25,639,331
The Walt Disney Co. *	3,566,157	316,995,696
Warner Bros Discovery, Inc. *	4,324,918	56,526,678
		5,861,784,663

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	3,443,178	515,030,565
Agilent Technologies, Inc.	575,702	70,103,233
Amgen, Inc.	1,042,789	244,169,044
Biogen, Inc. *	283,136	76,500,516
Bio-Rad Laboratories, Inc., Class A *	41,417	16,788,795
Bio-Techne Corp.	305,368	25,467,691
Bristol-Myers Squibb Co.	4,100,000	254,979,000
Catalent, Inc. *	349,940	16,979,089
Charles River Laboratories International, Inc. *	99,073	20,759,756
Danaher Corp.	1,296,071	330,575,869
Eli Lilly & Co.	1,537,654	698,940,626
Gilead Sciences, Inc.	2,434,326	185,349,582
SECURITY	NUMBER OF SHARES	VALUE ($)
Illumina, Inc. *	308,203	59,221,206
Incyte Corp. *	359,442	22,903,644
IQVIA Holdings, Inc. *	362,892	81,200,714
Johnson & Johnson	5,071,673	849,657,378
Merck & Co., Inc.	4,952,045	528,135,599
Mettler-Toledo International, Inc. *	42,883	53,924,086
Moderna, Inc. *	641,284	75,453,475
Organon & Co.	494,752	10,874,649
Pfizer, Inc.	11,017,346	397,285,497
Regeneron Pharmaceuticals, Inc. *	210,561	156,217,312
Revvity, Inc.	243,495	29,937,710
Thermo Fisher Scientific, Inc.	752,771	413,015,337
Vertex Pharmaceuticals, Inc. *	502,637	177,099,121
Viatris, Inc.	2,349,739	24,742,752
Waters Corp. *	115,604	31,930,981
West Pharmaceutical Services, Inc.	144,827	53,302,129
Zoetis, Inc.	901,855	169,629,907
		5,590,175,263

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	606,904	50,561,172
CoStar Group, Inc. *	799,129	67,102,862
		117,664,034

Semiconductors & Semiconductor Equipment 7.6%
Advanced Micro Devices, Inc. *	3,142,773	359,533,231
Analog Devices, Inc.	987,218	196,979,608
Applied Materials, Inc.	1,649,327	250,021,480
Broadcom, Inc.	813,666	731,200,951
Enphase Energy, Inc. *	267,854	40,668,273
First Solar, Inc. *	193,776	40,189,142
Intel Corp.	8,140,098	291,171,305
KLA Corp.	267,751	137,610,626
Lam Research Corp.	262,177	188,371,553
Microchip Technology, Inc.	1,069,075	100,428,906
Micron Technology, Inc.	2,136,343	152,513,527
Monolithic Power Systems, Inc.	88,009	49,240,155
NVIDIA Corp.	4,826,543	2,255,395,278
NXP Semiconductors N.V.	506,346	112,905,031
ON Semiconductor Corp. *	843,555	90,893,051
Qorvo, Inc. *	196,056	21,570,081
QUALCOMM, Inc.	2,174,076	287,347,625
Skyworks Solutions, Inc.	310,569	35,519,777
SolarEdge Technologies, Inc. *	110,104	26,585,712
Teradyne, Inc.	302,852	34,204,105
Texas Instruments, Inc.	1,771,372	318,846,960
		5,721,196,377

Software & Services 11.2%
Accenture plc, Class A	1,232,494	389,899,477
Adobe, Inc. *	895,196	488,929,199
Akamai Technologies, Inc. *	297,664	28,129,248
ANSYS, Inc. *	168,931	57,791,295
Autodesk, Inc. *	418,076	88,627,931
Cadence Design Systems, Inc. *	532,503	124,611,027
Cognizant Technology Solutions Corp., Class A	987,812	65,225,226
DXC Technology Co. *	441,255	12,200,701
EPAM Systems, Inc. *	113,273	26,824,179
Fair Isaac Corp. *	48,744	40,846,010
Fortinet, Inc. *	1,271,878	98,850,358
Gartner, Inc. *	154,331	54,569,898
Gen Digital, Inc.	1,116,366	21,713,319
International Business Machines Corp.	1,772,135	255,506,424
Intuit, Inc.	547,512	280,161,890

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Microsoft Corp.	14,511,053	4,874,552,924
Oracle Corp.	3,003,283	352,074,866
Palo Alto Networks, Inc. *	590,629	147,633,625
PTC, Inc. *	208,760	30,439,296
Roper Technologies, Inc.	208,024	102,566,233
Salesforce, Inc. *	1,910,655	429,916,482
ServiceNow, Inc. *	397,618	231,811,294
Synopsys, Inc. *	297,312	134,325,562
Tyler Technologies, Inc. *	81,794	32,441,954
VeriSign, Inc. *	176,736	37,282,459
		8,406,930,877

Technology Hardware & Equipment 9.2%
Amphenol Corp., Class A	1,160,236	102,460,441
Apple Inc.	28,855,039	5,668,572,411
Arista Networks, Inc. *	487,802	75,653,212
CDW Corp.	263,098	49,217,743
Cisco Systems, Inc.	7,993,383	415,975,651
Corning, Inc.	1,493,061	50,674,490
F5, Inc. *	116,787	18,480,375
Hewlett Packard Enterprise Co.	2,536,114	44,077,661
HP, Inc.	1,691,932	55,546,128
Juniper Networks, Inc.	622,676	17,310,393
Keysight Technologies, Inc. *	347,296	55,942,440
Motorola Solutions, Inc.	327,123	93,763,264
NetApp, Inc.	419,396	32,717,082
Seagate Technology Holdings plc	374,100	23,755,350
TE Connectivity Ltd.	616,087	88,402,324
Teledyne Technologies, Inc. *	91,741	35,277,167
Trimble, Inc. *	486,036	26,148,737
Western Digital Corp. *	627,219	26,694,441
Zebra Technologies Corp., Class A *	100,373	30,910,869
		6,911,580,179

Telecommunication Services 0.8%
AT&T, Inc.	13,951,944	202,582,227
T-Mobile US, Inc. *	1,124,017	154,855,822
Verizon Communications, Inc.	8,204,483	279,608,781
		637,046,830

Transportation 1.6%
Alaska Air Group, Inc. *	252,607	12,284,278
American Airlines Group, Inc. *	1,267,706	21,234,076
C.H. Robinson Worldwide, Inc.	225,323	22,572,858
CSX Corp.	3,969,063	132,249,179
Delta Air Lines, Inc.	1,253,916	58,006,154
Expeditors International of Washington, Inc.	299,480	38,123,804
FedEx Corp.	451,919	121,995,534
JB Hunt Transport Services, Inc.	162,534	33,147,184
Norfolk Southern Corp.	443,819	103,671,680
Old Dominion Freight Line, Inc.	175,051	73,432,144
Southwest Airlines Co.	1,158,992	39,591,167
Union Pacific Corp.	1,189,877	276,075,262
SECURITY	NUMBER OF SHARES	VALUE ($)
United Airlines Holdings, Inc. *	637,277	34,610,514
United Parcel Service, Inc., Class B	1,414,476	264,690,894
		1,231,684,728

Utilities 2.5%
Alliant Energy Corp.	487,762	26,212,330
Ameren Corp.	513,781	44,015,618
American Electric Power Co., Inc.	1,005,090	85,171,327
American Water Works Co., Inc.	379,748	55,986,248
Atmos Energy Corp.	281,932	34,313,944
CenterPoint Energy, Inc.	1,231,525	37,056,587
CMS Energy Corp.	569,103	34,755,120
Consolidated Edison, Inc.	675,034	64,033,725
Constellation Energy Corp.	632,372	61,118,754
Dominion Energy, Inc.	1,632,529	87,421,928
DTE Energy Co.	403,080	46,072,044
Duke Energy Corp.	1,504,432	140,844,924
Edison International	747,538	53,792,834
Entergy Corp.	411,897	42,301,822
Evergy, Inc.	445,525	26,718,134
Eversource Energy	681,609	49,300,779
Exelon Corp.	1,942,861	81,328,161
FirstEnergy Corp.	1,059,708	41,741,898
NextEra Energy, Inc.	3,948,898	289,454,223
NiSource, Inc.	811,171	22,583,001
NRG Energy, Inc.	445,205	16,913,338
PG&E Corp. *	3,152,911	55,522,763
Pinnacle West Capital Corp.	222,362	18,416,021
PPL Corp.	1,436,454	39,545,579
Public Service Enterprise Group, Inc.	972,095	61,358,636
Sempra Energy	614,252	91,535,833
The AES Corp.	1,310,987	28,356,649
The Southern Co.	2,128,231	153,956,231
WEC Energy Group, Inc.	615,171	55,279,266
Xcel Energy, Inc.	1,071,744	67,230,501
		1,912,338,218
Total Common Stocks (Cost $32,330,284,203)		74,798,191,077
Total Investments in Securities (Cost $32,330,284,203)		74,798,191,077

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/15/23	1,648	380,234,800	4,407,637

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
The Charles Schwab Corp.	$226,553,277	$7,147,461	($3,644,503)	($1,714,783)	($37,831,601)	$190,509,851	2,882,146	$2,069,800

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$74,798,191,077	$—	$—	$74,798,191,077
Futures Contracts[2]	4,407,637	—	—	4,407,637
Total	$74,802,598,714	$—	$—	$74,802,598,714

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Investments
Schwab 1000 Index Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.2%
Aptiv plc *	89,240	9,770,888
Autoliv, Inc.	25,473	2,570,990
BorgWarner, Inc.	77,100	3,585,150
Ford Motor Co.	1,297,855	17,144,664
General Motors Co.	458,810	17,604,540
Gentex Corp.	77,856	2,614,404
Harley-Davidson, Inc.	43,452	1,677,682
Lear Corp.	19,605	3,034,070
Lucid Group, Inc. *	269,075	2,047,661
Phinia, Inc. *	15,420	437,465
Rivian Automotive, Inc., Class A *	184,834	5,108,812
Tesla, Inc. *	889,539	237,889,415
Thor Industries, Inc.	17,593	2,031,815
		305,517,556

Banks 3.2%
Bank of America Corp.	2,289,358	73,259,456
Bank OZK	35,170	1,537,984
BOK Financial Corp.	9,558	851,427
Cadence Bank	61,343	1,536,642
Citigroup, Inc.	642,804	30,636,039
Citizens Financial Group, Inc.	159,913	5,158,793
Comerica, Inc.	43,691	2,357,566
Commerce Bancshares, Inc.	37,391	1,988,453
Cullen/Frost Bankers, Inc.	21,276	2,310,148
East West Bancorp, Inc.	46,775	2,909,873
F.N.B. Corp.	118,454	1,515,027
Fifth Third Bancorp	224,092	6,521,077
First Citizens BancShares, Inc., Class A	3,919	5,609,265
First Financial Bankshares, Inc.	43,280	1,410,495
First Horizon Corp.	179,205	2,442,564
First Interstate BancSystem, Inc., Class A	28,971	832,337
Glacier Bancorp, Inc.	36,125	1,181,288
Home BancShares, Inc.	62,038	1,508,144
Huntington Bancshares, Inc.	476,079	5,827,207
JPMorgan Chase & Co.	964,898	152,415,288
KeyCorp	309,883	3,814,660
M&T Bank Corp.	54,802	7,664,608
New York Community Bancorp, Inc.	239,786	3,325,832
Old National Bancorp	95,535	1,626,961
Pinnacle Financial Partners, Inc.	25,092	1,904,483
Popular, Inc.	23,499	1,704,852
Prosperity Bancshares, Inc.	31,192	1,975,077
Regions Financial Corp.	310,093	6,316,594
ServisFirst Bancshares, Inc.	15,982	953,806
SouthState Corp.	25,289	1,964,197
Synovus Financial Corp.	47,902	1,623,878
SECURITY	NUMBER OF SHARES	VALUE ($)
The PNC Financial Services Group, Inc.	131,634	18,019,378
Truist Financial Corp.	439,882	14,612,880
U.S. Bancorp	460,740	18,282,163
UMB Financial Corp.	14,165	1,005,715
United Bankshares, Inc.	43,908	1,468,284
Valley National Bancorp	137,143	1,407,087
Webster Financial Corp.	58,045	2,746,689
Wells Fargo & Co.	1,239,211	57,201,980
Western Alliance Bancorp	36,507	1,896,539
Wintrust Financial Corp.	20,348	1,716,557
Zions Bancorp NA	49,006	1,874,479
		454,915,772

Capital Goods 6.0%
3M Co.	182,183	20,313,404
A.O. Smith Corp.	41,136	2,987,708
Acuity Brands, Inc.	10,540	1,741,630
Advanced Drainage Systems, Inc.	20,498	2,500,551
AECOM	45,704	3,976,248
AGCO Corp.	20,543	2,734,273
Allegion plc	29,101	3,400,743
AMETEK, Inc.	76,122	12,072,949
Axon Enterprise, Inc. *	23,178	4,309,486
Bloom Energy Corp., Class A *	61,550	1,099,283
Builders FirstSource, Inc. *	42,209	6,096,246
BWX Technologies, Inc.	30,471	2,102,499
Carlisle Cos., Inc.	16,834	4,666,385
Carrier Global Corp.	275,703	16,418,114
Caterpillar, Inc.	170,137	45,115,228
ChargePoint Holdings, Inc. *(a)	89,254	772,940
Chart Industries, Inc. *	13,722	2,499,600
Crane Co.	15,679	1,468,966
Crane NXT Co.	15,679	927,413
Cummins, Inc.	46,756	12,193,965
Curtiss-Wright Corp.	12,770	2,443,667
Deere & Co.	89,044	38,253,302
Donaldson Co., Inc.	40,226	2,527,400
Dover Corp.	46,298	6,758,119
Eaton Corp. plc	131,635	27,027,298
EMCOR Group, Inc.	15,775	3,392,256
Emerson Electric Co.	188,718	17,239,389
Fastenal Co.	188,655	11,057,070
Fortive Corp.	116,782	9,149,870
Fortune Brands Innovations, Inc.	42,029	2,987,001
Generac Holdings, Inc. *	20,496	3,150,235
General Dynamics Corp.	74,272	16,605,734
General Electric Co.	359,576	41,077,962
Graco, Inc.	55,577	4,408,923
HEICO Corp.	13,109	2,306,922
HEICO Corp., Class A	23,170	3,251,909
Hexcel Corp.	27,935	1,974,446
Honeywell International, Inc.	219,638	42,638,325
Howmet Aerospace, Inc.	121,637	6,220,516
Hubbell, Inc., Class B	17,717	5,527,704

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Huntington Ingalls Industries, Inc.	13,251	3,043,357
IDEX Corp.	24,864	5,614,540
Illinois Tool Works, Inc.	91,351	24,054,545
Ingersoll Rand, Inc.	133,864	8,737,303
ITT, Inc.	27,189	2,708,024
Johnson Controls International plc	226,789	15,773,175
L3Harris Technologies, Inc.	62,469	11,837,251
Lennox International, Inc.	10,668	3,919,850
Lincoln Electric Holdings, Inc.	19,091	3,831,755
Lockheed Martin Corp.	74,337	33,181,807
Masco Corp.	74,393	4,514,167
MasTec, Inc. *	19,730	2,323,207
Masterbrand, Inc. *	42,420	523,887
MDU Resources Group, Inc.	67,333	1,489,406
Nordson Corp.	17,784	4,474,632
Northrop Grumman Corp.	47,136	20,975,520
nVent Electric plc	54,686	2,891,796
Oshkosh Corp.	21,668	1,994,973
Otis Worldwide Corp.	136,314	12,399,121
Owens Corning	29,608	4,144,824
PACCAR, Inc.	172,586	14,864,832
Parker-Hannifin Corp.	42,378	17,375,404
Parsons Corp. *	10,807	534,082
Pentair plc	54,660	3,798,870
Plug Power, Inc. *(a)	178,600	2,343,232
Quanta Services, Inc.	47,945	9,666,671
RBC Bearings, Inc. *	9,507	2,149,057
Regal Rexnord Corp.	21,965	3,430,494
Rockwell Automation, Inc.	37,938	12,758,170
RTX Corp.	482,451	42,421,916
Sensata Technologies Holding plc	50,073	2,115,584
SiteOne Landscape Supply, Inc. *	14,826	2,520,420
Snap-on, Inc.	17,404	4,741,546
Stanley Black & Decker, Inc.	50,588	5,021,871
Sunrun, Inc. *	71,233	1,352,002
Textron, Inc.	66,613	5,180,493
The Boeing Co. *	186,721	44,598,311
The Middleby Corp. *	17,694	2,686,834
The Timken Co.	21,550	2,001,133
The Toro Co.	34,415	3,498,285
Trane Technologies plc	75,267	15,011,250
TransDigm Group, Inc.	17,232	15,503,975
Trex Co., Inc. *	35,957	2,486,067
UFP Industries, Inc.	20,595	2,116,342
United Rentals, Inc.	22,659	10,529,184
Univar Solutions, Inc. *	52,097	1,882,786
Valmont Industries, Inc.	6,963	1,843,454
Vertiv Holdings Co., Class A	99,551	2,589,321
W.W. Grainger, Inc.	14,713	10,865,403
Watsco, Inc.	11,057	4,181,647
WESCO International, Inc.	14,825	2,602,825
Westinghouse Air Brake Technologies Corp.	59,352	7,029,651
WillScot Mobile Mini Holdings Corp. *	66,841	3,205,026
Woodward, Inc.	19,749	2,377,385
Xylem, Inc.	79,029	8,910,520
Zurn Elkay Water Solutions Corp.	47,551	1,447,452
		839,470,314

Commercial & Professional Services 1.5%
ASGN, Inc. *	16,309	1,244,703
Automatic Data Processing, Inc.	136,427	33,732,940
Booz Allen Hamilton Holding Corp., Class A	43,720	5,293,618
Broadridge Financial Solutions, Inc.	38,969	6,543,674
CACI International, Inc., Class A *	7,529	2,638,463
SECURITY	NUMBER OF SHARES	VALUE ($)
Casella Waste Systems, Inc., Class A *	18,543	1,496,235
Ceridian HCM Holding, Inc. *	51,214	3,626,463
Cintas Corp.	28,539	14,327,720
Clarivate plc *	140,745	1,338,485
Clean Harbors, Inc. *	16,507	2,744,454
Concentrix Corp.	14,130	1,176,181
Copart, Inc. *	141,609	12,516,820
Driven Brands Holdings, Inc. *	17,974	464,987
Dun & Bradstreet Holdings, Inc.	70,789	836,726
Equifax, Inc.	40,522	8,269,730
ExlService Holdings, Inc. *	11,067	1,559,894
Exponent, Inc.	16,660	1,492,403
FTI Consulting, Inc. *	11,303	1,979,833
Genpact Ltd.	56,126	2,025,587
Insperity, Inc.	11,710	1,377,681
Jacobs Solutions, Inc.	41,800	5,242,138
KBR, Inc.	44,947	2,763,791
Leidos Holdings, Inc.	45,473	4,253,090
MSA Safety, Inc.	12,118	2,011,588
Paychex, Inc.	105,974	13,296,558
Paycom Software, Inc.	16,062	5,923,023
Paycor HCM, Inc. *	15,359	412,543
Paylocity Holding Corp. *	13,739	3,116,692
Republic Services, Inc., Class A	67,868	10,255,533
Robert Half, Inc.	35,475	2,630,471
Rollins, Inc.	76,416	3,120,065
Science Applications International Corp.	17,981	2,181,815
SS&C Technologies Holdings, Inc.	71,297	4,153,050
Stericycle, Inc. *	30,902	1,313,026
Tetra Tech, Inc.	17,647	2,986,049
TransUnion	63,817	5,085,577
TriNet Group, Inc. *	11,582	1,218,774
Verisk Analytics, Inc., Class A	47,733	10,927,993
Waste Management, Inc.	122,362	20,041,672
		205,620,045

Consumer Discretionary Distribution & Retail 5.1%
Advance Auto Parts, Inc.	19,398	1,443,017
Amazon.com, Inc. *	2,947,356	394,002,550
AutoNation, Inc. *	10,403	1,674,675
AutoZone, Inc. *	6,073	15,071,486
Bath & Body Works, Inc.	75,621	2,802,514
Best Buy Co., Inc.	64,022	5,317,027
Burlington Stores, Inc. *	21,327	3,788,102
CarMax, Inc. *	52,226	4,314,390
Dick's Sporting Goods, Inc.	20,316	2,864,556
eBay, Inc.	176,328	7,848,359
Etsy, Inc. *	40,747	4,141,933
Five Below, Inc. *	18,296	3,811,789
Floor & Decor Holdings, Inc., Class A *	35,280	4,051,908
GameStop Corp., Class A *(a)	83,823	1,860,871
Genuine Parts Co.	46,516	7,243,471
Lithia Motors, Inc., Class A	9,150	2,841,349
LKQ Corp.	83,996	4,602,141
Lowe’s Cos., Inc.	196,893	46,126,123
Macy's, Inc.	90,685	1,504,464
Murphy USA, Inc.	6,584	2,021,485
O'Reilly Automotive, Inc. *	20,090	18,599,121
Penske Automotive Group, Inc.	7,989	1,289,584
Pool Corp.	12,890	4,959,299
RH *	5,906	2,292,532
Ross Stores, Inc.	112,828	12,934,602
The Home Depot, Inc.	334,391	111,633,091
The TJX Cos., Inc.	380,274	32,905,109
Tractor Supply Co.	36,237	8,116,726

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ulta Beauty, Inc. *	16,529	7,352,099
Valvoline, Inc.	45,847	1,740,811
Williams-Sonoma, Inc.	21,701	3,008,627
		722,163,811

Consumer Durables & Apparel 1.0%
Brunswick Corp.	23,169	1,999,716
Capri Holdings Ltd. *	41,269	1,523,239
Columbia Sportswear Co.	11,637	914,785
Crocs, Inc. *	20,622	2,234,394
D.R. Horton, Inc.	102,223	12,984,365
Deckers Outdoor Corp. *	8,666	4,711,618
Garmin Ltd.	50,533	5,350,939
Hasbro, Inc.	43,052	2,779,437
Leggett & Platt, Inc.	44,477	1,301,397
Lennar Corp., Class A	83,803	10,628,734
Lululemon Athletica, Inc. *	38,209	14,463,253
Mattel, Inc. *	115,874	2,468,116
Mohawk Industries, Inc. *	17,577	1,869,138
Newell Brands, Inc.	123,952	1,383,304
NIKE, Inc., Class B	406,829	44,909,853
NVR, Inc. *	1,008	6,356,892
Polaris, Inc.	17,819	2,420,533
PulteGroup, Inc.	73,400	6,194,226
Skechers U.S.A., Inc., Class A *	44,536	2,475,311
Tapestry, Inc.	76,509	3,301,363
Tempur Sealy International, Inc.	57,155	2,550,828
Toll Brothers, Inc.	33,813	2,716,198
TopBuild Corp. *	10,503	2,877,087
VF Corp.	109,976	2,178,625
Whirlpool Corp.	18,107	2,612,116
		143,205,467

Consumer Services 2.3%
ADT, Inc.	69,869	445,764
Airbnb, Inc., Class A *	136,181	20,725,386
Aramark	86,472	3,490,875
Booking Holdings, Inc. *	12,177	36,175,432
Boyd Gaming Corp.	25,356	1,732,322
Caesars Entertainment, Inc. *	70,757	4,176,078
Carnival Corp. *	330,479	6,226,224
Chipotle Mexican Grill, Inc., Class A *	9,111	17,878,333
Choice Hotels International, Inc.	8,660	1,132,295
Churchill Downs, Inc.	21,806	2,526,225
Darden Restaurants, Inc.	40,053	6,765,753
Domino’s Pizza, Inc.	11,603	4,603,374
DoorDash, Inc., Class A *	87,153	7,912,621
DraftKings, Inc., Class A *	152,543	4,847,817
Expedia Group, Inc. *	47,096	5,770,673
H&R Block, Inc.	49,793	1,673,543
Hilton Grand Vacations, Inc. *	25,195	1,171,568
Hilton Worldwide Holdings, Inc.	87,396	13,589,204
Hyatt Hotels Corp., Class A	15,446	1,951,602
Las Vegas Sands Corp. *	108,768	6,505,414
Light & Wonder, Inc. *	30,105	2,116,381
Marriott International, Inc., Class A	85,010	17,155,868
Marriott Vacations Worldwide Corp.	12,153	1,561,782
McDonald’s Corp.	241,078	70,684,070
MGM Resorts International	99,499	5,051,564
Norwegian Cruise Line Holdings Ltd. *	140,153	3,093,177
Penn Entertainment, Inc. *	50,993	1,340,606
Planet Fitness, Inc., Class A *	28,067	1,895,645
Royal Caribbean Cruises Ltd. *	72,629	7,924,550
Service Corp. International	49,965	3,330,167
Starbucks Corp.	378,544	38,448,714
Texas Roadhouse, Inc., Class A	22,251	2,482,099
SECURITY	NUMBER OF SHARES	VALUE ($)
The Wendy's Co.	55,855	1,200,324
Vail Resorts, Inc.	13,299	3,131,782
Wyndham Hotels & Resorts, Inc.	28,348	2,208,876
Wynn Resorts Ltd.	34,250	3,732,565
Yum! Brands, Inc.	92,506	12,735,301
		327,393,974

Consumer Staples Distribution & Retail 1.7%
Albertsons Cos., Inc., Class A	66,265	1,439,938
BJ's Wholesale Club Holdings, Inc. *	44,240	2,933,554
Casey's General Stores, Inc.	12,222	3,088,011
Costco Wholesale Corp.	146,438	82,103,394
Dollar General Corp.	72,367	12,219,892
Dollar Tree, Inc. *	68,777	10,614,354
Performance Food Group Co. *	51,509	3,078,178
Sysco Corp.	167,494	12,781,467
Target Corp.	152,418	20,800,485
The Kroger Co.	215,666	10,489,994
U.S. Foods Holding Corp. *	74,835	3,197,700
Walgreens Boots Alliance, Inc.	235,792	7,066,686
Walmart, Inc.	463,140	74,037,560
		243,851,213

Energy 4.2%
Antero Resources Corp. *	90,270	2,414,722
APA Corp.	101,814	4,122,449
Baker Hughes Co., Class A	334,158	11,959,515
ChampionX Corp.	65,582	2,334,719
Cheniere Energy, Inc.	80,227	12,985,542
Chesapeake Energy Corp.	35,499	2,993,986
Chevron Corp.	575,257	94,146,561
Chord Energy Corp.	13,807	2,165,490
Civitas Resources, Inc.	16,194	1,212,283
Comstock Resources, Inc.	29,735	379,121
ConocoPhillips	399,513	47,030,670
Coterra Energy, Inc.	249,917	6,882,714
Denbury, Inc. *	16,689	1,467,130
Devon Energy Corp.	211,898	11,442,492
Diamondback Energy, Inc.	59,801	8,809,883
DTE Midstream LLC *	32,396	1,733,834
EOG Resources, Inc.	193,219	25,607,314
EQT Corp.	119,319	5,032,875
Exxon Mobil Corp.	1,334,607	143,123,255
Halliburton Co.	297,429	11,623,525
Helmerich & Payne, Inc.	34,416	1,540,804
Hess Corp.	91,351	13,860,687
HF Sinclair Corp.	42,519	2,214,815
Kinder Morgan, Inc.	651,387	11,536,064
Magnolia Oil & Gas Corp., Class A	56,881	1,259,914
Marathon Oil Corp.	203,832	5,354,667
Marathon Petroleum Corp.	139,876	18,606,305
Matador Resources Co.	37,481	2,085,068
Murphy Oil Corp.	48,788	2,111,057
New Fortress Energy, Inc.	15,611	445,694
NOV, Inc.	131,049	2,631,464
Occidental Petroleum Corp.	236,927	14,957,201
ONEOK, Inc.	147,739	9,904,423
Ovintiv, Inc.	80,419	3,706,512
PBF Energy, Inc., Class A	36,202	1,717,423
PDC Energy, Inc.	28,860	2,190,185
Phillips 66	151,284	16,875,730
Pioneer Natural Resources Co.	77,179	17,416,985
Range Resources Corp.	79,987	2,513,991
Schlumberger Ltd.	470,536	27,451,070
SM Energy Co.	40,061	1,453,814
Southwestern Energy Co. *	367,499	2,381,394
Targa Resources Corp.	74,750	6,128,752

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Texas Pacific Land Corp.	2,022	3,045,739
The Williams Cos., Inc.	402,257	13,857,754
Valero Energy Corp.	119,360	15,386,698
Vitesse Energy, Inc.	7,146	180,008
		598,282,298

Equity Real Estate Investment Trusts (REITs) 2.6%
Agree Realty Corp.	30,720	1,990,042
Alexandria Real Estate Equities, Inc.	51,981	6,532,972
American Homes 4 Rent, Class A	103,686	3,886,151
American Tower Corp.	153,890	29,286,806
Americold Realty Trust, Inc.	89,278	2,894,393
Apartment Income REIT Corp.	48,612	1,679,058
AvalonBay Communities, Inc.	46,874	8,842,780
Boston Properties, Inc.	47,345	3,154,597
Brixmor Property Group, Inc.	98,553	2,241,095
Camden Property Trust	35,225	3,842,695
Crown Castle, Inc.	143,204	15,507,561
CubeSmart	74,162	3,215,664
Digital Realty Trust, Inc.	96,205	11,989,067
EastGroup Properties, Inc.	14,683	2,601,534
Equinix, Inc.	30,880	25,010,330
Equity LifeStyle Properties, Inc.	57,652	4,103,669
Equity Residential	112,278	7,403,611
Essex Property Trust, Inc.	21,201	5,163,504
Extra Space Storage, Inc.	69,833	9,746,592
Federal Realty Investment Trust	24,359	2,472,926
First Industrial Realty Trust, Inc.	43,720	2,260,324
Gaming & Leisure Properties, Inc.	86,623	4,111,128
Healthcare Realty Trust, Inc., Class A	126,483	2,470,213
Healthpeak Properties, Inc.	181,127	3,954,002
Host Hotels & Resorts, Inc.	235,820	4,339,088
Independence Realty Trust, Inc.	74,548	1,270,298
Invitation Homes, Inc.	192,111	6,819,940
Iron Mountain, Inc.	96,318	5,913,925
Kilroy Realty Corp.	34,191	1,220,619
Kimco Realty Corp.	204,595	4,145,095
Kite Realty Group Trust	73,241	1,675,754
Lamar Advertising Co., Class A	28,907	2,853,121
Medical Properties Trust, Inc.	195,366	1,971,243
Mid-America Apartment Communities, Inc.	38,503	5,762,359
National Storage Affiliates Trust	26,671	901,213
NNN REIT, Inc.	60,426	2,578,982
Omega Healthcare Investors, Inc.	76,852	2,451,579
Prologis, Inc.	304,921	38,038,895
Public Storage	52,241	14,718,902
Rayonier, Inc.	49,399	1,636,095
Realty Income Corp.	222,256	13,550,948
Regency Centers Corp.	50,975	3,340,392
Rexford Industrial Realty, Inc.	66,358	3,655,662
Ryman Hospitality Properties, Inc.	19,516	1,859,680
SBA Communications Corp., Class A	35,786	7,835,345
Simon Property Group, Inc.	107,957	13,451,442
Spirit Realty Capital, Inc.	46,810	1,887,847
STAG Industrial, Inc.	58,921	2,138,832
Sun Communities, Inc.	41,080	5,352,724
Terreno Realty Corp.	24,145	1,432,764
UDR, Inc.	102,288	4,181,533
Ventas, Inc.	132,059	6,407,503
VICI Properties, Inc., Class A	331,556	10,437,383
Vornado Realty Trust	53,164	1,195,127
Welltower, Inc.	164,104	13,481,144
Weyerhaeuser Co.	241,637	8,230,156
WP Carey, Inc.	70,581	4,766,335
		363,862,639

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 7.6%
Affiliated Managers Group, Inc.	11,910	1,651,202
Affirm Holdings, Inc. *	70,808	1,372,967
AGNC Investment Corp.	196,421	2,001,530
Ally Financial, Inc.	99,021	3,024,101
American Express Co.	196,370	33,162,966
Ameriprise Financial, Inc.	34,367	11,975,181
Annaly Capital Management, Inc.	163,016	3,274,992
Apollo Global Management, Inc.	142,427	11,637,710
Ares Management Corp., Class A	53,081	5,266,697
Berkshire Hathaway, Inc., Class B *	588,795	207,232,288
BlackRock, Inc.	49,451	36,536,871
Blackstone Mortgage Trust, Inc., Class A	57,444	1,320,638
Blackstone, Inc.	233,161	24,432,941
Block, Inc. *	179,726	14,473,335
Blue Owl Capital, Inc., Class A	119,342	1,470,294
Capital One Financial Corp.	126,107	14,757,041
Cboe Global Markets, Inc.	34,922	4,877,905
CME Group, Inc.	118,780	23,632,469
Coinbase Global, Inc., Class A *	54,929	5,416,549
Credit Acceptance Corp. *	1,984	1,104,294
Discover Financial Services	83,798	8,844,879
Equitable Holdings, Inc.	109,319	3,136,362
Essent Group Ltd.	35,034	1,737,686
Euronet Worldwide, Inc. *	15,724	1,381,668
FactSet Research Systems, Inc.	12,656	5,505,866
Fidelity National Information Services, Inc.	195,437	11,800,486
Fiserv, Inc. *	203,909	25,735,355
FleetCor Technologies, Inc. *	24,385	6,069,670
Franklin Resources, Inc.	94,893	2,774,671
Global Payments, Inc.	86,627	9,550,627
Interactive Brokers Group, Inc., Class A	34,107	2,978,564
Intercontinental Exchange, Inc.	184,883	21,224,568
Invesco Ltd.	151,393	2,543,402
Jack Henry & Associates, Inc.	24,135	4,044,302
Jefferies Financial Group, Inc.	61,634	2,267,515
KKR & Co., Inc.	190,987	11,340,808
LPL Financial Holdings, Inc.	25,652	5,883,543
MarketAxess Holdings, Inc.	12,378	3,332,405
Mastercard, Inc., Class A	276,214	108,905,656
MGIC Investment Corp.	94,057	1,574,514
Moody's Corp.	52,114	18,383,214
Morgan Stanley	430,153	39,384,809
Morningstar, Inc.	8,194	1,888,553
MSCI, Inc., Class A	26,441	14,491,783
Nasdaq, Inc.	111,614	5,635,391
Northern Trust Corp.	68,920	5,521,870
OneMain Holdings, Inc.	40,268	1,831,389
PayPal Holdings, Inc. *	368,411	27,932,922
Raymond James Financial, Inc.	62,989	6,933,199
Rithm Capital Corp.	160,076	1,613,566
Robinhood Markets, Inc., Class A *	172,313	2,215,945
S&P Global, Inc.	108,339	42,740,819
SEI Investments Co.	33,605	2,116,779
SoFi Technologies, Inc. *	271,457	3,108,183
Starwood Property Trust, Inc.	102,941	2,134,996
State Street Corp.	110,367	7,994,986
Stifel Financial Corp.	35,016	2,224,917
Synchrony Financial	141,544	4,888,930
T. Rowe Price Group, Inc.	74,274	9,155,013
The Bank of New York Mellon Corp.	237,110	10,755,310
The Carlyle Group, Inc.	71,934	2,564,447
The Charles Schwab Corp. (b)	486,747	32,173,977
The Goldman Sachs Group, Inc.	109,771	39,064,206
The Western Union Co.	122,473	1,491,721

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Toast, Inc., Class A *	111,428	2,459,216
Tradeweb Markets, Inc., Class A	37,906	3,100,332
Visa, Inc., Class A	534,332	127,026,746
Voya Financial, Inc.	32,517	2,414,712
WEX, Inc. *	14,090	2,667,942
		1,073,170,391

Food, Beverage & Tobacco 3.1%
Altria Group, Inc.	589,396	26,770,366
Archer-Daniels-Midland Co.	180,027	15,295,094
Brown-Forman Corp., Class B	60,366	4,261,840
Bunge Ltd.	49,837	5,415,787
Campbell Soup Co.	65,935	3,021,142
Celsius Holdings, Inc. *	13,549	1,960,540
Conagra Brands, Inc.	157,112	5,154,845
Constellation Brands, Inc., Class A	53,242	14,524,418
Darling Ingredients, Inc. *	52,973	3,668,380
Flowers Foods, Inc.	62,916	1,554,654
General Mills, Inc.	193,703	14,477,362
Hormel Foods Corp.	95,746	3,914,096
Ingredion, Inc.	21,770	2,422,130
Kellogg Co.	84,926	5,680,700
Keurig Dr Pepper, Inc.	277,724	9,445,393
Lamb Weston Holdings, Inc.	48,124	4,987,090
Lancaster Colony Corp.	6,463	1,244,968
McCormick & Co., Inc. - Non Voting Shares	82,931	7,420,666
Molson Coors Beverage Co., Class B	62,172	4,337,740
Mondelez International, Inc., Class A	449,717	33,337,521
Monster Beverage Corp. *	252,290	14,504,152
National Beverage Corp. *	7,583	400,762
PepsiCo, Inc.	454,880	85,271,805
Philip Morris International, Inc.	512,523	51,108,794
Pilgrim's Pride Corp. *	14,613	361,964
Post Holdings, Inc. *	17,763	1,515,184
Seaboard Corp.	83	299,215
The Coca-Cola Co.	1,285,042	79,582,651
The Hershey Co.	48,643	11,251,612
The JM Smucker Co.	35,303	5,318,397
The Kraft Heinz Co.	263,464	9,532,128
Tyson Foods, Inc., Class A	94,471	5,263,924
		433,305,320

Health Care Equipment & Services 5.5%
Abbott Laboratories	574,145	63,919,563
Acadia Healthcare Co., Inc. *	30,429	2,404,804
agilon health, Inc. *	95,638	1,831,468
Align Technology, Inc. *	23,495	8,878,526
AmerisourceBergen Corp.	53,525	10,003,822
AMN Healthcare Services, Inc. *	13,110	1,404,736
Baxter International, Inc.	167,277	7,565,939
Becton, Dickinson & Co.	93,762	26,123,968
Boston Scientific Corp. *	474,625	24,609,306
Cardinal Health, Inc.	83,936	7,677,626
Centene Corp. *	181,240	12,340,632
Chemed Corp.	4,967	2,588,254
Cigna Corp.	97,768	28,851,337
CVS Health Corp.	423,390	31,622,999
DaVita, Inc. *	18,285	1,864,887
Dentsply Sirona, Inc.	70,081	2,909,763
DexCom, Inc. *	127,993	15,942,808
Edwards Lifesciences Corp. *	200,154	16,426,639
Elevance Health, Inc.	78,287	36,922,498
Encompass Health Corp.	33,156	2,189,291
Envista Holdings Corp. *	54,024	1,858,966
GE Healthcare, Inc. *	129,098	10,069,644
Globus Medical, Inc., Class A *	26,562	1,600,892
SECURITY	NUMBER OF SHARES	VALUE ($)
Guardant Health, Inc. *	37,675	1,470,078
HCA Healthcare, Inc.	68,000	18,551,080
HealthEquity, Inc. *	28,255	1,919,645
Henry Schein, Inc. *	43,359	3,416,256
Hologic, Inc. *	81,263	6,453,907
Humana, Inc.	41,267	18,852,004
IDEXX Laboratories, Inc. *	27,405	15,202,376
Inspire Medical Systems, Inc. *	9,574	2,755,493
Insulet Corp. *	23,023	6,371,615
Intuitive Surgical, Inc. *	115,692	37,530,485
iRhythm Technologies, Inc. *	10,199	1,071,507
Laboratory Corp. of America Holdings	29,202	6,247,184
Lantheus Holdings, Inc. *	22,460	1,942,565
Masimo Corp. *	15,943	1,949,829
McKesson Corp.	44,713	17,992,511
Medtronic plc	439,263	38,549,721
Molina Healthcare, Inc. *	19,209	5,848,948
Novocure Ltd. *	29,868	974,891
Omnicell, Inc. *	15,062	951,165
Option Care Health, Inc. *	54,688	1,847,361
Penumbra, Inc. *	12,628	3,830,830
Premier, Inc., Class A	39,589	1,098,595
Privia Health Group, Inc. *	30,329	846,786
Quest Diagnostics, Inc.	37,011	5,004,257
QuidelOrtho Corp. *	17,893	1,563,132
R1 RCM, Inc. *	46,412	801,999
ResMed, Inc.	48,524	10,789,311
Shockwave Medical, Inc. *	12,096	3,152,218
STAAR Surgical Co. *	16,323	894,011
STERIS plc	32,861	7,411,799
Stryker Corp.	111,539	31,611,268
Teladoc Health, Inc. *	53,417	1,590,224
Teleflex, Inc.	15,509	3,895,396
Tenet Healthcare Corp. *	33,606	2,511,376
The Cooper Cos., Inc.	16,322	6,386,146
The Ensign Group, Inc.	18,467	1,788,898
UnitedHealth Group, Inc.	307,426	155,671,304
Universal Health Services, Inc., Class B	20,739	2,881,891
Veeva Systems, Inc., Class A *	48,125	9,828,087
Zimmer Biomet Holdings, Inc.	68,888	9,516,877
		770,581,394

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	80,783	7,728,510
Colgate-Palmolive Co.	273,914	20,888,682
Coty, Inc., Class A *	122,569	1,475,731
Kimberly-Clark Corp.	111,354	14,375,802
Olaplex Holdings, Inc. *	27,559	99,212
Reynolds Consumer Products, Inc.	17,599	487,140
The Clorox Co.	40,821	6,183,565
The Estee Lauder Cos., Inc., Class A	76,547	13,778,460
The Procter & Gamble Co.	778,194	121,631,722
		186,648,824

Insurance 2.1%
Aflac, Inc.	181,121	13,102,293
American Financial Group, Inc.	23,179	2,818,798
American International Group, Inc.	238,617	14,383,833
Aon plc, Class A	67,324	21,442,694
Arch Capital Group Ltd. *	122,984	9,554,627
Arthur J. Gallagher & Co.	70,746	15,196,241
Assurant, Inc.	17,686	2,378,944
Axis Capital Holdings Ltd.	25,920	1,428,710
Brown & Brown, Inc.	77,809	5,481,644
Chubb Ltd.	136,778	27,958,791

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cincinnati Financial Corp.	51,842	5,577,162
CNA Financial Corp.	8,710	341,084
Erie Indemnity Co., Class A	8,271	1,835,831
Everest Re Group Ltd.	14,172	5,109,148
F&G Annuities & Life, Inc.	6,134	160,711
Fidelity National Financial, Inc.	89,665	3,512,178
First American Financial Corp.	33,953	2,151,941
Globe Life, Inc.	29,298	3,286,357
Kinsale Capital Group, Inc.	7,167	2,670,639
Lincoln National Corp.	50,488	1,415,684
Loews Corp.	62,334	3,905,225
Markel Group, Inc. *	4,402	6,381,623
Marsh & McLennan Cos., Inc.	163,373	30,782,741
MetLife, Inc.	212,171	13,360,408
Old Republic International Corp.	90,426	2,493,045
Primerica, Inc.	11,919	2,535,171
Principal Financial Group, Inc.	74,548	5,954,149
Prudential Financial, Inc.	120,539	11,630,808
Reinsurance Group of America, Inc.	21,883	3,071,279
RenaissanceRe Holdings Ltd.	16,678	3,114,783
RLI Corp.	13,518	1,803,436
Ryan Specialty Holdings, Inc., Class A *	30,941	1,340,983
Selective Insurance Group, Inc.	20,112	2,075,357
The Allstate Corp.	86,943	9,796,737
The Hanover Insurance Group, Inc.	11,628	1,319,546
The Hartford Financial Services Group, Inc.	102,297	7,353,108
The Progressive Corp.	193,300	24,351,934
The Travelers Cos., Inc.	76,287	13,167,899
Unum Group	61,506	2,989,807
W.R. Berkley Corp.	66,741	4,117,252
Willis Towers Watson plc	35,136	7,425,291
		298,777,892

Materials 2.6%
Air Products & Chemicals, Inc.	73,342	22,393,513
Albemarle Corp.	38,745	8,224,789
Alcoa Corp.	58,364	2,112,193
Amcor plc	484,868	4,974,746
AptarGroup, Inc.	21,628	2,626,937
Ashland, Inc.	16,032	1,464,684
Avery Dennison Corp.	26,726	4,917,851
Axalta Coating Systems Ltd. *	73,146	2,340,672
Balchem Corp.	10,766	1,450,611
Ball Corp.	103,871	6,096,189
Berry Global Group, Inc.	39,317	2,578,016
Celanese Corp., Class A	33,001	4,137,995
CF Industries Holdings, Inc.	64,169	5,266,991
Cleveland-Cliffs, Inc. *	169,109	2,984,774
Commercial Metals Co.	39,079	2,236,100
Corteva, Inc.	234,655	13,241,582
Crown Holdings, Inc.	39,751	3,687,303
Dow, Inc.	233,520	13,186,874
DuPont de Nemours, Inc.	151,555	11,765,215
Eagle Materials, Inc.	11,806	2,176,672
Eastman Chemical Co.	39,413	3,372,965
Ecolab, Inc.	81,788	14,978,654
Element Solutions, Inc.	74,082	1,552,759
FMC Corp.	41,179	3,962,655
Freeport-McMoRan, Inc.	473,247	21,130,479
Graphic Packaging Holding Co.	102,062	2,469,900
Huntsman Corp.	56,202	1,673,134
International Flavors & Fragrances, Inc.	84,251	7,128,477
International Paper Co.	114,503	4,128,978
Knife River Corp. *	16,833	731,730
Linde plc	161,607	63,135,007
SECURITY	NUMBER OF SHARES	VALUE ($)
Livent Corp. *	60,054	1,478,529
LyondellBasell Industries N.V., Class A	83,756	8,280,118
Martin Marietta Materials, Inc.	20,425	9,118,945
MP Materials Corp. *	30,162	719,364
Newmont Corp.	262,400	11,262,208
Nucor Corp.	82,889	14,264,368
Olin Corp.	39,600	2,284,128
Packaging Corp. of America	29,678	4,551,121
PPG Industries, Inc.	77,734	11,185,923
Reliance Steel & Aluminum Co.	19,505	5,712,234
Royal Gold, Inc.	21,819	2,621,335
RPM International, Inc.	42,780	4,419,602
Sealed Air Corp.	47,159	2,151,394
Silgan Holdings, Inc.	27,344	1,199,034
Sonoco Products Co.	32,329	1,895,773
Steel Dynamics, Inc.	53,080	5,657,266
The Chemours Co.	48,910	1,808,692
The Mosaic Co.	109,652	4,469,416
The Sherwin-Williams Co.	77,551	21,442,851
United States Steel Corp.	74,258	1,893,579
Vulcan Materials Co.	43,991	9,700,015
Westlake Corp.	11,307	1,554,712
Westrock Co.	84,858	2,824,923
		372,623,975

Media & Entertainment 7.4%
Activision Blizzard, Inc. *	236,244	21,913,993
Alphabet, Inc., Class A *	1,961,467	260,325,900
Alphabet, Inc., Class C *	1,687,501	224,623,258
AMC Entertainment Holdings, Inc., Class A *(a)	170,145	845,621
Atlanta Braves Holdings, Inc., Class C *	14,484	589,802
Cable One, Inc.	1,583	1,145,997
Charter Communications, Inc., Class A *	34,297	13,896,801
Comcast Corp., Class A	1,373,110	62,146,959
DISH Network Corp., Class A *	82,957	657,849
Electronic Arts, Inc.	86,026	11,729,645
Endeavor Group Holdings, Inc., Class A *	59,463	1,403,327
Fox Corp., Class A	88,371	2,956,010
Fox Corp., Class B	45,671	1,434,526
Getty Images Holdings, Inc. *	9,491	47,075
IAC, Inc. *	24,911	1,733,806
Liberty Broadband Corp., Class C *	39,106	3,485,518
Liberty Media Corp. - Liberty Formula One, Class C *	68,691	4,986,967
Liberty Media Corp. - Liberty SiriusXM, Class C *	50,078	1,593,983
Live Nation Entertainment, Inc. *	47,547	4,172,249
Match Group, Inc. *	92,068	4,282,083
Meta Platforms, Inc., Class A *	730,392	232,702,891
Netflix, Inc. *	146,781	64,432,456
News Corp., Class A	125,701	2,491,394
Nexstar Media Group, Inc., Class A	11,843	2,211,325
Omnicom Group, Inc.	65,752	5,563,934
Paramount Global, Class B	167,506	2,685,121
Pinterest, Inc., Class A *	196,519	5,697,086
Playtika Holding Corp. *	29,626	353,734
ROBLOX Corp., Class A *	122,141	4,794,034
Roku, Inc. *	40,753	3,923,291
Sirius XM Holdings, Inc. (a)	230,207	1,174,056
Snap, Inc., Class A *	329,365	3,741,586
Take-Two Interactive Software, Inc. *	52,249	7,990,962
TEGNA, Inc.	75,529	1,276,440

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The Interpublic Group of Cos., Inc.	127,538	4,365,626
The New York Times Co., Class A	53,949	2,198,961
The Trade Desk, Inc., Class A *	146,498	13,369,408
The Walt Disney Co. *	603,375	53,634,004
Warner Bros Discovery, Inc. *	732,128	9,568,913
ZoomInfo Technologies, Inc., Class A *	89,756	2,295,061
		1,048,441,652

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	582,528	87,134,538
Agilent Technologies, Inc.	97,688	11,895,468
Alnylam Pharmaceuticals, Inc. *	41,119	8,034,653
Amgen, Inc.	176,417	41,308,041
Apellis Pharmaceuticals, Inc. *	32,688	841,716
Arrowhead Pharmaceuticals, Inc. *	35,673	1,231,432
Avantor, Inc. *	222,268	4,572,053
Biogen, Inc. *	47,780	12,909,678
Biohaven Ltd. *	21,168	420,820
BioMarin Pharmaceutical, Inc. *	61,971	5,449,110
Bio-Rad Laboratories, Inc., Class A *	7,074	2,867,517
Bio-Techne Corp.	51,903	4,328,710
Blueprint Medicines Corp. *	20,271	1,337,886
Bristol-Myers Squibb Co.	693,625	43,136,539
Bruker Corp.	32,762	2,251,405
Catalent, Inc. *	59,045	2,864,863
Cerevel Therapeutics Holdings, Inc. *	20,827	637,098
Charles River Laboratories International, Inc. *	16,899	3,541,016
CRISPR Therapeutics AG *	26,128	1,497,918
Cytokinetics, Inc. *	31,895	1,063,698
Danaher Corp.	219,270	55,927,006
Elanco Animal Health, Inc. *	152,868	1,845,117
Eli Lilly & Co.	260,147	118,249,819
Exact Sciences Corp. *	59,558	5,809,287
Exelixis, Inc. *	107,584	2,120,481
Fortrea Holdings, Inc. *	29,202	933,296
Gilead Sciences, Inc.	411,822	31,356,127
Halozyme Therapeutics, Inc. *	42,934	1,844,445
Horizon Therapeutics plc *	74,970	7,517,242
Illumina, Inc. *	52,206	10,031,383
Incyte Corp. *	60,849	3,877,298
Intellia Therapeutics, Inc. *	29,120	1,232,650
Intra-Cellular Therapies, Inc. *	29,463	1,821,992
Ionis Pharmaceuticals, Inc. *	47,309	1,960,012
IQVIA Holdings, Inc. *	61,289	13,714,027
Jazz Pharmaceuticals plc *	21,116	2,753,949
Johnson & Johnson	858,027	143,745,263
Karuna Therapeutics, Inc. *	10,015	2,000,697
Medpace Holdings, Inc. *	8,155	2,064,601
Merck & Co., Inc.	837,793	89,350,623
Mettler-Toledo International, Inc. *	7,273	9,145,579
Mirati Therapeutics, Inc. *	17,059	516,376
Moderna, Inc. *	108,247	12,736,342
Natera, Inc. *	37,749	1,707,010
Neurocrine Biosciences, Inc. *	32,210	3,281,877
Organon & Co.	84,890	1,865,882
Perrigo Co., plc	45,093	1,652,208
Pfizer, Inc.	1,863,889	67,211,837
Regeneron Pharmaceuticals, Inc. *	35,622	26,428,318
Repligen Corp. *	17,119	2,936,936
Revvity, Inc.	41,513	5,104,023
Royalty Pharma plc, Class A	124,238	3,898,588
Sarepta Therapeutics, Inc. *	30,761	3,334,185
Seagen, Inc. *	45,813	8,786,017
Sotera Health Co. *	31,432	596,579
Syneos Health, Inc. *	34,578	1,466,453
Thermo Fisher Scientific, Inc.	127,356	69,875,143
SECURITY	NUMBER OF SHARES	VALUE ($)
United Therapeutics Corp. *	15,464	3,753,422
Vertex Pharmaceuticals, Inc. *	85,035	29,961,232
Viatris, Inc.	397,447	4,185,117
Waters Corp. *	19,495	5,384,714
West Pharmaceutical Services, Inc.	24,511	9,021,028
Zoetis, Inc.	152,572	28,697,267
		1,037,025,607

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	102,514	8,540,441
CoStar Group, Inc. *	134,917	11,328,981
Jones Lang LaSalle, Inc. *	15,778	2,627,826
Zillow Group, Inc., Class C *	53,339	2,888,840
		25,386,088

Semiconductors & Semiconductor Equipment 7.2%
Advanced Micro Devices, Inc. *	531,712	60,827,853
Allegro MicroSystems, Inc. *	21,615	1,115,550
Amkor Technology, Inc.	32,505	945,570
Analog Devices, Inc.	167,018	33,325,102
Applied Materials, Inc.	279,038	42,299,370
Broadcom, Inc.	137,659	123,707,260
Cirrus Logic, Inc. *	18,244	1,474,115
Enphase Energy, Inc. *	45,252	6,870,611
Entegris, Inc.	49,471	5,427,463
First Solar, Inc. *	32,889	6,821,179
GLOBALFOUNDRIES, Inc. *(a)	23,469	1,494,741
Intel Corp.	1,377,181	49,261,764
KLA Corp.	45,301	23,282,449
Lam Research Corp.	44,362	31,873,653
Lattice Semiconductor Corp. *	45,451	4,133,314
Marvell Technology, Inc.	283,696	18,477,121
Microchip Technology, Inc.	180,872	16,991,116
Micron Technology, Inc.	361,351	25,796,848
MKS Instruments, Inc.	19,131	2,088,531
Monolithic Power Systems, Inc.	14,878	8,324,092
NVIDIA Corp.	816,574	381,576,865
NXP Semiconductors N.V.	85,762	19,123,211
ON Semiconductor Corp. *	142,602	15,365,366
Qorvo, Inc. *	33,137	3,645,733
QUALCOMM, Inc.	367,819	48,614,637
Skyworks Solutions, Inc.	52,535	6,008,428
SolarEdge Technologies, Inc. *	18,605	4,492,363
Synaptics, Inc. *	13,074	1,180,713
Teradyne, Inc.	51,010	5,761,069
Texas Instruments, Inc.	299,678	53,942,040
Universal Display Corp.	14,283	2,083,604
Wolfspeed, Inc. *	40,813	2,689,577
		1,009,021,308

Software & Services 11.5%
Accenture plc, Class A	208,532	65,969,098
Adobe, Inc. *	151,457	82,721,270
Akamai Technologies, Inc. *	50,176	4,741,632
Amdocs Ltd.	39,883	3,734,644
ANSYS, Inc. *	28,572	9,774,481
AppLovin Corp., Class A *	41,742	1,310,699
Aspen Technology, Inc. *	9,520	1,699,320
Autodesk, Inc. *	70,726	14,993,205
Bentley Systems, Inc., Class B	66,094	3,561,145
Bill.com Holdings, Inc. *	31,502	3,948,461
Black Knight, Inc. *	51,591	3,627,879
Cadence Design Systems, Inc. *	90,021	21,065,814
CCC Intelligent Solutions Holdings, Inc. *	34,008	374,768
Cloudflare, Inc., Class A *	95,608	6,574,962

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cognizant Technology Solutions Corp., Class A	167,620	11,067,949
Crowdstrike Holdings, Inc., Class A *	74,024	11,966,720
Datadog, Inc., Class A *	83,173	9,707,953
DocuSign, Inc., Class A *	66,829	3,596,737
Dolby Laboratories, Inc., Class A	19,628	1,739,237
DoubleVerify Holdings, Inc. *	28,645	1,205,954
Dropbox, Inc., Class A *	90,106	2,428,357
DXC Technology Co. *	75,061	2,075,437
Dynatrace, Inc. *	71,321	3,900,545
Elastic N.V. *	25,696	1,707,499
EPAM Systems, Inc. *	19,124	4,528,754
Fair Isaac Corp. *	8,249	6,912,415
Five9, Inc. *	23,516	2,063,529
Fortinet, Inc. *	215,226	16,727,365
Gartner, Inc. *	26,109	9,231,881
Gen Digital, Inc.	188,685	3,669,923
GoDaddy, Inc., Class A *	50,797	3,915,941
Guidewire Software, Inc. *	26,940	2,285,051
HubSpot, Inc. *	16,394	9,517,537
Informatica, Inc., Class A *	12,317	234,516
International Business Machines Corp.	299,843	43,231,364
Intuit, Inc.	92,637	47,402,353
Manhattan Associates, Inc. *	20,485	3,904,851
Microsoft Corp.	2,455,040	824,697,037
MongoDB, Inc., Class A *	23,128	9,792,395
NCR Corp. *	46,382	1,246,748
Nutanix, Inc., Class A *	76,271	2,303,384
Okta, Inc. *	51,208	3,935,847
Oracle Corp.	508,128	59,567,845
Palantir Technologies, Inc., Class A *	591,697	11,739,268
Palo Alto Networks, Inc. *	99,926	24,977,503
Procore Technologies, Inc. *	23,469	1,780,124
PTC, Inc. *	35,182	5,129,887
Qualys, Inc. *	11,093	1,539,708
Roper Technologies, Inc.	35,198	17,354,374
Salesforce, Inc. *	323,266	72,738,083
SentinelOne, Inc., Class A *	77,679	1,294,909
ServiceNow, Inc. *	67,277	39,222,491
Smartsheet, Inc., Class A *	44,379	1,970,428
Snowflake, Inc., Class A *	95,512	16,973,437
Splunk, Inc. *	50,316	5,450,732
SPS Commerce, Inc. *	11,982	2,161,433
Synopsys, Inc. *	50,292	22,721,926
Tenable Holdings, Inc. *	38,192	1,858,423
Twilio, Inc., Class A *	57,900	3,823,137
Tyler Technologies, Inc. *	13,850	5,493,325
UiPath, Inc., Class A *	118,464	2,141,829
Unity Software, Inc. *	73,785	3,382,304
VeriSign, Inc. *	29,815	6,289,474
VMware, Inc., Class A *	69,348	10,931,325
Workday, Inc., Class A *	67,957	16,114,643
Zoom Video Communications, Inc., Class A *	72,888	5,346,335
Zscaler, Inc. *	28,282	4,535,867
		1,613,633,467

Technology Hardware & Equipment 8.6%
Amphenol Corp., Class A	196,629	17,364,307
Apple Inc.	4,881,672	959,004,464
Arista Networks, Inc. *	82,467	12,789,807
Arrow Electronics, Inc. *	18,634	2,656,090
CDW Corp.	44,401	8,306,095
Ciena Corp. *	49,018	2,068,560
Cisco Systems, Inc.	1,352,522	70,385,245
Cognex Corp.	57,266	3,127,869
Coherent Corp. *	46,222	2,189,074
SECURITY	NUMBER OF SHARES	VALUE ($)
Corning, Inc.	252,692	8,576,366
Dell Technologies, Inc., Class C	84,512	4,472,375
F5, Inc. *	19,990	3,163,218
Hewlett Packard Enterprise Co.	427,826	7,435,616
HP, Inc.	286,196	9,395,815
IPG Photonics Corp. *	10,223	1,343,813
Jabil, Inc.	43,670	4,832,959
Juniper Networks, Inc.	106,016	2,947,245
Keysight Technologies, Inc. *	58,750	9,463,450
Littelfuse, Inc.	8,252	2,513,559
Lumentum Holdings, Inc. *	22,425	1,174,173
Motorola Solutions, Inc.	55,402	15,879,875
National Instruments Corp.	43,545	2,569,155
NetApp, Inc.	70,868	5,528,413
Novanta, Inc. *	11,729	2,074,860
Pure Storage, Inc., Class A *	95,395	3,528,661
Rogers Corp. *	6,118	1,031,556
Seagate Technology Holdings plc	63,258	4,016,883
TD SYNNEX Corp.	13,774	1,359,631
TE Connectivity Ltd.	104,106	14,938,170
Teledyne Technologies, Inc. *	15,539	5,975,212
Trimble, Inc. *	81,822	4,402,024
Ubiquiti, Inc.	1,380	245,157
Western Digital Corp. *	105,961	4,509,700
Zebra Technologies Corp., Class A *	16,953	5,220,846
		1,204,490,243

Telecommunication Services 0.8%
AT&T, Inc.	2,361,034	34,282,214
Frontier Communications Parent, Inc. *	72,723	1,324,286
GCI Liberty, Inc. *(c)	32,171	5,809
Iridium Communications, Inc.	41,346	2,172,732
Liberty Global plc, Class C *	80,494	1,590,561
Lumen Technologies, Inc.	298,170	533,724
T-Mobile US, Inc. *	190,240	26,209,365
Verizon Communications, Inc.	1,388,351	47,315,002
		113,433,693

Transportation 1.9%
Alaska Air Group, Inc. *	42,392	2,061,523
American Airlines Group, Inc. *	214,802	3,597,933
Avis Budget Group, Inc. *	7,871	1,733,903
C.H. Robinson Worldwide, Inc.	38,234	3,830,282
CSX Corp.	670,197	22,330,964
Delta Air Lines, Inc.	212,152	9,814,152
Expeditors International of Washington, Inc.	50,420	6,418,466
FedEx Corp.	76,354	20,611,762
GXO Logistics, Inc. *	39,353	2,639,406
Hertz Global Holdings, Inc. *	52,882	891,062
JB Hunt Transport Services, Inc.	27,360	5,579,798
Knight-Swift Transportation Holdings, Inc.	53,286	3,237,125
Landstar System, Inc.	11,973	2,437,583
Lyft, Inc., Class A *	107,413	1,365,219
Norfolk Southern Corp.	75,134	17,550,551
Old Dominion Freight Line, Inc.	29,680	12,450,463
RXO, Inc. *	39,402	868,814
Saia, Inc. *	8,785	3,717,285
Southwest Airlines Co.	196,832	6,723,781
Uber Technologies, Inc. *	668,229	33,050,606
U-Haul Holding Co.	3,231	196,639
U-Haul Holding Co. - Non Voting	29,079	1,663,610
Union Pacific Corp.	201,373	46,722,563
United Airlines Holdings, Inc. *	108,437	5,889,213

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Parcel Service, Inc., Class B	239,329	44,785,636
XPO, Inc. *	38,349	2,655,285
		262,823,624

Utilities 2.5%
Alliant Energy Corp.	83,109	4,466,278
Ameren Corp.	86,672	7,425,190
American Electric Power Co., Inc.	169,955	14,401,987
American Water Works Co., Inc.	64,248	9,472,083
Atmos Energy Corp.	47,656	5,800,212
Avangrid, Inc.	23,070	855,436
Black Hills Corp.	21,952	1,324,364
CenterPoint Energy, Inc.	208,285	6,267,296
CMS Energy Corp.	96,288	5,880,308
Consolidated Edison, Inc.	114,347	10,846,956
Constellation Energy Corp.	107,117	10,352,858
Dominion Energy, Inc.	276,041	14,781,995
DTE Energy Co.	68,022	7,774,915
Duke Energy Corp.	254,399	23,816,834
Edison International	126,450	9,099,342
Entergy Corp.	69,800	7,168,460
Essential Utilities, Inc.	79,360	3,356,134
Evergy, Inc.	75,995	4,557,420
Eversource Energy	115,355	8,343,627
Exelon Corp.	328,286	13,742,052
FirstEnergy Corp.	179,662	7,076,886
Hawaiian Electric Industries, Inc.	36,543	1,402,886
IDACORP, Inc.	16,635	1,710,411
National Fuel Gas Co.	30,656	1,628,140
New Jersey Resources Corp.	32,088	1,434,334
NextEra Energy, Inc.	668,100	48,971,730
NiSource, Inc.	136,269	3,793,729
NRG Energy, Inc.	75,967	2,885,986
OGE Energy Corp.	66,118	2,390,166
ONE Gas, Inc.	18,251	1,444,202
Ormat Technologies, Inc.	17,207	1,398,929
PG&E Corp. *	533,728	9,398,950
Pinnacle West Capital Corp.	37,493	3,105,170
PNM Resources, Inc.	27,978	1,253,974
Portland General Electric Co.	31,832	1,517,431
PPL Corp.	243,968	6,716,439
Public Service Enterprise Group, Inc.	164,882	10,407,352
Sempra Energy	103,878	15,479,900
Southwest Gas Holdings, Inc.	21,931	1,446,130
The AES Corp.	220,406	4,767,382
The Southern Co.	360,010	26,043,123
UGI Corp.	68,361	1,845,063
SECURITY	NUMBER OF SHARES	VALUE ($)
Vistra Corp.	115,754	3,248,057
WEC Energy Group, Inc.	104,220	9,365,209
Xcel Energy, Inc.	181,679	11,396,724
		349,862,050
Total Common Stocks (Cost $3,333,613,770)		14,003,508,617

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (d)	53,160,916	53,160,916
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (d)(e)	7,584,785	7,584,785
		60,745,701
Total Short-Term Investments (Cost $60,745,701)		60,745,701
Total Investments in Securities (Cost $3,394,359,471)		14,064,254,318

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/15/23	286	65,987,350	2,650,042

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,390,415.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see Notes for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
The Charles Schwab Corp.	$39,532,015	$327,257	($842,914)	($226,446)	($6,615,935)	$32,173,977	486,747	$357,387

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$13,890,074,924	$—	$—	$13,890,074,924
Telecommunication Services	113,427,884	—	5,809	113,433,693
Short-Term Investments[1]	60,745,701	—	—	60,745,701
Futures Contracts[2]	2,650,042	—	—	2,650,042
Total	$14,066,898,551	$—	$5,809	$14,066,904,360

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Small-Cap Index Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.7%
Adient plc *	220,554	9,386,778
American Axle & Manufacturing Holdings, Inc. *	263,178	2,487,032
Cooper-Standard Holdings, Inc. *	38,648	711,896
Dana, Inc.	301,553	5,723,476
Dorman Products, Inc. *	60,957	5,162,448
Fisker, Inc. *(a)	451,705	2,787,020
Fox Factory Holding Corp. *	98,472	11,019,017
Gentherm, Inc. *	76,205	4,554,773
Holley, Inc. *	122,088	772,817
LCI Industries	57,094	7,780,199
Livewire Group, Inc. *(a)	25,196	305,376
Luminar Technologies, Inc., Class A *(a)	630,517	4,665,826
Modine Manufacturing Co. *	118,455	4,449,170
Patrick Industries, Inc.	49,470	4,281,628
Solid Power, Inc. *(a)	354,285	1,013,255
Standard Motor Products, Inc.	48,850	1,864,605
Stoneridge, Inc. *	60,506	1,236,743
The Goodyear Tire & Rubber Co. *	649,902	10,450,424
Visteon Corp. *	64,913	10,002,444
Winnebago Industries, Inc.	68,702	4,726,698
Workhorse Group, Inc. *(a)	379,155	504,276
XPEL, Inc. *	52,043	4,227,453
		98,113,354

Banks 8.7%
1st Source Corp.	38,399	1,800,913
ACNB Corp.	19,031	660,376
Amalgamated Financial Corp.	40,435	807,083
Amerant Bancorp, Inc.	59,902	1,187,258
American National Bankshares, Inc.	23,521	970,947
Ameris Bancorp	153,055	6,680,851
Ames National Corp.	19,703	379,480
Arrow Financial Corp.	32,728	658,487
Associated Banc-Corp.	349,780	6,628,331
Atlantic Union Bankshares Corp.	173,836	5,559,275
Axos Financial, Inc. *	131,513	6,181,111
Banc of California, Inc.	126,197	1,793,259
BancFirst Corp.	51,017	5,096,598
Bank First Corp.	21,539	1,903,186
Bank of Hawaii Corp. (a)	90,844	5,189,918
Bank of Marin Bancorp	35,984	754,944
Bank7 Corp.	8,538	225,915
BankUnited, Inc.	172,367	5,143,431
Bankwell Financial Group, Inc.	13,580	371,413
Banner Corp.	79,354	3,778,044
Bar Harbor Bankshares	34,152	932,691
Baycom Corp.	26,848	541,256
BCB Bancorp, Inc.	35,472	455,815
Berkshire Hills Bancorp, Inc.	101,612	2,317,770
Blue Foundry Bancorp *	56,550	577,376
SECURITY	NUMBER OF SHARES	VALUE ($)
Blue Ridge Bankshares, Inc.	40,458	341,061
Bridgewater Bancshares, Inc. *	46,748	500,671
Brookline Bancorp, Inc.	201,542	2,152,469
Burke & Herbert Financial Services Corp.	14,714	794,409
Business First Bancshares, Inc.	54,880	1,122,296
Byline Bancorp, Inc.	57,515	1,262,454
C&F Financial Corp.	7,510	422,287
Cadence Bank	420,673	10,537,859
Cambridge Bancorp	17,668	1,087,289
Camden National Corp.	33,158	1,146,604
Capital Bancorp, Inc.	22,071	444,731
Capital City Bank Group, Inc.	30,711	995,958
Capitol Federal Financial, Inc.	294,699	1,953,854
Capstar Financial Holdings, Inc.	44,839	667,204
Carter Bankshares, Inc. *	54,016	793,495
Cathay General Bancorp	160,708	6,113,332
Central Pacific Financial Corp.	61,763	1,126,557
Central Valley Community Bancorp	22,845	390,650
Chemung Financial Corp.	8,015	341,920
ChoiceOne Financial Services, Inc.	15,973	387,345
Citizens & Northern Corp.	34,639	734,347
Citizens Financial Services, Inc.	9,923	699,323
City Holding Co.	35,033	3,465,114
Civista Bancshares, Inc.	35,347	644,729
CNB Financial Corp.	48,199	937,953
Coastal Financial Corp. *	25,169	1,136,884
Codorus Valley Bancorp, Inc.	21,941	482,483
Colony Bankcorp, Inc.	37,758	404,766
Columbia Financial, Inc. *	68,823	1,203,026
Community Bank System, Inc.	123,179	6,630,726
Community Trust Bancorp, Inc.	35,986	1,381,143
ConnectOne Bancorp, Inc.	85,762	1,755,548
CrossFirst Bankshares, Inc. *	103,456	1,207,332
Customers Bancorp, Inc. *	66,014	2,771,268
CVB Financial Corp.	308,104	5,813,922
Dime Community Bancshares, Inc.	80,900	1,812,160
Eagle Bancorp, Inc.	70,873	1,963,182
Eastern Bankshares, Inc.	358,890	5,067,527
Enterprise Bancorp, Inc.	22,336	711,178
Enterprise Financial Services Corp.	84,147	3,450,027
Equity Bancshares, Inc., Class A	33,991	923,196
Esquire Financial Holdings, Inc.	15,706	784,436
ESSA Bancorp, Inc.	19,870	330,239
Evans Bancorp, Inc.	11,987	356,254
Farmers & Merchants Bancorp, Inc.	31,055	662,093
Farmers National Banc Corp.	85,597	1,176,959
FB Financial Corp.	81,729	2,894,841
Fidelity D&D Bancorp, Inc.	10,660	540,888
Financial Institutions, Inc.	34,731	666,141
First BanCorp	410,082	6,089,718
First Bancorp/Southern Pines NC	91,639	3,031,418
First Bank	49,770	622,125
First Busey Corp.	119,609	2,590,731
First Business Financial Services, Inc.	17,970	610,800
First Commonwealth Financial Corp.	235,570	3,401,631

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
First Community Bankshares, Inc.	40,875	1,374,626
First Community Corp.	16,859	332,965
First Financial Bancorp	218,062	5,035,052
First Financial Bankshares, Inc.	300,992	9,809,329
First Financial Corp.	26,877	1,026,970
First Foundation, Inc.	117,091	855,935
First Interstate BancSystem, Inc., Class A	191,233	5,494,124
First Merchants Corp.	136,964	4,399,284
First Mid Bancshares, Inc.	44,429	1,359,972
First Western Financial, Inc. *	18,237	378,235
Five Star Bancorp	29,213	720,977
Flushing Financial Corp.	64,497	1,017,763
FS Bancorp, Inc.	15,155	469,805
Fulton Financial Corp.	376,452	5,383,264
FVCBankcorp, Inc. *	36,650	471,319
German American Bancorp, Inc.	64,740	1,907,240
Glacier Bancorp, Inc.	257,577	8,422,768
Great Southern Bancorp, Inc.	21,005	1,162,207
Greene County Bancorp, Inc.	16,070	553,772
Guaranty Bancshares, Inc.	19,319	614,151
Hancock Whitney Corp.	200,332	8,816,611
Hanmi Financial Corp.	70,682	1,342,958
HarborOne Bancorp, Inc.	95,963	1,006,652
HBT Financial, Inc.	30,696	609,009
Heartland Financial USA, Inc.	97,286	3,340,801
Heritage Commerce Corp.	137,423	1,319,261
Heritage Financial Corp.	80,344	1,507,253
Hilltop Holdings, Inc.	108,309	3,349,997
Home Bancorp, Inc.	16,575	590,402
Home BancShares, Inc.	440,377	10,705,565
HomeStreet, Inc.	41,302	379,978
HomeTrust Bancshares, Inc.	35,561	864,488
Hope Bancorp, Inc.	265,999	2,888,749
Horizon Bancorp, Inc.	100,193	1,241,391
Independent Bank Corp.	102,261	6,161,225
Independent Bank Corp., Michigan	46,220	954,905
Independent Bank Group, Inc.	83,261	3,735,921
International Bancshares Corp.	124,198	6,165,189
John Marshall Bancorp, Inc.	28,487	541,253
Kearny Financial Corp.	133,358	1,145,545
Lakeland Bancorp, Inc.	143,847	2,173,528
Lakeland Financial Corp.	57,156	3,168,729
LCNB Corp.	24,178	423,840
Live Oak Bancshares, Inc.	77,591	2,938,371
Luther Burbank Corp.	23,446	241,494
Macatawa Bank Corp.	60,193	592,901
MainStreet Bancshares, Inc.	15,928	380,201
Mercantile Bank Corp.	36,465	1,280,651
Metrocity Bankshares, Inc.	41,783	895,828
Metropolitan Bank Holding Corp. *	23,964	1,085,330
Mid Penn Bancorp, Inc.	32,531	764,479
Middlefield Banc Corp.	17,969	525,773
Midland States Bancorp, Inc.	49,494	1,159,644
MidWestOne Financial Group, Inc.	32,543	798,280
MVB Financial Corp.	25,950	664,061
National Bank Holdings Corp., Class A	84,818	2,914,346
National Bankshares, Inc.	13,212	393,321
NBT Bancorp, Inc.	96,281	3,581,653
Nicolet Bankshares, Inc.	29,677	2,482,481
Northeast Bank	17,734	844,848
Northeast Community Bancorp, Inc.	30,612	495,608
Northfield Bancorp, Inc.	96,307	1,173,019
Northrim BanCorp, Inc.	12,588	601,706
Northwest Bancshares, Inc.	295,634	3,654,036
Norwood Financial Corp.	16,877	537,532
Oak Valley Bancorp	15,395	421,669
OceanFirst Financial Corp.	134,299	2,501,990
OFG Bancorp	107,295	3,593,310
SECURITY	NUMBER OF SHARES	VALUE ($)
Old National Bancorp	676,391	11,518,939
Old Second Bancorp, Inc.	100,480	1,606,675
Orange County Bancorp, Inc.	11,677	525,932
Origin Bancorp, Inc.	67,299	2,193,947
Orrstown Financial Services, Inc.	23,408	547,747
Pacific Premier Bancorp, Inc.	219,573	5,607,894
PacWest Bancorp (a)	276,493	2,571,385
Park National Corp.	32,990	3,679,045
Parke Bancorp, Inc.	23,991	475,981
Pathward Financial, Inc.	63,194	3,283,560
PCB Bancorp	24,946	407,119
Peapack-Gladstone Financial Corp.	39,605	1,157,654
Penns Woods Bancorp, Inc. (a)	15,676	422,782
Peoples Bancorp, Inc.	77,935	2,195,429
Peoples Financial Services Corp.	15,956	737,008
Pioneer Bancorp, Inc. *	26,534	260,829
Plumas Bancorp	12,503	452,359
Ponce Financial Group, Inc. *	46,752	431,521
Preferred Bank	30,938	2,044,383
Premier Financial Corp.	81,858	1,773,044
Primis Financial Corp.	46,338	440,674
Princeton Bancorp, Inc.	11,623	347,644
Provident Financial Services, Inc.	168,958	3,132,481
QCR Holdings, Inc.	37,821	1,937,570
RBB Bancorp	38,346	562,536
Red River Bancshares, Inc.	11,017	539,943
Renasant Corp.	127,043	3,930,710
Republic Bancorp, Inc., Class A	19,695	902,622
S&T Bancorp, Inc.	89,559	2,828,273
Sandy Spring Bancorp, Inc.	101,003	2,471,543
Seacoast Banking Corp. of Florida	195,049	4,819,661
ServisFirst Bancshares, Inc.	117,925	7,037,764
Shore Bancshares, Inc.	68,160	811,104
Sierra Bancorp	31,634	666,212
Simmons First National Corp., Class A	292,149	5,898,488
SmartFinancial, Inc.	36,248	910,550
South Plains Financial, Inc.	27,505	738,509
Southern First Bancshares, Inc. *	17,543	529,448
Southern Missouri Bancorp, Inc.	19,609	942,605
Southern States Bancshares, Inc.	17,156	431,473
Southside Bancshares, Inc.	67,920	2,255,623
SouthState Corp.	175,758	13,651,124
Stellar Bancorp, Inc.	112,126	2,787,452
Sterling Bancorp, Inc. *	48,183	286,207
Stock Yards Bancorp, Inc.	62,484	2,987,360
Summit Financial Group, Inc.	25,570	576,859
Texas Capital Bancshares, Inc. *	110,723	7,069,664
The Bancorp, Inc. *	123,879	4,695,014
The Bank of N.T. Butterfield & Son Ltd.	116,281	3,736,109
The First BanCorp, Inc.	22,376	590,503
The First Bancshares, Inc.	70,008	2,191,950
The First of Long Island Corp.	48,755	679,645
The Hingham Institution For Savings	3,403	756,997
Third Coast Bancshares, Inc. *	30,185	624,226
Timberland Bancorp, Inc.	17,272	540,441
Tompkins Financial Corp.	31,988	1,924,398
Towne Bank	162,634	4,111,388
TriCo Bancshares	71,548	2,674,464
Triumph Financial, Inc. *	51,144	3,626,621
TrustCo Bank Corp.	43,114	1,310,234
Trustmark Corp.	140,054	3,677,818
UMB Financial Corp.	102,353	7,267,063
United Bankshares, Inc.	302,096	10,102,090
United Community Banks, Inc.	267,029	7,762,533
Unity Bancorp, Inc.	16,909	448,427
Univest Financial Corp.	67,205	1,310,497
USCB Financial Holdings, Inc. *	24,056	263,654
Valley National Bancorp	996,579	10,224,901
Veritex Holdings, Inc.	120,892	2,600,387

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Virginia National Bankshares Corp.	10,808	391,574
Washington Federal, Inc.	151,703	4,708,861
Washington Trust Bancorp, Inc.	38,700	1,240,722
WesBanco, Inc.	133,844	3,748,970
West Bancorp, Inc.	37,076	743,745
Westamerica Bancorp	60,247	2,963,550
WSFS Financial Corp.	141,648	6,197,100
		510,379,035

Capital Goods 11.4%
374Water, Inc. *(a)	135,387	269,420
3D Systems Corp. *	293,504	2,556,420
AAON, Inc.	104,257	10,974,092
AAR Corp. *	79,868	4,776,106
AeroVironment, Inc. *	57,980	5,523,175
AerSale Corp. *	58,696	881,027
Alamo Group, Inc.	23,377	4,529,527
Albany International Corp., Class A	72,291	6,960,177
Allied Motion Technologies, Inc.	32,133	1,249,974
Alta Equipment Group, Inc.	43,474	702,105
Ameresco, Inc., Class A *	74,018	4,308,588
American Woodmark Corp. *	38,334	2,937,918
Amprius Technologies, Inc. *	12,291	92,305
API Group Corp. *	482,880	13,887,629
Apogee Enterprises, Inc.	50,900	2,521,077
Applied Industrial Technologies, Inc.	89,084	12,916,289
Archer Aviation, Inc., Class A *	353,541	2,379,331
Arcosa, Inc.	112,016	8,645,395
Argan, Inc.	29,396	1,118,224
Array Technologies, Inc. *	349,997	6,667,443
Astec Industries, Inc.	52,365	2,586,831
Astronics Corp. *	60,294	1,264,968
Atkore, Inc. *	91,407	14,503,549
AZZ, Inc.	57,167	2,534,213
Babcock & Wilcox Enterprises, Inc. *	134,444	736,753
Barnes Group, Inc.	113,359	4,455,009
Beacon Roofing Supply, Inc. *	112,872	9,669,744
Blink Charging Co. *(a)	105,494	675,162
Bloom Energy Corp., Class A *	444,941	7,946,646
Blue Bird Corp. *	40,165	841,055
BlueLinx Holdings, Inc. *	20,180	1,901,763
Boise Cascade Co.	91,684	9,488,377
Bowman Consulting Group Ltd., Class A *	22,976	796,118
Brookfield Business Corp., Class A	59,442	1,219,750
Cadre Holdings, Inc.	44,437	1,034,049
Chart Industries, Inc. *	97,425	17,746,938
CIRCOR International, Inc. *	41,929	2,335,445
Columbus McKinnon Corp.	64,937	2,749,433
Comfort Systems USA, Inc.	81,715	14,215,959
Commercial Vehicle Group, Inc. *	73,434	771,057
Concrete Pumping Holdings, Inc. *	59,286	478,438
Construction Partners, Inc., Class A *	92,489	2,719,177
CSW Industrials, Inc.	35,652	6,436,969
Custom Truck One Source, Inc. *	132,084	914,021
Desktop Metal, Inc., Class A *(a)	650,004	1,183,007
Distribution Solutions Group, Inc. *	10,357	574,192
Douglas Dynamics, Inc.	52,145	1,619,102
Dragonfly Energy Holdings Corp. *(a)	34,788	95,319
Ducommun, Inc. *	26,073	1,307,300
DXP Enterprises, Inc. *	33,418	1,269,216
Dycom Industries, Inc. *	66,212	6,593,391
Encore Wire Corp.	38,697	6,605,191
Energy Recovery, Inc. *	128,180	3,906,926
Energy Vault Holdings, Inc. *(a)	224,131	750,839
Enerpac Tool Group Corp., Class A	132,214	3,633,241
EnerSys	95,244	10,316,830
Enovix Corp. *	316,429	6,809,552
SECURITY	NUMBER OF SHARES	VALUE ($)
EnPro Industries, Inc.	48,427	6,720,699
Eos Energy Enterprises, Inc. *(a)	246,042	605,263
ESCO Technologies, Inc.	59,203	5,952,862
ESS Tech, Inc. *(a)	208,503	402,411
Eve Holding, Inc. *(a)	41,374	378,572
EVI Industries, Inc. *	10,840	275,770
Federal Signal Corp.	138,347	8,451,618
Fluence Energy, Inc. *	90,672	2,651,249
Fluor Corp. *	329,220	10,199,236
Franklin Electric Co., Inc.	106,620	10,536,188
FTAI Aviation Ltd.	229,973	7,407,430
FTC Solar, Inc. *	145,416	552,581
FuelCell Energy, Inc. *(a)	943,818	2,066,961
GATX Corp.	81,971	10,275,885
Gencor Industries, Inc. *	24,095	367,449
Gibraltar Industries, Inc. *	71,787	4,642,465
Global Industrial Co.	29,984	854,544
GMS, Inc. *	96,037	7,076,967
GrafTech International Ltd.	446,737	2,358,771
Granite Construction, Inc.	102,164	4,181,572
Great Lakes Dredge & Dock Corp. *	152,054	1,277,254
Griffon Corp.	101,671	4,241,714
H&E Equipment Services, Inc.	74,003	3,595,066
Helios Technologies, Inc.	75,836	4,792,835
Herc Holdings, Inc.	65,253	8,732,809
Hillenbrand, Inc.	159,462	8,282,456
Hillman Solutions Corp. *	397,205	3,908,497
Hudson Technologies, Inc. *	100,238	911,163
Hyliion Holdings Corp. *	337,387	664,652
Hyster-Yale Materials Handling, Inc.	25,142	1,200,782
IES Holdings, Inc. *	19,035	1,091,086
INNOVATE Corp. *	104,968	173,197
Insteel Industries, Inc.	43,403	1,399,747
Janus International Group, Inc. *	195,611	2,233,878
JELD-WEN Holding, Inc. *	195,945	3,489,780
John Bean Technologies Corp.	73,518	9,087,560
Kadant, Inc.	27,034	6,024,527
Kaman Corp.	65,060	1,489,223
Karat Packaging, Inc.	12,968	263,639
Kennametal, Inc.	186,481	5,683,941
Kratos Defense & Security Solutions, Inc. *	288,299	4,350,432
Leonardo DRS, Inc. *	116,431	1,943,233
Limbach Holdings, Inc. *	21,046	556,035
Lindsay Corp.	25,444	3,372,093
LSI Industries, Inc.	59,815	753,669
Luxfer Holdings plc	62,745	794,352
Masonite International Corp. *	51,407	5,374,602
Masterbrand, Inc. *	298,517	3,686,685
Mayville Engineering Co., Inc. *	25,250	305,272
McGrath RentCorp	57,136	5,506,768
Microvast Holdings, Inc. *	240,268	689,569
Miller Industries, Inc.	25,871	981,546
Moog, Inc., Class A	65,549	6,911,487
MRC Global, Inc. *	193,484	2,184,434
Mueller Industries, Inc.	129,382	10,487,705
Mueller Water Products, Inc., Class A	358,793	5,772,979
MYR Group, Inc. *	38,026	5,420,987
National Presto Industries, Inc.	11,796	923,745
NEXTracker, Inc., Class A *	100,868	4,271,760
Nikola Corp. *(a)	1,369,774	3,657,297
Northwest Pipe Co. *	22,501	733,083
NOW, Inc. *	252,607	2,877,194
NuScale Power Corp. *(a)	122,518	928,686
Omega Flex, Inc.	7,478	669,431
Park Aerospace Corp.	44,942	653,007
Park-Ohio Holdings Corp.	19,192	369,830
Parsons Corp. *	95,519	4,720,549
PGT Innovations, Inc. *	133,816	3,828,476

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Powell Industries, Inc.	21,235	1,290,663
Preformed Line Products Co.	5,778	1,002,541
Primoris Services Corp.	123,102	3,909,720
Proterra, Inc. *	506,239	855,544
Proto Labs, Inc. *	60,793	2,015,288
Quanex Building Products Corp.	76,144	2,142,692
Redwire Corp. *	17,938	65,294
Resideo Technologies, Inc. *	338,604	6,338,667
REV Group, Inc.	72,393	936,041
Rocket Lab USA, Inc. *	645,859	4,759,981
Rush Enterprises, Inc., Class A	95,634	6,185,607
Rush Enterprises, Inc., Class B	14,225	977,400
SES AI Corp. *	285,413	896,197
Shoals Technologies Group, Inc., Class A *	395,789	10,274,682
Simpson Manufacturing Co., Inc.	99,084	15,655,272
SKYX Platforms Corp. *	129,965	275,526
Southland Holdings, Inc. *(a)	8,586	68,430
SPX Technologies, Inc. *	101,943	8,625,397
Standex International Corp.	27,348	4,063,092
Stem, Inc. *(a)	328,779	2,324,468
Sterling Infrastructure, Inc. *	68,939	4,135,651
SunPower Corp. *	201,271	1,986,545
Tennant Co.	42,611	3,419,107
Terex Corp.	155,111	9,094,158
Terran Orbital Corp. *(a)	194,774	292,161
Textainer Group Holdings Ltd.	100,026	4,111,069
The Gorman-Rupp Co.	52,954	1,678,642
The Greenbrier Cos., Inc.	72,694	3,357,736
The Manitowoc Co., Inc. *	80,608	1,460,617
The Shyft Group, Inc.	79,483	1,146,940
Thermon Group Holdings, Inc. *	77,093	2,128,538
Titan International, Inc. *	121,325	1,515,349
Titan Machinery, Inc. *	47,628	1,520,286
TPI Composites, Inc. *	95,786	568,969
Transcat, Inc. *	17,085	1,433,090
Trinity Industries, Inc.	187,945	4,927,918
Triton International Ltd.	126,009	10,623,819
Triumph Group, Inc. *	148,686	1,880,878
Tutor Perini Corp. *	97,041	819,996
UFP Industries, Inc.	138,648	14,247,468
V2X, Inc. *	26,702	1,374,085
Velo3D, Inc. *(a)	203,467	465,939
Veritiv Corp.	30,164	4,226,881
Vicor Corp. *	51,041	4,709,553
Virgin Galactic Holdings, Inc. *(a)	581,267	2,487,823
Wabash National Corp.	109,192	2,585,667
Watts Water Technologies, Inc., Class A	63,142	11,777,877
Willis Lease Finance Corp. *	6,475	273,828
Xometry, Inc., Class A *	78,404	1,627,667
Zurn Elkay Water Solutions Corp.	341,578	10,397,634
		666,747,350

Commercial & Professional Services 3.8%
ABM Industries, Inc.	152,998	7,080,747
ACCO Brands Corp.	214,469	1,306,116
ACV Auctions, Inc., Class A *	294,016	5,142,340
Alight, Inc., Class A *	919,040	8,988,211
Aris Water Solution, Inc., Class A	68,341	746,967
ASGN, Inc. *	111,286	8,493,348
Asure Software, Inc. *	43,262	590,094
Barrett Business Services, Inc.	15,485	1,404,954
BlackSky Technology, Inc. *	270,181	537,660
BrightView Holdings, Inc. *	94,579	729,204
Casella Waste Systems, Inc., Class A *	128,466	10,365,922
CBIZ, Inc. *	110,784	5,859,366
CECO Environmental Corp. *	67,886	817,347
Cimpress plc *	41,078	2,854,921
SECURITY	NUMBER OF SHARES	VALUE ($)
CompX International, Inc.	3,395	76,863
Conduent, Inc. *	398,492	1,378,782
CoreCivic, Inc. *	261,799	2,539,450
CRA International, Inc.	15,707	1,572,114
CSG Systems International, Inc.	72,262	3,727,997
Deluxe Corp.	100,561	1,909,653
Ennis, Inc.	59,119	1,273,423
ExlService Holdings, Inc. *	74,645	10,521,213
Exponent, Inc.	116,903	10,472,171
First Advantage Corp. *	126,184	1,892,760
FiscalNote Holdings, Inc. *	142,336	466,862
Forrester Research, Inc. *	26,852	855,773
Franklin Covey Co. *	28,525	1,359,216
Harsco Corp. *	182,247	1,718,589
Healthcare Services Group, Inc.	171,353	2,160,761
Heidrick & Struggles International, Inc.	45,950	1,253,057
Heritage-Crystal Clean, Inc. *	36,345	1,674,414
HireQuest, Inc.	12,249	306,348
HireRight Holdings Corp. *	34,290	367,246
HNI Corp.	106,235	3,090,376
Huron Consulting Group, Inc. *	43,825	4,144,530
IBEX Holdings Ltd. *	25,006	496,369
ICF International, Inc.	43,333	5,095,527
Innodata, Inc. *	57,668	739,880
Insperity, Inc.	84,136	9,898,600
Interface, Inc., Class A	133,049	1,299,889
Kelly Services, Inc., Class A	76,400	1,399,648
Kforce, Inc.	44,593	2,828,980
Korn Ferry	120,568	6,351,522
LanzaTech Global, Inc. *	47,134	305,428
LegalZoom.com, Inc. *	239,623	3,661,439
Li-Cycle Holdings Corp. *(a)	318,432	1,920,145
Liquidity Services, Inc. *	54,237	910,097
Matthews International Corp., Class A	68,390	3,139,101
Maximus, Inc.	140,409	11,760,658
MillerKnoll, Inc.	174,847	3,421,756
Mistras Group, Inc. *	47,603	368,447
Montrose Environmental Group, Inc. *	64,214	2,598,741
NL Industries, Inc.	18,784	108,947
NV5 Global, Inc. *	31,271	3,425,738
OPENLANE, Inc. *	250,143	3,927,245
Performant Financial Corp. *	153,846	472,307
Pitney Bowes, Inc.	406,210	1,600,467
Planet Labs PBC *	441,532	1,642,499
Quad Graphics, Inc. *	71,062	420,687
Resources Connection, Inc.	74,181	1,185,412
Skillsoft Corp. *	181,914	240,127
SP Plus Corp. *	45,193	1,737,671
Steelcase, Inc., Class A	203,944	1,747,800
Sterling Check Corp. *	54,162	650,486
The Brink's Co.	106,613	7,778,485
The GEO Group, Inc. *	274,648	2,051,621
TriNet Group, Inc. *	86,972	9,152,064
TrueBlue, Inc. *	70,434	1,052,988
TTEC Holdings, Inc.	44,925	1,547,217
UniFirst Corp.	34,689	5,630,025
Upwork, Inc. *	284,829	2,970,766
Verra Mobility Corp., Class A *	322,552	6,770,367
Viad Corp. *	47,580	1,342,232
VSE Corp.	24,737	1,329,614
Willdan Group, Inc. *	27,961	564,253
		221,224,040

Consumer Discretionary Distribution & Retail 2.6%
1-800-Flowers.com, Inc., Class A *	59,538	516,790
Abercrombie & Fitch Co., Class A *	113,221	4,484,684
Academy Sports & Outdoors, Inc.	172,367	10,305,823
American Eagle Outfitters, Inc.	422,935	5,942,237

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
America's Car-Mart, Inc. *	13,560	1,615,267
Arko Corp.	190,526	1,588,987
Asbury Automotive Group, Inc. *	50,026	11,285,866
BARK, Inc. *	250,270	360,389
Big 5 Sporting Goods Corp. (a)	49,178	470,633
Big Lots, Inc.	65,069	666,957
Boot Barn Holdings, Inc. *	68,805	6,460,789
Build-A-Bear Workshop, Inc.	30,384	745,927
Caleres, Inc.	80,036	2,164,173
Camping World Holdings, Inc., Class A	96,221	3,081,959
CarParts.com, Inc. *	121,182	608,334
Carvana Co., Class A *(a)	221,570	10,181,141
Chico's FAS, Inc. *	281,793	1,718,937
ContextLogic, Inc., Class A *(a)	50,471	479,475
Designer Brands, Inc., Class A	115,825	1,152,459
Destination XL Group, Inc. *	133,281	687,730
Dillard's, Inc., Class A	8,334	2,858,895
Duluth Holdings, Inc., Class B *	31,550	229,053
Envela Corp. *	17,343	129,899
EVgo, Inc., Class A *(a)	163,973	716,562
Foot Locker, Inc.	190,110	5,108,256
Franchise Group, Inc. (a)	52,549	1,563,858
Genesco, Inc. *	27,605	778,737
Group 1 Automotive, Inc.	32,165	8,315,617
GrowGeneration Corp. *	133,787	532,472
Guess?, Inc.	67,276	1,412,123
Haverty Furniture Cos., Inc.	33,474	1,191,674
Hibbett, Inc.	28,770	1,334,928
J Jill Inc. *	10,402	236,125
Lands' End, Inc. *	34,061	319,492
Lazydays Holdings, Inc. *	28,960	379,666
Leslie's, Inc. *	408,940	2,604,948
MarineMax, Inc. *	49,419	1,993,068
Monro, Inc.	71,749	2,629,601
National Vision Holdings, Inc. *	179,953	3,892,383
OneWater Marine, Inc., Class A *	26,397	993,847
Overstock.com, Inc. *	103,840	3,787,045
PetMed Express, Inc.	46,987	688,360
Qurate Retail, Inc., Class B *	3,032	23,043
Rent the Runway, Inc., Class A *(a)	109,914	203,341
Revolve Group, Inc. *	94,887	1,871,172
Sally Beauty Holdings, Inc. *	247,099	2,957,775
Shoe Carnival, Inc.	38,368	1,020,972
Signet Jewelers Ltd.	102,989	8,289,585
Sleep Number Corp. *	49,795	1,378,824
Sonic Automotive, Inc., Class A	36,235	1,735,294
Sportsman's Warehouse Holdings, Inc. *	86,556	545,303
Stitch Fix, Inc., Class A *	192,887	985,653
The Aaron's Co., Inc.	73,213	1,158,230
The Buckle, Inc.	70,357	2,572,252
The Cato Corp., Class A	39,806	338,351
The Children's Place, Inc. *	27,273	857,463
The ODP Corp. *	78,902	3,935,632
ThredUp, Inc., Class A *	164,143	577,783
Tile Shop Holdings, Inc. *	65,881	419,003
Tilly's, Inc., Class A *	51,150	443,471
Torrid Holdings, Inc. *(a)	27,619	75,124
Upbound Group, Inc.	127,755	4,424,156
Urban Outfitters, Inc. *	147,740	5,373,304
Warby Parker, Inc., Class A *	195,278	2,917,453
Weyco Group, Inc.	14,000	382,200
Winmark Corp.	6,579	2,391,203
Zumiez, Inc. *	36,423	686,938
		151,778,691

Consumer Durables & Apparel 3.1%
Acushnet Holdings Corp.	72,370	4,315,423
Allbirds, Inc., Class A *	217,207	325,811
SECURITY	NUMBER OF SHARES	VALUE ($)
AMMO, Inc. *	205,203	426,822
Beazer Homes USA, Inc. *	68,118	2,290,808
Cavco Industries, Inc. *	20,235	5,982,478
Century Communities, Inc.	65,837	5,083,933
Clarus Corp.	66,909	595,490
Cricut, Inc., Class A (a)	110,371	1,309,000
Dream Finders Homes, Inc., Class A *	56,102	1,430,601
Escalade, Inc.	22,762	332,325
Ethan Allen Interiors, Inc.	52,832	1,662,623
Figs, Inc., Class A *	294,376	2,166,607
Fossil Group, Inc. *	110,605	307,482
Funko, Inc., Class A *	79,525	648,924
G-III Apparel Group Ltd. *	97,176	2,012,515
GoPro, Inc., Class A *	299,752	1,225,986
Green Brick Partners, Inc. *	60,720	3,431,894
Hanesbrands, Inc.	810,191	4,269,707
Helen of Troy Ltd. *	55,638	7,861,649
Hooker Furnishings Corp.	25,132	504,399
Hovnanian Enterprises, Inc., Class A *	11,010	1,173,886
Installed Building Products, Inc.	54,753	8,104,539
iRobot Corp. *	63,117	2,524,680
JAKKS Pacific, Inc. *	16,519	344,256
Johnson Outdoors, Inc., Class A	12,382	732,024
KB Home	171,078	9,233,080
Kontoor Brands, Inc.	128,771	5,454,740
Landsea Homes Corp. *	30,733	303,335
Latham Group, Inc. *	88,803	349,884
La-Z-Boy, Inc.	99,929	3,134,773
Legacy Housing Corp. *	22,677	537,898
LGI Homes, Inc. *	48,121	6,676,789
M.D.C. Holdings, Inc.	135,657	6,956,491
M/I Homes, Inc. *	62,296	6,229,600
Malibu Boats, Inc., Class A *	46,838	2,807,938
Marine Products Corp.	19,228	308,417
MasterCraft Boat Holdings, Inc. *	40,660	1,246,229
Meritage Homes Corp.	84,082	12,524,014
Movado Group, Inc.	35,046	1,005,820
Oxford Industries, Inc.	34,471	3,717,697
Purple Innovation, Inc., Class A	145,450	453,804
Rocky Brands, Inc.	15,946	320,834
Skyline Champion Corp. *	123,743	8,619,937
Smith & Wesson Brands, Inc.	105,783	1,346,618
Snap One Holdings Corp. *	41,679	405,953
Solo Brands, Inc., Class A *	50,191	294,119
Sonos, Inc. *	294,004	5,039,229
Steven Madden Ltd.	174,128	5,812,393
Sturm, Ruger & Co., Inc.	40,310	2,134,415
Taylor Morrison Home Corp., Class A *	242,865	11,759,523
The Lovesac Co. *	32,088	939,537
Topgolf Callaway Brands Corp. *	332,620	6,642,421
Traeger, Inc. *(a)	81,565	363,780
Tri Pointe Homes, Inc. *	229,094	7,303,517
United Homes Group, Inc. *	14,068	159,953
Vera Bradley, Inc. *	59,937	403,975
Vista Outdoor, Inc. *	129,786	3,932,516
Vizio Holding Corp., Class A *	177,393	1,321,578
VOXX International Corp., Class A *	31,772	293,573
Wolverine World Wide, Inc.	178,929	2,267,030
		179,365,272

Consumer Services 3.3%
2U, Inc. *	182,090	870,390
Accel Entertainment, Inc., Class A *	124,866	1,423,472
Adtalem Global Education, Inc. *	104,424	4,515,294
Bally's Corp. *	68,530	1,115,668
Biglari Holdings, Inc., Class B *	1,689	343,137
BJ's Restaurants, Inc. *	52,571	1,979,824
Bloomin' Brands, Inc.	202,685	5,446,146

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bluegreen Vacations Holding Corp., Class A	24,665	964,155
Bowlero Corp. *	67,233	815,536
Brinker International, Inc. *	101,680	3,993,990
Carriage Services, Inc., Class A	30,656	992,335
Carrols Restaurant Group, Inc. *	84,007	494,801
Century Casinos, Inc. *	62,870	499,817
Chegg, Inc. *	271,960	2,754,955
Chuy's Holdings, Inc. *	41,703	1,734,428
Coursera, Inc. *	299,718	4,702,575
Cracker Barrel Old Country Store, Inc.	51,055	4,758,326
Dave & Buster's Entertainment, Inc. *	100,409	4,598,732
Denny's Corp. *	126,245	1,484,641
Dine Brands Global, Inc.	36,060	2,175,139
Duolingo, Inc. *	66,228	10,277,923
El Pollo Loco Holdings, Inc.	65,447	697,011
European Wax Center, Inc., Class A *	78,946	1,529,184
Everi Holdings, Inc. *	194,205	2,882,002
Fiesta Restaurant Group, Inc. *	40,462	311,557
First Watch Restaurant Group, Inc. *	34,554	644,087
Frontdoor, Inc. *	190,199	6,641,749
Full House Resorts, Inc. *	75,097	482,123
Global Business Travel Group I *	73,773	519,362
Golden Entertainment, Inc. *	46,688	1,976,770
Graham Holdings Co., Class B	8,587	5,038,422
Hilton Grand Vacations, Inc. *	187,859	8,735,444
Inspired Entertainment, Inc. *	49,619	624,703
International Game Technology plc	250,760	8,483,211
Jack in the Box, Inc.	48,068	4,778,440
Krispy Kreme, Inc.	201,486	3,102,884
Kura Sushi USA, Inc., Class A *	13,601	1,353,436
Laureate Education, Inc.	303,807	3,894,806
Life Time Group Holdings, Inc. *	102,969	1,862,709
Light & Wonder, Inc. *	210,812	14,820,084
Lincoln Educational Services Corp. *	54,128	384,850
Lindblad Expeditions Holdings, Inc. *	81,251	960,387
Monarch Casino & Resort, Inc.	31,044	2,151,970
Mondee Holdings, Inc., Class A *(a)	103,793	888,468
Nathan's Famous, Inc.	6,447	516,405
Nerdy, Inc. *	135,482	669,281
Noodles & Co., Class A *	91,768	334,953
OneSpaWorld Holdings Ltd. *	168,301	2,161,826
Papa John's International, Inc.	80,712	6,674,882
Perdoceo Education Corp. *	154,966	2,068,796
PlayAGS, Inc. *	84,442	559,006
Portillo's, Inc., Class A *	97,944	2,257,609
Potbelly Corp. *	59,667	569,820
RCI Hospitality Holdings, Inc.	19,796	1,380,771
Red Robin Gourmet Burgers, Inc. *	36,284	527,932
Red Rock Resorts, Inc., Class A	110,102	5,339,947
Rover Group, Inc., Class A *	212,351	1,163,684
Rush Street Interactive, Inc. *	144,195	552,267
Sabre Corp. *	754,826	3,094,787
SeaWorld Entertainment, Inc. *	92,233	5,106,941
Shake Shack, Inc., Class A *	87,278	6,778,010
Six Flags Entertainment Corp. *	166,226	3,972,801
Strategic Education, Inc.	52,090	3,911,959
Stride, Inc. *	97,620	3,730,060
Super Group SGHC Ltd. *	316,147	957,925
Sweetgreen, Inc., Class A *	222,425	3,351,945
Target Hospitality Corp. *	71,485	912,864
The Cheesecake Factory, Inc.	112,389	4,133,667
The ONE Group Hospitality, Inc. *	50,200	369,974
Udemy, Inc. *	197,761	2,335,557
Universal Technical Institute, Inc. *	74,931	545,498
WW International, Inc. *	124,650	1,452,173
Xponential Fitness, Inc., Class A *	57,138	1,206,755
		195,343,038

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Staples Distribution & Retail 0.5%
HF Foods Group, Inc. *	92,601	484,303
Ingles Markets, Inc., Class A	32,353	2,743,534
Natural Grocers by Vitamin Cottage, Inc.	21,758	270,887
PriceSmart, Inc.	59,892	4,655,405
SpartanNash Co.	80,518	1,806,824
Sprouts Farmers Market, Inc. *	239,135	9,386,049
The Andersons, Inc.	74,686	3,646,171
The Chefs' Warehouse, Inc. *	81,025	2,944,448
United Natural Foods, Inc. *	136,347	2,836,018
Village Super Market, Inc., Class A	19,490	453,727
Weis Markets, Inc.	37,935	2,516,608
		31,743,974

Energy 7.3%
Amplify Energy Corp. *	82,931	608,714
Arch Resources, Inc.	42,369	5,441,874
Archrock, Inc.	319,931	3,730,395
Ardmore Shipping Corp.	95,193	1,340,317
Atlas Energy Solutions, Inc., Class A	37,227	735,233
Berry Corp.	178,286	1,390,631
Borr Drilling Ltd. *	530,197	4,655,130
Bristow Group, Inc. *	54,622	1,680,719
Cactus, Inc., Class A	149,356	7,584,298
California Resources Corp.	165,894	8,850,445
Callon Petroleum Co. *	141,808	5,326,308
Centrus Energy Corp., Class A *	28,078	1,055,733
ChampionX Corp.	459,344	16,352,646
Chord Energy Corp.	96,604	15,151,371
Civitas Resources, Inc.	159,830	11,964,874
Clean Energy Fuels Corp. *	391,421	1,929,706
CNX Resources Corp. *	377,357	7,698,083
Comstock Resources, Inc.	211,812	2,700,603
CONSOL Energy, Inc.	78,601	5,857,347
Core Laboratories, Inc.	107,935	2,805,231
Crescent Energy Co., Class A	87,436	1,037,865
CVR Energy, Inc.	68,395	2,512,832
Delek US Holdings, Inc.	153,102	4,224,084
Denbury, Inc. *	116,100	10,206,351
DHT Holdings, Inc.	315,769	3,110,325
Diamond Offshore Drilling, Inc. *	234,250	3,708,178
DMC Global, Inc. *	44,572	840,628
Dorian LPG Ltd.	73,998	2,200,701
Dril-Quip, Inc. *	78,545	2,033,530
Earthstone Energy, Inc., Class A *	131,859	2,107,107
Empire Petroleum Corp. *	23,167	208,503
Encore Energy Corp. *	323,733	819,044
Energy Fuels, Inc. *(a)	361,968	2,309,356
Enviva, Inc. *	71,575	964,115
Equitrans Midstream Corp.	1,008,535	10,458,508
Evolution Petroleum Corp.	72,098	673,395
Excelerate Energy, Inc., Class A	41,385	878,190
Expro Group Holdings N.V. *	203,033	4,505,302
FLEX LNG Ltd. *	68,572	2,181,961
Forum Energy Technologies, Inc. *	22,424	610,157
Gevo, Inc. *	534,500	919,340
Golar LNG Ltd.	234,411	5,653,993
Granite Ridge Resources, Inc. (a)	59,395	432,990
Green Plains, Inc. *	134,732	4,784,333
Gulfport Energy Corp. *	23,140	2,370,693
Hallador Energy Co. *	52,219	481,459
Helix Energy Solutions Group, Inc. *	331,434	3,181,766
Helmerich & Payne, Inc.	231,905	10,382,387
HighPeak Energy, Inc.	24,326	368,539
International Seaways, Inc.	93,536	4,011,759
Kinetik Holdings, Inc., Class A	39,336	1,416,096
KLX Energy Services Holdings, Inc. *	28,956	339,654

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kosmos Energy Ltd. *	1,055,315	7,492,737
Liberty Energy, Inc., Class A	395,222	6,509,306
Magnolia Oil & Gas Corp., Class A	423,381	9,377,889
Mammoth Energy Services, Inc. *	53,242	260,353
Matador Resources Co.	261,561	14,550,638
Murphy Oil Corp.	343,073	14,844,769
Nabors Industries Ltd. *	21,127	2,587,846
NACCO Industries, Inc., Class A	9,708	359,099
Newpark Resources, Inc. *	173,636	958,471
NextDecade Corp. *	70,072	390,301
NexTier Oilfield Solutions, Inc. *	450,404	5,368,816
Noble Corp. plc	248,475	12,987,788
Nordic American Tankers Ltd.	473,782	2,079,903
Northern Oil and Gas, Inc.	173,697	6,838,451
Oceaneering International, Inc. *	232,640	5,222,768
Oil States International, Inc. *	146,501	1,177,868
Overseas Shipholding Group, Inc., Class A *	131,955	539,696
Par Pacific Holdings, Inc. *	127,221	4,004,917
Patterson-UTI Energy, Inc.	479,152	7,589,768
PBF Energy, Inc., Class A	268,625	12,743,570
Peabody Energy Corp.	288,142	6,465,906
Permian Resources Corp., Class A	587,666	6,869,816
PrimeEnergy Resources Corp. *	1,690	162,510
ProFrac Holding Corp., Class A *	55,562	715,083
ProPetro Holding Corp. *	227,649	2,376,656
Ranger Energy Services, Inc. *	35,511	372,866
REX American Resources Corp. *	35,950	1,330,869
Riley Exploration Permian, Inc.	20,223	757,351
Ring Energy, Inc. *	274,187	663,533
RPC, Inc.	197,955	1,646,986
SandRidge Energy, Inc.	72,991	1,246,686
Scorpio Tankers, Inc.	121,926	5,735,399
SEACOR Marine Holdings, Inc. *	55,053	632,559
Seadrill Ltd. *	116,943	5,719,682
Select Water Solutions, Inc.	196,905	1,655,971
SFL Corp., Ltd.	265,157	2,614,448
SilverBow Resources, Inc. *	41,342	1,480,457
Sitio Royalties Corp., Class A (a)	186,916	5,110,279
SM Energy Co.	277,169	10,058,463
Solaris Oilfield Infrastructure, Inc., Class A	73,620	804,667
Talos Energy, Inc. *	257,412	4,118,592
Teekay Corp. *	152,469	1,015,444
Teekay Tankers Ltd., Class A	55,120	2,403,783
Tellurian, Inc. *(a)	1,231,293	2,117,824
TETRA Technologies, Inc. *	286,541	1,286,569
Tidewater, Inc. *	109,846	6,932,381
Uranium Energy Corp. *	846,922	3,048,919
US Silica Holdings, Inc. *	173,781	2,260,891
VAALCO Energy, Inc.	246,421	1,096,573
Valaris Ltd. *	141,699	10,882,483
Verde Clean Fuels, Inc. *(a)	9,811	53,372
Vertex Energy, Inc. *	154,366	813,509
Vital Energy, Inc. *	39,035	2,060,267
Vitesse Energy, Inc.	58,084	1,463,136
W&T Offshore, Inc. *	224,322	982,530
Weatherford International plc *	164,358	13,658,150
World Kinect Corp.	141,997	3,200,612
		426,492,975

Equity Real Estate Investment Trusts (REITs) 5.3%
Acadia Realty Trust	215,001	3,377,666
Alexander & Baldwin, Inc.	166,908	3,204,634
Alexander's, Inc.	4,915	950,413
Alpine Income Property Trust, Inc.	29,791	506,149
American Assets Trust, Inc.	112,540	2,532,150
SECURITY	NUMBER OF SHARES	VALUE ($)
Apartment Investment & Management Co., Class A	341,336	2,843,329
Apple Hospitality REIT, Inc.	497,748	7,715,094
Armada Hoffler Properties, Inc.	155,524	1,931,608
Braemar Hotels & Resorts, Inc.	149,968	554,882
Brandywine Realty Trust	393,165	1,985,483
Broadstone Net Lease, Inc.	434,125	7,076,237
BRT Apartments Corp.	27,278	531,103
CareTrust REIT, Inc.	231,852	4,820,203
CBL & Associates Properties, Inc.	62,290	1,356,053
Centerspace	34,853	2,165,417
Chatham Lodging Trust	112,009	1,075,286
City Office REIT, Inc.	89,169	487,754
Clipper Realty, Inc.	29,039	185,850
Community Healthcare Trust, Inc.	58,898	2,075,565
Corporate Office Properties Trust	260,565	6,774,690
CTO Realty Growth, Inc.	50,263	879,602
DiamondRock Hospitality Co.	483,662	4,111,127
Diversified Healthcare Trust	546,484	1,142,152
Douglas Emmett, Inc.	393,301	5,781,525
Easterly Government Properties, Inc., Class A	213,014	3,144,087
Elme Communities	202,153	3,284,986
Empire State Realty Trust, Inc., Class A	304,546	2,725,687
Equity Commonwealth	242,689	4,754,277
Essential Properties Realty Trust, Inc.	343,493	8,432,753
Farmland Partners, Inc.	117,020	1,344,560
Four Corners Property Trust, Inc.	200,330	5,268,679
Getty Realty Corp.	103,119	3,332,806
Gladstone Commercial Corp.	93,359	1,241,675
Gladstone Land Corp.	77,485	1,297,099
Global Medical REIT, Inc.	141,289	1,398,761
Global Net Lease, Inc.	240,843	2,574,612
Hersha Hospitality Trust, Class A	71,580	448,091
Hudson Pacific Properties, Inc.	319,831	1,877,408
Independence Realty Trust, Inc.	520,853	8,875,335
Innovative Industrial Properties, Inc.	64,638	5,121,269
InvenTrust Properties Corp.	156,438	3,807,701
JBG SMITH Properties	258,885	4,331,146
Kite Realty Group Trust	502,596	11,499,396
LTC Properties, Inc.	94,344	3,166,185
LXP Industrial Trust	669,210	6,738,945
National Health Investors, Inc.	96,582	5,303,318
NETSTREIT Corp.	141,087	2,524,046
NexPoint Diversified Real Estate Trust	70,166	820,240
NexPoint Residential Trust, Inc.	52,000	2,161,120
Office Properties Income Trust	110,088	847,678
One Liberty Properties, Inc.	37,178	759,546
Orion Office REIT, Inc.	133,172	865,618
Outfront Media, Inc.	341,205	5,275,029
Paramount Group, Inc.	426,999	2,237,475
Peakstone Realty Trust (a)	64,093	1,624,117
Pebblebrook Hotel Trust	279,464	4,317,719
Phillips Edison & Co., Inc.	272,341	9,616,361
Physicians Realty Trust	549,412	8,098,333
Piedmont Office Realty Trust, Inc., Class A	284,911	2,119,738
Plymouth Industrial REIT, Inc.	98,948	2,253,046
Postal Realty Trust, Inc., Class A	43,759	659,448
PotlatchDeltic Corp.	182,644	9,795,198
Retail Opportunity Investments Corp.	285,118	4,199,788
RLJ Lodging Trust	365,781	3,767,544
RPT Realty	198,294	2,155,456
Ryman Hospitality Properties, Inc.	133,362	12,708,065
Sabra Health Care REIT, Inc.	534,749	6,946,389
Safehold, Inc.	69,241	1,712,330
Saul Centers, Inc.	27,115	1,045,283
Service Properties Trust	379,485	3,221,828
SITE Centers Corp.	440,372	6,187,227

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SL Green Realty Corp.	152,400	5,747,004
Star Holdings *	29,626	461,869
Summit Hotel Properties, Inc.	242,354	1,560,760
Sunstone Hotel Investors, Inc.	482,073	4,912,324
Tanger Factory Outlet Centers, Inc.	236,310	5,532,017
Terreno Realty Corp.	188,755	11,200,722
The Macerich Co.	499,762	6,371,965
The Necessity Retail REIT, Inc.	310,151	2,202,072
UMH Properties, Inc.	126,986	2,114,317
Uniti Group, Inc.	548,832	3,062,482
Universal Health Realty Income Trust	29,783	1,421,543
Urban Edge Properties	265,994	4,524,558
Urstadt Biddle Properties, Inc., Class A	66,114	1,499,465
Veris Residential, Inc. *	182,120	3,402,002
Whitestone REIT	112,759	1,163,673
Xenia Hotels & Resorts, Inc.	256,732	3,260,496
		308,388,639

Financial Services 5.7%
Acacia Research Corp. *	86,870	346,611
AFC Gamma, Inc.	37,476	517,918
Alerus Financial Corp.	41,623	823,303
AlTi Global, Inc. *(a)	48,082	376,001
A-Mark Precious Metals, Inc.	44,313	1,807,527
Angel Oak Mortgage, Inc. (a)	27,502	260,719
Apollo Commercial Real Estate Finance, Inc.	328,837	3,880,277
Arbor Realty Trust, Inc. (a)	414,781	7,013,947
Ares Commercial Real Estate Corp.	120,459	1,284,093
ARMOUR Residential REIT, Inc.	451,897	2,309,194
Artisan Partners Asset Management, Inc., Class A	141,918	5,888,178
Assetmark Financial Holdings, Inc. *	50,837	1,520,026
Atlanticus Holdings Corp. *	10,585	430,810
Avantax, Inc. *	90,702	2,347,368
AvidXchange Holdings, Inc. *	343,879	4,267,538
B. Riley Financial, Inc.	43,133	2,395,175
Bakkt Holdings, Inc. *	159,201	262,682
Banco Latinoamericano de Comercio Exterior S.A., Class E	63,690	1,485,251
BGC Group, Inc., Class A	723,158	3,442,232
Blackstone Mortgage Trust, Inc., Class A	397,764	9,144,594
Bread Financial Holdings, Inc.	116,941	4,861,237
Brightsphere Investment Group, Inc.	75,285	1,602,065
BrightSpire Capital, Inc., Class A	297,159	2,187,090
Cannae Holdings, Inc. *	164,752	3,357,646
Cantaloupe, Inc. *	131,105	1,010,820
Cass Information Systems, Inc.	31,702	1,203,091
Chicago Atlantic Real Estate Finance, Inc.	37,439	570,570
Chimera Investment Corp.	535,507	3,362,984
Claros Mortgage Trust, Inc.	209,085	2,575,927
Cohen & Steers, Inc.	60,228	3,873,263
Compass Diversified Holdings	145,470	3,277,439
Consumer Portfolio Services, Inc. *	21,189	271,431
Diamond Hill Investment Group, Inc.	6,737	1,222,833
Donnelley Financial Solutions, Inc. *	56,966	2,694,492
Dynex Capital, Inc.	123,555	1,612,393
Ellington Financial, Inc.	150,611	2,036,261
Enact Holdings, Inc.	69,726	1,896,547
Encore Capital Group, Inc. *	53,507	2,862,624
Enova International, Inc. *	70,022	3,857,512
Essent Group Ltd.	244,400	12,122,240
EVERTEC, Inc.	151,147	5,944,612
Federal Agricultural Mortgage Corp., Class C	21,018	3,378,643
Finance Of America Cos., Inc., Class A *	122,094	242,967
SECURITY	NUMBER OF SHARES	VALUE ($)
FirstCash Holdings, Inc.	87,001	8,289,455
Flywire Corp. *	221,972	7,578,124
Focus Financial Partners, Inc., Class A *	135,636	7,097,832
Forge Global Holdings, Inc. *	251,172	730,911
Franklin BSP Realty Trust, Inc.	191,363	2,736,491
GCM Grosvenor, Inc., Class A	94,805	744,219
Granite Point Mortgage Trust, Inc.	116,783	669,167
Green Dot Corp., Class A *	107,112	2,094,040
Hamilton Lane, Inc., Class A	84,385	7,462,166
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	239,209	6,245,747
Home Point Capital, Inc. *	19,614	45,504
I3 Verticals, Inc., Class A *	52,251	1,306,798
International Money Express, Inc. *	71,273	1,726,945
Invesco Mortgage Capital, Inc.	95,950	1,152,360
Jackson Financial, Inc., Class A	188,119	6,211,689
KKR Real Estate Finance Trust, Inc.	136,040	1,695,058
Ladder Capital Corp. REIT, Class A	260,652	2,864,565
LendingClub Corp. *	245,111	2,056,481
LendingTree, Inc. *	24,029	586,308
MarketWise, Inc.	72,420	139,046
Marqeta, Inc., Class A *	1,133,417	6,324,467
Merchants Bancorp	36,295	1,147,285
MFA Financial, Inc.	235,475	2,651,448
Moelis & Co., Class A	154,260	7,532,516
Mr Cooper Group, Inc. *	153,938	8,923,786
Navient Corp.	214,370	4,081,605
Nelnet, Inc., Class A	33,489	3,304,695
NerdWallet, Inc., Class A *	78,286	877,586
New York Mortgage Trust, Inc.	209,807	2,129,541
NewtekOne, Inc.	53,295	948,651
Nexpoint Real Estate Finance, Inc.	18,441	315,526
NMI Holdings, Inc., Class A *	190,023	5,075,514
Ocwen Financial Corp. *	14,688	495,867
Open Lending Corp., Class A *	229,178	2,587,420
OppFi, Inc. *(a)	22,255	46,290
Orchid Island Capital, Inc.	90,017	937,977
P10, Inc., Class A	99,803	1,182,666
Pagseguro Digital Ltd., Class A *	459,793	5,223,248
Patria Investments Ltd., Class A	125,429	1,909,029
Payoneer Global, Inc. *	610,002	3,245,211
Paysafe Ltd. *	74,215	892,810
Paysign, Inc. *	74,618	143,267
PennyMac Financial Services, Inc.	59,092	4,445,491
PennyMac Mortgage Investment Trust	203,407	2,599,541
Perella Weinberg Partners, Class A	97,450	962,806
Piper Sandler Cos.	40,106	5,869,914
PJT Partners, Inc., Class A	56,324	4,467,056
PRA Group, Inc. *	89,055	2,124,852
Priority Technology Holdings, Inc. *	39,369	177,161
PROG Holdings, Inc. *	106,587	4,325,300
Radian Group, Inc.	363,248	9,782,269
Ready Capital Corp.	370,954	4,291,938
Redwood Trust, Inc.	263,148	1,981,504
Regional Management Corp.	18,120	588,719
Remitly Global, Inc. *	194,110	3,742,441
Repay Holdings Corp., Class A *	187,931	1,569,224
Sculptor Capital Management, Inc., Class A	57,166	625,968
Security National Financial Corp., Class A *	28,551	243,826
Silvercrest Asset Management Group, Inc., Class A	21,814	454,604
StepStone Group, Inc., Class A	124,087	3,483,122
StoneCo Ltd., Class A *	672,141	9,739,323
StoneX Group, Inc. *	41,423	3,811,330
SWK Holdings Corp. *	8,796	141,967
TPG RE Finance Trust, Inc.	160,080	1,248,624
Two Harbors Investment Corp.	223,669	2,999,401

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Upstart Holdings, Inc. *(a)	166,466	11,434,550
Value Line, Inc.	2,028	108,640
Velocity Financial, Inc. *	19,685	243,700
Victory Capital Holdings, Inc., Class A	63,903	2,119,023
Virtus Investment Partners, Inc.	16,078	3,307,727
Walker & Dunlop, Inc.	73,540	6,690,669
Waterstone Financial, Inc.	42,186	588,495
WisdomTree, Inc.	318,018	2,213,405
World Acceptance Corp. *	8,542	1,348,696
		334,968,728

Food, Beverage & Tobacco 1.6%
Alico, Inc.	16,272	421,445
B&G Foods, Inc.	163,755	2,171,391
Benson Hill, Inc. *	395,910	550,315
Beyond Meat, Inc. *(a)	136,791	2,352,805
Brookfield Realty Capital Corp., Class A *(a)	85,233	390,367
Calavo Growers, Inc.	40,071	1,511,879
Cal-Maine Foods, Inc.	88,486	4,087,168
Coca-Cola Consolidated, Inc.	11,033	6,988,413
Dole plc (a)	164,795	2,176,942
Forafric Global PLC *(a)	11,937	132,143
Fresh Del Monte Produce, Inc.	78,488	2,086,211
Hostess Brands, Inc., Class A *	306,693	7,372,900
Ispire Technology, Inc. *(a)	6,235	57,549
J&J Snack Foods Corp.	34,820	5,582,342
John B. Sanfilippo & Son, Inc.	20,632	2,247,031
Lancaster Colony Corp.	45,092	8,686,072
Limoneira Co.	40,022	621,141
MGP Ingredients, Inc.	36,746	4,189,411
Mission Produce, Inc. *	112,145	1,303,125
National Beverage Corp. *	54,549	2,882,915
Primo Water Corp.	362,104	5,131,014
Seneca Foods Corp., Class A *	12,299	474,311
Sovos Brands, Inc. *	91,771	1,633,524
SunOpta, Inc. *	209,952	1,391,982
The Duckhorn Portfolio, Inc. *	100,512	1,264,441
The Hain Celestial Group, Inc. *	205,809	2,607,600
The Simply Good Foods Co. *	209,657	8,115,822
The Vita Coco Co., Inc. *	65,935	1,742,003
TreeHouse Foods, Inc. *	119,047	6,144,016
Turning Point Brands, Inc.	39,858	950,613
Universal Corp.	55,474	2,805,320
Utz Brands, Inc.	165,742	2,776,179
Vector Group Ltd.	334,585	4,389,755
Vital Farms, Inc. *	69,816	816,847
Westrock Coffee Co. *	64,942	720,531
Zevia PBC, Class A *	56,995	158,446
		96,933,969

Health Care Equipment & Services 6.6%
23andMe Holding Co., Class A *	603,722	1,159,146
Accolade, Inc. *	152,203	2,286,089
Accuray, Inc. *	213,230	908,360
AdaptHealth Corp., Class A *	170,007	2,335,896
Addus HomeCare Corp. *	36,005	3,296,978
Agiliti, Inc. *	67,769	1,163,594
AirSculpt Technologies, Inc. (a)	27,760	251,783
Alignment Healthcare, Inc. *	197,170	1,224,426
Alphatec Holdings, Inc. *	177,301	3,132,909
American Well Corp., Class A *	568,020	1,391,649
AMN Healthcare Services, Inc. *	93,646	10,034,169
AngioDynamics, Inc. *	86,268	749,669
Apollo Medical Holdings, Inc. *	98,582	3,611,059
Artivion, Inc. *	91,061	1,586,283
AtriCure, Inc. *	107,694	5,960,863
SECURITY	NUMBER OF SHARES	VALUE ($)
Atrion Corp.	3,171	1,777,694
Avanos Medical, Inc. *	106,473	2,605,394
Aveanna Healthcare Holdings, Inc. *	116,553	201,637
AxoGen, Inc. *	92,954	803,123
Axonics, Inc. *	113,429	6,847,709
Beyond Air, Inc. *	58,597	211,535
Brookdale Senior Living, Inc. *	393,925	1,386,616
Butterfly Network, Inc. *(a)	320,332	823,253
Cano Health, Inc. *	546,148	802,838
CareMax, Inc. *	171,777	410,547
Castle Biosciences, Inc. *	56,790	956,911
Cerus Corp. *	411,967	1,264,739
ClearPoint Neuro, Inc. *	52,401	359,995
Community Health Systems, Inc. *	293,900	1,290,221
Computer Programs & Systems, Inc. *	32,648	856,031
CONMED Corp.	70,744	8,563,561
CorVel Corp. *	20,205	4,133,135
Cross Country Healthcare, Inc. *	79,321	2,046,482
Cutera, Inc. *	38,095	762,281
CVRx, Inc. *	25,423	455,834
Definitive Healthcare Corp., Class A *	105,615	1,249,425
DocGo, Inc. *	179,464	1,505,703
Embecta Corp.	132,952	2,837,196
Enhabit, Inc. *	116,462	1,599,023
Evolent Health, Inc., Class A *	254,339	7,729,362
Fulgent Genetics, Inc. *	47,234	1,834,096
Glaukos Corp. *	108,225	8,348,476
Guardant Health, Inc. *	256,516	10,009,254
Haemonetics Corp. *	115,720	10,674,013
Health Catalyst, Inc. *	128,979	1,809,575
HealthEquity, Inc. *	193,978	13,178,865
HealthStream, Inc.	56,460	1,269,221
Hims & Hers Health, Inc. *	281,360	2,523,799
Inari Medical, Inc. *	119,745	6,833,847
InfuSystem Holdings, Inc. *	41,516	428,445
Inmode Ltd. *	178,830	7,673,595
Innovage Holding Corp. *	43,240	311,328
Inogen, Inc. *	53,269	435,208
Integer Holdings Corp. *	76,741	7,097,008
Invitae Corp. *(a)	600,769	853,092
iRadimed Corp.	16,684	732,928
iRhythm Technologies, Inc. *	70,881	7,446,758
KORU Medical Systems, Inc. *	79,915	207,779
Lantheus Holdings, Inc. *	156,987	13,577,806
LeMaitre Vascular, Inc.	45,440	2,873,171
LifeStance Health Group, Inc. *	244,410	2,295,010
LivaNova plc *	125,347	7,326,532
Merit Medical Systems, Inc. *	131,204	9,797,003
ModivCare, Inc. *	29,476	1,289,280
Multiplan Corp. *	873,519	1,878,066
Nano-X Imaging Ltd. *(a)	105,899	1,313,148
National HealthCare Corp.	28,824	1,701,192
National Research Corp.	33,285	1,428,259
Neogen Corp. *	502,806	11,660,071
NeoGenomics, Inc. *	294,751	5,108,035
Nevro Corp. *	81,841	2,045,207
NextGen Healthcare, Inc. *	124,783	2,075,141
NuVasive, Inc. *	122,088	5,031,246
OmniAb, Inc., Class A *(b)	12,825	0
OmniAb, Inc., Class B *(b)	12,825	0
Omnicell, Inc. *	103,803	6,555,159
OPKO Health, Inc. *	932,021	1,733,559
OptimizeRx Corp. *	38,018	530,351
Option Care Health, Inc. *	392,572	13,261,082
OraSure Technologies, Inc. *	170,352	804,061
Orchestra BioMed Holdings, Inc. *(a)	9,572	56,188
Orthofix Medical, Inc. *	81,269	1,600,187
OrthoPediatrics Corp. *	36,647	1,530,012
Outset Medical, Inc. *	113,729	2,340,543

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Owens & Minor, Inc. *	170,890	3,287,924
P3 Health Partners, Inc. *	91,086	202,211
Paragon 28, Inc. *	101,294	1,789,865
Patterson Cos., Inc.	203,470	6,692,128
Pediatrix Medical Group, Inc. *	193,626	2,658,485
PetIQ, Inc., Class A *	62,485	1,045,999
Phreesia, Inc. *	118,357	3,754,284
Privia Health Group, Inc. *	156,756	4,376,627
PROCEPT BioRobotics Corp. *	83,052	2,860,311
Progyny, Inc. *	181,446	7,577,185
Pulmonx Corp. *	83,854	1,173,956
Pulse Biosciences, Inc. *(a)	36,922	291,684
Quipt Home Medical Corp. *	92,231	489,747
RadNet, Inc. *	114,532	3,788,719
RxSight, Inc. *	62,562	2,087,694
Sanara Medtech, Inc. *(a)	8,678	363,261
Schrodinger, Inc. *	125,876	6,584,574
Select Medical Holdings Corp.	240,074	7,204,621
Semler Scientific, Inc. *	11,433	280,680
Sharecare, Inc. *	707,614	983,583
SI-BONE, Inc. *	80,052	2,062,139
Sight Sciences, Inc. *	49,399	434,711
Silk Road Medical, Inc. *	88,405	2,019,170
Simulations Plus, Inc.	36,601	1,822,730
STAAR Surgical Co. *	112,331	6,152,369
Surgery Partners, Inc. *	155,959	6,024,696
Surmodics, Inc. *	31,483	1,009,660
Tactile Systems Technology, Inc. *	53,873	1,234,230
Tela Bio, Inc. *	36,281	355,191
The Ensign Group, Inc.	125,855	12,191,574
The Joint Corp. *	32,546	439,371
The Pennant Group, Inc. *	66,212	760,114
TransMedics Group, Inc. *	72,976	6,799,904
Treace Medical Concepts, Inc. *	104,050	2,371,299
U.S. Physical Therapy, Inc.	29,845	3,470,078
UFP Technologies, Inc. *	16,320	3,176,933
Utah Medical Products, Inc.	7,845	771,399
Varex Imaging Corp. *	89,420	2,082,592
Veradigm, Inc. *	250,327	3,384,421
Vicarious Surgical, Inc. *	160,158	262,659
Viemed Healthcare, Inc. *	78,034	659,387
Zimvie, Inc. *	59,072	810,468
Zynex, Inc. *(a)	45,051	439,698
		386,279,045

Household & Personal Products 1.1%
BellRing Brands, Inc. *	309,448	11,124,656
Central Garden & Pet Co. *	22,359	905,092
Central Garden & Pet Co., Class A *	90,724	3,467,471
Edgewell Personal Care Co.	118,588	4,673,553
elf Beauty, Inc. *	115,909	13,528,899
Energizer Holdings, Inc.	164,840	5,884,788
Herbalife Ltd. *	227,418	3,693,268
Inter Parfums, Inc.	42,453	6,349,271
Medifast, Inc.	24,729	2,519,638
Nature's Sunshine Products, Inc. *	30,137	420,411
Nu Skin Enterprises, Inc., Class A	114,637	3,369,181
Oil-Dri Corp. of America	11,224	704,531
The Beauty Health Co. *	189,099	1,567,631
Thorne HealthTech, Inc. *	32,530	194,204
USANA Health Sciences, Inc. *	26,254	1,704,147
Waldencast plc, Class A *(a)	45,804	254,212
WD-40 Co.	31,370	7,199,415
		67,560,368

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 1.7%
Ambac Financial Group, Inc. *	103,249	1,459,941
American Equity Investment Life Holding Co. *	179,478	9,632,584
AMERISAFE, Inc.	43,937	2,289,996
Argo Group International Holdings Ltd.	73,702	2,188,949
BRP Group, Inc., Class A *	136,063	3,389,329
CNO Financial Group, Inc.	262,978	6,763,794
Crawford & Co., Class A	33,123	318,312
Donegal Group, Inc., Class A	35,156	512,223
eHealth, Inc. *	55,862	422,317
Employers Holdings, Inc.	61,740	2,385,016
Enstar Group Ltd. *	27,570	7,054,612
F&G Annuities & Life, Inc.	44,008	1,153,010
Genworth Financial, Inc., Class A *	1,122,939	6,580,423
GoHealth, Inc., Class A *	8,961	165,958
Goosehead Insurance, Inc., Class A *	50,045	3,346,509
Greenlight Capital Re Ltd., Class A *	59,100	607,548
HCI Group, Inc.	14,918	937,000
Hippo Holdings, Inc. *	23,956	412,047
Horace Mann Educators Corp.	94,612	2,850,660
Investors Title Co.	2,791	436,931
James River Group Holdings Ltd.	85,539	1,581,616
Kingsway Financial Services, Inc. *	24,339	203,717
Lemonade, Inc. *(a)	116,897	2,717,855
Maiden Holdings Ltd. *	207,487	404,600
MBIA, Inc. *	113,966	996,063
Mercury General Corp.	61,837	1,989,915
National Western Life Group, Inc., Class A	5,247	2,212,502
NI Holdings, Inc. *	18,872	262,887
Oscar Health, Inc., Class A *	355,868	2,676,127
Palomar Holdings, Inc. *	56,138	3,399,717
ProAssurance Corp.	124,646	2,094,053
Safety Insurance Group, Inc.	33,086	2,382,192
Selective Insurance Group, Inc.	138,995	14,342,894
Selectquote, Inc. *	311,916	589,521
SiriusPoint Ltd. *	210,934	1,970,124
Skyward Specialty Insurance Group, Inc. *	23,839	564,746
Stewart Information Services Corp.	61,623	2,904,292
Tiptree, Inc.	54,868	810,400
Trupanion, Inc. *	91,224	2,814,260
United Fire Group, Inc.	48,815	1,173,513
United Insurance Holdings Corp. *	44,838	237,641
Universal Insurance Holdings, Inc.	57,920	899,498
		100,135,292

Materials 4.5%
5E Advanced Materials, Inc. *(a)	89,888	315,507
AdvanSix, Inc.	61,058	2,449,036
Alpha Metallurgical Resources, Inc.	30,011	5,198,505
American Vanguard Corp.	62,693	1,132,236
Amyris, Inc. *	502,306	445,445
Arconic Corp. *	228,519	6,830,433
Aspen Aerogels, Inc. *	116,824	974,312
ATI, Inc. *	297,717	14,195,147
Avient Corp.	208,754	8,460,800
Balchem Corp.	73,840	9,949,202
Cabot Corp.	127,864	9,078,344
Caledonia Mining Corp. plc	37,529	442,092
Carpenter Technology Corp.	111,346	6,665,172
Century Aluminum Co. *	120,342	1,119,181
Chase Corp.	17,473	2,199,676
Clearwater Paper Corp. *	38,848	1,252,071
Coeur Mining, Inc. *	736,702	2,269,042
Commercial Metals Co.	270,444	15,474,806

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Compass Minerals International, Inc.	78,843	2,985,784
Constellium SE, Class A *	292,892	5,591,308
Contango ORE, Inc. *	8,522	158,509
Core Molding Technologies, Inc. *	17,711	427,189
Dakota Gold Corp. *	126,705	372,513
Danimer Scientific, Inc. *(a)	200,587	563,649
Ecovyst, Inc. *	219,349	2,695,799
FutureFuel Corp.	59,766	580,926
Glatfelter Corp. *	102,934	349,976
Greif, Inc., Class A	57,133	4,226,128
Greif, Inc., Class B	11,778	931,286
H.B. Fuller Co.	124,904	9,246,643
Hawkins, Inc.	44,614	2,085,704
Haynes International, Inc.	28,949	1,452,082
Hecla Mining Co.	1,387,023	7,989,252
i-80 Gold Corp. *	441,666	900,999
Ingevity Corp. *	86,532	5,539,779
Innospec, Inc.	57,682	6,180,049
Intrepid Potash, Inc. *	24,298	668,195
Ivanhoe Electric, Inc. *	128,765	2,093,719
Kaiser Aluminum Corp.	36,719	2,981,583
Knife River Corp. *	117,834	5,122,244
Koppers Holdings, Inc.	46,627	1,783,949
Kronos Worldwide, Inc.	50,369	470,950
Livent Corp. *	416,673	10,258,489
LSB Industries, Inc. *	127,331	1,422,287
Materion Corp.	47,490	5,657,959
Mativ Holdings, Inc.	125,786	1,979,872
Minerals Technologies, Inc.	75,378	4,624,440
Myers Industries, Inc.	84,444	1,655,947
NioCorp Developments Ltd. *	4,462	21,284
Novagold Resources, Inc. *	556,630	2,510,401
O-I Glass, Inc. *	358,755	8,237,015
Olympic Steel, Inc.	22,892	1,277,145
Origin Materials, Inc. *	242,494	1,086,373
Orion S.A.	129,096	2,829,784
Pactiv Evergreen, Inc.	91,543	788,185
Perimeter Solutions S.A. *	361,123	2,007,844
Perpetua Resources Corp. *	86,353	326,414
Piedmont Lithium, Inc. *	41,302	2,265,828
PolyMet Mining Corp. *	78,797	163,898
PureCycle Technologies, Inc. *(a)	267,360	3,165,542
Quaker Chemical Corp.	32,105	6,433,200
Ramaco Resources, Inc., Class A	51,532	474,094
Ramaco Resources, Inc., Class B *	10,643	151,450
Ranpak Holdings Corp., Class A *	99,113	635,314
Rayonier Advanced Materials, Inc. *	146,630	693,560
Ryerson Holding Corp.	51,941	2,206,973
Schnitzer Steel Industries, Inc., Class A	59,696	2,161,592
Sensient Technologies Corp.	97,258	6,228,402
Stepan Co.	49,317	4,725,555
Summit Materials, Inc., Class A *	275,751	9,976,655
SunCoke Energy, Inc.	191,202	1,697,874
Sylvamo Corp.	83,727	4,108,484
TimkenSteel Corp. *	100,277	2,336,454
Tredegar Corp.	60,362	417,705
TriMas Corp.	95,530	2,460,853
Trinseo plc	81,320	1,432,858
Tronox Holdings plc	269,353	3,579,701
United States Lime & Minerals, Inc.	4,788	984,461
Valhi, Inc.	5,287	81,103
Warrior Met Coal, Inc.	119,771	5,299,867
Worthington Industries, Inc.	71,230	5,315,183
		265,529,267

Media & Entertainment 1.9%
Advantage Solutions, Inc. *	200,887	520,297
AMC Networks, Inc., Class A *	70,639	891,464
SECURITY	NUMBER OF SHARES	VALUE ($)
Atlanta Braves Holdings, Inc., Class A *(a)	22,961	1,086,974
Atlanta Braves Holdings, Inc., Class C *	101,016	4,113,372
Boston Omaha Corp., Class A *	53,638	1,047,014
Bumble, Inc., Class A *	234,382	4,340,755
Cardlytics, Inc. *	77,937	909,525
Cargurus, Inc. *	226,337	5,128,796
Cars.com, Inc. *	153,220	3,494,948
Cinemark Holdings, Inc. *	254,721	4,251,293
Clear Channel Outdoor Holdings, Inc. *	864,936	1,556,885
Daily Journal Corp. *	3,129	905,908
DHI Group, Inc. *	100,801	380,020
Emerald Holding, Inc. *	35,666	176,547
Entravision Communications Corp., Class A	137,531	657,398
Eventbrite, Inc., Class A *	178,677	2,056,572
EverQuote, Inc., Class A *	48,465	343,132
fuboTV, Inc. *	465,328	1,568,155
Gambling.com Group Ltd. *	24,360	298,410
Gannett Co., Inc. *	329,771	929,954
Gray Television, Inc.	192,481	1,822,795
Grindr, Inc. *	93,753	553,143
iHeartMedia, Inc., Class A *	234,740	1,110,320
IMAX Corp. *	103,660	1,908,381
Integral Ad Science Holding Corp. *	87,238	1,818,912
John Wiley & Sons, Inc., Class A	99,016	3,389,318
Liberty TripAdvisor Holdings, Inc., Class B *	1,181	50,192
Lions Gate Entertainment Corp., Class A *	133,308	1,023,805
Lions Gate Entertainment Corp., Class B *	267,321	1,956,790
Loop Media, Inc. *(a)	83,321	191,638
Madison Square Garden Entertainment Corp., Class A *	99,486	3,466,092
Magnite, Inc. *	309,974	4,689,907
MediaAlpha, Inc., Class A *	49,804	505,013
Nextdoor Holdings, Inc. *	332,726	1,034,778
Outbrain, Inc. *	93,813	498,147
Playstudios, Inc. *	195,601	964,313
PubMatic, Inc., Class A *	99,751	1,994,022
QuinStreet, Inc. *	118,803	1,054,971
Quotient Technology, Inc. *	206,870	815,068
Reservoir Media, Inc. *(a)	45,337	247,540
Scholastic Corp.	65,867	2,844,796
Shutterstock, Inc.	56,790	2,921,845
Sinclair, Inc.	80,515	1,119,964
Sphere Entertainment Co. *	60,237	2,557,061
Stagwell, Inc., Class A *	249,693	1,675,440
System1, Inc. *	56,599	161,873
TechTarget, Inc. *	60,146	1,953,542
TEGNA, Inc.	517,475	8,745,327
The E.W. Scripps Co., Class A *	138,955	1,370,096
The Marcus Corp.	55,415	864,474
Thryv Holdings, Inc. *	71,527	1,695,190
Townsquare Media, Inc., Class A	26,692	319,770
TrueCar, Inc. *	201,568	493,842
Urban One, Inc. *	29,113	165,362
Urban One, Inc., Class A *	19,434	111,357
Vimeo, Inc. *	351,992	1,450,207
Vivid Seats, Inc., Class A *	58,251	485,231
WideOpenWest, Inc. *	117,534	968,480
Yelp, Inc., Class A *	155,736	7,015,907
Ziff Davis, Inc. *	108,733	7,885,317
ZipRecruiter, Inc., Class A *	160,542	2,973,238
		111,530,883

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.4%
2seventy bio, Inc. *	116,417	883,605
4D Molecular Therapeutics, Inc. *	73,073	1,337,236
89bio, Inc. *	142,204	2,252,511
Aadi Bioscience, Inc. *	37,075	197,610
ACADIA Pharmaceuticals, Inc. *	279,835	8,182,375
Aclaris Therapeutics, Inc. *	160,330	1,582,457
Acrivon Therapeutics, Inc. *	19,871	247,195
Actinium Pharmaceuticals, Inc. *	59,466	423,398
Adaptive Biotechnologies Corp. *	261,983	2,211,137
Adicet Bio, Inc. *	69,460	185,458
ADMA Biologics, Inc. *	485,723	2,015,750
Aerovate Therapeutics, Inc. *	23,010	401,524
Agenus, Inc. *	793,430	1,206,014
Agios Pharmaceuticals, Inc. *	128,807	3,415,962
Akero Therapeutics, Inc. *	103,970	4,512,298
Akoya Biosciences, Inc. *	41,579	286,895
Aldeyra Therapeutics, Inc. *	106,476	864,053
Alector, Inc. *	147,329	1,010,677
Alkermes plc *	382,738	11,206,569
Allakos, Inc. *	151,975	817,625
Allogene Therapeutics, Inc. *	190,324	944,007
Allovir, Inc. *	95,806	315,202
Alpine Immune Sciences, Inc. *	72,570	910,028
Altimmune, Inc. *	112,999	374,027
ALX Oncology Holdings, Inc. *	49,458	302,188
Amicus Therapeutics, Inc. *	647,202	8,814,891
Amneal Pharmaceuticals, Inc. *	278,663	891,722
Amphastar Pharmaceuticals, Inc. *	87,921	5,335,925
Amylyx Pharmaceuticals, Inc. *	116,873	2,740,672
AnaptysBio, Inc. *	43,474	856,873
Anavex Life Sciences Corp. *(a)	162,494	1,340,575
ANI Pharmaceuticals, Inc. *	29,793	1,565,622
Anika Therapeutics, Inc. *	33,470	780,855
Annexon, Inc. *	104,336	359,959
Arbutus Biopharma Corp. *	285,392	619,301
Arcellx, Inc. *	87,312	2,990,436
Arcturus Therapeutics Holdings, Inc. *	53,974	1,886,931
Arcus Biosciences, Inc. *	121,437	2,416,596
Arcutis Biotherapeutics, Inc. *	120,580	1,315,528
Ardelyx, Inc. *	491,367	1,935,986
Arrowhead Pharmaceuticals, Inc. *	236,632	8,168,537
ARS Pharmaceuticals, Inc. *	55,441	407,491
Arvinas, Inc. *	113,000	2,793,360
Assertio Holdings, Inc. *	204,683	1,164,646
Astria Therapeutics, Inc. *	58,402	523,282
Atara Biotherapeutics, Inc. *	218,358	482,571
Atea Pharmaceuticals, Inc. *	175,215	600,987
Aura Biosciences, Inc. *	62,798	747,296
Aurinia Pharmaceuticals, Inc. *	311,554	3,607,795
Avid Bioservices, Inc. *	143,075	1,811,329
Avidity Biosciences, Inc. *	163,012	1,550,244
Avita Medical, Inc. *	58,842	1,191,550
Axsome Therapeutics, Inc. *	76,070	5,969,213
Beam Therapeutics, Inc. *	158,090	4,880,238
BioAtla, Inc. *	101,115	302,334
BioCryst Pharmaceuticals, Inc. *	436,089	3,222,698
Biohaven Ltd. *	134,052	2,664,954
BioLife Solutions, Inc. *	80,247	1,595,310
Biomea Fusion, Inc. *	45,939	1,022,143
Biote Corp., Class A *(a)	32,001	218,247
BioVie, Inc., Class A *(a)	7,586	35,806
Bioxcel Therapeutics, Inc. *(a)	43,852	400,807
Bluebird Bio, Inc. *	244,705	961,691
Blueprint Medicines Corp. *	140,369	9,264,354
Bridgebio Pharma, Inc. *	265,087	9,280,696
Bright Green Corp. *	137,897	102,044
Cabaletta Bio, Inc. *	58,471	796,375
SECURITY	NUMBER OF SHARES	VALUE ($)
Cara Therapeutics, Inc. *	107,050	356,476
CareDx, Inc. *	121,816	1,329,013
Caribou Biosciences, Inc. *	133,533	960,102
Carisma Therapeutics, Inc.	60,952	338,284
Cassava Sciences, Inc. *(a)	91,607	2,013,522
Catalyst Pharmaceuticals, Inc. *	221,808	3,067,605
Celcuity, Inc. *(a)	39,398	389,252
Celldex Therapeutics, Inc. *	107,644	3,806,292
Century Therapeutics, Inc. *	53,526	163,254
Cerevel Therapeutics Holdings, Inc. *	143,293	4,383,333
Chinook Therapeutics, Inc. *	134,168	5,256,702
Citius Pharmaceuticals, Inc. *(a)	280,921	278,084
Codexis, Inc. *	152,407	548,665
Cogent Biosciences, Inc. *	158,961	2,064,903
Coherus Biosciences, Inc. *	178,865	862,129
Collegium Pharmaceutical, Inc. *	79,958	1,819,844
Compass Therapeutics, Inc. *	208,629	598,765
Corcept Therapeutics, Inc. *	185,906	4,736,885
CorMedix, Inc. *	101,999	450,836
Crinetics Pharmaceuticals, Inc. *	122,771	2,332,649
CryoPort, Inc. *	98,884	1,589,066
Cue Biopharma, Inc. *	79,008	301,811
Cullinan Oncology, Inc. *	54,426	576,371
Cymabay Therapeutics, Inc. *	226,254	2,952,615
Cytek Biosciences, Inc. *	279,065	2,500,422
Cytokinetics, Inc. *	215,043	7,171,684
Day One Biopharmaceuticals, Inc. *	113,842	1,507,268
Deciphera Pharmaceuticals, Inc. *	120,834	1,633,676
Denali Therapeutics, Inc. *	272,724	7,753,543
Design Therapeutics, Inc. *(a)	74,915	609,808
DICE Therapeutics, Inc. *	89,724	4,217,028
Disc Medicine, Inc. *(a)	17,682	877,027
Dynavax Technologies Corp. *	300,164	4,199,294
Dyne Therapeutics, Inc. *	99,656	1,213,810
Eagle Pharmaceuticals, Inc. *	23,660	491,182
Edgewise Therapeutics, Inc. *	97,808	713,020
Editas Medicine, Inc. *	161,129	1,414,713
Emergent BioSolutions, Inc. *	115,644	795,631
Enanta Pharmaceuticals, Inc. *	46,447	881,100
Enliven Therapeutics, Inc. *(a)	54,118	1,024,995
Entrada Therapeutics, Inc. *(a)	48,917	849,688
EQRx, Inc. *	737,879	1,261,773
Erasca, Inc. *	184,468	486,996
Evolus, Inc. *	94,661	948,503
Eyenovia Inc. *	63,574	135,413
EyePoint Pharmaceuticals, Inc. *	59,869	748,362
Fate Therapeutics, Inc. *	196,922	813,288
Fennec Pharmaceuticals, Inc. *	41,497	369,738
FibroGen, Inc. *	209,142	430,833
Foghorn Therapeutics, Inc. *	46,468	425,647
Genelux Corp. *(a)	6,326	133,289
Generation Bio Co. *	103,517	525,866
Geron Corp. *	1,154,539	3,740,706
Graphite Bio, Inc. *	64,045	162,034
Gritstone bio, Inc. *	200,640	395,261
Halozyme Therapeutics, Inc. *	308,037	13,233,270
Harmony Biosciences Holdings, Inc. *	75,914	2,685,078
Harrow Health, Inc. *	60,309	1,331,623
Harvard Bioscience, Inc. *	89,427	415,836
Heron Therapeutics, Inc. *	236,703	392,927
HilleVax, Inc. *	48,526	738,566
Humacyte, Inc. *	139,564	457,770
Icosavax, Inc. *	62,965	555,981
Ideaya Biosciences, Inc. *	124,935	2,793,547
IGM Biosciences, Inc. *(a)	27,273	290,185
Ikena Oncology, Inc. *	48,592	250,249
Immuneering Corp., Class A *	46,363	471,048
ImmunityBio, Inc. *(a)	252,030	554,466
ImmunoGen, Inc. *	559,829	9,976,153

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Immunovant, Inc. *	124,156	2,834,481
Inhibrx, Inc. *	79,128	1,586,516
Innoviva, Inc. *	143,099	1,938,991
Inozyme Pharma, Inc. *	77,378	394,628
Insmed, Inc. *	304,622	6,729,100
Intellia Therapeutics, Inc. *	203,556	8,616,525
Intercept Pharmaceuticals, Inc. *	56,096	605,837
Intra-Cellular Therapies, Inc. *	216,136	13,365,850
Iovance Biotherapeutics, Inc. *	482,305	3,501,534
Ironwood Pharmaceuticals, Inc., Class A *	318,762	3,535,071
iTeos Therapeutics, Inc. *	56,655	796,569
Janux Therapeutics, Inc. *	39,538	553,532
Jounce Therapeutics, Inc. *(b)	100,774	3,023
KalVista Pharmaceuticals, Inc. *	56,302	568,650
Karyopharm Therapeutics, Inc. *	258,909	466,036
Keros Therapeutics, Inc. *	51,845	2,171,269
Kezar Life Sciences, Inc. *	163,132	365,416
Kiniksa Pharmaceuticals Ltd., Class A *	72,762	1,370,836
Kodiak Sciences, Inc. *	74,143	221,688
Krystal Biotech, Inc. *	49,945	6,447,899
Kura Oncology, Inc. *	150,460	1,570,802
Kymera Therapeutics, Inc. *	87,559	1,915,791
Larimar Therapeutics, Inc. *	58,626	250,919
Lexicon Pharmaceuticals, Inc. *	211,809	425,736
Ligand Pharmaceuticals, Inc. *	38,371	2,568,171
Lineage Cell Therapeutics, Inc. *	295,032	451,399
Liquidia Corp. *	108,501	837,628
Longboard Pharmaceuticals, Inc. *	35,609	256,385
Lyell Immunopharma, Inc. *	401,603	1,160,633
MacroGenics, Inc. *	139,127	663,636
Madrigal Pharmaceuticals, Inc. *	31,449	6,456,480
MannKind Corp. *	591,245	2,701,990
Marinus Pharmaceuticals, Inc. *	115,496	1,228,877
MaxCyte, Inc. *	199,789	893,057
MeiraGTx Holdings plc *	74,544	469,627
Merrimack Pharmaceuticals, Inc. *	23,947	287,603
Mersana Therapeutics, Inc. *	229,404	281,020
Mesa Laboratories, Inc.	11,917	1,533,241
MiMedx Group, Inc. *	262,852	2,121,216
Mineralys Therapeutics, Inc. *	31,902	450,775
Mirum Pharmaceuticals, Inc. *	61,716	1,589,804
Monte Rosa Therapeutics, Inc. *	69,530	491,577
Morphic Holding, Inc. *	70,495	3,999,181
Myriad Genetics, Inc. *	187,082	4,181,283
NanoString Technologies, Inc. *	108,037	514,256
Nautilus Biotechnology, Inc. *	115,560	380,192
NGM Biopharmaceuticals, Inc. *	99,615	236,088
Nkarta, Inc. *	69,109	158,260
Novavax, Inc. *(a)	201,434	1,869,308
Nurix Therapeutics, Inc. *	108,714	1,055,613
Nuvalent, Inc., Class A *	55,195	2,751,471
Nuvation Bio, Inc. *	332,937	615,933
Nuvectis Pharma, Inc. *	15,665	220,093
Ocean Biomedical, Inc. *(a)	19,835	93,026
Ocular Therapeutix, Inc. *	178,401	809,941
Olema Pharmaceuticals, Inc. *	61,372	530,868
Omega Therapeutics, Inc. *	55,712	311,430
Omeros Corp. *(a)	139,171	605,394
OmniAb, Inc. *	213,161	1,172,385
Oncternal Therapeutics, Inc. CVR *(b)	592	1,214
Optinose, Inc. *	166,635	200,795
Organogenesis Holdings, Inc., Class A *	160,584	685,694
ORIC Pharmaceuticals, Inc. *	89,229	745,954
Outlook Therapeutics, Inc. *(a)	354,615	613,484
Ovid therapeutics, Inc. *	136,326	489,410
Pacific Biosciences of California, Inc. *	581,840	7,686,106
Pacira BioSciences, Inc. *	105,574	3,837,615
PDS Biotechnology Corp. *(a)	63,925	365,331
SECURITY	NUMBER OF SHARES	VALUE ($)
PepGen, Inc. *(a)	22,976	137,626
Phathom Pharmaceuticals, Inc. *	56,266	855,806
Phibro Animal Health Corp., Class A	46,774	677,288
Pliant Therapeutics, Inc. *	130,008	2,319,343
PMV Pharmaceuticals, Inc. *	88,482	578,672
Point Biopharma Global, Inc. *	208,726	1,866,010
Poseida Therapeutics, Inc., Class A *	155,344	268,745
Precigen, Inc. *	308,868	429,327
Prelude Therapeutics, Inc. *	22,656	88,585
Prestige Consumer Healthcare, Inc. *	115,144	7,508,540
Prime Medicine, Inc. *(a)	91,504	1,378,965
ProKidney Corp. *(a)	142,645	1,828,709
Protagonist Therapeutics, Inc. *	124,715	2,419,471
Protalix BioTherapeutics, Inc. *(a)	128,418	205,469
Prothena Corp. plc *	95,773	6,595,886
PTC Therapeutics, Inc. *	163,663	6,602,165
Quanterix Corp. *	81,284	2,019,095
Quantum-Si, Inc. *	229,559	892,985
Rain Oncology, Inc. *	38,822	51,633
Rallybio Corp. *	69,890	417,942
RAPT Therapeutics, Inc. *	68,290	1,632,131
Reata Pharmaceuticals, Inc., Class A *	66,007	10,929,439
Recursion Pharmaceuticals, Inc., Class A *	314,170	4,436,080
REGENXBIO, Inc. *	93,729	1,780,851
Relay Therapeutics, Inc. *	207,746	2,617,600
Reneo Pharmaceuticals, Inc. *	22,127	177,680
Replimune Group, Inc. *	93,800	1,976,366
Revance Therapeutics, Inc. *	193,135	4,563,780
REVOLUTION Medicines, Inc. *	234,357	6,151,871
Rhythm Pharmaceuticals, Inc. *	118,367	2,111,667
Rigel Pharmaceuticals, Inc. *	391,223	539,888
Rocket Pharmaceuticals, Inc. *	129,090	2,330,074
Sage Therapeutics, Inc. *	122,215	4,238,416
Sana Biotechnology, Inc. *(a)	215,995	1,265,731
Sangamo Therapeutics, Inc. *	332,998	437,892
Savara, Inc. *	174,302	624,001
Scholar Rock Holding Corp. *	64,846	460,407
Scilex Holding Co. *(b)	147,603	764,832
scPharmaceuticals, Inc. *(a)	66,018	556,532
Seer, Inc., Class A *	134,013	678,106
Selecta Biosciences, Inc. *	265,512	289,408
Seres Therapeutics, Inc. *	225,395	1,084,150
SIGA Technologies, Inc.	105,344	604,675
SomaLogic, Inc. *	345,492	846,455
SpringWorks Therapeutics, Inc. *	135,066	4,238,371
Stoke Therapeutics, Inc. *	63,060	418,718
Summit Therapeutics, Inc. *(a)	264,912	556,315
Supernus Pharmaceuticals, Inc. *	113,105	3,471,192
Sutro Biopharma, Inc. *	137,495	614,603
Syndax Pharmaceuticals, Inc. *	151,595	3,232,005
Tango Therapeutics, Inc. *	102,044	344,909
Taro Pharmaceutical Industries Ltd. *	18,694	683,266
Tarsus Pharmaceuticals, Inc. *	54,775	1,205,598
Tenaya Therapeutics, Inc. *	104,636	506,438
Terns Pharmaceuticals, Inc. *	97,966	707,315
TG Therapeutics, Inc. *	316,919	6,557,054
Theravance Biopharma, Inc. *	142,506	1,409,384
Theseus Pharmaceuticals, Inc. *(a)	46,263	155,906
Third Harmonic Bio, Inc. *(a)	44,524	315,675
Tobira Therapeutics, Inc. CVR *(b)	14,029	167,575
Travere Therapeutics, Inc. *	167,628	2,881,525
Trevi Therapeutics, Inc. *	95,150	226,457
Twist Bioscience Corp. *	131,049	3,189,733
Tyra Biosciences, Inc. *	32,604	483,191
UroGen Pharma Ltd. *(a)	44,724	968,722
Vanda Pharmaceuticals, Inc. *	129,177	746,643
Vaxcyte, Inc. *	212,063	10,191,748
Vaxxinity, Inc., Class A *	97,417	262,052

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ventyx Biosciences, Inc. *	108,466	4,018,665
Vera Therapeutics, Inc., Class A *	78,222	1,468,227
Veracyte, Inc. *	168,451	4,623,980
Vericel Corp. *	110,288	3,961,545
Verrica Pharmaceuticals, Inc. *	47,719	278,679
Verve Therapeutics, Inc. *	116,839	2,394,031
Vigil Neuroscience, Inc. *	36,733	299,007
Viking Therapeutics, Inc. *	222,978	3,233,181
Vir Biotechnology, Inc. *	193,859	2,729,535
Viridian Therapeutics, Inc. *	97,101	1,821,615
Vor BioPharma, Inc. *	86,126	260,101
Voyager Therapeutics, Inc. *	72,609	676,716
WaVe Life Sciences Ltd. *	135,163	590,662
X4 Pharmaceuticals, Inc. *	281,457	503,808
Xencor, Inc. *	133,465	3,241,865
Xeris Biopharma Holdings, Inc. *	304,173	793,892
XOMA Corp. *	16,717	263,293
Y-mAbs Therapeutics, Inc. *	84,107	512,212
Zentalis Pharmaceuticals, Inc. *	113,014	3,018,604
Zevra Therapeutics, Inc. *	79,293	386,950
Zura Bio Ltd., Class A *(a)	17,335	119,265
Zymeworks, Inc. *	122,028	910,329
		554,149,420

Real Estate Management & Development 0.8%
American Realty Investors, Inc. *	3,281	62,011
Anywhere Real Estate, Inc. *	249,322	2,089,318
Compass, Inc., Class A *	688,235	2,883,705
Cushman & Wakefield plc *	382,236	3,757,380
DigitalBridge Group, Inc.	374,213	5,994,892
Douglas Elliman, Inc.	190,779	421,622
eXp World Holdings, Inc.	160,422	4,000,925
Forestar Group, Inc. *	41,912	1,235,566
FRP Holdings, Inc. *	15,087	865,541
Kennedy-Wilson Holdings, Inc.	276,989	4,570,318
Marcus & Millichap, Inc.	55,752	2,044,983
Maui Land & Pineapple Co., Inc. *	17,243	257,093
Newmark Group, Inc., Class A	310,566	2,149,117
Opendoor Technologies, Inc. *	1,261,906	6,448,340
RE/MAX Holdings, Inc., Class A	39,978	787,966
Redfin Corp. *	244,713	3,665,801
Stratus Properties, Inc.	12,884	365,648
Tejon Ranch Co. *	47,911	843,713
The RMR Group, Inc., Class A	35,223	830,558
The St. Joe Co.	79,786	5,064,815
Transcontinental Realty Investors, Inc. *	4,321	151,192
		48,490,504

Semiconductors & Semiconductor Equipment 3.2%
ACM Research, Inc., Class A *	111,382	1,459,104
Aehr Test Systems *	59,547	3,105,972
Alpha & Omega Semiconductor Ltd. *	53,564	1,761,184
Ambarella, Inc. *	84,365	7,037,728
Amkor Technology, Inc.	236,701	6,885,632
Atomera, Inc. *(a)	48,104	415,138
Axcelis Technologies, Inc. *	75,235	15,083,113
CEVA, Inc. *	53,847	1,462,485
Cohu, Inc. *	108,127	4,719,744
Credo Technology Group Holding Ltd. *	224,536	3,810,376
Diodes, Inc. *	104,248	9,850,393
FormFactor, Inc. *	178,347	6,627,374
Ichor Holdings Ltd. *	65,685	2,543,323
Impinj, Inc. *	53,213	3,545,050
indie Semiconductor, Inc., Class A *	317,111	3,006,212
inTEST Corp. *	24,537	519,203
Kulicke & Soffa Industries, Inc.	128,162	7,674,341
SECURITY	NUMBER OF SHARES	VALUE ($)
MACOM Technology Solutions Holdings, Inc. *	125,505	8,775,310
Maxeon Solar Technologies Ltd. *	58,310	1,439,674
MaxLinear, Inc. *	172,459	4,254,564
Navitas Semiconductor Corp., Class A *	235,210	2,488,522
NVE Corp.	10,906	863,864
Onto Innovation, Inc. *	113,047	14,054,003
PDF Solutions, Inc. *	70,483	3,241,513
Photronics, Inc. *	140,472	3,715,484
Power Integrations, Inc.	131,129	12,737,871
Rambus, Inc. *	251,701	15,759,000
Semtech Corp. *	148,109	4,324,783
Silicon Laboratories, Inc. *	73,301	10,932,111
SiTime Corp. *	39,745	5,127,502
SkyWater Technology, Inc. *(a)	40,238	393,528
SMART Global Holdings, Inc. *	111,198	2,957,867
Synaptics, Inc. *	91,117	8,228,776
Transphorm, Inc. *	61,794	192,797
Ultra Clean Holdings, Inc. *	102,356	3,899,764
Veeco Instruments, Inc. *	116,978	3,294,100
		186,187,405

Software & Services 6.0%
8x8, Inc. *	258,849	1,226,944
A10 Networks, Inc.	162,650	2,524,328
ACI Worldwide, Inc. *	250,804	5,816,145
Adeia, Inc.	246,277	2,960,249
Agilysys, Inc. *	46,136	3,396,994
Alarm.com Holdings, Inc. *	110,236	6,086,130
Alkami Technology, Inc. *	91,365	1,542,241
Altair Engineering, Inc., Class A *	123,999	9,292,485
American Software, Inc., Class A	73,003	841,725
Amplitude, Inc., Class A *	156,336	1,810,371
Appfolio, Inc., Class A *	44,350	8,009,166
Appian Corp., Class A *	94,975	4,893,112
Applied Digital Corp. *	157,957	1,513,228
Asana, Inc., Class A *	184,050	4,468,734
Aurora Innovation, Inc. *	702,019	2,302,622
AvePoint, Inc. *	353,263	2,190,231
BigBear.ai Holdings, Inc. *(a)	61,378	123,370
BigCommerce Holdings, Inc. *	154,976	1,675,291
Bit Digital, Inc. *(a)	165,280	732,190
Blackbaud, Inc. *	100,589	7,589,440
Blackline, Inc. *	130,210	7,562,597
Box, Inc., Class A *	325,401	10,168,781
Braze, Inc., Class A *	79,412	3,610,069
Brightcove, Inc. *	99,091	444,919
C3.ai, Inc., Class A *(a)	135,695	5,699,190
Cerence, Inc. *	92,797	2,580,685
Cipher Mining, Inc. *(a)	96,211	365,602
Cleanspark, Inc. *	175,484	1,054,659
Clear Secure, Inc., Class A	192,928	4,574,323
CommVault Systems, Inc. *	103,097	8,034,349
Consensus Cloud Solutions, Inc. *	45,920	1,488,267
CoreCard Corp. *	16,551	397,720
Couchbase, Inc. *	77,750	1,297,647
CS Disco, Inc. *	51,642	502,993
CXApp, Inc. *	4,459	29,831
Digimarc Corp. *(a)	33,018	977,333
Digital Turbine, Inc. *	218,553	2,369,114
DigitalOcean Holdings, Inc. *	146,494	7,254,383
Domo, Inc., Class B *	70,058	1,251,936
E2open Parent Holdings, Inc. *	459,204	2,364,901
Ebix, Inc.	61,100	1,891,656
eGain Corp. *	48,556	357,858
Enfusion, Inc., Class A *	58,389	633,521
EngageSmart, Inc. *	112,019	2,123,880
Envestnet, Inc. *	115,737	7,173,379

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Everbridge, Inc. *	93,658	2,888,413
EverCommerce, Inc. *	53,372	623,385
Expensify, Inc., Class A *	126,263	1,017,680
Fastly, Inc., Class A *	274,459	5,041,812
ForgeRock, Inc., Class A *	108,887	2,248,517
Freshworks, Inc., Class A *	374,426	6,986,789
Grid Dynamics Holdings, Inc. *	127,330	1,326,779
Information Services Group, Inc.	80,240	413,236
Instructure Holdings, Inc. *	45,599	1,238,925
Intapp, Inc. *	36,093	1,481,979
InterDigital, Inc.	62,628	5,804,989
Jamf Holding Corp. *	160,769	3,491,903
Kaltura, Inc. *	189,727	383,249
LivePerson, Inc. *	145,145	689,439
LiveRamp Holdings, Inc. *	147,769	4,217,327
LiveVox Holdings, Inc. *	53,042	154,352
Marathon Digital Holdings, Inc. *(a)	388,857	6,754,446
Matterport, Inc. *	579,140	1,963,285
MeridianLink, Inc. *	60,855	1,359,501
MicroStrategy, Inc., Class A *	25,510	11,170,319
Mitek Systems, Inc. *	97,581	996,302
Model N, Inc. *	85,890	2,861,855
N-Able, Inc. *	161,087	2,266,494
NextNav, Inc. *(a)	123,730	397,173
Olo, Inc., Class A *	238,965	1,878,265
ON24, Inc.	74,711	661,192
OneSpan, Inc. *	92,711	1,273,849
PagerDuty, Inc. *	197,424	5,117,230
Perficient, Inc. *	79,306	5,058,930
PowerSchool Holdings, Inc., Class A *	129,036	3,118,800
Progress Software Corp.	100,578	6,040,715
PROS Holdings, Inc. *	102,880	3,909,440
Q2 Holdings, Inc. *	131,852	4,676,790
Qualys, Inc. *	85,865	11,918,062
Rackspace Technology, Inc. *	180,145	417,936
Rapid7, Inc. *	138,717	6,368,497
Red Violet, Inc. *	25,466	527,401
Rimini Street, Inc. *	111,549	303,413
Riot Platforms, Inc. *	369,316	6,839,732
Sapiens International Corp. N.V.	70,891	1,909,803
SEMrush Holdings, Inc., Class A *	71,636	760,058
SolarWinds Corp. *	118,078	1,244,542
SoundHound AI, Inc., Class A *(a)	320,069	745,761
SoundThinking, Inc. *	20,470	465,078
Sprinklr, Inc., Class A *	200,154	2,810,162
Sprout Social, Inc., Class A *	110,450	6,311,113
SPS Commerce, Inc. *	84,717	15,282,100
Squarespace, Inc., Class A *	102,818	3,407,388
Tenable Holdings, Inc. *	263,544	12,824,051
Terawulf, Inc. *(a)	115,129	336,177
The Hackett Group, Inc.	58,447	1,358,893
Thoughtworks Holding, Inc. *	213,919	1,516,686
Tucows, Inc., Class A *	22,699	701,172
Unisys Corp. *	151,967	826,700
Varonis Systems, Inc., Class B *	251,223	7,210,100
Verint Systems, Inc. *	146,240	5,464,989
Veritone, Inc. *(a)	59,872	276,309
Viant Technology, Inc., Class A *	33,212	160,746
Weave Communications, Inc. *	75,071	900,852
Workiva, Inc., Class A *	112,879	11,885,030
Xperi, Inc. *	97,748	1,282,454
Yext, Inc. *	246,312	2,394,153
Zeta Global Holdings Corp., Class A *	308,892	2,847,984
Zuora, Inc., Class A *	284,682	3,339,320
		353,354,611

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 4.3%
908 Devices, Inc. *	50,129	348,898
ADTRAN Holdings, Inc.	180,015	1,751,546
Advanced Energy Industries, Inc.	86,833	10,869,755
Aeva Technologies, Inc. *	181,556	226,945
Akoustis Technologies, Inc. *	157,892	377,362
Arlo Technologies, Inc. *	199,325	2,264,332
Aviat Networks, Inc. *	25,313	773,818
Avid Technology, Inc. *	78,470	1,870,725
Badger Meter, Inc.	67,908	11,180,373
Bel Fuse, Inc., Class B	24,215	1,299,135
Belden, Inc.	98,127	9,482,993
Benchmark Electronics, Inc.	81,548	2,161,837
Calix, Inc. *	136,265	6,146,914
Cambium Networks Corp. *	27,989	453,422
Clearfield, Inc. *	30,271	1,414,867
CommScope Holding Co., Inc. *	477,376	2,148,192
CompoSecure, Inc. *(a)	37,585	278,881
Comtech Telecommunications Corp.	62,916	639,227
Corsair Gaming, Inc. *	85,420	1,578,562
CPI Card Group, Inc. *	9,729	237,485
CTS Corp.	72,180	3,221,393
Daktronics, Inc. *	89,312	642,153
Digi International, Inc. *	80,857	3,390,334
DZS, Inc. *	49,884	188,063
Eastman Kodak Co. *	130,321	715,462
ePlus, Inc. *	61,159	3,446,310
Evolv Technologies Holdings, Inc. *	260,284	1,712,669
Extreme Networks, Inc. *	291,416	7,748,751
Fabrinet *	84,964	10,504,949
FARO Technologies, Inc. *	46,526	771,866
Harmonic, Inc. *	255,196	3,807,524
Immersion Corp.	71,559	505,207
Infinera Corp. *	459,665	2,068,493
Insight Enterprises, Inc. *	66,266	9,720,560
Intevac, Inc. *	58,321	208,789
IonQ, Inc. *	371,903	7,159,133
Iteris, Inc. *	97,633	406,153
Itron, Inc. *	105,225	8,278,051
Kimball Electronics, Inc. *	55,385	1,616,134
Knowles Corp. *	206,907	3,780,191
KVH Industries, Inc. *	42,847	366,770
Lightwave Logic, Inc. *(a)	264,588	1,778,031
Luna Innovations, Inc. *	73,436	663,861
Methode Electronics, Inc.	81,345	2,736,446
MicroVision, Inc. *(a)	408,351	1,633,404
Mirion Technologies, Inc., Class A *	464,478	3,506,809
Napco Security Technologies, Inc.	72,640	2,722,547
NETGEAR, Inc. *	65,313	890,869
NetScout Systems, Inc. *	157,842	4,411,684
nLight, Inc. *	101,882	1,467,101
Novanta, Inc. *	82,648	14,620,431
OSI Systems, Inc. *	36,716	4,377,649
PAR Technology Corp. *	61,407	2,124,068
PC Connection, Inc.	26,541	1,284,850
Plexus Corp. *	63,430	6,247,221
Presto Automation, Inc. *(a)	7,273	28,947
Ribbon Communications, Inc. *	200,736	638,340
Richardson Electronics Ltd./United States	27,359	377,554
Rogers Corp. *	40,014	6,746,761
Sanmina Corp. *	133,098	8,180,203
ScanSource, Inc. *	58,132	1,749,192
SmartRent, Inc. *	426,135	1,696,017
Super Micro Computer, Inc. *	107,059	35,358,376
Tingo Group, Inc. *(a)	279,175	393,637
TTM Technologies, Inc. *	235,359	3,379,755
Turtle Beach Corp. *	36,132	406,485

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Viavi Solutions, Inc. *	516,749	5,617,062
Vishay Intertechnology, Inc.	297,708	8,380,480
Vishay Precision Group, Inc. *	28,769	1,076,248
Vuzix Corp. *(a)	134,937	712,467
Wayside Technology Group, Inc.	9,506	459,900
Xerox Holdings Corp.	265,843	4,248,171
		253,678,790

Telecommunication Services 0.6%
Anterix, Inc. *	42,535	1,193,958
AST SpaceMobile, Inc., Class A *(a)	138,517	594,238
ATN International, Inc.	25,600	930,304
Bandwidth, Inc., Class A *	53,582	811,767
Charge Enterprises, Inc. *	312,226	296,865
Cogent Communications Holdings, Inc.	100,074	6,128,532
Consolidated Communications Holdings, Inc. *	169,626	607,261
EchoStar Corp., Class A *	77,868	1,512,975
Globalstar, Inc. *	1,595,034	1,722,637
Gogo, Inc. *	152,591	2,299,546
IDT Corp., Class B *	35,595	844,313
Liberty Latin America Ltd., Class A *	82,923	696,553
Liberty Latin America Ltd., Class C *	331,870	2,761,159
Lumen Technologies, Inc.	2,333,414	4,176,811
Ooma, Inc. *	54,517	817,755
Radius Global Infrastructure, Inc., Class A *	197,212	2,940,431
Shenandoah Telecommunications Co.	111,969	2,090,461
Spok Holdings, Inc.	40,635	595,709
Telephone & Data Systems, Inc.	228,506	1,832,618
		32,853,893

Transportation 1.6%
Air Transport Services Group, Inc. *	129,756	2,615,881
Allegiant Travel Co. *	36,380	4,500,206
ArcBest Corp.	55,850	6,496,472
Blade Air Mobility, Inc. *	133,736	557,679
Costamare, Inc.	110,819	1,237,848
Covenant Logistics Group, Inc., Class A	19,462	1,065,739
Daseke, Inc. *	92,588	720,335
Eagle Bulk Shipping, Inc. (a)	31,533	1,456,509
Eneti, Inc.	56,401	715,165
Forward Air Corp.	60,462	7,185,304
Frontier Group Holdings, Inc. *	87,125	810,262
FTAI Infrastructure, Inc.	226,229	803,113
Genco Shipping & Trading Ltd.	97,407	1,412,401
Golden Ocean Group Ltd. *	283,630	2,223,659
Hawaiian Holdings, Inc. *	118,142	1,369,266
Heartland Express, Inc.	108,197	1,769,021
Himalaya Shipping Ltd. *	62,592	377,430
Hub Group, Inc., Class A *	75,925	6,843,120
JetBlue Airways Corp. *	764,278	5,938,440
Joby Aviation, Inc. *(a)	644,219	5,765,760
Marten Transport Ltd.	133,862	3,033,313
Matson, Inc.	82,360	7,697,366
P.A.M. Transportation Services, Inc. *	14,133	365,479
Pangaea Logistics Solutions Ltd.	83,274	580,420
Radiant Logistics, Inc. *	84,440	650,188
RXO, Inc. *	268,893	5,929,091
Safe Bulkers, Inc.	161,524	537,875
SkyWest, Inc. *	111,160	4,889,928
Spirit Airlines, Inc.	253,993	4,648,072
Sun Country Airlines Holdings, Inc. *	87,033	1,876,431
TuSimple Holdings, Inc., Class A *	377,582	883,542
SECURITY	NUMBER OF SHARES	VALUE ($)
Universal Logistics Holdings, Inc.	15,506	482,082
Werner Enterprises, Inc.	145,789	6,854,999
		92,292,396

Utilities 2.9%
ALLETE, Inc.	133,490	7,666,331
Altus Power, Inc., Class A *	146,074	994,764
American States Water Co.	85,613	7,569,045
Artesian Resources Corp., Class A	19,545	890,470
Avista Corp.	174,314	6,735,493
Black Hills Corp.	153,840	9,281,167
Brookfield Infrastructure Corp., Class A	227,626	10,634,687
Cadiz, Inc. *	92,704	383,795
California Water Service Group	129,614	6,872,134
Chesapeake Utilities Corp.	40,480	4,786,355
Consolidated Water Co., Ltd.	34,387	672,610
Genie Energy Ltd., Class B	45,191	606,011
Global Water Resources, Inc.	25,957	329,654
MGE Energy, Inc.	84,391	6,771,534
Middlesex Water Co.	40,351	3,245,027
Montauk Renewables, Inc. *	152,846	1,337,402
New Jersey Resources Corp.	224,381	10,029,831
Northwest Natural Holding Co.	82,676	3,552,588
NorthWestern Corp.	138,962	7,847,184
ONE Gas, Inc.	127,423	10,082,982
Ormat Technologies, Inc.	123,453	10,036,729
Otter Tail Corp.	95,386	7,727,220
PNM Resources, Inc.	197,913	8,870,461
Portland General Electric Co.	224,235	10,689,282
Pure Cycle Corp. *	44,714	550,876
RGC Resources, Inc.	18,313	368,458
SJW Group	71,741	5,054,871
Southwest Gas Holdings, Inc.	142,611	9,403,769
Spire, Inc.	119,019	7,566,038
Sunnova Energy International, Inc. *(a)	232,436	4,104,820
The York Water Co.	32,968	1,362,567
Unitil Corp.	36,798	1,914,968
		167,939,123
Total Common Stocks (Cost $4,352,990,568)		5,841,460,062

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	27,867	68,858

Semiconductors & Semiconductor Equipment 0.0%
Transphorm, Inc. strike 3.30 *(b)	61,794	0
Total Rights (Cost $0)		68,858

SHORT-TERM INVESTMENTS 1.8% OF NET ASSETS

Money Market Funds 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (c)(d)	104,129,705	104,129,705
Total Short-Term Investments (Cost $104,129,705)		104,129,705
Total Investments in Securities (Cost $4,457,120,273)		5,945,658,625

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/15/23	206	20,740,080	632,630

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $99,928,930.
(b)	Fair valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,901,031,597	$—	$—	$4,901,031,597
Health Care Equipment & Services	386,279,045	—	0 *	386,279,045
Pharmaceuticals, Biotechnology & Life Sciences	553,212,776	—	936,644	554,149,420
Rights[1]
Pharmaceuticals, Biotechnology & Life Sciences	—	—	68,858	68,858
Semiconductors & Semiconductor Equipment	—	—	0 *	0
Short-Term Investments[1]	104,129,705	—	—	104,129,705
Futures Contracts[2]	632,630	—	—	632,630
Total	$5,945,285,753	$—	$1,005,502	$5,946,291,255

*	Level 3 amount shown includes securities determined to have no value at July 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Total Stock Market Index Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.2%
Adient plc *	40,665	1,730,702
American Axle & Manufacturing Holdings, Inc. *	48,530	458,609
Aptiv plc *	116,801	12,788,542
Autoliv, Inc.	33,157	3,346,536
BorgWarner, Inc.	100,724	4,683,666
Canoo, Inc. *	143,402	92,523
Cooper-Standard Holdings, Inc. *	8,444	155,539
Dana, Inc.	54,773	1,039,592
Dorman Products, Inc. *	12,163	1,030,085
Envirotech Vehicles, Inc. *	9,637	30,646
Faraday Future Intelligent Electric, Inc. *	406,202	122,836
Fisker, Inc. *(a)	77,198	476,312
Ford Motor Co.	1,695,068	22,391,848
Fox Factory Holding Corp. *	17,990	2,013,081
Garrett Motion, Inc. *	22,121	172,101
General Motors Co.	598,998	22,983,553
Gentex Corp.	101,842	3,419,854
Gentherm, Inc. *	14,378	859,373
Harley-Davidson, Inc.	56,679	2,188,376
Holley, Inc. *	22,922	145,096
LCI Industries	10,934	1,489,976
Lear Corp.	25,374	3,926,880
Lucid Group, Inc. *(a)	349,369	2,658,698
Luminar Technologies, Inc., Class A *(a)	106,930	791,282
Mobileye Global, Inc., Class A *	32,755	1,250,586
Modine Manufacturing Co. *	22,575	847,917
Motorcar Parts of America, Inc. *	7,218	64,745
Patrick Industries, Inc.	9,154	792,279
Phinia, Inc. *	20,144	571,485
QuantumScape Corp., Class A *(a)	126,806	1,687,788
Rivian Automotive, Inc., Class A *	240,096	6,636,253
Solid Power, Inc. *(a)	46,229	132,215
Standard Motor Products, Inc.	7,798	297,650
Stoneridge, Inc. *	11,655	238,228
Strattec Security Corp. *	1,500	35,085
Superior Industries International, Inc. *	10,350	37,881
Tesla, Inc. *	1,157,576	309,570,550
The Goodyear Tire & Rubber Co. *	120,540	1,938,283
Thor Industries, Inc.	23,131	2,671,399
Visteon Corp. *	12,716	1,959,408
Winnebago Industries, Inc.	13,059	898,459
Worksport Ltd. *	13,921	48,863
XPEL, Inc. *	8,570	696,141
		419,370,921

SECURITY	NUMBER OF SHARES	VALUE ($)
Banks 3.5%
1895 Bancorp of Wisconsin, Inc. *	1,526	11,827
1st Source Corp.	6,934	325,205
ACNB Corp.	3,576	124,087
Affinity Bancshares, Inc. *	1,146	16,216
Amalgamated Financial Corp.	7,518	150,059
Amerant Bancorp, Inc.	10,892	215,879
American National Bankshares, Inc.	4,310	177,917
Ameris Bancorp	27,705	1,209,323
AmeriServ Financial, Inc.	4,001	13,203
Ames National Corp.	4,056	78,119
Arrow Financial Corp.	6,759	135,991
Associated Banc-Corp.	64,229	1,217,140
Atlantic Union Bankshares Corp.	31,642	1,011,911
Auburn National BanCorp, Inc.	800	17,760
Axos Financial, Inc. *	22,536	1,059,192
Banc of California, Inc.	23,171	329,260
BancFirst Corp.	7,548	754,045
Bank First Corp.	3,759	332,145
Bank of America Corp.	2,979,835	95,354,720
Bank of Hawaii Corp.	16,982	970,182
Bank of Marin Bancorp	6,631	139,118
Bank of South Carolina Corp.	1,398	19,852
Bank of the James Financial Group, Inc.	2,744	30,266
Bank OZK	46,860	2,049,188
Bank7 Corp.	2,054	54,349
BankFinancial Corp.	3,213	28,821
BankUnited, Inc.	32,097	957,774
Bankwell Financial Group, Inc.	2,376	64,984
Banner Corp.	14,660	697,963
Bar Harbor Bankshares	5,903	161,211
Baycom Corp.	4,901	98,804
Bayfirst Financial Corp.	784	11,368
BCB Bancorp, Inc.	7,033	90,374
Berkshire Hills Bancorp, Inc.	19,410	442,742
Blue Foundry Bancorp *	9,742	99,466
Blue Ridge Bankshares, Inc.	5,502	46,382
Bogota Financial Corp. *	1,050	8,747
BOK Financial Corp.	12,146	1,081,966
Bridgewater Bancshares, Inc. *	8,542	91,485
Broadway Financial Corp. *	20,059	20,460
Brookline Bancorp, Inc.	38,717	413,498
Business First Bancshares, Inc.	9,475	193,764
Byline Bancorp, Inc.	10,054	220,685
C&F Financial Corp.	1,200	67,476
Cadence Bank	79,900	2,001,495
California BanCorp *	2,455	45,393
Cambridge Bancorp	3,535	217,544
Camden National Corp.	5,912	204,437
Capital Bancorp, Inc.	3,170	63,875
Capital City Bank Group, Inc.	5,558	180,246
Capitol Federal Financial, Inc.	53,473	354,526
Capstar Financial Holdings, Inc.	7,364	109,576
Carter Bankshares, Inc. *	9,825	144,329

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Catalyst Bancorp, Inc. *	1,359	16,756
Cathay General Bancorp	31,365	1,193,125
CB Financial Services, Inc.	2,090	47,861
Central Pacific Financial Corp.	11,311	206,313
Central Valley Community Bancorp	3,998	68,366
CF Bankshares, Inc.	2,505	45,190
Chemung Financial Corp.	1,306	55,714
ChoiceOne Financial Services, Inc.	2,484	60,237
Citigroup, Inc.	836,301	39,858,106
Citizens & Northern Corp.	5,947	126,076
Citizens Community Bancorp Inc/WI	3,309	33,983
Citizens Financial Group, Inc.	208,144	6,714,725
Citizens Financial Services, Inc.	1,994	140,527
Citizens Holdings Co. (a)	2,977	35,010
City Holding Co.	6,363	629,364
Civista Bancshares, Inc.	5,755	104,971
CNB Financial Corp.	8,219	159,942
Coastal Financial Corp. *	5,270	238,046
Codorus Valley Bancorp, Inc.	4,360	95,876
Colony Bankcorp, Inc.	7,200	77,184
Columbia Banking System, Inc.	93,886	2,098,352
Columbia Financial, Inc. *	14,396	251,642
Comerica, Inc.	56,628	3,055,647
Commerce Bancshares, Inc.	48,534	2,581,038
Community Bank System, Inc.	23,037	1,240,082
Community Trust Bancorp, Inc.	6,370	244,481
Community West Bancshares	3,580	48,939
ConnectOne Bancorp, Inc.	14,768	302,301
CrossFirst Bankshares, Inc. *	17,616	205,579
Cullen/Frost Bankers, Inc.	27,895	3,028,839
Cullman Bancorp, Inc.	1,374	14,770
Customers Bancorp, Inc. *	12,356	518,705
CVB Financial Corp.	55,973	1,056,211
Dime Community Bancshares, Inc.	13,235	296,464
Eagle Bancorp Montana, Inc.	2,563	33,780
Eagle Bancorp, Inc.	13,609	376,969
East West Bancorp, Inc.	60,760	3,779,880
Eastern Bankshares, Inc.	67,979	959,863
ECB Bancorp, Inc. *	4,412	56,297
Enterprise Bancorp, Inc.	3,412	108,638
Enterprise Financial Services Corp.	15,939	653,499
Equity Bancshares, Inc., Class A	6,351	172,493
Esquire Financial Holdings, Inc.	3,256	162,621
ESSA Bancorp, Inc.	3,176	52,785
Evans Bancorp, Inc.	2,622	77,926
F.N.B. Corp.	156,334	1,999,512
Farmers & Merchants Bancorp, Inc.	6,004	128,005
Farmers National Banc Corp.	14,833	203,954
FB Financial Corp.	14,601	517,167
Fidelity D&D Bancorp, Inc. (a)	1,779	90,266
Fifth Third Bancorp	296,271	8,621,486
Financial Institutions, Inc.	6,134	117,650
Finward Bancorp	1,806	44,518
Finwise Bancorp *	4,562	45,164
First BanCorp	76,777	1,140,138
First Bancorp/Southern Pines NC	17,318	572,879
First Bank	9,056	113,200
First Busey Corp.	21,193	459,040
First Business Financial Services, Inc.	2,713	92,215
First Capital, Inc.	1,074	40,275
First Citizens BancShares, Inc., Class A	5,092	7,288,180
First Commonwealth Financial Corp.	43,700	631,028
First Community Bankshares, Inc.	8,451	284,207
First Community Corp.	3,520	69,520
First Financial Bancorp	42,225	974,975
First Financial Bankshares, Inc.	55,700	1,815,263
First Financial Corp.	4,167	159,221
First Financial Northwest, Inc.	2,960	35,816
SECURITY	NUMBER OF SHARES	VALUE ($)
First Foundation, Inc.	23,207	169,643
First Guaranty Bancshares, Inc.	2,887	37,300
First Hawaiian, Inc.	53,985	1,116,950
First Horizon Corp.	227,757	3,104,328
First Internet Bancorp	3,435	77,425
First Interstate BancSystem, Inc., Class A	41,969	1,205,769
First Merchants Corp.	25,485	818,578
First Mid Bancshares, Inc.	7,599	232,605
First National Corp/VA	2,648	44,460
First Northwest Bancorp	3,416	46,458
First Savings Financial Group, Inc.	2,389	44,196
First Seacoast Bancorp, Inc. *	3,389	27,112
First U.S. Bancshares, Inc.	4,841	43,714
First United Corp.	2,849	48,889
First Western Financial, Inc. *	2,786	57,782
Five Star Bancorp	4,893	120,759
Flushing Financial Corp.	12,108	191,064
FNCB Bancorp, Inc.	8,643	55,229
Franklin Financial Services Corp.	1,992	58,903
FS Bancorp, Inc.	3,171	98,301
Fulton Financial Corp.	71,236	1,018,675
FVCBankcorp, Inc. *	8,954	115,148
German American Bancorp, Inc.	11,788	347,274
Glacier Bancorp, Inc.	47,813	1,563,485
Great Southern Bancorp, Inc.	4,013	222,039
Greene County Bancorp, Inc.	3,212	110,686
Guaranty Bancshares, Inc.	3,536	112,409
Hancock Whitney Corp.	37,529	1,651,651
Hanmi Financial Corp.	13,522	256,918
HarborOne Bancorp, Inc.	18,808	197,296
Hawthorn Bancshares, Inc.	2,065	36,241
HBT Financial, Inc.	5,821	115,489
Heartland Financial USA, Inc.	15,796	542,435
Heritage Commerce Corp.	26,186	251,386
Heritage Financial Corp.	14,372	269,619
Hilltop Holdings, Inc.	19,849	613,930
HMN Financial, Inc.	2,233	45,218
Home Bancorp, Inc.	3,387	120,645
Home BancShares, Inc.	80,550	1,958,170
HomeStreet, Inc.	8,389	77,179
HomeTrust Bancshares, Inc.	6,363	154,685
Hope Bancorp, Inc.	50,215	545,335
Horizon Bancorp, Inc.	16,744	207,458
Huntington Bancshares, Inc.	620,418	7,593,916
IF Bancorp, Inc.	584	9,070
Independent Bank Corp.	19,247	1,159,632
Independent Bank Corp., Michigan	9,444	195,113
Independent Bank Group, Inc.	15,071	676,236
International Bancshares Corp.	22,759	1,129,757
Investar Holding Corp.	3,333	49,495
John Marshall Bancorp, Inc.	4,443	84,417
JPMorgan Chase & Co.	1,255,389	198,301,246
Kearny Financial Corp.	30,246	259,813
KeyCorp	402,578	4,955,735
Lakeland Bancorp, Inc.	27,779	419,741
Lakeland Financial Corp.	10,817	599,694
Landmark Bancorp, Inc.	1,978	41,934
LCNB Corp.	4,732	82,952
Linkbancorp, Inc.	5,773	38,044
Live Oak Bancshares, Inc.	14,105	534,156
Luther Burbank Corp.	2,989	30,787
M&T Bank Corp.	71,351	9,979,151
Macatawa Bank Corp.	10,493	103,356
Magyar Bancorp, Inc.	1,051	11,845
MainStreet Bancshares, Inc.	3,000	71,610
Mercantile Bank Corp.	5,802	203,766
Meridian Corp.	3,846	45,767
Metrocity Bankshares, Inc.	7,678	164,616

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Metropolitan Bank Holding Corp. *	4,799	217,347
Mid Penn Bancorp, Inc.	5,597	131,529
Middlefield Banc Corp.	3,452	101,006
Midland States Bancorp, Inc.	8,785	205,833
MidWestOne Financial Group, Inc.	5,792	142,078
MVB Financial Corp.	4,605	117,842
National Bank Holdings Corp., Class A	15,969	548,695
National Bankshares, Inc.	2,506	74,604
NBT Bancorp, Inc.	18,519	688,907
New York Community Bancorp, Inc.	310,829	4,311,205
Nicolet Bankshares, Inc.	5,917	494,957
Northeast Bank	3,001	142,968
Northeast Community Bancorp, Inc.	5,675	91,878
Northfield Bancorp, Inc.	18,804	229,033
Northrim BanCorp, Inc.	2,596	124,089
Northwest Bancshares, Inc.	54,295	671,086
Norwood Financial Corp. (a)	3,060	97,461
NSTS Bancorp, Inc. *	1,610	14,860
Oak Valley Bancorp	3,707	101,535
OceanFirst Financial Corp.	25,110	467,799
OFG Bancorp	20,123	673,919
Ohio Valley Banc Corp.	1,400	34,272
Old National Bancorp	124,636	2,122,551
Old Point Financial Corp.	1,643	34,832
Old Second Bancorp, Inc.	17,372	277,778
OP Bancorp	5,203	50,937
Orange County Bancorp, Inc.	1,662	74,856
Origin Bancorp, Inc.	12,052	392,895
Orrstown Financial Services, Inc.	4,595	107,523
Pacific Premier Bancorp, Inc.	40,415	1,032,199
PacWest Bancorp	49,961	464,637
Park National Corp.	6,164	687,409
Parke Bancorp, Inc.	4,518	89,637
Partners Bancorp	5,380	38,548
Pathfinder Bancorp, Inc.	593	9,168
Pathward Financial, Inc.	11,847	615,570
PB Bankshares, Inc. *	2,277	29,760
PCB Bancorp	4,081	66,602
Peapack-Gladstone Financial Corp.	6,657	194,584
Penns Woods Bancorp, Inc.	2,250	60,682
Peoples Bancorp of North Carolina, Inc.	1,896	41,864
Peoples Bancorp, Inc.	13,377	376,830
Peoples Financial Services Corp.	2,693	124,390
Pinnacle Financial Partners, Inc.	32,719	2,483,372
Pioneer Bancorp, Inc. *	2,717	26,708
Plumas Bancorp	2,267	82,020
Ponce Financial Group, Inc. *	10,983	101,373
Popular, Inc.	32,118	2,330,161
Preferred Bank	5,696	376,392
Premier Financial Corp.	14,638	317,059
Primis Financial Corp.	10,278	97,744
Princeton Bancorp, Inc.	1,590	47,557
Prosperity Bancshares, Inc.	41,003	2,596,310
Provident Bancorp, Inc.	6,035	58,298
Provident Financial Holdings, Inc.	3,562	50,830
Provident Financial Services, Inc.	32,096	595,060
QCR Holdings, Inc.	7,130	365,270
RBB Bancorp	6,055	88,827
Red River Bancshares, Inc.	1,974	96,746
Regions Financial Corp.	402,783	8,204,690
Renasant Corp.	23,632	731,174
Republic Bancorp, Inc., Class A	3,781	173,283
Richmond Mutual BanCorp., Inc.	4,348	51,263
Riverview Bancorp, Inc.	6,215	35,053
S&T Bancorp, Inc.	16,257	513,396
Salisbury Bancorp, Inc.	2,188	60,454
Sandy Spring Bancorp, Inc.	19,518	477,605
SECURITY	NUMBER OF SHARES	VALUE ($)
SB Financial Group, Inc.	3,301	45,389
Seacoast Banking Corp. of Florida	37,995	938,856
ServisFirst Bancshares, Inc.	20,812	1,242,060
Shore Bancshares, Inc.	11,833	140,813
Sierra Bancorp	5,854	123,285
Simmons First National Corp., Class A	54,646	1,103,303
SmartFinancial, Inc.	6,197	155,669
Sound Financial Bancorp, Inc.	596	22,052
South Plains Financial, Inc.	5,663	152,052
Southern First Bancshares, Inc. *	2,967	89,544
Southern Missouri Bancorp, Inc.	4,045	194,443
Southern States Bancshares, Inc.	2,910	73,186
Southside Bancshares, Inc.	12,464	413,929
SouthState Corp.	33,092	2,570,256
Stellar Bancorp, Inc.	19,486	484,422
Sterling Bancorp, Inc. *	9,738	57,844
Stock Yards Bancorp, Inc.	13,389	640,128
Summit Financial Group, Inc.	6,235	140,662
Summit State Bank	1,071	19,278
Synovus Financial Corp.	63,167	2,141,361
TC Bancshares, Inc.	3,005	43,032
Territorial Bancorp, Inc.	4,386	51,908
Texas Capital Bancshares, Inc. *	20,746	1,324,632
The Bancorp, Inc. *	23,768	900,807
The First BanCorp, Inc.	3,588	94,687
The First Bancshares, Inc.	11,989	375,376
The First of Long Island Corp.	9,603	133,866
The Hingham Institution For Savings (a)	707	157,272
The PNC Financial Services Group, Inc.	172,093	23,557,811
Third Coast Bancshares, Inc. *	6,287	130,015
Timberland Bancorp, Inc.	3,571	111,737
Tompkins Financial Corp.	5,291	318,307
Towne Bank	28,315	715,803
TriCo Bancshares	14,278	533,712
Triumph Financial, Inc. *	9,395	666,199
Truist Financial Corp.	574,686	19,091,069
TrustCo Bank Corp.	7,608	231,207
Trustmark Corp.	26,268	689,798
U.S. Bancorp	601,730	23,876,646
UMB Financial Corp.	18,535	1,315,985
Union Bankshares, Inc.	2,125	48,811
United Bancorp, Inc.	3,371	40,924
United Bankshares, Inc.	57,288	1,915,711
United Community Banks, Inc.	48,885	1,421,087
United Security Bancshares	6,461	48,070
Unity Bancorp, Inc.	2,383	63,197
Univest Financial Corp.	12,810	249,795
USCB Financial Holdings, Inc. *	5,422	59,425
Valley National Bancorp	180,352	1,850,412
Veritex Holdings, Inc.	23,608	507,808
Virginia National Bankshares Corp.	2,256	81,735
Washington Federal, Inc.	28,038	870,300
Washington Trust Bancorp, Inc.	7,375	236,442
Webster Financial Corp.	75,290	3,562,723
Wells Fargo & Co.	1,611,783	74,399,903
WesBanco, Inc.	25,094	702,883
West Bancorp, Inc.	6,294	126,258
Westamerica Bancorp	11,683	574,687
Western Alliance Bancorp	47,037	2,443,572
Western New England Bancorp, Inc.	10,349	69,235
William Penn Bancorp, Inc. (a)	4,788	52,524
Wintrust Financial Corp.	26,034	2,196,228

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WSFS Financial Corp.	26,068	1,140,475
Zions Bancorp NA	63,860	2,442,645
		672,229,933

Capital Goods 6.4%
374Water, Inc. *(a)	24,532	48,819
3D Systems Corp. *	57,208	498,282
3M Co.	238,121	26,550,491
A.O. Smith Corp.	53,448	3,881,928
AAON, Inc.	18,398	1,936,573
AAR Corp. *	14,100	843,180
Acuity Brands, Inc.	13,602	2,247,594
Advanced Drainage Systems, Inc.	27,001	3,293,852
Advent Technologies Holdings, Inc. *	18,150	15,972
AECOM	60,036	5,223,132
AeroVironment, Inc. *	10,943	1,042,430
AerSale Corp. *	7,373	110,669
AGCO Corp.	26,650	3,547,115
AgEagle Aerial Systems, Inc. *	81,955	18,940
Air Lease Corp., Class A	44,479	1,883,241
Alamo Group, Inc.	4,523	876,376
Albany International Corp., Class A	13,181	1,269,067
Allegion plc	37,718	4,407,725
Allied Motion Technologies, Inc.	6,061	235,773
Allison Transmission Holdings, Inc.	37,702	2,212,730
Alpha Pro Tech Ltd. *	5,970	23,462
Alta Equipment Group, Inc.	10,115	163,357
Ameresco, Inc., Class A *	14,647	852,602
American Superconductor Corp. *	15,966	160,937
American Woodmark Corp. *	7,275	557,556
AMETEK, Inc.	98,911	15,687,285
Amprius Technologies, Inc. *	6,864	51,549
API Group Corp. *	86,923	2,499,905
Apogee Enterprises, Inc.	9,815	486,137
Applied Industrial Technologies, Inc.	16,678	2,418,143
Archer Aviation, Inc., Class A *	64,194	432,026
Arcosa, Inc.	20,487	1,581,187
Argan, Inc.	5,730	217,969
Armstrong World Industries, Inc.	19,307	1,493,590
Array Technologies, Inc. *	60,932	1,160,755
Astec Industries, Inc.	9,833	485,750
Astra Space, Inc. *	111,051	45,531
Astronics Corp. *	12,013	252,033
Atkore, Inc. *	16,714	2,652,010
Axon Enterprise, Inc. *	30,052	5,587,568
AZZ, Inc.	11,203	496,629
Babcock & Wilcox Enterprises, Inc. *	30,009	164,449
Barnes Group, Inc.	21,513	845,461
Beacon Roofing Supply, Inc. *	21,195	1,815,776
Beam Global *(a)	3,328	38,205
Blink Charging Co. *(a)	21,494	137,562
Bloom Energy Corp., Class A *	79,212	1,414,726
Blue Bird Corp. *	7,221	151,208
BlueLinx Holdings, Inc. *	3,850	362,824
Boise Cascade Co.	16,895	1,748,464
Bowman Consulting Group Ltd., Class A *	3,474	120,374
Broadwind, Inc. *	7,298	27,732
Builders FirstSource, Inc. *	54,591	7,884,578
BWX Technologies, Inc.	40,184	2,772,696
Byrna Technologies, Inc. *	5,967	22,018
Cadre Holdings, Inc.	6,467	150,487
Capstone Green Energy Corp. *	19,983	16,826
Carlisle Cos., Inc.	21,892	6,068,462
Carrier Global Corp.	357,401	21,283,230
Caterpillar, Inc.	221,603	58,762,468
ChargePoint Holdings, Inc. *(a)	116,441	1,008,379
Chart Industries, Inc. *	18,137	3,303,836
SECURITY	NUMBER OF SHARES	VALUE ($)
CIRCOR International, Inc. *	8,895	495,451
Columbus McKinnon Corp.	11,948	505,878
Comfort Systems USA, Inc.	15,228	2,649,215
Commercial Vehicle Group, Inc. *	13,417	140,878
Concrete Pumping Holdings, Inc. *	9,442	76,197
Construction Partners, Inc., Class A *	17,169	504,769
Core & Main, Inc., Class A *	37,818	1,195,427
CPI Aerostructures, Inc. *	9,173	37,609
Crane Co.	20,726	1,941,819
Crane NXT Co.	20,920	1,237,418
CSW Industrials, Inc.	6,682	1,206,435
Cummins, Inc.	61,026	15,915,581
Curtiss-Wright Corp.	16,404	3,139,069
Custom Truck One Source, Inc. *	24,214	167,561
Deere & Co.	115,738	49,721,045
Desktop Metal, Inc., Class A *(a)	101,606	184,923
Distribution Solutions Group, Inc. *	2,460	136,382
Donaldson Co., Inc.	51,977	3,265,715
Douglas Dynamics, Inc.	10,577	328,416
Dover Corp.	60,041	8,764,185
Dragonfly Energy Holdings Corp. *(a)	3,845	10,535
Ducommun, Inc. *	4,493	225,279
DXP Enterprises, Inc. *	6,811	258,682
Dycom Industries, Inc. *	12,629	1,257,596
Eaton Corp. plc	171,181	35,146,883
EMCOR Group, Inc.	20,272	4,359,291
Emerson Electric Co.	245,968	22,469,177
Encore Wire Corp.	7,625	1,301,511
Energous Corp. *	53,756	13,272
Energy Recovery, Inc. *	23,814	725,851
Energy Vault Holdings, Inc. *(a)	35,879	120,195
Enerpac Tool Group Corp., Class A	24,176	664,356
EnerSys	17,485	1,893,975
Enovix Corp. *(a)	48,622	1,046,345
EnPro Industries, Inc.	8,888	1,233,477
Eos Energy Enterprises, Inc. *(a)	51,020	125,509
Esab Corp.	22,029	1,513,392
ESCO Technologies, Inc.	10,984	1,104,441
ESS Tech, Inc. *	28,078	54,191
EVI Industries, Inc. *	2,765	70,342
Fastenal Co.	244,185	14,311,683
Federal Signal Corp.	25,806	1,576,489
Ferguson plc	88,266	14,265,551
Flowserve Corp.	56,151	2,120,262
Fluence Energy, Inc. *	15,762	460,881
Fluor Corp. *	63,762	1,975,347
Flux Power Holdings, Inc. *	3,973	22,368
Fortive Corp.	151,727	11,887,810
Fortune Brands Innovations, Inc.	54,311	3,859,883
Franklin Electric Co., Inc.	16,643	1,644,661
FreightCar America, Inc. *	5,033	14,898
FTAI Aviation Ltd.	42,202	1,359,326
FTC Solar, Inc. *	19,667	74,735
FuelCell Energy, Inc. *(a)	175,423	384,176
Gates Industrial Corp. plc *	54,529	742,685
GATX Corp.	15,221	1,908,105
Gencor Industries, Inc. *	3,418	52,125
Generac Holdings, Inc. *	26,665	4,098,410
General Dynamics Corp.	96,695	21,619,068
General Electric Co.	467,962	53,459,979
Gibraltar Industries, Inc. *	13,337	862,504
Global Industrial Co.	6,777	193,144
GMS, Inc. *	17,591	1,296,281
Graco, Inc.	72,284	5,734,290
GrafTech International Ltd.	82,134	433,668
Graham Corp. *	4,043	56,602
Granite Construction, Inc.	18,734	766,783
Great Lakes Dredge & Dock Corp. *	30,154	253,294
Griffon Corp.	20,413	851,630

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
H&E Equipment Services, Inc.	14,463	702,613
Hayward Holdings, Inc. *	58,483	781,333
HEICO Corp.	17,121	3,012,954
HEICO Corp., Class A	29,964	4,205,447
Helios Technologies, Inc.	13,876	876,963
Herc Holdings, Inc.	10,263	1,373,497
Hexcel Corp.	36,184	2,557,485
Hillenbrand, Inc.	29,737	1,544,540
Hillman Solutions Corp. *	72,211	710,556
Honeywell International, Inc.	286,372	55,593,396
Howmet Aerospace, Inc.	157,617	8,060,533
Hubbell, Inc., Class B	23,019	7,181,928
Hudson Technologies, Inc. *	17,443	158,557
Huntington Ingalls Industries, Inc.	17,184	3,946,649
Hurco Cos., Inc.	3,214	74,854
Hydrofarm Holdings Group, Inc. *	27,153	31,769
Hyster-Yale Materials Handling, Inc.	4,451	212,580
Hyzon Motors, Inc. *(a)	59,135	120,635
Ideal Power, Inc. *	3,471	42,311
IDEX Corp.	32,358	7,306,760
IES Holdings, Inc. *	3,807	218,217
Illinois Tool Works, Inc.	118,469	31,195,257
Ingersoll Rand, Inc.	173,931	11,352,476
INNOVATE Corp. *	23,119	38,146
Innovative Solutions and Support, Inc. *	6,865	54,165
Insteel Industries, Inc.	8,973	289,379
Intuitive Machines, Inc. *(a)	4,780	40,391
iSun, Inc. *	7,289	3,317
ITT, Inc.	35,365	3,522,354
Janus International Group, Inc. *	33,335	380,686
JELD-WEN Holding, Inc. *	35,262	628,016
John Bean Technologies Corp.	13,560	1,676,152
Johnson Controls International plc	295,078	20,522,675
Kadant, Inc.	5,113	1,139,432
Kaman Corp.	12,339	282,440
Karat Packaging, Inc.	3,014	61,275
Kennametal, Inc.	34,295	1,045,312
Kratos Defense & Security Solutions, Inc. *	54,273	818,980
KULR Technology Group, Inc. *	32,998	30,688
L.B. Foster Co., Class A *	5,290	74,166
L3Harris Technologies, Inc.	81,362	15,417,285
Lennox International, Inc.	13,872	5,097,128
Leonardo DRS, Inc. *	21,532	359,369
Limbach Holdings, Inc. *	4,683	123,725
Lincoln Electric Holdings, Inc.	24,730	4,963,558
Lindsay Corp.	4,679	620,108
Lockheed Martin Corp.	96,546	43,095,238
LSI Industries, Inc.	12,912	162,691
Luxfer Holdings plc	12,212	154,604
Manitex International, Inc. *	9,465	47,514
Markforged Holding Corp. *	47,003	98,236
Masco Corp.	96,517	5,856,652
Masonite International Corp. *	9,341	976,602
MasTec, Inc. *	25,998	3,061,264
Masterbrand, Inc. *	54,311	670,741
Matrix Service Co. *	10,847	68,662
Mayville Engineering Co., Inc. *	3,327	40,223
McGrath RentCorp	10,367	999,171
MDU Resources Group, Inc.	87,691	1,939,725
Mega Matrix Corp. *	24,173	32,634
Mercury Systems, Inc. *	25,477	967,616
Microvast Holdings, Inc. *	86,292	247,658
Miller Industries, Inc.	5,104	193,646
Molekule Group, Inc. *	13,717	29,080
Momentus, Inc., Class A *	54,908	23,852
Moog, Inc., Class A	12,101	1,275,929
MRC Global, Inc. *	35,400	399,666
SECURITY	NUMBER OF SHARES	VALUE ($)
MSC Industrial Direct Co., Inc., Class A	20,140	2,032,529
Mueller Industries, Inc.	24,942	2,021,799
Mueller Water Products, Inc., Class A	66,450	1,069,180
MYR Group, Inc. *	7,153	1,019,732
National Presto Industries, Inc.	2,215	173,457
Nauticus Robotics, Inc. *	9,395	18,790
NeoVolta, Inc. *(a)	12,964	41,485
NEXTracker, Inc., Class A *	19,640	831,754
NN, Inc. *	28,401	84,919
Nordson Corp.	23,089	5,809,423
Northrop Grumman Corp.	61,194	27,231,330
Northwest Pipe Co. *	4,286	139,638
NOW, Inc. *	46,130	525,421
Nuburu, Inc. *(a)	7,374	4,629
NuScale Power Corp. *(a)	18,303	138,737
nVent Electric plc	70,902	3,749,298
Ocean Power Technologies, Inc. *	48,625	28,981
Omega Flex, Inc.	1,422	127,297
Orion Energy Systems, Inc. *	16,987	27,689
Orion Group Holdings, Inc. *	16,674	62,528
Oshkosh Corp.	29,098	2,679,053
Otis Worldwide Corp.	177,657	16,159,681
Owens Corning	38,859	5,439,871
PACCAR, Inc.	224,787	19,360,904
Park Aerospace Corp.	8,310	120,744
Parker-Hannifin Corp.	55,354	22,695,694
Park-Ohio Holdings Corp.	3,931	75,750
Parsons Corp. *	14,588	720,939
Pentair plc	70,683	4,912,468
Perma-Pipe International Holdings, Inc. *	3,363	27,408
PGT Innovations, Inc. *	25,562	731,329
Plug Power, Inc. *(a)	232,674	3,052,683
Powell Industries, Inc.	4,127	250,839
Preformed Line Products Co.	1,284	222,787
Primoris Services Corp.	23,266	738,928
Proto Labs, Inc. *	11,556	383,081
Quanex Building Products Corp.	14,804	416,585
Quanta Services, Inc.	62,147	12,530,078
RBC Bearings, Inc. *	12,479	2,820,878
Redwire Corp. *	10,290	37,456
Regal Rexnord Corp.	28,905	4,514,383
Resideo Technologies, Inc. *	63,274	1,184,489
REV Group, Inc.	13,601	175,861
Rocket Lab USA, Inc. *	98,069	722,769
Rockwell Automation, Inc.	49,550	16,663,169
RTX Corp.	628,065	55,225,755
Rush Enterprises, Inc., Class A	18,297	1,183,450
Rush Enterprises, Inc., Class B	2,830	194,449
Sarcos Technology & Robotics Corp. *	16,115	29,007
Sensata Technologies Holding plc	65,693	2,775,529
SES AI Corp. *(a)	59,899	188,083
Shoals Technologies Group, Inc., Class A *	72,821	1,890,433
Simpson Manufacturing Co., Inc.	18,178	2,872,124
SiteOne Landscape Supply, Inc. *	19,687	3,346,790
SKYX Platforms Corp. *	16,813	35,644
Snap-on, Inc.	22,715	6,188,475
Southland Holdings, Inc. *(a)	4,155	33,115
Spirit AeroSystems Holdings, Inc., Class A *	44,832	1,426,554
SPX Technologies, Inc. *	19,627	1,660,640
Standex International Corp.	5,059	751,616
Stanley Black & Decker, Inc.	65,931	6,544,970
Stem, Inc. *(a)	64,349	454,947
Sterling Infrastructure, Inc. *	13,007	780,290

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SunPower Corp. *	35,778	353,129
Sunrun, Inc. *	92,678	1,759,028
Sunworks, Inc. *	17,256	29,853
Symbotic, Inc. *(a)	6,367	404,559
Taylor Devices, Inc. *	2,017	48,005
TechPrecision Corp. *	4,478	32,466
Tecnoglass, Inc.	8,161	384,220
Tennant Co.	8,134	652,672
Terex Corp.	29,185	1,711,117
Terran Orbital Corp. *	23,493	35,240
Textron, Inc.	86,385	6,718,161
The AZEK Co., Inc., Class A *	51,601	1,609,951
The Boeing Co. *	242,820	57,997,557
The Eastern Co.	1,809	33,340
The Gorman-Rupp Co.	9,748	309,012
The Greenbrier Cos., Inc.	13,260	612,479
The LS Starrett Co., Class A *	2,865	33,549
The Manitowoc Co., Inc. *	15,925	288,561
The Middleby Corp. *	22,968	3,487,691
The Shyft Group, Inc.	13,268	191,457
The Timken Co.	28,359	2,633,417
The Toro Co.	44,699	4,543,653
Thermon Group Holdings, Inc. *	14,491	400,097
Titan International, Inc. *	20,997	262,253
Titan Machinery, Inc. *	8,199	261,712
TPI Composites, Inc. *	19,088	113,383
Trane Technologies plc	98,055	19,556,089
Transcat, Inc. *	2,965	248,704
TransDigm Group, Inc.	22,486	20,231,104
Trex Co., Inc. *	46,736	3,231,327
Trinity Industries, Inc.	34,521	905,141
Triton International Ltd.	23,519	1,982,887
Triumph Group, Inc. *	27,104	342,866
Tutor Perini Corp. *	18,907	159,764
Twin Disc, Inc. *	5,599	72,787
UFP Industries, Inc.	26,688	2,742,459
Ultralife Corp. *(a)	6,691	54,799
United Rentals, Inc.	29,629	13,768,004
Univar Solutions, Inc. *	67,658	2,445,160
Urban-Gro, Inc. *	4,382	5,894
V2X, Inc. *	4,770	245,464
Valmont Industries, Inc.	9,070	2,401,282
Velo3D, Inc. *(a)	23,266	53,279
Veritiv Corp.	5,972	836,856
Vertiv Holdings Co., Class A	130,414	3,392,068
Vicor Corp. *	9,399	867,246
Virgin Galactic Holdings, Inc. *(a)	103,241	441,871
VirTra, Inc. *	3,586	25,496
W.W. Grainger, Inc.	19,210	14,186,393
Wabash National Corp.	19,725	467,088
Watsco, Inc.	14,447	5,463,711
Watts Water Technologies, Inc., Class A	11,711	2,184,453
WESCO International, Inc.	19,326	3,393,066
Westinghouse Air Brake Technologies Corp.	77,285	9,153,635
Westwater Resources, Inc. *	34,475	31,717
Willis Lease Finance Corp. *	1,159	49,014
WillScot Mobile Mini Holdings Corp. *	86,705	4,157,505
Woodward, Inc.	25,757	3,100,628
Xometry, Inc., Class A *	12,314	255,639
Xylem, Inc.	102,810	11,591,827
Zurn Elkay Water Solutions Corp.	61,936	1,885,332
		1,238,031,434

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 1.6%
ABM Industries, Inc.	28,429	1,315,694
ACCO Brands Corp.	38,516	234,562
Acme United Corp.	1,454	44,231
ACV Auctions, Inc., Class A *	55,168	964,888
Alight, Inc., Class A *	145,007	1,418,168
Aqua Metals, Inc. *	23,651	32,165
ARC Document Solutions, Inc.	19,042	66,266
Aris Water Solution, Inc., Class A	14,973	163,655
ASGN, Inc. *	21,209	1,618,671
Asure Software, Inc. *	7,413	101,113
Automatic Data Processing, Inc.	177,489	43,885,930
Barrett Business Services, Inc.	3,084	279,811
BGSF, Inc.	6,465	65,426
BlackSky Technology, Inc. *	43,595	86,754
Booz Allen Hamilton Holding Corp., Class A	56,821	6,879,887
Brady Corp., Class A	19,596	1,010,762
BrightView Holdings, Inc. *	19,228	148,248
Broadridge Financial Solutions, Inc.	50,999	8,563,752
CACI International, Inc., Class A *	9,813	3,438,868
Casella Waste Systems, Inc., Class A *	24,142	1,948,018
CBIZ, Inc. *	21,058	1,113,758
CECO Environmental Corp. *	12,430	149,657
Ceridian HCM Holding, Inc. *	66,348	4,698,102
Cimpress plc *	8,208	570,456
Cintas Corp.	36,941	18,545,860
Clarivate plc *	188,317	1,790,895
Clean Harbors, Inc. *	21,609	3,592,712
Concentrix Corp.	18,956	1,577,897
Conduent, Inc. *	68,566	237,238
Copart, Inc. *	183,448	16,214,969
CoreCivic, Inc. *	49,662	481,721
CRA International, Inc.	2,904	290,661
CSG Systems International, Inc.	12,935	667,317
Deluxe Corp.	19,740	374,863
DLH Holdings Corp. *	3,968	39,878
Driven Brands Holdings, Inc. *	23,892	618,086
Dun & Bradstreet Holdings, Inc.	93,950	1,110,489
Ennis, Inc.	10,401	224,037
Equifax, Inc.	52,687	10,752,363
ExlService Holdings, Inc. *	14,348	2,022,351
Exponent, Inc.	21,599	1,934,838
First Advantage Corp. *	24,470	367,050
FiscalNote Holdings, Inc. *	31,549	103,481
Forrester Research, Inc. *	4,414	140,674
Franklin Covey Co. *	5,263	250,782
FTI Consulting, Inc. *	14,308	2,506,189
GEE Group, Inc. *	66,522	31,332
Genpact Ltd.	72,644	2,621,722
Harsco Corp. *	34,248	322,959
Healthcare Services Group, Inc.	33,424	421,477
Heidrick & Struggles International, Inc.	8,008	218,378
Heritage-Crystal Clean, Inc. *	7,053	324,932
HireQuest, Inc.	1,724	43,117
HireRight Holdings Corp. *	8,556	91,635
HNI Corp.	20,010	582,091
Hudson Global, Inc. *	1,522	34,275
Huron Consulting Group, Inc. *	8,075	763,653
ICF International, Inc.	7,219	848,882
Innodata, Inc. *	11,159	143,170
Insperity, Inc.	15,439	1,816,398
Interface, Inc., Class A	23,118	225,863
Jacobs Solutions, Inc.	54,343	6,815,156
KBR, Inc.	58,355	3,588,249
Kelly Services, Inc., Class A	14,539	266,354

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kforce, Inc.	8,111	514,562
Knightscope, Inc., Class A *(a)	18,211	26,042
Korn Ferry	22,604	1,190,779
LanzaTech Global, Inc. *	26,456	171,435
LegalZoom.com, Inc. *	41,173	629,123
Leidos Holdings, Inc.	59,071	5,524,911
Liquidity Services, Inc. *	10,485	175,938
ManpowerGroup, Inc.	21,518	1,697,340
Mastech Digital, Inc. *	3,073	32,820
Matthews International Corp., Class A	12,972	595,415
Maximus, Inc.	26,071	2,183,707
MillerKnoll, Inc.	32,897	643,794
Mistras Group, Inc. *	7,028	54,397
Montrose Environmental Group, Inc. *	11,954	483,778
MSA Safety, Inc.	15,716	2,608,856
NL Industries, Inc.	5,834	33,837
NV5 Global, Inc. *	5,244	574,480
Odyssey Marine Exploration, Inc., Class B *	9,740	36,038
OPENLANE, Inc. *	46,068	723,268
Paychex, Inc.	137,561	17,259,779
Paycom Software, Inc.	20,907	7,709,665
Paycor HCM, Inc. *	20,757	557,533
Paylocity Holding Corp. *	17,701	4,015,472
Performant Financial Corp. *	24,843	76,268
Perma-Fix Environmental Services, Inc. *	5,410	52,964
Pitney Bowes, Inc.	72,387	285,205
Planet Labs PBC *	85,241	317,096
Quad Graphics, Inc. *	10,911	64,593
Quest Resource Holding Corp. *	7,972	52,775
RB Global, Inc.	78,129	5,037,758
RCM Technologies, Inc. *	3,160	64,180
Republic Services, Inc., Class A	87,887	13,280,605
Resources Connection, Inc.	13,566	216,785
Robert Half, Inc.	46,821	3,471,777
Rollins, Inc.	99,308	4,054,746
Science Applications International Corp.	23,168	2,811,205
Skillsoft Corp. *	35,359	46,674
SP Plus Corp. *	8,590	330,285
Spire Global, Inc. *	38,120	27,153
SS&C Technologies Holdings, Inc.	92,633	5,395,872
Steel Connect, Inc. *	3,096	30,279
Steelcase, Inc., Class A	41,203	353,110
Stericycle, Inc. *	39,698	1,686,768
Sterling Check Corp. *	9,867	118,503
TaskUS, Inc., Class A *	10,367	125,026
Team, Inc. *	2,284	19,825
Tetra Tech, Inc.	22,796	3,857,311
The Brink's Co.	19,911	1,452,706
The GEO Group, Inc. *	52,634	393,176
TransUnion	83,988	6,693,004
TriNet Group, Inc. *	15,012	1,579,713
TrueBlue, Inc. *	14,017	209,554
TTEC Holdings, Inc.	8,462	291,431
UniFirst Corp.	6,373	1,034,338
Upwork, Inc. *	54,356	566,933
Verisk Analytics, Inc., Class A	62,308	14,264,793
Verra Mobility Corp., Class A *	59,168	1,241,936
Viad Corp. *	9,565	269,829
VSE Corp.	4,772	256,495
Waste Management, Inc.	158,405	25,945,155
SECURITY	NUMBER OF SHARES	VALUE ($)
Where Food Comes From, Inc. *	1,066	14,935
Willdan Group, Inc. *	5,928	119,627
		305,356,193

Consumer Discretionary Distribution & Retail 5.0%
1-800-Flowers.com, Inc., Class A *	11,856	102,910
1stdibs.com, Inc. *	9,755	39,800
Abercrombie & Fitch Co., Class A *	21,705	859,735
Academy Sports & Outdoors, Inc.	33,236	1,987,180
Advance Auto Parts, Inc.	26,209	1,949,688
Amazon.com, Inc. *	3,835,203	512,689,937
American Eagle Outfitters, Inc.	79,500	1,116,975
America's Car-Mart, Inc. *	2,651	315,787
Arhaus, Inc. *	7,622	87,348
Arko Corp.	30,423	253,728
Asbury Automotive Group, Inc. *	9,218	2,079,581
AutoNation, Inc. *	13,495	2,172,425
AutoZone, Inc. *	7,886	19,570,844
BARK, Inc. *	57,147	82,292
Barnes & Noble Education, Inc. *	11,885	17,471
Bath & Body Works, Inc.	98,214	3,639,811
Best Buy Co., Inc.	83,362	6,923,214
Big 5 Sporting Goods Corp. (a)	12,375	118,429
Big Lots, Inc.	11,917	122,149
Boot Barn Holdings, Inc. *	12,699	1,192,436
Brilliant Earth Group, Inc., Class A *	4,000	15,840
Build-A-Bear Workshop, Inc.	4,907	120,467
Burlington Stores, Inc. *	27,849	4,946,539
Caleres, Inc.	14,963	404,600
Camping World Holdings, Inc., Class A	17,775	569,333
CarMax, Inc. *	67,927	5,611,449
CarParts.com, Inc. *	19,856	99,677
Carvana Co., Class A *(a)	42,048	1,932,106
Chewy, Inc., Class A *	41,203	1,396,782
Chico's FAS, Inc. *	51,645	315,034
Citi Trends, Inc. *	3,328	62,733
ContextLogic, Inc., Class A *(a)	9,687	92,027
Designer Brands, Inc., Class A	13,493	134,255
Destination XL Group, Inc. *	23,026	118,814
Dick's Sporting Goods, Inc.	26,354	3,715,914
Dillard's, Inc., Class A	1,404	481,628
Duluth Holdings, Inc., Class B *	5,930	43,052
eBay, Inc.	229,337	10,207,790
Envela Corp. *	4,047	30,312
Etsy, Inc. *	52,929	5,380,233
EVgo, Inc., Class A *(a)	28,647	125,187
Express, Inc. *	47,517	36,731
Five Below, Inc. *	23,862	4,971,409
Floor & Decor Holdings, Inc., Class A *	45,525	5,228,546
Foot Locker, Inc.	33,730	906,325
Franchise Group, Inc.	10,248	304,980
GameStop Corp., Class A *(a)	109,085	2,421,687
Genesco, Inc. *	5,301	149,541
Genuine Parts Co.	60,750	9,459,990
Group 1 Automotive, Inc.	6,053	1,564,882
Groupon, Inc., Class A *	10,000	79,000
GrowGeneration Corp. *	25,514	101,546
Guess?, Inc.	12,378	259,814
Haverty Furniture Cos., Inc.	5,993	213,351
Hibbett, Inc.	5,232	242,765
J Jill Inc. *	1,560	35,412
Kirkland's, Inc. *(a)	6,028	18,807
Kohl's Corp.	47,586	1,353,822
Lands' End, Inc. *	4,426	41,516
Lazydays Holdings, Inc. *	5,770	75,645
Leslie's, Inc. *	64,399	410,222

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lithia Motors, Inc., Class A	11,825	3,672,017
LKQ Corp.	109,622	6,006,189
LL Flooring Holdings, Inc. *	17,182	67,525
Lowe’s Cos., Inc.	256,410	60,069,171
Lulu's Fashion Lounge Holdings, Inc. *(a)	2,659	6,541
Macy's, Inc.	117,487	1,949,109
MarineMax, Inc. *	9,973	402,211
Monro, Inc.	13,330	488,544
Murphy USA, Inc.	8,431	2,588,570
National Vision Holdings, Inc. *	33,045	714,763
Nordstrom, Inc. (a)	48,143	1,112,585
Ollie's Bargain Outlet Holdings, Inc. *	25,008	1,822,583
OneWater Marine, Inc., Class A *	4,282	161,217
O'Reilly Automotive, Inc. *	26,107	24,169,600
Overstock.com, Inc. *	19,472	710,144
Penske Automotive Group, Inc.	10,329	1,667,307
Petco Health & Wellness Co., Inc., Class A *	33,512	273,458
PetMed Express, Inc.	10,374	151,979
Polished.Com, Inc. *	39,276	24,795
Pool Corp.	16,717	6,431,699
Qurate Retail, Inc., Series A *	145,107	148,009
Rent the Runway, Inc., Class A *	22,080	40,848
Revolve Group, Inc. *	18,087	356,676
RH *	7,676	2,979,593
Ross Stores, Inc.	147,368	16,894,268
RumbleON, Inc., Class B *(a)	6,108	62,729
Sally Beauty Holdings, Inc. *	44,879	537,202
Shift Technologies, Inc. *(a)	6,078	12,156
Shoe Carnival, Inc.	7,662	203,886
Signet Jewelers Ltd.	19,313	1,554,503
Sleep Number Corp. *	9,204	254,859
Sonic Automotive, Inc., Class A	6,954	333,027
Sportsman's Warehouse Holdings, Inc. *	14,642	92,245
Stitch Fix, Inc., Class A *	35,867	183,280
The Aaron's Co., Inc.	12,845	203,208
The Buckle, Inc.	12,881	470,929
The Cato Corp., Class A	7,948	67,558
The Children's Place, Inc. *	5,140	161,602
The Container Store Group, Inc. *	14,357	52,547
The Gap, Inc.	90,677	933,973
The Home Depot, Inc.	435,298	145,319,884
The ODP Corp. *	14,773	736,877
The RealReal, Inc. *	43,796	120,001
The TJX Cos., Inc.	494,668	42,803,622
ThredUp, Inc., Class A *	31,702	111,591
Tile Shop Holdings, Inc. *	15,152	96,367
Tilly's, Inc., Class A *	9,759	84,611
Tractor Supply Co.	47,048	10,538,282
Ulta Beauty, Inc. *	21,431	9,532,509
Upbound Group, Inc.	21,551	746,311
Urban Outfitters, Inc. *	25,860	940,528
Valvoline, Inc.	59,821	2,271,403
Victoria's Secret & Co. *	34,060	697,889
Vroom, Inc. *	52,000	120,120
Warby Parker, Inc., Class A *	26,700	398,898
Wayfair, Inc., Class A *	35,343	2,752,159
Weyco Group, Inc.	3,125	85,313
Williams-Sonoma, Inc.	28,075	3,892,318
Winmark Corp.	1,169	424,885
Zumiez, Inc. *	6,961	131,284
		978,839,460

Consumer Durables & Apparel 1.2%
Acushnet Holdings Corp.	13,529	806,734
Allbirds, Inc., Class A *	39,597	59,395
SECURITY	NUMBER OF SHARES	VALUE ($)
American Outdoor Brands, Inc. *	6,310	59,945
AMMO, Inc. *	41,078	85,442
Aterian, Inc. *	39,259	19,284
Bassett Furniture Industries, Inc.	4,101	72,178
Beazer Homes USA, Inc. *	12,137	408,167
Brunswick Corp.	30,217	2,608,029
Capri Holdings Ltd. *	54,382	2,007,240
Carter's, Inc.	16,335	1,225,288
Cavco Industries, Inc. *	3,534	1,044,827
Century Communities, Inc.	12,516	966,486
Clarus Corp.	11,806	105,073
Columbia Sportswear Co.	15,285	1,201,554
Cricut, Inc., Class A (a)	21,338	253,069
Crocs, Inc. *	26,619	2,884,169
Crown Crafts, Inc.	5,621	28,217
Culp, Inc. *	2,586	14,740
D.R. Horton, Inc.	133,133	16,910,554
Deckers Outdoor Corp. *	11,311	6,149,678
Delta Apparel, Inc. *	1,907	15,790
Dream Finders Homes, Inc., Class A *	8,602	219,351
Escalade, Inc.	3,803	55,524
Ethan Allen Interiors, Inc.	10,573	332,732
Figs, Inc., Class A *	52,953	389,734
Flexsteel Industries, Inc.	2,656	51,978
Fossil Group, Inc. *	19,967	55,508
Funko, Inc., Class A *	14,201	115,880
Garmin Ltd.	65,721	6,959,197
G-III Apparel Group Ltd. *	17,626	365,034
GoPro, Inc., Class A *	54,737	223,874
Green Brick Partners, Inc. *	11,324	640,032
Hamilton Beach Brands Holding Co., Class A	3,706	36,504
Hanesbrands, Inc.	148,070	780,329
Hasbro, Inc.	56,075	3,620,202
Helen of Troy Ltd. *	10,307	1,456,379
Hooker Furnishings Corp.	5,571	111,810
Hovnanian Enterprises, Inc., Class A *	2,021	215,479
Installed Building Products, Inc.	10,180	1,506,844
iRobot Corp. *	11,608	464,320
JAKKS Pacific, Inc. *	2,200	45,848
Johnson Outdoors, Inc., Class A	2,681	158,501
KB Home	34,561	1,865,257
Kontoor Brands, Inc.	21,676	918,195
Lakeland Industries, Inc.	3,608	55,816
Landsea Homes Corp. *	6,542	64,570
Latham Group, Inc. *	20,641	81,326
La-Z-Boy, Inc.	19,021	596,689
Legacy Housing Corp. *	4,652	110,345
Leggett & Platt, Inc.	57,945	1,695,471
Lennar Corp., Class A	114,305	14,497,303
Levi Strauss & Co., Class A	43,160	650,421
LGI Homes, Inc. *	9,067	1,258,046
Lifetime Brands, Inc.	5,690	31,295
Live Ventures, Inc. *	537	14,284
Lululemon Athletica, Inc. *	49,667	18,800,450
M.D.C. Holdings, Inc.	25,745	1,320,204
M/I Homes, Inc. *	11,942	1,194,200
Malibu Boats, Inc., Class A *	8,904	533,795
Marine Products Corp.	5,165	82,847
MasterCraft Boat Holdings, Inc. *	7,841	240,327
Mattel, Inc. *	152,002	3,237,643
Meritage Homes Corp.	15,753	2,346,409
Mohawk Industries, Inc. *	22,924	2,437,738
Movado Group, Inc.	6,936	199,063
Newell Brands, Inc.	160,861	1,795,209
NIKE, Inc., Class B	529,709	58,474,577
NVR, Inc. *	1,312	8,274,049

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Oxford Industries, Inc.	6,214	670,180
Peloton Interactive, Inc., Class A *	145,342	1,411,271
PLBY Group, Inc. *(a)	26,704	51,539
Polaris, Inc.	23,112	3,139,534
PulteGroup, Inc.	95,516	8,060,595
Purple Innovation, Inc., Class A	27,507	85,822
PVH Corp.	26,860	2,407,730
Ralph Lauren Corp., Class A	18,211	2,391,651
Rocky Brands, Inc.	2,880	57,946
Skechers U.S.A., Inc., Class A *	57,348	3,187,402
Skyline Champion Corp. *	22,950	1,598,697
Smith & Wesson Brands, Inc.	20,549	261,589
Snap One Holdings Corp. *	8,443	82,235
Solo Brands, Inc., Class A *	14,864	87,103
Sonos, Inc. *	54,410	932,587
Steven Madden Ltd.	30,191	1,007,776
Sturm, Ruger & Co., Inc.	7,968	421,906
Superior Group of Cos., Inc.	5,398	50,903
Tapestry, Inc.	99,269	4,283,457
Taylor Morrison Home Corp., Class A *	46,849	2,268,429
Tempur Sealy International, Inc.	73,834	3,295,211
The Lovesac Co. *	6,938	203,145
Toll Brothers, Inc.	44,167	3,547,935
TopBuild Corp. *	13,603	3,726,270
Topgolf Callaway Brands Corp. *	60,859	1,215,354
Traeger, Inc. *(a)	23,917	106,670
Tri Pointe Homes, Inc. *	43,323	1,381,137
Under Armour, Inc., Class A *	80,754	650,877
Under Armour, Inc., Class C *	81,322	603,409
Unifi, Inc. *	5,875	46,471
United Homes Group, Inc. *	3,328	37,839
Universal Electronics, Inc. *	5,590	62,440
Vera Bradley, Inc. *	11,087	74,726
VF Corp.	142,246	2,817,893
Vista Outdoor, Inc. *	23,977	726,503
Vizio Holding Corp., Class A *	23,851	177,690
VOXX International Corp., Class A *	5,522	51,023
Whirlpool Corp.	23,591	3,403,238
Wolverine World Wide, Inc.	33,611	425,851
YETI Holdings, Inc. *	36,886	1,571,344
Yunhong CTI Ltd. *	20,213	37,394
		232,127,220

Consumer Services 2.4%
2U, Inc. *	34,892	166,784
Accel Entertainment, Inc., Class A *	23,774	271,024
ADT, Inc.	94,955	605,813
Adtalem Global Education, Inc. *	18,725	809,669
Airbnb, Inc., Class A *	177,062	26,947,066
Aramark	112,046	4,523,297
Bally's Corp. *	11,844	192,820
Biglari Holdings, Inc., Class B *	514	104,424
BJ's Restaurants, Inc. *	10,196	383,981
Bloomin' Brands, Inc.	36,977	993,572
Bluegreen Vacations Holding Corp., Class A	4,616	180,439
Booking Holdings, Inc. *	15,867	47,137,684
Bowlero Corp. *	15,311	185,722
Boyd Gaming Corp.	32,599	2,227,164
Bright Horizons Family Solutions, Inc. *	24,905	2,416,532
Brinker International, Inc. *	18,764	737,050
Caesars Entertainment, Inc. *	92,397	5,453,271
Canterbury Park Holding Corp.	1,452	33,120
Carnival Corp. *	431,194	8,123,695
Carriage Services, Inc., Class A	5,752	186,192
Carrols Restaurant Group, Inc. *	16,994	100,095
SECURITY	NUMBER OF SHARES	VALUE ($)
Century Casinos, Inc. *	13,792	109,646
Chegg, Inc. *	50,436	510,917
Chipotle Mexican Grill, Inc., Class A *	11,828	23,209,848
Choice Hotels International, Inc.	11,370	1,486,627
Churchill Downs, Inc.	28,599	3,313,194
Chuy's Holdings, Inc. *	8,171	339,832
Coursera, Inc. *	38,436	603,061
Cracker Barrel Old Country Store, Inc.	9,479	883,443
Darden Restaurants, Inc.	52,157	8,810,360
Dave & Buster's Entertainment, Inc. *	17,690	810,202
Denny's Corp. *	24,016	282,428
Dine Brands Global, Inc.	6,725	405,652
Domino’s Pizza, Inc.	15,212	6,035,209
DoorDash, Inc., Class A *	113,006	10,259,815
DraftKings, Inc., Class A *	197,976	6,291,677
Duolingo, Inc. *	12,089	1,876,092
Dutch Bros, Inc., Class A *(a)	12,528	388,493
El Pollo Loco Holdings, Inc.	9,086	96,766
European Wax Center, Inc., Class A *	14,659	283,945
Everi Holdings, Inc. *	38,486	571,132
Expedia Group, Inc. *	61,682	7,557,895
Fiesta Restaurant Group, Inc. *	9,485	73,035
First Watch Restaurant Group, Inc. *	4,397	81,960
Frontdoor, Inc. *	35,506	1,239,870
Full House Resorts, Inc. *	15,255	97,937
GAN Ltd. *	31,476	58,860
Global Business Travel Group I *	6,663	46,908
Golden Entertainment, Inc. *	9,398	397,911
Graham Holdings Co., Class B	1,610	944,668
Grand Canyon Education, Inc. *	13,052	1,416,795
H&R Block, Inc.	65,821	2,212,244
Hall of Fame Resort & Entertainment Co. *(a)	3,097	32,238
Hilton Grand Vacations, Inc. *	32,843	1,527,199
Hilton Worldwide Holdings, Inc.	113,708	17,680,457
Hyatt Hotels Corp., Class A	19,972	2,523,462
Inspirato, Inc. *	38,387	38,003
Inspired Entertainment, Inc. *	10,938	137,709
Jack in the Box, Inc.	8,973	892,006
Krispy Kreme, Inc.	28,002	431,231
Kura Sushi USA, Inc., Class A *	2,156	214,544
Las Vegas Sands Corp. *	140,965	8,431,117
Laureate Education, Inc.	58,971	756,008
Life Time Group Holdings, Inc. *	24,073	435,481
Light & Wonder, Inc. *	38,909	2,735,303
Lincoln Educational Services Corp. *	10,639	75,643
Lindblad Expeditions Holdings, Inc. *	13,166	155,622
Marriott International, Inc., Class A	110,812	22,362,970
Marriott Vacations Worldwide Corp.	15,685	2,015,679
McDonald’s Corp.	313,741	91,988,861
Membership Collective Group, Inc. *	16,810	100,356
MGM Resorts International	130,668	6,634,014
Mister Car Wash, Inc. *	34,014	337,759
Monarch Casino & Resort, Inc.	5,776	400,392
Nathan's Famous, Inc.	1,235	98,924
Nerdy, Inc. *	26,826	132,520
Noodles & Co., Class A *	16,309	59,528
Norwegian Cruise Line Holdings Ltd. *	182,199	4,021,132
OneSpaWorld Holdings Ltd. *	25,869	332,287
Papa John's International, Inc.	12,871	1,064,432
Penn Entertainment, Inc. *	66,091	1,737,532
Perdoceo Education Corp. *	27,649	369,114
Planet Fitness, Inc., Class A *	36,462	2,462,643
Playa Hotels & Resorts N.V. *	52,884	431,533
PlayAGS, Inc. *	10,629	70,364
Portillo's, Inc., Class A *	18,362	423,244
Potbelly Corp. *	11,690	111,640

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RCI Hospitality Holdings, Inc.	3,668	255,843
Red Robin Gourmet Burgers, Inc. *	6,715	97,703
Red Rock Resorts, Inc., Class A	21,179	1,027,181
Regis Corp. *	32,822	43,325
Rover Group, Inc., Class A *	43,669	239,306
Royal Caribbean Cruises Ltd. *	95,028	10,368,505
Rush Street Interactive, Inc. *	31,726	121,511
Sabre Corp. *	140,098	574,402
Sadot Group, Inc. *	27,734	30,507
SeaWorld Entertainment, Inc. *	16,942	938,079
Service Corp. International	64,932	4,327,718
Shake Shack, Inc., Class A *	15,960	1,239,454
Six Flags Entertainment Corp. *	32,321	772,472
Sonder Holdings, Inc. *	52,572	31,017
Starbucks Corp.	491,802	49,952,329
Strategic Education, Inc.	9,508	714,051
Stride, Inc. *	17,428	665,924
Sweetgreen, Inc., Class A *	30,982	466,899
Target Hospitality Corp. *	10,745	137,214
Texas Roadhouse, Inc., Class A	28,741	3,206,059
The Beachbody Co., Inc. *	60,569	27,862
The Cheesecake Factory, Inc.	20,167	741,742
The ONE Group Hospitality, Inc. *	12,060	88,882
The Wendy's Co.	72,394	1,555,747
Travel & Leisure Co.	32,601	1,327,839
Udemy, Inc. *	30,519	360,429
Universal Technical Institute, Inc. *	13,710	99,809
Vail Resorts, Inc.	17,304	4,074,919
Wingstop, Inc.	12,885	2,172,153
WW International, Inc. *	27,624	321,820
Wyndham Hotels & Resorts, Inc.	36,885	2,874,079
Wynn Resorts Ltd.	44,373	4,835,770
Xponential Fitness, Inc., Class A *	9,583	202,393
Yum! Brands, Inc.	119,709	16,480,338
		464,070,064

Consumer Staples Distribution & Retail 1.7%
Albertsons Cos., Inc., Class A	85,776	1,863,912
BJ's Wholesale Club Holdings, Inc. *	57,774	3,830,994
Casey's General Stores, Inc.	16,010	4,045,086
Costco Wholesale Corp.	190,432	106,769,509
Dollar General Corp.	93,937	15,862,202
Dollar Tree, Inc. *	89,242	13,772,718
Grocery Outlet Holding Corp. *	38,855	1,299,700
HF Foods Group, Inc. *	16,494	86,264
Ingles Markets, Inc., Class A	6,246	529,661
MedAvail Holdings, Inc. *	11,882	3,565
Natural Grocers by Vitamin Cottage, Inc.	4,452	55,427
Performance Food Group Co. *	66,943	4,000,514
PriceSmart, Inc.	10,701	831,789
Rite Aid Corp. *(a)	29,115	47,166
SpartanNash Co.	15,368	344,858
Sprouts Farmers Market, Inc. *	44,197	1,734,732
Sysco Corp.	218,131	16,645,577
Target Corp.	198,151	27,041,667
The Andersons, Inc.	13,831	675,229
The Chefs' Warehouse, Inc. *	14,908	541,757
The Kroger Co.	281,466	13,690,506
U.S. Foods Holding Corp. *	96,957	4,142,973
United Natural Foods, Inc. *	25,620	532,896
Village Super Market, Inc., Class A	2,371	55,197
Walgreens Boots Alliance, Inc.	307,736	9,222,848
Walmart, Inc.	602,748	96,355,295
Weis Markets, Inc.	7,027	466,171
		324,448,213

SECURITY	NUMBER OF SHARES	VALUE ($)
Energy 4.3%
Adams Resources & Energy, Inc.	794	27,496
Aemetis, Inc. *	14,199	104,789
American Resources Corp. *(a)	38,760	74,419
Amplify Energy Corp. *	16,372	120,170
Antero Midstream Corp.	143,531	1,713,760
Antero Resources Corp. *	117,983	3,156,045
APA Corp.	134,006	5,425,903
Arch Resources, Inc.	7,976	1,024,437
Archrock, Inc.	57,597	671,581
Atlas Energy Solutions, Inc., Class A	7,382	145,794
Baker Hughes Co., Class A	434,450	15,548,965
Berry Corp.	27,783	216,707
Bristow Group, Inc. *	9,727	299,300
Cactus, Inc., Class A	27,202	1,381,318
California Resources Corp.	30,132	1,607,542
Callon Petroleum Co. *	22,468	843,898
Centrus Energy Corp., Class A *	5,939	223,306
ChampionX Corp.	85,479	3,043,052
Cheniere Energy, Inc.	104,541	16,921,006
Chesapeake Energy Corp.	45,846	3,866,652
Chevron Corp.	749,027	122,585,759
Chord Energy Corp.	17,735	2,781,557
Civitas Resources, Inc.	20,973	1,570,039
Clean Energy Fuels Corp. *	78,451	386,763
CNX Resources Corp. *	70,699	1,442,260
Comstock Resources, Inc.	38,848	495,312
Comstock, Inc. *	59,927	34,913
ConocoPhillips	519,552	61,161,661
CONSOL Energy, Inc.	13,692	1,020,328
Core Laboratories, Inc.	20,776	539,968
Coterra Energy, Inc.	321,490	8,853,835
Crescent Energy Co., Class A	16,190	192,175
CVR Energy, Inc.	11,947	438,933
Delek US Holdings, Inc.	29,062	801,821
Denbury, Inc. *	21,581	1,897,186
Devon Energy Corp.	276,614	14,937,156
Diamond Offshore Drilling, Inc. *	43,981	696,219
Diamondback Energy, Inc.	77,697	11,446,322
DMC Global, Inc. *	8,614	162,460
Dorian LPG Ltd.	14,057	418,055
Dril-Quip, Inc. *	14,876	385,140
DTE Midstream LLC *	41,697	2,231,623
Earthstone Energy, Inc., Class A *	15,789	252,308
Empire Petroleum Corp. *	3,665	32,985
EOG Resources, Inc.	250,793	33,237,596
Epsilon Energy Ltd.	5,425	32,767
EQT Corp.	154,957	6,536,086
Equitrans Midstream Corp.	186,653	1,935,592
Evolution Petroleum Corp.	15,426	144,079
Excelerate Energy, Inc., Class A	7,154	151,808
Expro Group Holdings N.V. *	29,238	648,791
Exxon Mobil Corp.	1,735,811	186,148,372
Forum Energy Technologies, Inc. *	4,222	114,881
Geospace Technologies Corp. *	3,725	29,837
Gevo, Inc. *(a)	101,823	175,136
Granite Ridge Resources, Inc.	7,482	54,544
Green Plains, Inc. *	25,362	900,605
Gulf Island Fabrication, Inc. *	6,007	20,364
Gulfport Energy Corp. *	4,553	466,455
Hallador Energy Co. *	10,747	99,087
Halliburton Co.	387,622	15,148,268
Helix Energy Solutions Group, Inc. *	60,683	582,557
Helmerich & Payne, Inc.	44,341	1,985,147
Hess Corp.	119,561	18,140,990
HF Sinclair Corp.	55,164	2,873,493
HighPeak Energy, Inc. (a)	5,507	83,431
Houston American Energy Corp. *	4,107	9,692

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Independence Contract Drilling, Inc. *(a)	7,301	23,071
International Seaways, Inc.	17,758	761,641
Kinder Morgan, Inc.	847,866	15,015,707
Kinetik Holdings, Inc., Class A	10,337	372,132
KLX Energy Services Holdings, Inc. *(a)	8,329	97,699
Kosmos Energy Ltd. *	198,763	1,411,217
Liberty Energy, Inc., Class A	64,955	1,069,809
Lightbridge Corp. *	5,562	36,932
Magnolia Oil & Gas Corp., Class A	72,797	1,612,454
Mammoth Energy Services, Inc. *	10,739	52,514
Marathon Oil Corp.	263,871	6,931,891
Marathon Petroleum Corp.	182,251	24,243,028
Matador Resources Co.	48,551	2,700,892
Murphy Oil Corp.	62,708	2,713,375
Nabors Industries Ltd. *	3,829	469,014
NACCO Industries, Inc., Class A	1,966	72,722
Natural Gas Services Group, Inc. *	4,213	43,352
New Fortress Energy, Inc.	20,475	584,561
Newpark Resources, Inc. *	32,811	181,117
NextDecade Corp. *	29,505	164,343
NexTier Oilfield Solutions, Inc. *	63,519	757,146
Nine Energy Service, Inc. *	5,821	29,280
Noble Corp. plc	44,513	2,326,694
Northern Oil and Gas, Inc.	34,517	1,358,934
NOV, Inc.	169,189	3,397,315
Occidental Petroleum Corp.	307,471	19,410,644
Oceaneering International, Inc. *	43,414	974,644
Oil States International, Inc. *	29,052	233,578
ONEOK, Inc.	193,090	12,944,754
OPAL Fuels, Inc., Class A *	5,715	44,520
Overseas Shipholding Group, Inc., Class A *	30,088	123,060
Ovintiv, Inc.	104,626	4,822,212
Par Pacific Holdings, Inc. *	23,654	744,628
Patterson-UTI Energy, Inc.	88,384	1,400,003
PBF Energy, Inc., Class A	46,863	2,223,181
PDC Energy, Inc.	37,386	2,837,224
Peabody Energy Corp.	49,804	1,117,602
Permian Resources Corp., Class A	102,917	1,203,100
Phillips 66	197,209	21,998,664
PHX Minerals, Inc.	18,580	60,013
Pioneer Natural Resources Co.	100,631	22,709,398
PrimeEnergy Resources Corp. *	362	34,810
Profire Energy, Inc. *	27,669	38,737
ProFrac Holding Corp., Class A *	13,542	174,286
ProPetro Holding Corp. *	39,887	416,420
Range Resources Corp.	103,282	3,246,153
Ranger Energy Services, Inc. *	5,075	53,287
REX American Resources Corp. *	6,150	227,673
Riley Exploration Permian, Inc.	1,796	67,260
Ring Energy, Inc. *	59,204	143,274
RPC, Inc.	36,343	302,374
SandRidge Energy, Inc.	12,685	216,660
Schlumberger Ltd.	613,491	35,791,065
SEACOR Marine Holdings, Inc. *	10,252	117,795
Select Water Solutions, Inc.	33,094	278,321
SilverBow Resources, Inc. *	5,751	205,943
Sitio Royalties Corp., Class A	35,149	960,974
SM Energy Co.	52,363	1,900,253
Smart Sand, Inc. *	17,439	31,913
Solaris Oilfield Infrastructure, Inc., Class A	15,678	171,361
Southwestern Energy Co. *	469,486	3,042,269
Talos Energy, Inc. *	46,507	744,112
Targa Resources Corp.	98,293	8,059,043
TechnipFMC plc *	188,787	3,462,354
Tellurian, Inc. *(a)	208,748	359,047
SECURITY	NUMBER OF SHARES	VALUE ($)
TETRA Technologies, Inc. *	48,733	218,811
Texas Pacific Land Corp.	2,647	3,987,176
The Williams Cos., Inc.	524,916	18,083,356
Tidewater, Inc. *	22,052	1,391,702
Transocean Ltd. *	302,802	2,664,658
Uranium Energy Corp. *	167,322	602,359
US Silica Holdings, Inc. *	33,313	433,402
VAALCO Energy, Inc.	43,433	193,277
Valaris Ltd. *	25,693	1,973,222
Valero Energy Corp.	154,625	19,932,709
Vertex Energy, Inc. *	25,874	136,356
Vital Energy, Inc. *	7,911	417,543
Vitesse Energy, Inc.	10,573	266,334
W&T Offshore, Inc. *	41,992	183,925
Weatherford International plc *	28,008	2,327,465
World Kinect Corp.	27,459	618,926
		833,451,166

Equity Real Estate Investment Trusts (REITs) 2.7%
Acadia Realty Trust	40,417	634,951
Agree Realty Corp.	40,181	2,602,925
Alexander & Baldwin, Inc.	30,000	576,000
Alexander's, Inc.	964	186,409
Alexandria Real Estate Equities, Inc.	68,400	8,596,512
Alpine Income Property Trust, Inc.	4,623	78,545
American Assets Trust, Inc.	21,772	489,870
American Homes 4 Rent, Class A	136,878	5,130,187
American Tower Corp.	200,459	38,149,352
Americold Realty Trust, Inc.	116,516	3,777,449
Apartment Income REIT Corp.	63,306	2,186,589
Apartment Investment & Management Co., Class A	64,227	535,011
Apple Hospitality REIT, Inc.	90,111	1,396,721
Armada Hoffler Properties, Inc.	28,123	349,288
Ashford Hospitality Trust, Inc. *	12,463	49,852
AvalonBay Communities, Inc.	61,370	11,577,450
Bluerock Homes Trust, Inc. *	1,536	24,899
Boston Properties, Inc.	61,391	4,090,482
Braemar Hotels & Resorts, Inc.	24,766	91,634
Brandywine Realty Trust	80,539	406,722
Brixmor Property Group, Inc.	129,065	2,934,938
Broadstone Net Lease, Inc.	80,962	1,319,681
BRT Apartments Corp.	5,530	107,669
Camden Property Trust	46,606	5,084,249
CareTrust REIT, Inc.	42,114	875,550
CBL & Associates Properties, Inc. (a)	10,443	227,344
Centerspace	6,268	389,431
Chatham Lodging Trust	21,672	208,051
City Office REIT, Inc.	16,407	89,746
Clipper Realty, Inc.	5,283	33,811
Community Healthcare Trust, Inc.	10,035	353,633
Corporate Office Properties Trust	47,650	1,238,900
Cousins Properties, Inc.	66,079	1,614,310
Creative Media & Community Trust Corp.	3,238	14,798
Crown Castle, Inc.	186,772	20,225,540
CTO Realty Growth, Inc.	7,821	136,868
CubeSmart	96,770	4,195,947
DiamondRock Hospitality Co.	88,294	750,499
Digital Realty Trust, Inc.	125,036	15,581,986
Diversified Healthcare Trust	100,000	209,000
Douglas Emmett, Inc.	73,469	1,079,994
Easterly Government Properties, Inc., Class A	42,425	626,193
EastGroup Properties, Inc.	18,983	3,363,408
Elme Communities	40,011	650,179
Empire State Realty Trust, Inc., Class A	58,131	520,272

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
EPR Properties	32,596	1,455,085
Equinix, Inc.	40,216	32,571,743
Equity Commonwealth	45,821	897,633
Equity LifeStyle Properties, Inc.	75,137	5,348,252
Equity Residential	146,295	9,646,692
Essential Properties Realty Trust, Inc.	64,132	1,574,441
Essex Property Trust, Inc.	27,548	6,709,315
Extra Space Storage, Inc.	91,174	12,725,200
Farmland Partners, Inc.	21,207	243,668
Federal Realty Investment Trust	31,529	3,200,824
First Industrial Realty Trust, Inc.	56,614	2,926,944
Four Corners Property Trust, Inc.	38,002	999,453
Franklin Street Properties Corp., Class C	36,290	60,967
Gaming & Leisure Properties, Inc.	113,094	5,367,441
Getty Realty Corp.	19,661	635,444
Gladstone Commercial Corp.	16,360	217,588
Gladstone Land Corp.	14,746	246,848
Global Medical REIT, Inc.	26,096	258,350
Global Net Lease, Inc.	44,986	480,900
Global Self Storage, Inc.	1,987	10,114
Healthcare Realty Trust, Inc., Class A	163,781	3,198,643
Healthpeak Properties, Inc.	234,627	5,121,907
Hersha Hospitality Trust, Class A	15,131	94,720
Highwoods Properties, Inc.	45,436	1,148,168
Host Hotels & Resorts, Inc.	307,528	5,658,515
Hudson Pacific Properties, Inc.	56,547	331,931
Independence Realty Trust, Inc.	96,227	1,639,708
Innovative Industrial Properties, Inc.	11,890	942,045
InvenTrust Properties Corp.	29,223	711,288
Invitation Homes, Inc.	249,138	8,844,399
Iron Mountain, Inc.	125,015	7,675,921
JBG SMITH Properties	40,899	684,240
Kilroy Realty Corp.	45,921	1,639,380
Kimco Realty Corp.	265,434	5,377,693
Kite Realty Group Trust	94,845	2,170,054
Lamar Advertising Co., Class A	37,381	3,689,505
LTC Properties, Inc.	17,442	585,354
LXP Industrial Trust	127,057	1,279,464
Medical Properties Trust, Inc.	257,579	2,598,972
Mid-America Apartment Communities, Inc.	50,062	7,492,279
Modiv, Inc., Class C	3,196	42,251
National Health Investors, Inc.	18,522	1,017,043
National Storage Affiliates Trust	35,246	1,190,962
NETSTREIT Corp.	27,995	500,831
New Century Financial Corp. *(b)	3,600	0
NexPoint Diversified Real Estate Trust	15,099	176,507
NexPoint Residential Trust, Inc.	9,644	400,805
NNN REIT, Inc.	78,944	3,369,330
Office Properties Income Trust	20,035	154,270
Omega Healthcare Investors, Inc.	100,490	3,205,631
One Liberty Properties, Inc.	6,163	125,910
Orion Office REIT, Inc.	24,022	156,143
Outfront Media, Inc.	61,918	957,252
Paramount Group, Inc.	73,678	386,073
Park Hotels & Resorts, Inc.	92,416	1,259,630
Peakstone Realty Trust (a)	15,426	390,895
Pebblebrook Hotel Trust	53,690	829,511
Phillips Edison & Co., Inc.	50,485	1,782,625
Physicians Realty Trust	104,342	1,538,001
Piedmont Office Realty Trust, Inc., Class A	53,125	395,250
Plymouth Industrial REIT, Inc.	16,461	374,817
Postal Realty Trust, Inc., Class A	7,337	110,569
PotlatchDeltic Corp.	34,042	1,825,672
Presidio Property Trust, Inc., Class A	8,865	7,615
Prologis, Inc.	396,521	49,465,995
SECURITY	NUMBER OF SHARES	VALUE ($)
Public Storage	67,989	19,155,901
Rayonier, Inc.	63,562	2,105,173
Realty Income Corp.	289,819	17,670,264
Regency Centers Corp.	66,034	4,327,208
Retail Opportunity Investments Corp.	53,563	788,983
Rexford Industrial Realty, Inc.	86,189	4,748,152
RLJ Lodging Trust	69,831	719,259
RPT Realty	37,081	403,070
Ryman Hospitality Properties, Inc.	25,409	2,421,224
Sabra Health Care REIT, Inc.	97,971	1,272,643
Safehold, Inc.	16,147	399,315
Saul Centers, Inc.	5,768	222,356
SBA Communications Corp., Class A	46,810	10,249,049
Service Properties Trust	70,215	596,125
Simon Property Group, Inc.	140,612	17,520,255
SITE Centers Corp.	76,787	1,078,857
SL Green Realty Corp. (a)	28,543	1,076,357
Spirit Realty Capital, Inc.	60,461	2,438,392
STAG Industrial, Inc.	77,133	2,799,928
Star Holdings *	6,000	93,540
Summit Hotel Properties, Inc.	47,221	304,103
Sun Communities, Inc.	53,385	6,956,066
Sunstone Hotel Investors, Inc.	90,577	922,980
Tanger Factory Outlet Centers, Inc.	44,779	1,048,276
Terreno Realty Corp.	31,569	1,873,304
The Macerich Co.	90,884	1,158,771
The Necessity Retail REIT, Inc.	59,439	422,017
UDR, Inc.	134,099	5,481,967
UMH Properties, Inc.	25,601	426,257
Uniti Group, Inc.	99,003	552,437
Universal Health Realty Income Trust	5,432	259,269
Urban Edge Properties	49,559	842,999
Urstadt Biddle Properties, Inc., Class A	13,664	309,900
Ventas, Inc.	171,604	8,326,226
Veris Residential, Inc. *	34,121	637,380
VICI Properties, Inc., Class A	431,877	13,595,488
Vornado Realty Trust	71,356	1,604,083
Welltower, Inc.	214,031	17,582,647
Weyerhaeuser Co.	314,699	10,718,648
Whitestone REIT	20,066	207,081
WP Carey, Inc.	91,752	6,196,013
Xenia Hotels & Resorts, Inc.	45,844	582,219
		528,981,703

Financial Services 7.6%
Acacia Research Corp. *	29,703	118,515
ACRES Commercial Realty Corp. *	3,144	27,762
AFC Gamma, Inc. (a)	8,444	116,696
Affiliated Managers Group, Inc.	15,303	2,121,608
Affirm Holdings, Inc. *	92,102	1,785,858
AG Mortgage Investment Trust, Inc.	10,503	69,320
AGNC Investment Corp.	254,767	2,596,076
Alerus Financial Corp.	8,490	167,932
Ally Financial, Inc.	128,992	3,939,416
AlTi Global, Inc. *(a)	9,783	76,503
A-Mark Precious Metals, Inc.	5,788	236,093
American Express Co.	255,629	43,170,626
Ameriprise Financial, Inc.	44,896	15,644,011
Angel Oak Mortgage, Inc. (a)	9,942	94,250
Annaly Capital Management, Inc.	211,088	4,240,758
Apollo Commercial Real Estate Finance, Inc.	52,570	620,326
Apollo Global Management, Inc.	185,520	15,158,839
Arbor Realty Trust, Inc. (a)	77,302	1,307,177
Ares Commercial Real Estate Corp.	22,535	240,223
Ares Management Corp., Class A	68,855	6,831,793

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Arlington Asset Investment Corp., Class A *	17,051	78,605
ARMOUR Residential REIT, Inc.	86,480	441,913
Artisan Partners Asset Management, Inc., Class A	28,952	1,201,219
Assetmark Financial Holdings, Inc. *	9,288	277,711
Associated Capital Group, Inc., Class A	1,818	67,357
Atlanticus Holdings Corp. *	2,144	87,261
Avantax, Inc. *	16,880	436,854
AvidXchange Holdings, Inc. *	59,353	736,571
B. Riley Financial, Inc. (a)	6,796	377,382
Bakkt Holdings, Inc. *	25,312	41,765
Berkshire Hathaway, Inc., Class B *	765,960	269,587,282
BGC Group, Inc., Class A	147,102	700,206
BlackRock, Inc.	64,372	47,561,252
Blackstone Mortgage Trust, Inc., Class A	73,656	1,693,351
Blackstone, Inc.	303,286	31,781,340
Block, Inc. *	233,657	18,816,398
Blue Owl Capital, Inc., Class A	154,428	1,902,553
BM Technologies, Inc. *	10,210	30,732
Bread Financial Holdings, Inc.	21,541	895,459
Bridge Investment Group Holdings, Inc., Class A	13,376	167,334
Brightsphere Investment Group, Inc.	14,000	297,920
BrightSpire Capital, Inc., Class A	52,714	387,975
Cannae Holdings, Inc. *	31,447	640,890
Cantaloupe, Inc. *	26,721	206,019
Capital One Financial Corp.	163,911	19,180,865
Cass Information Systems, Inc.	5,702	216,391
Cboe Global Markets, Inc.	44,922	6,274,705
Cherry Hill Mortgage Investment Corp. (a)	15,001	65,254
Chicago Atlantic Real Estate Finance, Inc.	2,813	42,870
Chimera Investment Corp.	98,492	618,530
Claros Mortgage Trust, Inc.	50,991	628,209
CME Group, Inc.	154,155	30,670,679
Cohen & Steers, Inc.	10,667	685,995
Coinbase Global, Inc., Class A *	71,355	7,036,317
Consumer Portfolio Services, Inc. *	5,099	65,318
Corebridge Financial, Inc.	64,114	1,199,573
Credit Acceptance Corp. *	2,600	1,447,160
Diamond Hill Investment Group, Inc.	1,364	247,580
Discover Financial Services	109,626	11,571,024
Donnelley Financial Solutions, Inc. *	11,044	522,381
Dynex Capital, Inc.	22,582	294,695
Ellington Financial, Inc.	27,679	374,220
Ellington Residential Mortgage REIT	6,980	50,814
Enact Holdings, Inc.	11,655	317,016
Encore Capital Group, Inc. *	9,929	531,202
Enova International, Inc. *	13,316	733,578
Equitable Holdings, Inc.	141,510	4,059,922
Essent Group Ltd.	45,439	2,253,774
Euronet Worldwide, Inc. *	20,230	1,777,610
Evercore, Inc., Class A	15,127	2,043,053
EVERTEC, Inc.	27,273	1,072,647
EZCORP, Inc., Class A *	25,151	227,868
FactSet Research Systems, Inc.	16,463	7,162,064
Federal Agricultural Mortgage Corp., Class C	4,048	650,716
Federated Hermes, Inc.	35,595	1,204,179
Fidelity National Information Services, Inc.	254,866	15,388,809
Finance Of America Cos., Inc., Class A *	18,960	37,730
FirstCash Holdings, Inc.	15,825	1,507,806
SECURITY	NUMBER OF SHARES	VALUE ($)
Fiserv, Inc. *	264,949	33,439,213
FleetCor Technologies, Inc. *	32,034	7,973,583
Flywire Corp. *	28,069	958,276
Focus Financial Partners, Inc., Class A *	25,157	1,316,466
Forge Global Holdings, Inc. *	45,163	131,424
Franklin BSP Realty Trust, Inc.	34,676	495,867
Franklin Resources, Inc.	123,813	3,620,292
GCM Grosvenor, Inc., Class A	19,770	155,195
Global Payments, Inc.	112,737	12,429,254
Granite Point Mortgage Trust, Inc.	23,489	134,592
Great Ajax Corp.	9,397	64,839
Green Dot Corp., Class A *	20,026	391,508
Greenhill & Co., Inc.	6,539	96,123
Guild Holdings Co., Class A *	4,604	55,248
Hamilton Lane, Inc., Class A	15,773	1,394,806
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	45,054	1,176,360
Heritage Global, Inc. *	16,791	63,974
Houlihan Lokey, Inc., Class A	21,516	2,148,373
I3 Verticals, Inc., Class A *	10,325	258,228
Interactive Brokers Group, Inc., Class A	44,163	3,856,755
Intercontinental Exchange, Inc.	240,790	27,642,692
International Money Express, Inc. *	13,887	336,482
Invesco Ltd.	196,146	3,295,253
Invesco Mortgage Capital, Inc.	18,784	225,596
Jack Henry & Associates, Inc.	31,368	5,256,336
Jackson Financial, Inc., Class A	24,618	812,886
Janus Henderson Group plc	56,434	1,656,338
Jefferies Financial Group, Inc.	79,987	2,942,722
Katapult Holdings, Inc. *	2,511	44,489
KKR & Co., Inc.	248,808	14,774,219
KKR Real Estate Finance Trust, Inc.	24,272	302,429
Ladder Capital Corp. REIT, Class A	45,751	502,804
Lazard Ltd., Class A	48,303	1,695,435
LendingClub Corp. *	46,098	386,762
loanDepot, Inc., Class A *	36,984	86,912
LPL Financial Holdings, Inc.	33,364	7,652,367
Lument Finance Trust, Inc.	24,035	52,156
Manhattan Bridge Capital, Inc. *	7,727	38,171
MarketAxess Holdings, Inc.	16,313	4,391,786
MarketWise, Inc.	11,705	22,474
Marqeta, Inc., Class A *	185,915	1,037,406
Mastercard, Inc., Class A	359,692	141,819,362
Medallion Financial Corp.	6,557	65,308
Merchants Bancorp	10,145	320,683
MFA Financial, Inc.	38,698	435,739
MGIC Investment Corp.	122,000	2,042,280
Moelis & Co., Class A	28,769	1,404,790
Moody's Corp.	67,795	23,914,686
Morgan Stanley	559,524	51,230,017
Morningstar, Inc.	10,717	2,470,054
Mr Cooper Group, Inc. *	29,229	1,694,405
MSCI, Inc., Class A	34,468	18,891,221
Nasdaq, Inc.	146,423	7,392,897
Navient Corp.	42,815	815,198
Nelnet, Inc., Class A	7,716	761,415
NerdWallet, Inc., Class A *	14,084	157,882
New York Mortgage Trust, Inc.	40,532	411,400
NewtekOne, Inc.	11,192	199,218
Nexpoint Real Estate Finance, Inc.	5,703	97,578
Nicholas Financial, Inc. *	6,032	29,557
NMI Holdings, Inc., Class A *	36,089	963,937
Northern Trust Corp.	89,587	7,177,710
Ocwen Financial Corp. *	3,090	104,318
OneMain Holdings, Inc.	51,828	2,357,137
Open Lending Corp., Class A *	44,911	507,045
Oportun Financial Corp. *	13,044	80,221

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Oppenheimer Holdings, Inc., Class A	3,500	133,385
OppFi, Inc. *(a)	7,166	14,905
Orchid Island Capital, Inc. (a)	18,141	189,029
P10, Inc., Class A	18,945	224,498
Paymentus Holdings, Inc., Class A *	8,752	98,810
Payoneer Global, Inc. *	90,535	481,646
PayPal Holdings, Inc. *	479,087	36,324,376
Paysign, Inc. *	9,553	18,342
PennyMac Financial Services, Inc.	12,693	954,894
PennyMac Mortgage Investment Trust	37,798	483,058
Perella Weinberg Partners, Class A	19,698	194,616
Piper Sandler Cos.	6,420	939,631
PJT Partners, Inc., Class A	10,526	834,817
PRA Group, Inc. *	16,584	395,694
Priority Technology Holdings, Inc. *	9,469	42,611
PROG Holdings, Inc. *	19,924	808,516
Radian Group, Inc.	67,423	1,815,701
Raymond James Financial, Inc.	81,951	9,020,347
Ready Capital Corp.	69,762	807,146
Redwood Trust, Inc.	63,211	475,979
Regional Management Corp.	3,411	110,823
Remitly Global, Inc. *	44,053	849,342
Repay Holdings Corp., Class A *	32,506	271,425
Rithm Capital Corp.	204,769	2,064,072
Robinhood Markets, Inc., Class A *	223,823	2,878,364
Rocket Cos., Inc., Class A *(a)	53,100	580,383
Ryvyl, Inc. *	10,419	15,420
S&P Global, Inc.	141,002	55,626,699
Sachem Capital Corp.	16,351	64,096
Safeguard Scientifics, Inc. *	12,218	18,816
Sculptor Capital Management, Inc., Class A	7,668	83,965
Security National Financial Corp., Class A *	7,050	60,207
SEI Investments Co.	43,948	2,768,285
Seven Hills Realty Trust	5,666	57,737
Shift4 Payments, Inc., Class A *	24,581	1,695,843
Silvercrest Asset Management Group, Inc., Class A	3,213	66,959
SLM Corp.	104,756	1,694,952
SoFi Technologies, Inc. *	356,250	4,079,063
Starwood Property Trust, Inc.	132,523	2,748,527
State Street Corp.	144,280	10,451,643
StepStone Group, Inc., Class A	20,845	585,119
Stifel Financial Corp.	45,549	2,894,183
StoneX Group, Inc. *	7,479	688,143
SWK Holdings Corp. *	1,451	23,419
Synchrony Financial	185,087	6,392,905
T. Rowe Price Group, Inc.	97,031	11,960,041
TFS Financial Corp.	19,389	281,334
The Bank of New York Mellon Corp.	309,475	14,037,786
The Carlyle Group, Inc.	93,095	3,318,837
The Charles Schwab Corp. (c)	633,737	41,890,016
The Goldman Sachs Group, Inc.	142,751	50,800,798
The Western Union Co.	164,344	2,001,710
Toast, Inc., Class A *	144,679	3,193,066
TPG RE Finance Trust, Inc.	24,952	194,626
TPG, Inc.	22,889	673,623
Tradeweb Markets, Inc., Class A	49,428	4,042,716
Two Harbors Investment Corp.	42,715	572,808
U.S. Global Investors, Inc., Class A	6,234	19,886
Upstart Holdings, Inc. *(a)	30,973	2,127,535
Usio, Inc. *	17,787	31,305
UWM Holdings Corp. (a)	43,383	284,592
Velocity Financial, Inc. *	8,532	105,626
Victory Capital Holdings, Inc., Class A	11,391	377,726
Virtu Financial, Inc., Class A	37,719	700,065
Virtus Investment Partners, Inc.	2,899	596,411
SECURITY	NUMBER OF SHARES	VALUE ($)
Visa, Inc., Class A	695,681	165,384,244
Voya Financial, Inc.	42,007	3,119,440
Walker & Dunlop, Inc.	13,123	1,193,931
Waterstone Financial, Inc.	8,861	123,611
Western Asset Mortgage Capital Corp.	2,307	22,793
Westwood Holdings Group, Inc.	2,653	31,040
WEX, Inc. *	18,367	3,477,791
WisdomTree, Inc.	51,234	356,589
World Acceptance Corp. *	1,349	212,994
		1,467,961,165

Food, Beverage & Tobacco 3.0%
22nd Century Group, Inc. *(a)	6,829	23,765
Alico, Inc.	2,213	57,317
Altria Group, Inc.	768,579	34,908,858
Archer-Daniels-Midland Co.	233,486	19,836,971
B&G Foods, Inc. (a)	31,414	416,550
Benson Hill, Inc. *	52,088	72,402
Beyond Meat, Inc. *(a)	25,353	436,072
Brookfield Realty Capital Corp., Class A *(a)	18,823	86,209
Brown-Forman Corp., Class A	23,927	1,720,591
Brown-Forman Corp., Class B	78,424	5,536,734
Bunge Ltd.	64,689	7,029,754
Calavo Growers, Inc.	7,291	275,089
Cal-Maine Foods, Inc.	16,707	771,696
Campbell Soup Co.	86,759	3,975,297
Celsius Holdings, Inc. *	17,570	2,542,379
Coca-Cola Consolidated, Inc.	1,977	1,252,252
Conagra Brands, Inc.	205,018	6,726,641
Constellation Brands, Inc., Class A	69,302	18,905,586
Darling Ingredients, Inc. *	68,469	4,741,478
Farmer Brothers Co. *	11,781	35,343
Flowers Foods, Inc.	82,246	2,032,299
Fresh Del Monte Produce, Inc.	13,508	359,043
Freshpet, Inc. *	20,776	1,527,867
General Mills, Inc.	252,968	18,906,828
Hormel Foods Corp.	124,886	5,105,340
Hostess Brands, Inc., Class A *	57,228	1,375,761
Ingredion, Inc.	28,245	3,142,539
J&J Snack Foods Corp.	6,454	1,034,705
John B. Sanfilippo & Son, Inc.	3,955	430,739
Kellogg Co.	110,261	7,375,358
Keurig Dr Pepper, Inc.	363,595	12,365,866
Lamb Weston Holdings, Inc.	62,379	6,464,336
Lancaster Colony Corp.	8,392	1,616,551
Lifecore Biomedical, Inc. *	10,427	109,066
Limoneira Co.	7,226	112,147
MamaMancini's Holdings, Inc. *	7,154	26,541
McCormick & Co., Inc. - Non Voting Shares	107,584	9,626,616
MGP Ingredients, Inc.	6,516	742,889
Mission Produce, Inc. *	18,304	212,692
Molson Coors Beverage Co., Class B	80,657	5,627,439
Mondelez International, Inc., Class A	583,799	43,277,020
Monster Beverage Corp. *	327,636	18,835,794
National Beverage Corp. *	9,990	527,971
PepsiCo, Inc.	591,332	110,851,097
Philip Morris International, Inc.	666,854	66,498,681
Pilgrim's Pride Corp. *	19,693	487,796
Post Holdings, Inc. *	22,833	1,947,655
Seaboard Corp.	109	392,945
Seneca Foods Corp., Class A *	2,612	100,732
Sovos Brands, Inc. *	20,681	368,122
Splash Beverage Group, Inc. *	20,360	18,906
The Boston Beer Co., Inc., Class A *	4,028	1,496,160
The Coca-Cola Co.	1,671,157	103,494,753

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The Duckhorn Portfolio, Inc. *	19,046	239,599
The Hain Celestial Group, Inc. *	38,429	486,895
The Hershey Co.	62,996	14,571,605
The JM Smucker Co.	45,829	6,904,139
The Kraft Heinz Co.	342,631	12,396,390
The Real Good Food Co., Inc. *	3,502	14,708
The Simply Good Foods Co. *	36,026	1,394,566
The Vita Coco Co., Inc. *	10,382	274,292
Tootsie Roll Industries, Inc.	7,422	258,731
TreeHouse Foods, Inc. *	22,159	1,143,626
Turning Point Brands, Inc.	6,017	143,505
Tyson Foods, Inc., Class A	122,724	6,838,181
Universal Corp.	10,446	528,254
Utz Brands, Inc.	29,813	499,368
Vector Group Ltd.	56,584	742,382
Vintage Wine Estates, Inc. *	29,567	29,449
Vital Farms, Inc. *	11,214	131,204
Westrock Coffee Co. *	5,798	64,329
Whole Earth Brands, Inc. *	12,768	51,710
Zevia PBC, Class A *	20,011	55,631
		582,611,802

Health Care Equipment & Services 5.5%
23andMe Holding Co., Class A *	128,087	245,927
Abbott Laboratories	747,415	83,209,712
Acadia Healthcare Co., Inc. *	39,520	3,123,266
Accelerate Diagnostics, Inc. *(a)	3,050	20,313
Accolade, Inc. *	26,536	398,571
Accuray, Inc. *	36,635	156,065
AdaptHealth Corp., Class A *	32,364	444,681
Addus HomeCare Corp. *	7,000	640,990
Agiliti, Inc. *	14,918	256,142
agilon health, Inc. *	124,532	2,384,788
AirSculpt Technologies, Inc. (a)	4,242	38,475
Akili, Inc., Class A *	8,840	10,520
Akumin, Inc. *	29,384	6,038
Align Technology, Inc. *	30,748	11,619,362
Alignment Healthcare, Inc. *	33,563	208,426
Alphatec Holdings, Inc. *	34,291	605,922
Amedisys, Inc. *	14,148	1,285,204
American Well Corp., Class A *	105,430	258,304
AmerisourceBergen Corp.	69,120	12,918,528
AMN Healthcare Services, Inc. *	17,098	1,832,051
AngioDynamics, Inc. *	16,851	146,435
Apollo Medical Holdings, Inc. *	17,158	628,498
Apyx Medical Corp. *	12,488	69,808
Artivion, Inc. *	17,724	308,752
Asensus Surgical, Inc. *	88,725	32,518
AtriCure, Inc. *	20,192	1,117,627
Atrion Corp.	563	315,623
Augmedix, Inc. *	11,589	46,935
Avanos Medical, Inc. *	19,723	482,622
Aveanna Healthcare Holdings, Inc. *	23,737	41,065
AxoGen, Inc. *	16,795	145,109
Axonics, Inc. *	21,846	1,318,843
Baxter International, Inc.	219,344	9,920,929
Becton, Dickinson & Co.	122,015	33,995,819
Beyond Air, Inc. *	14,110	50,937
Biodesix, Inc. *	20,622	24,540
BioSig Technologies, Inc. *	30,064	26,616
Biotricity, Inc. *	2,666	7,358
Bioventus, Inc., Class A *(a)	16,149	58,459
Boston Scientific Corp. *	615,605	31,919,119
Brookdale Senior Living, Inc. *	79,540	279,981
Butterfly Network, Inc. *(a)	62,200	159,854
Cano Health, Inc. *	94,011	138,196
Cardinal Health, Inc.	109,178	9,986,512
CareMax, Inc. *	30,662	73,282
SECURITY	NUMBER OF SHARES	VALUE ($)
Castle Biosciences, Inc. *	11,444	192,831
Centene Corp. *	235,366	16,026,071
Certara, Inc. *	45,805	891,823
Cerus Corp. *	76,254	234,100
Chemed Corp.	6,439	3,355,299
Cigna Corp.	127,397	37,594,855
ClearPoint Neuro, Inc. *	10,369	71,235
Clover Health Investments Corp., Class A *	144,282	180,353
Community Health Systems, Inc. *	51,561	226,353
Computer Programs & Systems, Inc. *	6,539	171,453
CONMED Corp.	13,083	1,583,697
CorVel Corp. *	3,909	799,625
Cross Country Healthcare, Inc. *	14,884	384,007
Cue Health, Inc. *	41,972	18,678
Cutera, Inc. *	7,952	159,120
CVRx, Inc. *	466	8,355
CVS Health Corp.	550,289	41,101,085
CytoSorbents Corp. *	15,994	57,099
DarioHealth Corp. *	10,290	38,382
DaVita, Inc. *	23,580	2,404,924
Definitive Healthcare Corp., Class A *	18,692	221,126
Delcath Systems, Inc. *	6,977	30,559
Dentsply Sirona, Inc.	91,479	3,798,208
DexCom, Inc. *	166,255	20,708,723
DocGo, Inc. *	34,222	287,123
Doximity, Inc., Class A *	50,729	1,812,547
Edwards Lifesciences Corp. *	261,152	21,432,745
ElectroCore, Inc. *	3,035	13,658
Electromed, Inc. *	3,594	36,659
Elevance Health, Inc.	102,026	48,118,522
Embecta Corp.	24,775	528,699
Encompass Health Corp.	42,981	2,838,035
Enhabit, Inc. *	23,015	315,996
Enovis Corp. *	20,451	1,306,819
Envista Holdings Corp. *	70,523	2,426,696
enVVeno Medical Corp. *	2,462	12,113
Enzo Biochem, Inc. *	13,471	19,937
Evolent Health, Inc., Class A *	41,022	1,246,659
FONAR Corp. *	3,312	55,907
Forian, Inc. *	7,513	21,637
Fulgent Genetics, Inc. *	9,036	350,868
GE Healthcare, Inc. *	168,116	13,113,048
GeneDx Holdings Corp., Class A *	7,651	56,694
Glaukos Corp. *	20,801	1,604,589
Globus Medical, Inc., Class A *	34,379	2,072,022
GoodRx Holdings, Inc., Class A *	32,958	304,532
Great Elm Group, Inc. *	9,772	19,153
Guardant Health, Inc. *	49,060	1,914,321
Haemonetics Corp. *	21,471	1,980,485
HCA Healthcare, Inc.	88,304	24,090,214
Health Catalyst, Inc. *	24,057	337,520
HealthEquity, Inc. *	36,896	2,506,714
HealthStream, Inc.	10,329	232,196
HeartBeam, Inc. *	14,543	44,211
Henry Schein, Inc. *	56,228	4,430,204
Hims & Hers Health, Inc. *	54,461	488,515
Hologic, Inc. *	104,913	8,332,190
Humana, Inc.	53,819	24,586,134
Hyperfine, Inc. *	14,647	42,623
ICU Medical, Inc. *	8,585	1,529,675
IDEXX Laboratories, Inc. *	35,574	19,733,965
Inari Medical, Inc. *	22,228	1,268,552
InfuSystem Holdings, Inc. *	10,655	109,960
Innovage Holding Corp. *	7,015	50,508
Inogen, Inc. *	10,293	84,094
Inspire Medical Systems, Inc. *	12,515	3,601,942
Insulet Corp. *	29,903	8,275,655

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Integer Holdings Corp. *	14,115	1,305,355
Integra LifeSciences Holdings Corp. *	30,669	1,394,519
Intuitive Surgical, Inc. *	150,771	48,910,112
Invitae Corp. *(a)	111,935	158,948
iRadimed Corp.	3,278	144,003
iRhythm Technologies, Inc. *	13,221	1,388,998
Know Labs, Inc. *	35,048	30,159
KORU Medical Systems, Inc. *	12,813	33,314
Laboratory Corp. of America Holdings	37,926	8,113,509
Lantheus Holdings, Inc. *	29,308	2,534,849
LeMaitre Vascular, Inc.	8,388	530,373
LENSAR, Inc. *	11,846	38,855
LifeMD, Inc. *	20,209	95,791
LifeStance Health Group, Inc. *	40,123	376,755
LivaNova plc *	22,985	1,343,473
Masimo Corp. *	20,824	2,546,775
McKesson Corp.	58,053	23,360,527
Medtronic plc	570,996	50,110,609
Merit Medical Systems, Inc. *	24,753	1,848,307
Milestone Scientific, Inc. *	34,400	37,496
ModivCare, Inc. *	5,394	235,934
Molina Healthcare, Inc. *	24,983	7,607,074
Multiplan Corp. *	104,525	224,729
National HealthCare Corp.	5,672	334,761
National Research Corp.	6,098	261,665
Neogen Corp. *	93,352	2,164,833
NeoGenomics, Inc. *	54,415	943,012
Neuronetics, Inc. *	13,837	27,259
NeuroPace, Inc. *	4,356	18,077
Nevro Corp. *	15,398	384,796
NextGen Healthcare, Inc. *	21,979	365,511
Novocure Ltd. *	39,203	1,279,586
NuVasive, Inc. *	22,488	926,731
OmniAb, Inc., Class A *(b)	2,395	0
OmniAb, Inc., Class B *(b)	2,395	0
Omnicell, Inc. *	19,225	1,214,059
OPKO Health, Inc. *	185,881	345,739
OptimizeRx Corp. *	6,885	96,046
Option Care Health, Inc. *	70,503	2,381,591
OraSure Technologies, Inc. *	30,500	143,960
Orchestra BioMed Holdings, Inc. *(a)	5,514	32,367
Orthofix Medical, Inc. *	14,213	279,854
OrthoPediatrics Corp. *	7,124	297,427
Outset Medical, Inc. *	20,864	429,381
Owens & Minor, Inc. *	33,542	645,348
P3 Health Partners, Inc. *	13,641	30,283
Paragon 28, Inc. *	11,248	198,752
Patterson Cos., Inc.	37,137	1,221,436
PAVmed, Inc. *	79,503	29,861
Pediatrix Medical Group, Inc. *	35,753	490,889
Penumbra, Inc. *	16,404	4,976,317
PetIQ, Inc., Class A *	11,858	198,503
Phreesia, Inc. *	23,389	741,899
Premier, Inc., Class A	50,734	1,407,869
Privia Health Group, Inc. *	40,896	1,141,816
PROCEPT BioRobotics Corp. *	13,654	470,244
Pro-Dex, Inc. *	1,916	34,488
Progyny, Inc. *	33,180	1,385,597
ProSomnus, Inc. *	6,286	12,886
Pulmonx Corp. *	15,144	212,016
Pulse Biosciences, Inc. *(a)	6,773	53,507
Quest Diagnostics, Inc.	47,387	6,407,196
QuidelOrtho Corp. *	23,249	2,031,033
R1 RCM, Inc. *	59,878	1,034,692
RadNet, Inc. *	24,592	813,503
ResMed, Inc.	62,915	13,989,150
Rockwell Medical, Inc. *	7,846	28,010
RxSight, Inc. *	8,369	279,274
SECURITY	NUMBER OF SHARES	VALUE ($)
Sanara Medtech, Inc. *	1,654	69,236
Schrodinger, Inc. *	22,939	1,199,939
Select Medical Holdings Corp.	44,439	1,333,614
Semler Scientific, Inc. *	1,873	45,982
Senseonics Holdings, Inc. *(a)	216,699	196,308
Sensus Healthcare, Inc. *	6,026	18,078
Sharecare, Inc. *	140,168	194,834
Shockwave Medical, Inc. *	15,719	4,096,371
SI-BONE, Inc. *	13,781	354,999
Sight Sciences, Inc. *	12,929	113,775
Silk Road Medical, Inc. *	17,297	395,063
Simulations Plus, Inc.	7,164	356,767
SmileDirectClub, Inc. *	95,034	81,729
Sonendo, Inc. *	24,344	31,404
Sonida Senior Living, Inc. *	1,604	15,799
STAAR Surgical Co. *	21,071	1,154,059
Stereotaxis, Inc. *	22,696	35,179
STERIS plc	42,515	9,589,258
Streamline Health Solutions, Inc. *	29,028	38,898
Stryker Corp.	144,834	41,047,404
Surgery Partners, Inc. *	29,768	1,149,938
Surmodics, Inc. *	7,188	230,519
Tabula Rasa HealthCare, Inc. *	11,729	94,184
Tactile Systems Technology, Inc. *	10,021	229,581
Talkspace, Inc. *	38,082	65,882
Tandem Diabetes Care, Inc. *	27,515	960,824
Tela Bio, Inc. *	6,599	64,604
Teladoc Health, Inc. *	70,938	2,111,825
Teleflex, Inc.	20,373	5,117,086
Tenet Healthcare Corp. *	43,663	3,262,936
The Cooper Cos., Inc.	21,405	8,374,920
The Ensign Group, Inc.	24,076	2,332,242
The Joint Corp. *	7,452	100,602
The Pennant Group, Inc. *	13,217	151,731
TransMedics Group, Inc. *	13,741	1,280,386
Treace Medical Concepts, Inc. *	15,042	342,807
U.S. Physical Therapy, Inc.	6,261	727,966
UFP Technologies, Inc. *	2,930	570,368
UnitedHealth Group, Inc.	400,379	202,739,914
Universal Health Services, Inc., Class B	26,957	3,745,945
Utah Medical Products, Inc.	1,365	134,220
Varex Imaging Corp. *	17,095	398,143
Veeva Systems, Inc., Class A *	62,409	12,745,166
Veradigm, Inc. *	45,945	621,176
Vicarious Surgical, Inc. *	13,695	22,460
Vivani Medical, Inc. *	30,017	37,821
VolitionRX Ltd. *	15,384	20,615
Zimmer Biomet Holdings, Inc.	89,530	12,368,570
Zimvie, Inc. *	8,294	113,794
Zomedica Corp. *	412,334	86,590
Zynex, Inc. *(a)	7,546	73,649
		1,065,627,867

Household & Personal Products 1.3%
BellRing Brands, Inc. *	56,724	2,039,228
Central Garden & Pet Co. *	4,564	184,751
Central Garden & Pet Co., Class A *	17,026	650,734
Church & Dwight Co., Inc.	104,819	10,028,034
Colgate-Palmolive Co.	355,661	27,122,708
Coty, Inc., Class A *	158,018	1,902,537
Edgewell Personal Care Co.	22,085	870,370
elf Beauty, Inc. *	21,719	2,535,042
Energizer Holdings, Inc.	28,154	1,005,098
Herbalife Ltd. *	41,704	677,273
Inter Parfums, Inc.	7,612	1,138,451
Kimberly-Clark Corp.	144,357	18,636,489
Lifevantage Corp.	1,750	8,855

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Medifast, Inc.	4,730	481,940
Natural Alternatives International, Inc. *	3,654	26,309
Natural Health Trends Corp.	6,750	39,285
Nature's Sunshine Products, Inc. *	4,762	66,430
Nu Skin Enterprises, Inc., Class A	22,078	648,872
Oil-Dri Corp. of America	1,961	123,092
Olaplex Holdings, Inc. *	35,606	128,181
Reynolds Consumer Products, Inc.	22,740	629,443
Spectrum Brands Holdings, Inc.	17,507	1,372,724
The Beauty Health Co. *	39,541	327,795
The Clorox Co.	53,179	8,055,555
The Estee Lauder Cos., Inc., Class A	99,464	17,903,520
The Honest Co., Inc. *	28,282	42,706
The Procter & Gamble Co.	1,013,245	158,370,193
Thorne HealthTech, Inc. *	3,990	23,820
USANA Health Sciences, Inc. *	4,815	312,541
Veru, Inc. *(a)	21,463	27,043
WD-40 Co.	5,885	1,350,607
		256,729,626

Insurance 2.1%
Aflac, Inc.	236,129	17,081,572
Ambac Financial Group, Inc. *	18,028	254,916
American Equity Investment Life Holding Co. *	26,839	1,440,449
American Financial Group, Inc.	30,029	3,651,827
American International Group, Inc.	311,570	18,781,440
AMERISAFE, Inc.	8,109	422,641
Aon plc, Class A	87,710	27,935,635
Arch Capital Group Ltd. *	159,636	12,402,121
Argo Group International Holdings Ltd.	15,722	466,943
Arthur J. Gallagher & Co.	92,163	19,796,612
Assurant, Inc.	22,911	3,081,759
Assured Guaranty Ltd.	25,546	1,527,140
Axis Capital Holdings Ltd.	33,514	1,847,292
Brighthouse Financial, Inc. *	27,763	1,447,285
Brown & Brown, Inc.	101,007	7,115,943
BRP Group, Inc., Class A *	28,110	700,220
Chubb Ltd.	177,448	36,272,146
Cincinnati Financial Corp.	67,599	7,272,300
Citizens, Inc., Class A *(a)	24,606	63,237
CNA Financial Corp.	11,952	468,040
CNO Financial Group, Inc.	48,627	1,250,686
Crawford & Co., Class A	10,215	98,166
Donegal Group, Inc., Class A	6,507	94,807
eHealth, Inc. *	13,577	102,642
Employers Holdings, Inc.	11,659	450,387
Enstar Group Ltd. *	5,831	1,492,036
Erie Indemnity Co., Class A	10,607	2,354,330
Everest Re Group Ltd.	18,410	6,636,989
F&G Annuities & Life, Inc.	7,821	204,904
Fidelity National Financial, Inc.	116,681	4,570,395
First American Financial Corp.	44,086	2,794,171
Genworth Financial, Inc., Class A *	204,265	1,196,993
Globe Life, Inc.	38,524	4,321,237
GoHealth, Inc., Class A *	3,311	61,320
Goosehead Insurance, Inc., Class A *	10,057	672,512
Greenlight Capital Re Ltd., Class A *	9,834	101,093
Hagerty, Inc., Class A *	15,234	134,516
Hallmark Financial Services, Inc. *	1,236	5,833
HCI Group, Inc.	3,137	197,035
Heritage Insurance Holdings, Inc. *	10,125	45,664
Hippo Holdings, Inc. *	7,344	126,317
Horace Mann Educators Corp.	17,846	537,700
Investors Title Co.	697	109,115
James River Group Holdings Ltd.	15,431	285,319
SECURITY	NUMBER OF SHARES	VALUE ($)
Kemper Corp.	27,177	1,385,212
Kingsway Financial Services, Inc. *	5,983	50,078
Kinsale Capital Group, Inc.	9,361	3,488,189
Lemonade, Inc. *(a)	20,571	478,276
Lincoln National Corp.	66,028	1,851,425
Loews Corp.	81,009	5,075,214
Maiden Holdings Ltd. *	32,952	64,256
Markel Group, Inc. *	5,740	8,321,335
Marsh & McLennan Cos., Inc.	212,300	40,001,566
MBIA, Inc. *	22,069	192,883
Mercury General Corp.	11,235	361,542
MetLife, Inc.	277,146	17,451,884
Midwest Holding, Inc. *	576	15,293
National Western Life Group, Inc., Class A	989	417,032
NI Holdings, Inc. *	3,782	52,683
Old Republic International Corp.	116,992	3,225,469
Oscar Health, Inc., Class A *	48,793	366,923
Palomar Holdings, Inc. *	10,660	645,570
Primerica, Inc.	15,617	3,321,736
Principal Financial Group, Inc.	96,588	7,714,484
ProAssurance Corp.	24,020	403,536
Prudential Financial, Inc.	158,079	15,253,043
Reinsurance Group of America, Inc.	28,378	3,982,852
RenaissanceRe Holdings Ltd.	21,626	4,038,872
RLI Corp.	17,462	2,329,605
Root, Inc., Class A *(a)	1,582	17,228
Ryan Specialty Holdings, Inc., Class A *	40,140	1,739,668
Safety Insurance Group, Inc.	6,404	461,088
Selective Insurance Group, Inc.	25,774	2,659,619
Selectquote, Inc. *	53,616	101,334
SiriusPoint Ltd. *	34,981	326,723
Skyward Specialty Insurance Group, Inc. *	3,906	92,533
Stewart Information Services Corp.	12,159	573,054
The Allstate Corp.	113,007	12,733,629
The Hanover Insurance Group, Inc.	15,508	1,759,848
The Hartford Financial Services Group, Inc.	133,291	9,580,957
The Progressive Corp.	251,077	31,630,680
The Travelers Cos., Inc.	98,908	17,072,510
Tiptree, Inc.	9,652	142,560
Trupanion, Inc. *	14,817	457,104
United Fire Group, Inc.	9,091	218,548
United Insurance Holdings Corp. *	6,030	31,959
Universal Insurance Holdings, Inc.	11,138	172,973
Unum Group	79,372	3,858,273
W.R. Berkley Corp.	87,191	5,378,813
White Mountains Insurance Group Ltd.	1,116	1,726,474
Willis Towers Watson plc	45,427	9,600,088
		410,698,306

Materials 2.7%
5E Advanced Materials, Inc. *(a)	11,374	39,923
AdvanSix, Inc.	11,778	472,416
Air Products & Chemicals, Inc.	95,494	29,157,183
Albemarle Corp.	50,174	10,650,937
Alcoa Corp.	76,743	2,777,329
Alpha Metallurgical Resources, Inc.	5,605	970,898
Alto Ingredients, Inc. *	33,727	135,583
Amcor plc	636,476	6,530,244
American Vanguard Corp.	11,255	203,265
Ampco-Pittsburgh Corp. *	7,848	28,410
AptarGroup, Inc.	28,052	3,407,196
Arconic Corp. *	42,545	1,271,670

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ascent Industries Co. *	4,646	42,418
Ashland, Inc.	20,917	1,910,977
Aspen Aerogels, Inc. *	28,080	234,187
ATI, Inc. *	55,065	2,625,499
Avery Dennison Corp.	34,814	6,406,124
Avient Corp.	37,069	1,502,407
Axalta Coating Systems Ltd. *	95,044	3,041,408
Balchem Corp.	13,911	1,874,368
Ball Corp.	135,029	7,924,852
Berry Global Group, Inc.	51,759	3,393,838
Cabot Corp.	24,259	1,722,389
Carpenter Technology Corp.	20,540	1,229,524
Celanese Corp., Class A	43,102	5,404,560
Century Aluminum Co. *	22,913	213,091
CF Industries Holdings, Inc.	83,854	6,882,736
Chase Corp.	3,369	424,123
Clearwater Paper Corp. *	7,639	246,205
Cleveland-Cliffs, Inc. *	221,368	3,907,145
Coeur Mining, Inc. *	145,423	447,903
Commercial Metals Co.	49,853	2,852,589
Compass Minerals International, Inc.	14,554	551,160
Contango ORE, Inc. *	1,750	32,550
Core Molding Technologies, Inc. *	2,885	69,586
Corteva, Inc.	305,022	17,212,391
Crown Holdings, Inc.	51,539	4,780,758
Dakota Gold Corp. *	24,511	72,062
Danimer Scientific, Inc. *(a)	37,658	105,819
Dow, Inc.	304,440	17,191,727
DuPont de Nemours, Inc.	197,892	15,362,356
Eagle Materials, Inc.	15,456	2,849,623
Eastman Chemical Co.	51,057	4,369,458
Ecolab, Inc.	106,517	19,507,523
Ecovyst, Inc. *	29,513	362,715
Element Solutions, Inc.	95,542	2,002,560
Flotek Industries, Inc. *	33,484	27,691
FMC Corp.	54,126	5,208,545
Freeport-McMoRan, Inc.	616,909	27,544,987
Friedman Industries, Inc.	2,834	50,417
FutureFuel Corp.	9,399	91,358
Gatos Silver, Inc. *	17,898	92,891
Ginkgo Bioworks Holdings, Inc. *(a)	474,940	1,192,099
Glatfelter Corp. *	18,834	64,036
Gold Resource Corp.	39,537	25,157
Golden Minerals Co. *	2,987	3,973
Graphic Packaging Holding Co.	131,933	3,192,779
Greif, Inc., Class A	13,364	988,535
H.B. Fuller Co.	23,053	1,706,614
Hawkins, Inc.	8,063	376,945
Haynes International, Inc.	5,389	270,312
Hecla Mining Co.	248,268	1,430,024
Huntsman Corp.	73,671	2,193,186
Hycroft Mining Holding Corp. *	60,156	26,890
Idaho Strategic Resources, Inc. *	4,628	24,760
Ingevity Corp. *	14,768	945,447
Innospec, Inc.	10,861	1,163,648
International Flavors & Fragrances, Inc.	110,901	9,383,334
International Paper Co.	148,722	5,362,915
Intrepid Potash, Inc. *	3,965	109,037
Kaiser Aluminum Corp.	6,881	558,737
Knife River Corp. *	21,482	933,823
Koppers Holdings, Inc.	8,623	329,916
Kronos Worldwide, Inc.	9,190	85,926
Linde plc	210,384	82,190,717
Livent Corp. *	76,633	1,886,704
Loop Industries, Inc. *(a)	9,523	29,617
Louisiana-Pacific Corp.	31,007	2,360,563
LSB Industries, Inc. *	21,659	241,931
SECURITY	NUMBER OF SHARES	VALUE ($)
LyondellBasell Industries N.V., Class A	109,215	10,796,995
Martin Marietta Materials, Inc.	26,743	11,939,680
Materion Corp.	8,847	1,054,032
Mativ Holdings, Inc.	23,942	376,847
McEwen Mining, Inc. *	18,704	161,977
Mercer International, Inc.	18,274	162,639
Minerals Technologies, Inc.	13,718	841,599
MP Materials Corp. *	39,579	943,959
Myers Industries, Inc.	15,888	311,564
NewMarket Corp.	2,823	1,275,149
Newmont Corp.	340,162	14,599,753
Northern Technologies International Corp.	2,657	33,080
Nucor Corp.	107,902	18,568,855
O-I Glass, Inc. *	65,831	1,511,480
Olin Corp.	51,458	2,968,097
Olympic Steel, Inc.	4,090	228,181
Origin Materials, Inc. *	53,958	241,732
Orion S.A.	23,188	508,281
Packaging Corp. of America	38,557	5,912,716
Pactiv Evergreen, Inc.	15,063	129,692
Perimeter Solutions S.A. *	64,240	357,174
Piedmont Lithium, Inc. *	6,862	376,449
PPG Industries, Inc.	101,526	14,609,591
PureCycle Technologies, Inc. *(a)	55,133	652,775
Quaker Chemical Corp.	5,787	1,159,599
Ramaco Resources, Inc., Class A	10,591	97,437
Ramaco Resources, Inc., Class B *	2,118	30,139
Ranpak Holdings Corp., Class A *	15,372	98,535
Rayonier Advanced Materials, Inc. *	26,864	127,067
Reliance Steel & Aluminum Co.	25,215	7,384,465
Royal Gold, Inc.	27,458	3,298,804
RPM International, Inc.	55,314	5,714,489
Ryerson Holding Corp.	8,161	346,761
Schnitzer Steel Industries, Inc., Class A	11,633	421,231
Sealed Air Corp.	62,347	2,844,270
Sensient Technologies Corp.	17,965	1,150,479
Silgan Holdings, Inc.	35,551	1,558,911
Smith-Midland Corp. *	1,800	43,038
Solitario Zinc Corp. *	44,899	23,347
Sonoco Products Co.	42,541	2,494,604
Steel Dynamics, Inc.	69,257	7,381,411
Stepan Co.	9,304	891,509
Summit Materials, Inc., Class A *	50,640	1,832,166
SunCoke Energy, Inc.	34,174	303,465
Sylvamo Corp.	13,382	656,655
The Chemours Co.	63,948	2,364,797
The Mosaic Co.	142,519	5,809,074
The Scotts Miracle-Gro Co.	17,796	1,246,432
The Sherwin-Williams Co.	100,950	27,912,675
TimkenSteel Corp. *	16,743	390,112
Tredegar Corp.	10,770	74,528
TriMas Corp.	17,344	446,781
Trinseo plc	14,826	261,234
Tronox Holdings plc	49,611	659,330
U.S. Antimony Corp. *	59,275	25,548
U.S. Gold Corp. *	7,270	32,570
United States Lime & Minerals, Inc.	962	197,797
United States Steel Corp.	98,503	2,511,826
Universal Stainless & Alloy Products, Inc. *	5,210	83,412
Valhi, Inc.	1,628	24,974
Vulcan Materials Co.	57,312	12,637,296
Warrior Met Coal, Inc.	22,693	1,004,165
Westlake Corp.	14,880	2,046,000

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Westrock Co.	111,369	3,707,474
Worthington Industries, Inc.	12,939	965,508
		531,317,411

Media & Entertainment 7.2%
Activision Blizzard, Inc. *	306,567	28,437,155
AdTheorent Holding Co., Inc. *	21,011	34,038
Advantage Solutions, Inc. *	42,984	111,329
Alphabet, Inc., Class A *	2,555,524	339,169,145
Alphabet, Inc., Class C *	2,191,805	291,751,164
Altice USA, Inc., Class A *	96,653	327,654
AMC Entertainment Holdings, Inc., Class A *(a)	221,629	1,101,496
AMC Networks, Inc., Class A *	11,743	148,197
Angi, Inc., Class A *	33,311	128,914
Atlanta Braves Holdings, Inc., Class A *	4,353	206,071
Atlanta Braves Holdings, Inc., Class C *	19,336	787,362
Boston Omaha Corp., Class A *	8,359	163,168
Bumble, Inc., Class A *	43,395	803,675
Cable One, Inc.	2,015	1,458,739
Cardlytics, Inc. *	13,998	163,357
Cargurus, Inc. *	38,901	881,497
Cars.com, Inc. *	26,286	599,584
Charter Communications, Inc., Class A *	44,726	18,122,528
Cinemark Holdings, Inc. *	47,010	784,597
Clear Channel Outdoor Holdings, Inc. *	219,707	395,473
Comcast Corp., Class A	1,788,672	80,955,295
comScore, Inc. *	46,051	35,653
Cumulus Media, Inc., Class A *	7,422	47,055
CuriosityStream, Inc. *	23,041	25,576
Daily Journal Corp. *	412	119,282
DHI Group, Inc. *	17,605	66,371
DISH Network Corp., Class A *	107,474	852,269
Electronic Arts, Inc.	111,285	15,173,710
Emerald Holding, Inc. *	6,732	33,323
Endeavor Group Holdings, Inc., Class A *	77,760	1,835,136
Entravision Communications Corp., Class A	34,841	166,540
Eventbrite, Inc., Class A *	35,982	414,153
EverQuote, Inc., Class A *	8,283	58,644
Fluent, Inc. *	30,212	19,638
Fox Corp., Class A	115,683	3,869,596
Fox Corp., Class B	58,734	1,844,835
fuboTV, Inc. *	129,071	434,969
Gaia, Inc., Class A *	10,263	24,118
Gannett Co., Inc. *	69,602	196,278
Golden Matrix Group, Inc. *	8,251	16,915
Gray Television, Inc.	36,454	345,219
Grindr, Inc. *	10,471	61,779
Harte Hanks, Inc. *	3,347	19,245
IAC, Inc. *	32,947	2,293,111
iHeartMedia, Inc., Class A *	43,715	206,772
Innovid Corp. *	35,745	42,894
Integral Ad Science Holding Corp. *	20,230	421,795
IZEA Worldwide, Inc. *	8,623	20,609
John Wiley & Sons, Inc., Class A	18,846	645,099
Lee Enterprises, Inc. *	1,545	21,475
Liberty Broadband Corp., Class A *	6,963	618,523
Liberty Broadband Corp., Class C *	50,527	4,503,472
Liberty Media Corp. - Liberty Formula One, Class A *	10,153	652,635
SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Media Corp. - Liberty Formula One, Class C *	89,532	6,500,023
Liberty Media Corp. - Liberty SiriusXM, Class A *	31,810	1,008,377
Liberty Media Corp. - Liberty SiriusXM, Class C *	66,099	2,103,931
Lions Gate Entertainment Corp., Class A *	25,512	195,932
Lions Gate Entertainment Corp., Class B *	53,349	390,515
Live Nation Entertainment, Inc. *	61,934	5,434,708
LiveOne, Inc. *	39,793	76,800
Loop Media, Inc. *	15,423	35,473
Madison Square Garden Entertainment Corp., Class A *	13,647	475,461
Madison Square Garden Sports Corp.	7,599	1,616,687
Magnite, Inc. *	51,501	779,210
Marchex, Inc., Class B *	24,313	47,653
Match Group, Inc. *	121,155	5,634,919
MediaAlpha, Inc., Class A *	860	8,720
Meta Platforms, Inc., Class A *	951,616	303,184,858
Netflix, Inc. *	191,261	83,957,841
News Corp., Class A	162,526	3,221,265
News Corp., Class B	50,531	1,016,178
Nexstar Media Group, Inc., Class A	15,368	2,869,513
Nextdoor Holdings, Inc. *	62,506	194,394
Omnicom Group, Inc.	85,432	7,229,256
Outbrain, Inc. *	10,250	54,427
Paramount Global, Class B	222,548	3,567,444
Pinterest, Inc., Class A *	255,272	7,400,335
Playstudios, Inc. *	40,501	199,670
Playtika Holding Corp. *	40,125	479,092
PubMatic, Inc., Class A *	19,401	387,826
QuinStreet, Inc. *	21,564	191,488
Quotient Technology, Inc. *	36,556	144,031
Reading International, Inc., Class B *	1,251	26,396
Reservoir Media, Inc. *(a)	14,527	79,317
ROBLOX Corp., Class A *	158,595	6,224,854
Roku, Inc. *	53,007	5,102,984
Rumble, Inc. *(a)	34,234	295,097
Saga Communications, Inc., Class A	1,989	43,042
Scholastic Corp.	12,861	555,467
Sciplay Corp., Class A *	5,387	105,585
Shutterstock, Inc.	10,396	534,874
Sinclair, Inc.	15,351	213,532
Sirius XM Holdings, Inc. (a)	301,220	1,536,222
Skillz, Inc., Class A *	6,303	75,384
Snap, Inc., Class A *	427,746	4,859,195
Sphere Entertainment Co. *	11,111	471,662
Stagwell, Inc., Class A *	43,953	294,925
System1, Inc. *	6,938	19,843
Take-Two Interactive Software, Inc. *	68,077	10,411,696
TechTarget, Inc. *	11,292	366,764
TEGNA, Inc.	97,284	1,644,100
The Arena Group Holdings, Inc. *	4,958	18,642
The E.W. Scripps Co., Class A *	25,886	255,236
The Interpublic Group of Cos., Inc.	164,518	5,631,451
The Marcus Corp.	10,398	162,209
The New York Times Co., Class A	70,255	2,863,594
The Trade Desk, Inc., Class A *	190,683	17,401,731
The Walt Disney Co. *	785,169	69,793,672
Thryv Holdings, Inc. *	12,739	301,914
Townsquare Media, Inc., Class A	6,366	76,265
Travelzoo *	4,020	33,125
TripAdvisor, Inc. *	45,081	840,761
Troika Media Group, Inc. *(a)	10,340	26,677
TrueCar, Inc. *	41,115	100,732

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Urban One, Inc. *	6,214	35,296
Urban One, Inc., Class A *	6,023	34,512
Vimeo, Inc. *	71,535	294,724
Vivid Seats, Inc., Class A *	9,000	74,970
Warner Bros Discovery, Inc. *	952,299	12,446,548
Warner Music Group Corp., Class A	50,430	1,591,066
WideOpenWest, Inc. *	23,881	196,779
World Wrestling Entertainment, Inc., Class A	18,192	1,910,160
Yelp, Inc., Class A *	29,475	1,327,849
Zedge, Inc., Class B *	11,319	23,770
Ziff Davis, Inc. *	20,262	1,469,400
ZipRecruiter, Inc., Class A *	20,819	385,568
ZoomInfo Technologies, Inc., Class A *	115,990	2,965,864
		1,393,146,608

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
10X Genomics, Inc., Class A *	42,052	2,648,435
2seventy bio, Inc. *	22,450	170,395
4D Molecular Therapeutics, Inc. *	16,081	294,282
89bio, Inc. *	24,461	387,462
Aadi Bioscience, Inc. *	8,294	44,207
AbbVie, Inc.	758,107	113,397,645
Abeona Therapeutics, Inc. *	8,850	30,267
Absci Corp. *	23,263	51,179
ACADIA Pharmaceuticals, Inc. *	51,966	1,519,486
AcelRx Pharmaceuticals, Inc. *	6,381	6,572
ACELYRIN, Inc. *	13,426	333,502
Achieve Life Sciences, Inc. *	8,279	46,362
Aclaris Therapeutics, Inc. *	25,691	253,570
Acrivon Therapeutics, Inc. *	3,170	39,435
Actinium Pharmaceuticals, Inc. *	12,526	89,185
Acumen Pharmaceuticals, Inc. *(a)	9,845	72,853
Adaptive Biotechnologies Corp. *	49,145	414,784
Adicet Bio, Inc. *	13,243	35,359
ADMA Biologics, Inc. *	83,730	347,479
Adverum Biotechnologies, Inc. *	36,413	79,380
Aerovate Therapeutics, Inc. *	3,663	63,919
Agenus, Inc. *	140,185	213,081
Agilent Technologies, Inc.	126,516	15,405,853
Agios Pharmaceuticals, Inc. *	24,055	637,939
Akebia Therapeutics, Inc. *	79,804	133,273
Akero Therapeutics, Inc. *	16,005	694,617
Akoya Biosciences, Inc. *	7,848	54,151
Alaunos Therapeutics, Inc. *	110,297	47,670
Aldeyra Therapeutics, Inc. *	19,049	154,583
Alector, Inc. *	26,074	178,868
Aligos Therapeutics, Inc. *	31,383	27,931
Alkermes plc *	71,451	2,092,085
Allakos, Inc. *	29,756	160,087
Allogene Therapeutics, Inc. *	38,872	192,805
Allovir, Inc. *	18,004	59,233
Alnylam Pharmaceuticals, Inc. *	53,540	10,461,716
Alpha Teknova, Inc. *	2,787	9,448
Alpine Immune Sciences, Inc. *	13,710	171,923
Altimmune, Inc. *	20,396	67,511
ALX Oncology Holdings, Inc. *	10,211	62,389
Alzamend Neuro, Inc. *	53,080	24,045
Amgen, Inc.	229,692	53,782,382
Amicus Therapeutics, Inc. *	109,362	1,489,510
Amneal Pharmaceuticals, Inc. *	45,474	145,517
Amphastar Pharmaceuticals, Inc. *	16,418	996,408
Amylyx Pharmaceuticals, Inc. *	17,199	403,317
AnaptysBio, Inc. *	7,265	143,193
Anavex Life Sciences Corp. *	36,218	298,798
ANI Pharmaceuticals, Inc. *	6,063	318,611
Anika Therapeutics, Inc. *	5,811	135,571
SECURITY	NUMBER OF SHARES	VALUE ($)
Anixa Biosciences, Inc. *	12,785	45,898
Annexon, Inc. *	19,332	66,695
Annovis Bio, Inc. *(a)	2,061	28,421
Apellis Pharmaceuticals, Inc. *	42,468	1,093,551
Applied Therapeutics, Inc. *	24,504	43,617
AquaBounty Technologies, Inc. *	44,032	17,040
Aquestive Therapeutics, Inc. *	19,078	41,781
Aravive, Inc. *(a)	6,772	9,481
Arbutus Biopharma Corp. *	50,681	109,978
ARCA biopharma, Inc. *	14,988	30,576
Arcellx, Inc. *	12,793	438,160
Arcturus Therapeutics Holdings, Inc. *	10,133	354,250
Arcus Biosciences, Inc. *	21,937	436,546
Arcutis Biotherapeutics, Inc. *	17,059	186,114
Ardelyx, Inc. *	92,346	363,843
Arrowhead Pharmaceuticals, Inc. *	46,222	1,595,583
ARS Pharmaceuticals, Inc. *	16,170	118,849
Arvinas, Inc. *	20,555	508,120
Assembly Biosciences, Inc. *	32,452	36,022
Assertio Holdings, Inc. *	23,152	131,735
Astria Therapeutics, Inc. *	9,822	88,005
Atea Pharmaceuticals, Inc. *	33,404	114,576
Athira Pharma, Inc. *	13,857	40,462
Atossa Therapeutics, Inc. *	45,962	50,558
Atreca, Inc., Class A *	22,959	22,155
aTyr Pharma, Inc. *	26,689	52,310
Aura Biosciences, Inc. *	9,925	118,107
Avantor, Inc. *	292,647	6,019,749
Avid Bioservices, Inc. *	27,120	343,339
Avidity Biosciences, Inc. *	31,152	296,256
Avita Medical, Inc. *	10,054	203,593
Avrobio, Inc. *	9,797	15,185
Axcella Health, Inc. *	18,250	3,307
Axsome Therapeutics, Inc. *	16,025	1,257,482
Azenta, Inc. *	28,093	1,319,809
Beam Therapeutics, Inc. *	27,624	852,753
BioAtla, Inc. *	18,434	55,118
BioCryst Pharmaceuticals, Inc. *	80,837	597,385
Biogen, Inc. *	62,076	16,772,314
Biohaven Ltd. *	26,982	536,402
BioLife Solutions, Inc. *	14,953	297,266
BioMarin Pharmaceutical, Inc. *	80,627	7,089,532
Biomea Fusion, Inc. *	9,488	211,108
Biora Therapeutics, Inc. *	8,398	32,164
Bio-Rad Laboratories, Inc., Class A *	9,172	3,717,962
Biote Corp., Class A *(a)	7,115	48,524
Bio-Techne Corp.	67,478	5,627,665
BioVie, Inc., Class A *(a)	4,021	18,979
Bioxcel Therapeutics, Inc. *(a)	8,322	76,063
Black Diamond Therapeutics, Inc. *	14,484	54,025
Bluebird Bio, Inc. *	47,349	186,082
Blueprint Medicines Corp. *	26,097	1,722,402
Bolt Biotherapeutics, Inc. *	3,417	4,613
BrainStorm Cell Therapeutics, Inc. *	11,287	20,768
Bridgebio Pharma, Inc. *	49,428	1,730,474
Bright Green Corp. *	28,510	21,097
Bristol-Myers Squibb Co.	902,212	56,108,564
Bruker Corp.	43,457	2,986,365
C4 Therapeutics, Inc. *	21,536	83,775
Cabaletta Bio, Inc. *	10,078	137,262
Capricor Therapeutics, Inc. *	13,479	59,308
Cara Therapeutics, Inc. *	20,844	69,411
Cardiff Oncology, Inc. *	16,399	29,026
CareDx, Inc. *	22,269	242,955
Caribou Biosciences, Inc. *	23,459	168,670
Carisma Therapeutics, Inc.	11,791	65,440
Cassava Sciences, Inc. *(a)	17,259	379,353
Catalent, Inc. *	77,740	3,771,945

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Catalyst Pharmaceuticals, Inc. *	42,971	594,289
Celcuity, Inc. *(a)	4,926	48,669
Celldex Therapeutics, Inc. *	19,973	706,245
CEL-SCI Corp. *	16,481	26,205
Celularity, Inc. *	27,363	11,109
Century Therapeutics, Inc. *	10,076	30,732
Cerevel Therapeutics Holdings, Inc. *	27,832	851,381
Champions Oncology, Inc. *	6,854	44,551
Charles River Laboratories International, Inc. *	21,964	4,602,337
Chimerix, Inc. *	37,732	44,524
Chinook Therapeutics, Inc. *	20,509	803,543
ChromaDex Corp. *	24,667	42,427
Cidara Therapeutics, Inc. *	26,814	26,688
Citius Pharmaceuticals, Inc. *(a)	76,073	75,305
Clearside Biomedical, Inc. *	20,216	23,653
Clene, Inc. *	25,692	19,937
Codexis, Inc. *	29,943	107,795
Cogent Biosciences, Inc. *	35,766	464,600
Cognition Therapeutics, Inc. *	11,965	19,862
Coherus Biosciences, Inc. *	26,548	127,961
Collegium Pharmaceutical, Inc. *	14,303	325,536
Compass Therapeutics, Inc. *	42,767	122,741
Corbus Pharmaceuticals Holdings, Inc. *	3,313	23,854
Corcept Therapeutics, Inc. *	38,291	975,655
CorMedix, Inc. *	22,604	99,910
Corvus Pharmaceuticals, Inc. *	15,668	35,253
Crinetics Pharmaceuticals, Inc. *	18,689	355,091
CRISPR Therapeutics AG *	33,946	1,946,124
CryoPort, Inc. *	20,286	325,996
Cue Biopharma, Inc. *	17,072	65,215
Cullinan Oncology, Inc. *	10,191	107,923
Curis, Inc. *	57,090	45,843
Cymabay Therapeutics, Inc. *	38,480	502,164
Cyteir Therapeutics, Inc. *	15,972	43,604
Cytek Biosciences, Inc. *	33,714	302,077
Cytokinetics, Inc. *	41,350	1,379,022
CytomX Therapeutics, Inc. *	24,817	43,182
Danaher Corp.	285,343	72,779,586
Dare Bioscience, Inc. *	30,532	22,798
Day One Biopharmaceuticals, Inc. *	17,502	231,726
Decibel Therapeutics, Inc. *	2,292	6,876
Deciphera Pharmaceuticals, Inc. *	24,491	331,118
Denali Therapeutics, Inc. *	47,710	1,356,395
DermTech, Inc. *	11,512	37,299
Design Therapeutics, Inc. *(a)	12,455	101,384
DiaMedica Therapeutics, Inc. *	13,251	44,788
DICE Therapeutics, Inc. *	14,870	698,890
Disc Medicine, Inc. *	2,874	142,550
Durect Corp. *	11,344	38,910
Dyadic International, Inc. *	16,336	28,751
Dynavax Technologies Corp. *	51,410	719,226
Dyne Therapeutics, Inc. *	13,729	167,219
Eagle Pharmaceuticals, Inc. *	4,393	91,199
Edgewise Therapeutics, Inc. *	18,744	136,644
Editas Medicine, Inc. *	29,920	262,698
Eiger BioPharmaceuticals, Inc. *	33,436	22,736
Elanco Animal Health, Inc. *	199,894	2,412,721
Eledon Pharmaceuticals, Inc. *	14,987	20,682
Eli Lilly & Co.	338,409	153,823,811
Elicio Operating Co., Inc. *	2,363	22,567
Emergent BioSolutions, Inc. *	18,800	129,344
Enanta Pharmaceuticals, Inc. *	8,668	164,432
Enliven Therapeutics, Inc. *(a)	8,344	158,035
Entrada Therapeutics, Inc. *	7,643	132,759
EQRx, Inc. *	106,931	182,852
Erasca, Inc. *	37,301	98,475
Eton Pharmaceuticals, Inc. *	13,239	37,334
SECURITY	NUMBER OF SHARES	VALUE ($)
Evolus, Inc. *	17,279	173,136
Exact Sciences Corp. *	77,252	7,535,160
Exelixis, Inc. *	139,509	2,749,722
Eyenovia Inc. *	12,362	26,331
EyePoint Pharmaceuticals, Inc. *	11,679	145,987
Fate Therapeutics, Inc. *	40,185	165,964
FibroGen, Inc. *	39,244	80,843
Foghorn Therapeutics, Inc. *	8,974	82,202
Fortrea Holdings, Inc. *	38,369	1,226,273
Fortress Biotech, Inc. *	29,965	17,080
Frequency Therapeutics, Inc. *	23,364	11,939
Fulcrum Therapeutics, Inc. *	24,485	93,533
G1 Therapeutics, Inc. *	21,516	51,638
Gain Therapeutics, Inc. *	7,043	27,961
Galectin Therapeutics, Inc. *	17,413	26,120
Galecto, Inc. *	15,761	48,544
Galera Therapeutics, Inc. *	16,362	40,251
Genelux Corp. *	727	15,318
Generation Bio Co. *	24,023	122,037
Genprex, Inc. *	29,742	22,604
Geron Corp. *	188,447	610,568
Gilead Sciences, Inc.	535,566	40,777,995
GlycoMimetics, Inc. *	22,361	36,672
Gossamer Bio, Inc. *	38,544	52,034
Graphite Bio, Inc. *	17,740	44,882
Greenwich Lifesciences, Inc. *	2,671	24,573
Gritstone bio, Inc. *	34,009	66,998
Halozyme Therapeutics, Inc. *	56,540	2,428,958
Harmony Biosciences Holdings, Inc. *	13,388	473,534
Harrow Health, Inc. *	12,577	277,700
Harvard Bioscience, Inc. *	14,274	66,374
Hepion Pharmaceuticals, Inc. *(a)	1,577	12,537
Heron Therapeutics, Inc. *	51,211	85,010
HilleVax, Inc. *	5,558	84,593
Homology Medicines, Inc. *	21,971	30,540
Hookipa Pharma, Inc. *	36,285	28,665
Horizon Therapeutics plc *	97,238	9,750,054
Humacyte, Inc. *	22,996	75,427
Icosavax, Inc. *	8,894	78,534
Ideaya Biosciences, Inc. *	21,181	473,607
IGM Biosciences, Inc. *(a)	4,577	48,699
Ikena Oncology, Inc. *	12,066	62,140
Illumina, Inc. *	67,779	13,023,735
Immuneering Corp., Class A *	8,677	88,158
Immunic, Inc. *	25,000	60,250
ImmunityBio, Inc. *(a)	60,586	133,289
ImmunoGen, Inc. *	99,900	1,780,218
Immunome, Inc. *	7,511	53,779
Immunovant, Inc. *	23,486	536,185
Impel Pharmaceuticals, Inc. *(a)	6,722	9,545
IN8bio, Inc. *	13,105	15,464
Incyte Corp. *	79,467	5,063,637
Inhibrx, Inc. *	13,459	269,853
Inmune Bio, Inc. *(a)	5,159	44,213
Innoviva, Inc. *	24,927	337,761
Inotiv, Inc. *	6,479	47,167
Inovio Pharmaceuticals, Inc. *	132,910	70,708
Inozyme Pharma, Inc. *	10,879	55,483
Insmed, Inc. *	59,489	1,314,112
Instil Bio, Inc. *	59,627	32,556
Intellia Therapeutics, Inc. *	37,913	1,604,857
Intercept Pharmaceuticals, Inc. *	16,133	174,236
Intra-Cellular Therapies, Inc. *	38,421	2,375,955
Invivyd, Inc. *	24,069	35,622
Ionis Pharmaceuticals, Inc. *	61,661	2,554,615
Iovance Biotherapeutics, Inc. *	96,581	701,178
IQVIA Holdings, Inc. *	79,512	17,791,605
Ironwood Pharmaceuticals, Inc., Class A *	56,987	631,986

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
iTeos Therapeutics, Inc. *	10,503	147,672
Janux Therapeutics, Inc. *	6,583	92,162
Jasper Therapeutics, Inc. *	36,899	55,717
Jazz Pharmaceuticals plc *	28,247	3,683,974
Johnson & Johnson	1,115,948	186,954,768
KalVista Pharmaceuticals, Inc. *	8,852	89,405
Karuna Therapeutics, Inc. *	12,997	2,596,411
Karyopharm Therapeutics, Inc. *	45,434	81,781
Keros Therapeutics, Inc. *	8,064	337,720
Kezar Life Sciences, Inc. *	22,737	50,931
Kineta, Inc.	8,000	16,880
Kiniksa Pharmaceuticals Ltd., Class A *	12,806	241,265
Kinnate Biopharma, Inc. *	9,080	26,968
Kodiak Sciences, Inc. *	15,730	47,033
Kronos Bio, Inc. *	16,500	31,680
Krystal Biotech, Inc. *	9,396	1,213,024
Kura Oncology, Inc. *	27,728	289,480
Kymera Therapeutics, Inc. *	16,569	362,530
Lantern Pharma, Inc. *	657	3,042
Larimar Therapeutics, Inc. *	15,137	64,786
Leap Therapeutics, Inc. *	3,200	8,768
Lexicon Pharmaceuticals, Inc. *	46,637	93,740
Ligand Pharmaceuticals, Inc. *	7,105	475,538
Lineage Cell Therapeutics, Inc. *	68,183	104,320
Lipocine, Inc. *	2,942	14,622
Liquidia Corp. *	20,793	160,522
Longboard Pharmaceuticals, Inc. *	7,324	52,733
Lyell Immunopharma, Inc. *	61,098	176,573
Lyra Therapeutics, Inc. *	9,060	29,173
MacroGenics, Inc. *	24,123	115,067
Madrigal Pharmaceuticals, Inc. *	5,565	1,142,494
Magenta Therapeutics, Inc. *	27,369	21,950
Mallinckrodt plc *(a)	7,134	11,557
MannKind Corp. *	113,573	519,029
Maravai LifeSciences Holdings, Inc., Class A *	48,185	544,972
Marinus Pharmaceuticals, Inc. *	19,569	208,214
Matinas BioPharma Holdings, Inc. *	78,387	27,435
MaxCyte, Inc. *	38,683	172,913
MediciNova, Inc. *	17,843	42,466
Medpace Holdings, Inc. *	10,571	2,676,260
MEI Pharma, Inc. *	4,822	34,092
Merck & Co., Inc.	1,089,976	116,245,940
Merrimack Pharmaceuticals, Inc. *	5,681	68,229
Mersana Therapeutics, Inc. *	44,571	54,599
Mesa Laboratories, Inc.	2,222	285,883
Mettler-Toledo International, Inc. *	9,473	11,912,013
MiMedx Group, Inc. *	51,298	413,975
Mind Medicine MindMed, Inc. *	18,372	90,574
Mineralys Therapeutics, Inc. *	5,051	71,371
MiNK Therapeutics, Inc. *	1,744	3,261
Mirati Therapeutics, Inc. *	22,397	677,957
Miromatrix Medical, Inc. *	11,036	15,230
Mirum Pharmaceuticals, Inc. *	10,568	272,232
Moderna, Inc. *	141,286	16,623,711
Moleculin Biotech, Inc. *	5,479	3,469
Monte Rosa Therapeutics, Inc. *	13,679	96,711
Morphic Holding, Inc. *	15,572	883,400
Mustang Bio, Inc. *	5,943	30,904
MyMD Pharmaceuticals, Inc. *(a)	13,965	20,249
Myriad Genetics, Inc. *	34,998	782,205
NanoString Technologies, Inc. *	18,579	88,436
Natera, Inc. *	49,018	2,216,594
Nautilus Biotechnology, Inc. *	22,256	73,222
Nektar Therapeutics, Class A *	99,411	53,264
NeuBase Therapeutics, Inc. *	1,485	2,064
Neurocrine Biosciences, Inc. *	41,996	4,278,972
NextCure, Inc. *	10,000	17,200
SECURITY	NUMBER OF SHARES	VALUE ($)
Nkarta, Inc. *	14,673	33,601
Novavax, Inc. *(a)	37,078	344,084
NRX Pharmaceuticals, Inc. *	43,732	17,060
Nurix Therapeutics, Inc. *	17,851	173,333
Nuvalent, Inc., Class A *	11,495	573,026
Nuvation Bio, Inc. *	52,407	96,953
Nuvectis Pharma, Inc. *	2,330	32,737
Ocean Biomedical, Inc. *(a)	6,470	30,344
Ocular Therapeutix, Inc. *	36,014	163,504
Ocuphire Pharma, Inc. *	5,599	24,244
Olema Pharmaceuticals, Inc. *	18,580	160,717
Omega Therapeutics, Inc. *	9,399	52,540
Omeros Corp. *(a)	26,846	116,780
OmniAb, Inc. *	48,133	264,731
Oncternal Therapeutics, Inc. *	32,249	11,942
Optinose, Inc. *	36,174	43,590
Oragenics, Inc. *	1,680	6,551
Organogenesis Holdings, Inc., Class A *	29,326	125,222
Organon & Co.	108,433	2,383,357
Orgenesis, Inc. *	9,467	10,319
ORIC Pharmaceuticals, Inc. *(a)	16,653	139,219
Osmotica Pharmaceuticals plc *	13,322	5,342
Outlook Therapeutics, Inc. *(a)	62,495	108,116
Ovid therapeutics, Inc. *	26,321	94,492
Pacific Biosciences of California, Inc. *	99,022	1,308,081
Pacira BioSciences, Inc. *	19,757	718,167
Palatin Technologies, Inc. *	5,171	11,066
Paratek Pharmaceuticals, Inc. *	17,405	38,291
Pardes Biosciences, Inc. *	19,235	40,201
Passage Bio, Inc. *	7,891	6,952
PDS Biotechnology Corp. *(a)	13,278	75,884
PepGen, Inc. *(a)	4,814	28,836
Perrigo Co., plc	58,438	2,141,168
Personalis, Inc. *	22,941	54,141
Perspective Therapeutics, Inc. *	116,009	66,125
Pfizer, Inc.	2,425,115	87,449,647
PharmaCyte Biotech, Inc. *	5,947	15,819
Phathom Pharmaceuticals, Inc. *	11,258	171,234
PhenomeX, Inc. *	27,503	15,127
Phibro Animal Health Corp., Class A	8,185	118,519
Pieris Pharmaceuticals, Inc. *	35,732	7,897
Pliant Therapeutics, Inc. *	19,294	344,205
PMV Pharmaceuticals, Inc. *	14,570	95,288
Point Biopharma Global, Inc. *	33,543	299,874
Poseida Therapeutics, Inc., Class A *	19,911	34,446
Praxis Precision Medicines, Inc. *	21,152	20,943
Precigen, Inc. *	67,713	94,121
Precision BioSciences, Inc. *	51,273	29,636
Prelude Therapeutics, Inc. *	7,515	29,384
Prestige Consumer Healthcare, Inc. *	21,701	1,415,122
Prime Medicine, Inc. *(a)	4,291	64,665
ProKidney Corp. *(a)	4,137	53,036
ProPhase Labs, Inc. *(a)	5,896	42,923
Protagonist Therapeutics, Inc. *	23,130	448,722
Prothena Corp. plc *	17,365	1,195,928
PTC Therapeutics, Inc. *	31,922	1,287,733
Puma Biotechnology, Inc. *	19,453	70,420
Pyxis Oncology, Inc. *	6,524	16,832
Quanterix Corp. *	14,993	372,426
Quantum-Si, Inc. *	32,018	124,550
Quince Therapeutics, Inc. *	11,013	13,216
Rain Oncology, Inc. *	6,860	9,124
Rallybio Corp. *	7,128	42,625
Rani Therapeutics Holdings, Inc., Class A *	2,793	11,954
Rapid Micro Biosystems, Inc., Class A *	6,797	6,670

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RAPT Therapeutics, Inc. *	10,996	262,804
Reata Pharmaceuticals, Inc., Class A *	12,486	2,067,432
Recursion Pharmaceuticals, Inc., Class A *	55,755	787,261
Regeneron Pharmaceuticals, Inc. *	46,320	34,365,271
REGENXBIO, Inc. *	16,406	311,714
Regulus Therapeutics, Inc. *	9,113	12,758
Relay Therapeutics, Inc. *	38,801	488,893
Relmada Therapeutics, Inc. *	12,505	32,763
Reneo Pharmaceuticals, Inc. *	7,425	59,623
Repligen Corp. *	22,200	3,808,632
Replimune Group, Inc. *	15,469	325,932
Revance Therapeutics, Inc. *	36,568	864,102
Reviva Pharmaceuticals Holdings, Inc. *	4,892	23,188
REVOLUTION Medicines, Inc. *	39,863	1,046,404
Revvity, Inc.	53,788	6,613,235
Rezolute, Inc. *	13,757	25,726
Rhythm Pharmaceuticals, Inc. *	18,665	332,984
Rigel Pharmaceuticals, Inc. *	65,618	90,553
Rocket Pharmaceuticals, Inc. *	24,794	447,532
Roivant Sciences Ltd. *	48,823	584,900
Royalty Pharma plc, Class A	161,544	5,069,251
SAB Biotherapeutics, Inc. *	16,238	13,153
Sage Therapeutics, Inc. *	22,552	782,103
Sana Biotechnology, Inc. *	38,121	223,389
Sarepta Therapeutics, Inc. *	39,951	4,330,289
Savara, Inc. *	40,048	143,372
Scholar Rock Holding Corp. *	13,870	98,477
Scilex Holding Co. *(b)	30,357	157,300
scPharmaceuticals, Inc. *(a)	7,807	65,813
SCYNEXIS, Inc. *	8,875	26,181
Seagen, Inc. *	59,449	11,401,129
Seelos Therapeutics, Inc. *	39,148	59,896
Seer, Inc., Class A *	17,867	90,407
Selecta Biosciences, Inc. *	59,796	65,178
SELLAS Life Sciences Group, Inc. *	16,238	26,630
Sera Prognostics, Inc., Class A *	12,000	35,160
Seres Therapeutics, Inc. *	40,525	194,925
Shattuck Labs, Inc. *	20,881	53,247
SIGA Technologies, Inc.	17,097	98,137
Singular Genomics Systems, Inc. *	23,488	18,624
Societal CDMO, Inc. *	37,047	31,490
Solid Biosciences, Inc. *	4,276	18,430
SomaLogic, Inc. *	72,426	177,444
Sotera Health Co. *	43,614	827,794
Spectrum Pharmaceuticals, Inc. *	82,687	85,168
Spero Therapeutics, Inc. *	28,565	46,561
SpringWorks Therapeutics, Inc. *	19,223	603,218
Spruce Biosciences, Inc. *	15,289	34,400
Standard BioTools, Inc. *	31,192	76,420
Stoke Therapeutics, Inc. *	12,708	84,381
Summit Therapeutics, Inc. *(a)	46,158	96,932
Supernus Pharmaceuticals, Inc. *	23,188	711,640
Surface Oncology, Inc. *	44,721	43,384
Sutro Biopharma, Inc. *	23,381	104,513
Synaptogenix, Inc. *	4,572	3,389
Syndax Pharmaceuticals, Inc. *	28,799	613,995
Syneos Health, Inc. *	44,604	1,891,656
Synlogic, Inc. *	25,000	12,248
Synthetic Biologics, Inc. *	13,566	9,089
Syros Pharmaceuticals, Inc. *	4,670	18,587
Talaris Therapeutics, Inc. *	13,707	40,436
Tango Therapeutics, Inc. *	18,079	61,107
Tarsus Pharmaceuticals, Inc. *	8,807	193,842
Taysha Gene Therapies, Inc. *	16,140	10,865
Tenaya Therapeutics, Inc. *	14,896	72,097
Terns Pharmaceuticals, Inc. *	16,643	120,162
SECURITY	NUMBER OF SHARES	VALUE ($)
TG Therapeutics, Inc. *	60,796	1,257,869
TherapeuticsMD, Inc. *	7,060	28,664
Theravance Biopharma, Inc. *	21,449	212,131
Thermo Fisher Scientific, Inc.	165,745	90,937,652
Theseus Pharmaceuticals, Inc. *(a)	9,940	33,498
Third Harmonic Bio, Inc. *	5,232	37,095
Tracon Pharmaceuticals, Inc. *	22,638	6,812
Travere Therapeutics, Inc. *	29,285	503,409
Trevi Therapeutics, Inc. *	12,557	29,886
Twist Bioscience Corp. *	25,495	620,548
Tyra Biosciences, Inc. *	6,880	101,962
Ultragenyx Pharmaceutical, Inc. *	30,681	1,322,965
uniQure N.V. *	18,083	187,521
United Therapeutics Corp. *	20,093	4,876,973
UNITY Biotechnology, Inc. *	4,595	12,728
Vanda Pharmaceuticals, Inc. *	24,287	140,379
Vaxart, Inc. *	62,335	51,002
Vaxcyte, Inc. *	32,949	1,583,529
Vaxxinity, Inc., Class A *	22,917	61,647
Ventyx Biosciences, Inc. *	12,754	472,536
Vera Therapeutics, Inc., Class A *	12,309	231,040
Veracyte, Inc. *	30,348	833,053
Verastem, Inc. *	7,159	79,179
Vericel Corp. *	20,027	719,370
Verrica Pharmaceuticals, Inc. *(a)	7,637	44,600
Vertex Pharmaceuticals, Inc. *	110,570	38,958,234
Verve Therapeutics, Inc. *	18,886	386,974
Viatris, Inc.	517,898	5,453,466
Vigil Neuroscience, Inc. *	5,235	42,613
Viking Therapeutics, Inc. *	38,575	559,337
Vir Biotechnology, Inc. *	32,199	453,362
Viracta Therapeutics, Inc. *	12,430	19,267
Viridian Therapeutics, Inc. *	18,686	350,549
Vor BioPharma, Inc. *	17,792	53,732
Voyager Therapeutics, Inc. *	12,446	115,997
Waters Corp. *	25,520	7,048,879
WaVe Life Sciences Ltd. *	29,975	130,991
Werewolf Therapeutics, Inc. *	6,982	18,782
West Pharmaceutical Services, Inc.	32,005	11,779,120
X4 Pharmaceuticals, Inc. *	42,386	75,871
XBiotech, Inc. *	10,477	52,699
Xencor, Inc. *	25,852	627,945
Xeris Biopharma Holdings, Inc. *	60,840	158,792
Xilio Therapeutics, Inc. *	11,925	34,106
XOMA Corp. *	2,843	44,777
Y-mAbs Therapeutics, Inc. *	14,556	88,646
Zentalis Pharmaceuticals, Inc. *	24,484	653,968
Zevra Therapeutics, Inc. *(a)	11,139	54,358
Zoetis, Inc.	198,565	37,348,091
Zura Bio Ltd., Class A *(a)	5,513	37,929
Zynerba Pharmaceuticals, Inc. *	37,596	13,723
		1,447,243,914

Real Estate Management & Development 0.2%
Altisource Asset Management Corp. *	134	5,773
Altisource Portfolio Solutions S.A. *	9,415	46,228
AMREP Corp. *	2,361	42,522
Anywhere Real Estate, Inc. *	48,041	402,584
CBRE Group, Inc., Class A *	133,348	11,109,222
Compass, Inc., Class A *	119,397	500,273
CoStar Group, Inc. *	175,175	14,709,445
Cushman & Wakefield plc *	70,899	696,937
DigitalBridge Group, Inc.	63,571	1,018,407
Doma Holdings, Inc. *	1,501	12,413
Douglas Elliman, Inc.	28,072	62,039
eXp World Holdings, Inc.	31,554	786,957
Fathom Holdings, Inc. *	2,686	21,595
Forestar Group, Inc. *	6,845	201,791

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
FRP Holdings, Inc. *	2,978	170,848
Jones Lang LaSalle, Inc. *	20,507	3,415,441
Kennedy-Wilson Holdings, Inc.	52,161	860,656
Marcus & Millichap, Inc.	11,056	405,534
Maui Land & Pineapple Co., Inc. *	3,498	52,155
Newmark Group, Inc., Class A	53,804	372,324
Opendoor Technologies, Inc. *	224,501	1,147,200
Rafael Holdings, Inc., Class B *	1,046	2,092
RE/MAX Holdings, Inc., Class A	6,967	137,319
Redfin Corp. *	46,168	691,597
Seritage Growth Properties, Class A *	16,651	156,353
Stratus Properties, Inc.	3,398	96,435
Tejon Ranch Co. *	11,108	195,612
The Howard Hughes Corp. *	14,571	1,230,229
The RMR Group, Inc., Class A	6,145	144,899
The St. Joe Co.	14,358	911,446
Trinity Place Holdings, Inc. *	31,763	15,881
WeWork, Inc., Class A *	315,610	68,330
Zillow Group, Inc., Class A *	25,171	1,339,601
Zillow Group, Inc., Class C *	68,125	3,689,650
		44,719,788

Semiconductors & Semiconductor Equipment 6.9%
ACM Research, Inc., Class A *	17,500	229,250
Advanced Micro Devices, Inc. *	692,032	79,168,461
Aehr Test Systems *	11,116	579,811
Allegro MicroSystems, Inc. *	27,571	1,422,939
Alpha & Omega Semiconductor Ltd. *	9,994	328,603
Ambarella, Inc. *	16,219	1,352,989
Amkor Technology, Inc.	42,423	1,234,085
Amtech Systems, Inc. *	6,347	68,230
Analog Devices, Inc.	217,456	43,388,996
Applied Materials, Inc.	363,259	55,066,432
Atomera, Inc. *(a)	12,488	107,771
Axcelis Technologies, Inc. *	14,115	2,829,775
AXT, Inc. *	15,887	49,409
Broadcom, Inc.	179,236	161,070,431
CEVA, Inc. *	10,247	278,309
Cirrus Logic, Inc. *	23,648	1,910,758
Cohu, Inc. *	20,399	890,416
Credo Technology Group Holding Ltd. *	39,958	678,087
CVD Equipment Corp. *	3,009	23,891
Diodes, Inc. *	19,668	1,858,429
eMagin Corp. *	31,609	63,218
Enphase Energy, Inc. *	58,593	8,896,175
Entegris, Inc.	64,049	7,026,816
Everspin Technologies, Inc. *	8,698	83,588
First Solar, Inc. *	42,636	8,842,706
FormFactor, Inc. *	33,137	1,231,371
GSI Technology, Inc. *(a)	8,052	35,348
Ichor Holdings Ltd. *	12,049	466,537
Impinj, Inc. *	9,452	629,692
indie Semiconductor, Inc., Class A *	38,213	362,259
Intel Corp.	1,791,816	64,093,258
inTEST Corp. *	4,591	97,146
KLA Corp.	58,757	30,198,160
Kopin Corp. *	40,189	76,761
Kulicke & Soffa Industries, Inc.	24,079	1,441,851
Lam Research Corp.	57,770	41,507,167
Lattice Semiconductor Corp. *	58,952	5,361,095
MACOM Technology Solutions Holdings, Inc. *	21,873	1,529,360
Marvell Technology, Inc.	369,033	24,035,119
MaxLinear, Inc. *	31,865	786,110
Microchip Technology, Inc.	235,839	22,154,716
Micron Technology, Inc.	469,564	33,522,174
MKS Instruments, Inc.	24,746	2,701,521
SECURITY	NUMBER OF SHARES	VALUE ($)
Monolithic Power Systems, Inc.	19,346	10,823,894
Navitas Semiconductor Corp., Class A *	34,387	363,814
NVE Corp.	1,912	151,450
NVIDIA Corp.	1,062,432	496,463,849
NXP Semiconductors N.V.	111,809	24,931,171
ON Semiconductor Corp. *	185,203	19,955,623
Onto Innovation, Inc. *	20,965	2,606,369
PDF Solutions, Inc. *	12,456	572,851
Photronics, Inc. *	27,001	714,176
Pixelworks, Inc. *	21,959	37,550
Power Integrations, Inc.	24,619	2,391,490
Qorvo, Inc. *	42,910	4,720,958
QUALCOMM, Inc.	478,925	63,299,517
QuickLogic Corp. *	7,578	62,215
Rambus, Inc. *	46,611	2,918,315
Rigetti Computing, Inc. *(a)	30,086	74,914
Semtech Corp. *	27,200	794,240
Silicon Laboratories, Inc. *	13,805	2,058,878
SiTime Corp. *	7,254	935,839
SkyWater Technology, Inc. *	2,749	26,885
Skyworks Solutions, Inc.	68,381	7,820,735
SMART Global Holdings, Inc. *	21,681	576,715
SolarEdge Technologies, Inc. *	24,169	5,835,847
Synaptics, Inc. *	16,813	1,518,382
Teradyne, Inc.	66,299	7,487,809
Texas Instruments, Inc.	389,008	70,021,440
Transphorm, Inc. *	11,592	36,167
Ultra Clean Holdings, Inc. *	18,716	713,080
Universal Display Corp.	18,753	2,735,688
Veeco Instruments, Inc. *	21,581	607,721
Wolfspeed, Inc. *	53,532	3,527,759
		1,342,464,561

Software & Services 11.2%
8x8, Inc. *	46,219	219,078
A10 Networks, Inc.	27,651	429,143
Accenture plc, Class A	271,163	85,782,415
ACI Worldwide, Inc. *	46,527	1,078,961
Adeia, Inc.	47,028	565,277
Adobe, Inc. *	197,088	107,643,553
Agilysys, Inc. *	8,573	631,230
Akamai Technologies, Inc. *	65,864	6,224,148
Alarm.com Holdings, Inc. *	21,054	1,162,391
Alkami Technology, Inc. *	15,859	267,700
Altair Engineering, Inc., Class A *	22,787	1,707,658
Alteryx, Inc., Class A *	27,268	1,130,531
American Software, Inc., Class A	13,798	159,091
Amplitude, Inc., Class A *	27,091	313,714
ANSYS, Inc. *	37,396	12,793,172
Appfolio, Inc., Class A *	8,286	1,496,369
Appian Corp., Class A *	17,792	916,644
AppLovin Corp., Class A *	54,551	1,712,901
Arteris, Inc. *	9,920	75,293
Asana, Inc., Class A *	34,549	838,850
Aspen Technology, Inc. *	12,581	2,245,708
Atlassian Corp., Class A *	65,574	11,930,534
AudioEye, Inc. *	4,308	23,263
Aurora Innovation, Inc. *	206,338	676,789
Autodesk, Inc. *	92,256	19,557,349
AvePoint, Inc. *	39,999	247,994
Backblaze, Inc., Class A *	5,377	28,122
Bentley Systems, Inc., Class B	85,931	4,629,962
BigCommerce Holdings, Inc. *	27,578	298,118
Bill.com Holdings, Inc. *	41,658	5,221,414
Black Knight, Inc. *	67,349	4,735,982
Blackbaud, Inc. *	19,599	1,478,745
Blackline, Inc. *	23,829	1,383,988

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Blend Labs, Inc., Class A *(a)	73,956	97,622
Box, Inc., Class A *	61,960	1,936,250
Braze, Inc., Class A *	16,543	752,045
Brightcove, Inc. *	15,409	69,186
C3.ai, Inc., Class A *(a)	37,533	1,576,386
Cadence Design Systems, Inc. *	116,908	27,357,641
Castellum, Inc. *	34,318	15,996
CCC Intelligent Solutions Holdings, Inc. *	44,273	487,888
Cerence, Inc. *	17,854	496,520
Cipher Mining, Inc. *(a)	16,000	60,800
Cleanspark, Inc. *	52,035	312,730
Clear Secure, Inc., Class A	35,287	836,655
Clearwater Analytics Holdings, Inc., Class A *	34,487	594,211
Cloudflare, Inc., Class A *	124,101	8,534,426
Cognizant Technology Solutions Corp., Class A	218,623	14,435,677
CommVault Systems, Inc. *	19,014	1,481,761
Computer Task Group, Inc. *	7,864	62,204
Confluent, Inc., Class A *	80,434	2,778,190
Consensus Cloud Solutions, Inc. *	7,116	230,630
CoreCard Corp. *	2,218	53,298
Couchbase, Inc. *	10,823	180,636
Crowdstrike Holdings, Inc., Class A *	96,883	15,662,106
CS Disco, Inc. *	8,360	81,426
CSP, Inc.	2,909	37,293
Datadog, Inc., Class A *	108,094	12,616,732
Dave, Inc. *(a)	5,855	36,477
DecisionPoint Systems, Inc. *	4,188	21,819
Digimarc Corp. *(a)	5,752	170,259
Digital Turbine, Inc. *	39,598	429,242
DigitalOcean Holdings, Inc. *	24,086	1,192,739
DocuSign, Inc., Class A *	86,665	4,664,310
Dolby Laboratories, Inc., Class A	25,298	2,241,656
Domo, Inc., Class B *	14,774	264,011
DoubleVerify Holdings, Inc. *	38,142	1,605,778
Dropbox, Inc., Class A *	115,113	3,102,295
D-Wave Quantum, Inc. *(a)	23,310	48,951
DXC Technology Co. *	97,809	2,704,419
Dynatrace, Inc. *	93,186	5,096,342
E2open Parent Holdings, Inc. *	73,998	381,090
Ebix, Inc.	10,319	319,476
eGain Corp. *	7,634	56,263
Elastic N.V. *	33,576	2,231,125
Embark Technology, Inc. *(a)	13,001	37,313
Enfusion, Inc., Class A *	7,152	77,599
EngageSmart, Inc. *	12,468	236,393
Envestnet, Inc. *	23,278	1,442,770
EPAM Systems, Inc. *	24,883	5,892,543
Everbridge, Inc. *	16,799	518,081
EverCommerce, Inc. *	12,868	150,298
Expensify, Inc., Class A *	18,547	149,489
Fair Isaac Corp. *	10,653	8,926,894
Fastly, Inc., Class A *	49,899	916,645
Five9, Inc. *	30,610	2,686,027
ForgeRock, Inc., Class A *	15,506	320,199
Fortinet, Inc. *	280,662	21,813,051
Freshworks, Inc., Class A *	71,818	1,340,124
Gartner, Inc. *	34,030	12,032,668
Gen Digital, Inc.	243,990	4,745,605
Gitlab, Inc., Class A *	28,346	1,406,812
Glimpse Group, Inc. *	1,370	5,083
GoDaddy, Inc., Class A *	66,694	5,141,440
Grid Dynamics Holdings, Inc. *	23,721	247,173
Guidewire Software, Inc. *	34,871	2,957,758
HashiCorp, Inc., Class A *	41,090	1,216,675
HubSpot, Inc. *	21,444	12,449,314
Informatica, Inc., Class A *	15,704	299,004
SECURITY	NUMBER OF SHARES	VALUE ($)
Information Services Group, Inc.	16,112	82,977
Instructure Holdings, Inc. *	7,414	201,438
Intapp, Inc. *	9,260	380,216
Intellicheck, Inc. *	12,962	33,442
InterDigital, Inc.	11,361	1,053,051
International Business Machines Corp.	389,203	56,115,288
Intrusion, Inc. *	5,866	6,159
Intuit, Inc.	120,520	61,670,084
Issuer Direct Corp. *	1,318	28,139
Jamf Holding Corp. *	19,093	414,700
Kaltura, Inc. *	33,164	66,991
Kyndryl Holdings, Inc. *	88,065	1,202,968
Latch, Inc. *	46,892	81,592
LivePerson, Inc. *	29,329	139,313
LiveRamp Holdings, Inc. *	27,198	776,231
LiveVox Holdings, Inc. *	12,597	36,657
Manhattan Associates, Inc. *	26,778	5,104,422
Marathon Digital Holdings, Inc. *(a)	71,998	1,250,605
MariaDB PLC *	13,835	12,851
Matterport, Inc. *	104,115	352,950
MeridianLink, Inc. *	8,842	197,530
Microsoft Corp.	3,193,797	1,072,859,953
MicroStrategy, Inc., Class A *	4,717	2,065,480
Mitek Systems, Inc. *	18,641	190,325
Model N, Inc. *	14,577	485,706
MongoDB, Inc., Class A *	29,991	12,698,189
N-Able, Inc. *	29,867	420,229
nCino, Inc. *	33,092	1,070,526
NCR Corp. *	60,548	1,627,530
New Relic, Inc. *	24,928	2,093,453
NextNav, Inc. *(a)	7,000	22,470
Nutanix, Inc., Class A *	99,010	2,990,102
Okta, Inc. *	66,504	5,111,497
Olo, Inc., Class A *	44,208	347,475
OMNIQ Corp. *	3,906	13,788
ON24, Inc.	17,135	151,645
OneSpan, Inc. *	14,940	205,276
Oracle Corp.	660,525	77,433,346
PagerDuty, Inc. *	36,528	946,806
Palantir Technologies, Inc., Class A *	772,808	15,332,511
Palo Alto Networks, Inc. *	129,857	32,459,056
Park City Group, Inc.	6,299	62,612
Pegasystems, Inc.	17,857	941,957
Perficient, Inc. *	14,822	945,495
PFSweb, Inc.	6,123	27,798
Phunware, Inc. *	55,482	22,692
Porch Group, Inc. *	33,000	44,880
PowerSchool Holdings, Inc., Class A *	16,828	406,733
Procore Technologies, Inc. *	30,089	2,282,251
Progress Software Corp.	18,695	1,122,822
PROS Holdings, Inc. *	18,413	699,694
PTC, Inc. *	45,323	6,608,547
Q2 Holdings, Inc. *	25,051	888,559
Qualys, Inc. *	14,380	1,995,944
Quantum Computing, Inc. *	10,216	14,507
Rackspace Technology, Inc. *	28,860	66,955
Rapid7, Inc. *	26,026	1,194,854
Red Violet, Inc. *	5,306	109,887
Rekor Systems, Inc. *	22,007	66,901
Research Solutions, Inc. *	18,069	38,848
Rimini Street, Inc. *	21,843	59,413
RingCentral, Inc., Class A *	33,156	1,371,332
Riot Platforms, Inc. *	76,842	1,423,114
Roper Technologies, Inc.	45,792	22,577,746
Salesforce, Inc. *	420,667	94,654,282
Samsara, Inc., Class A *	52,661	1,471,348
SecureWorks Corp., Class A *	5,067	38,915

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SEMrush Holdings, Inc., Class A *	17,212	182,619
SentinelOne, Inc., Class A *	101,128	1,685,804
ServiceNow, Inc. *	87,490	51,006,670
Smartsheet, Inc., Class A *	56,926	2,527,514
Smith Micro Software, Inc. *	24,721	28,058
Snowflake, Inc., Class A *	124,623	22,146,753
SolarWinds Corp. *	20,785	219,074
SoundHound AI, Inc., Class A *(a)	59,130	137,773
SoundThinking, Inc. *	3,910	88,835
Splunk, Inc. *	65,409	7,085,757
Sprinklr, Inc., Class A *	33,873	475,577
Sprout Social, Inc., Class A *	20,873	1,192,683
SPS Commerce, Inc. *	15,600	2,814,084
Squarespace, Inc., Class A *	17,641	584,623
Synchronoss Technologies, Inc. *	37,860	37,478
Synopsys, Inc. *	65,515	29,599,677
Telos Corp. *	25,409	63,777
Tenable Holdings, Inc. *	49,284	2,398,159
Teradata Corp. *	43,028	2,446,142
Terawulf, Inc. *	50,627	147,831
The Hackett Group, Inc.	9,720	225,990
Thoughtworks Holding, Inc. *	27,607	195,734
Tucows, Inc., Class A *	4,136	127,761
Twilio, Inc., Class A *	75,236	4,967,833
Tyler Technologies, Inc. *	17,997	7,138,150
UiPath, Inc., Class A *	153,836	2,781,355
Unisys Corp. *	28,890	157,162
Unity Software, Inc. *	95,765	4,389,868
Upland Software, Inc. *	13,488	53,278
Varonis Systems, Inc., Class B *	47,281	1,356,965
Verint Systems, Inc. *	27,662	1,033,729
VeriSign, Inc. *	38,966	8,219,878
Veritone, Inc. *(a)	11,260	51,965
Vertex, Inc., Class A *	17,186	356,781
Viant Technology, Inc., Class A *	10,390	50,288
VMware, Inc., Class A *	89,738	14,145,401
Weave Communications, Inc. *	12,631	151,572
WM Technology, Inc. *	40,927	45,429
Workday, Inc., Class A *	88,282	20,934,311
Workiva, Inc., Class A *	19,911	2,096,429
Xperi, Inc. *	20,285	266,139
Yext, Inc. *	46,726	454,177
Zeta Global Holdings Corp., Class A *	55,186	508,815
Zoom Video Communications, Inc., Class A *	94,688	6,945,365
Zscaler, Inc. *	36,712	5,887,871
Zuora, Inc., Class A *	53,921	632,493
		2,182,844,286

Technology Hardware & Equipment 8.3%
908 Devices, Inc. *	8,267	57,538
ADTRAN Holdings, Inc.	33,081	321,878
Advanced Energy Industries, Inc.	16,209	2,029,043
Aeva Technologies, Inc. *	58,086	72,608
AEye, Inc. *	68,009	26,524
Airgain, Inc. *	7,096	33,706
Akoustis Technologies, Inc. *	28,099	67,157
Amphenol Corp., Class A	256,923	22,688,870
Apple Inc.	6,350,764	1,247,607,588
Applied Optoelectronics, Inc. *(a)	9,729	65,671
Arista Networks, Inc. *	107,171	16,621,150
Arlo Technologies, Inc. *	40,417	459,137
Arrow Electronics, Inc. *	24,177	3,446,190
AstroNova, Inc. *	4,083	58,101
Aviat Networks, Inc. *	4,936	150,894
Avid Technology, Inc. *	14,380	342,819
Avnet, Inc.	39,184	1,900,424
Badger Meter, Inc.	12,477	2,054,213
SECURITY	NUMBER OF SHARES	VALUE ($)
Bel Fuse, Inc., Class A	1,180	63,673
Bel Fuse, Inc., Class B	4,185	224,525
Belden, Inc.	18,105	1,749,667
Benchmark Electronics, Inc.	14,875	394,336
Boxlight Corp., Class A *	5,871	13,797
Calix, Inc. *	24,990	1,127,299
Cambium Networks Corp. *	4,047	65,561
CDW Corp.	57,919	10,834,907
Ciena Corp. *	64,087	2,704,471
Cisco Systems, Inc.	1,758,746	91,525,142
Clearfield, Inc. *	5,453	254,873
ClearSign Technologies Corp. *	25,555	33,477
Coda Octopus Group, Inc. *	1,343	11,644
Cognex Corp.	73,802	4,031,065
Coherent Corp. *	60,169	2,849,604
CommScope Holding Co., Inc. *	88,343	397,544
CompoSecure, Inc. *(a)	5,277	39,155
Comtech Telecommunications Corp.	11,741	119,289
Corning, Inc.	328,617	11,153,261
Corsair Gaming, Inc. *	17,044	314,973
CPI Card Group, Inc. *	1,805	44,060
CTS Corp.	13,417	598,801
Daktronics, Inc. *	15,645	112,488
Dell Technologies, Inc., Class C	109,009	5,768,756
Digi International, Inc. *	15,032	630,292
DZS, Inc. *	6,832	25,757
Eastman Kodak Co. *	29,007	159,248
EMCORE Corp. *	11,147	7,393
ePlus, Inc. *	11,248	633,825
Evolv Technologies Holdings, Inc. *	31,854	209,599
Extreme Networks, Inc. *	55,202	1,467,821
F5, Inc. *	25,950	4,106,328
Fabrinet *	15,642	1,933,977
FARO Technologies, Inc. *	8,279	137,349
Focus Universal, Inc. *	10,500	18,900
Frequency Electronics, Inc.	4,719	32,608
Genasys, Inc. *	20,918	58,361
Harmonic, Inc. *	48,599	725,097
Hewlett Packard Enterprise Co.	556,682	9,675,133
HP, Inc.	374,651	12,299,792
Identiv, Inc. *	8,288	63,900
Immersion Corp.	13,101	92,493
Infinera Corp. *	81,798	368,091
Inseego Corp. *	42,053	32,213
Insight Enterprises, Inc. *	12,503	1,834,065
Intevac, Inc. *	11,887	42,555
IonQ, Inc. *	66,312	1,276,506
IPG Photonics Corp. *	13,349	1,754,726
Iteris, Inc. *	21,639	90,018
Itron, Inc. *	19,611	1,542,797
Jabil, Inc.	56,587	6,262,483
Juniper Networks, Inc.	138,473	3,849,549
Key Tronic Corp. *	4,943	28,917
Keysight Technologies, Inc. *	77,080	12,416,046
Kimball Electronics, Inc. *	10,963	319,900
Knowles Corp. *	40,205	734,545
KVH Industries, Inc. *	5,414	46,344
Lantronix, Inc. *	11,128	50,076
LightPath Technologies, Inc., Class A *	24,173	43,270
Lightwave Logic, Inc. *(a)	49,166	330,396
Littelfuse, Inc.	10,687	3,255,260
Lumentum Holdings, Inc. *	29,766	1,558,548
Luna Innovations, Inc. *	15,596	140,988
Methode Electronics, Inc.	15,172	510,386
MicroVision, Inc. *(a)	76,762	307,048
Mirion Technologies, Inc., Class A *	52,479	396,216
Motorola Solutions, Inc.	72,241	20,706,438
Movano, Inc. *	16,747	23,613

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Movella Holdings, Inc. *	14,710	27,361
Napco Security Technologies, Inc.	12,442	466,326
National Instruments Corp.	56,365	3,325,535
Neonode, Inc. *	4,440	18,604
NetApp, Inc.	92,589	7,222,868
NETGEAR, Inc. *	13,065	178,207
NetScout Systems, Inc. *	28,598	799,314
nLight, Inc. *	20,404	293,818
Novanta, Inc. *	15,347	2,714,884
One Stop Systems, Inc. *	12,911	36,667
OSI Systems, Inc. *	6,538	779,526
Ouster, Inc. *(a)	11,961	74,039
PAR Technology Corp. *	12,016	415,633
PC Connection, Inc.	4,459	215,860
PCTEL, Inc.	8,960	44,352
Plexus Corp. *	12,143	1,195,964
Powerfleet, Inc. *	11,361	30,788
Presto Automation, Inc. *(a)	1,038	4,131
Pure Storage, Inc., Class A *	124,298	4,597,783
Quantum Corp. *	57,798	62,422
Red Cat Holdings, Inc. *	18,398	18,766
Research Frontiers, Inc. *	21,870	36,742
RF Industries Ltd. *	7,044	26,626
Ribbon Communications, Inc. *	38,255	121,651
Richardson Electronics Ltd./United States	5,554	76,645
Rogers Corp. *	7,967	1,343,316
Sanmina Corp. *	24,792	1,523,716
ScanSource, Inc. *	10,228	307,761
Seagate Technology Holdings plc	82,725	5,253,038
SmartRent, Inc. *	54,496	216,894
Sono-Tek Corp. *	2,719	12,888
Super Micro Computer, Inc. *	19,581	6,467,017
TD SYNNEX Corp.	17,668	1,744,008
TE Connectivity Ltd.	135,966	19,509,761
Teledyne Technologies, Inc. *	20,215	7,773,274
Tingo Group, Inc. *(a)	61,490	86,701
TransAct Technologies, Inc. *	3,397	27,108
Trimble, Inc. *	106,696	5,740,245
TTM Technologies, Inc. *	43,639	626,656
Turtle Beach Corp. *	6,086	68,468
Ubiquiti, Inc.	1,828	324,744
ViaSat, Inc. *	32,706	1,011,924
Viavi Solutions, Inc. *	96,616	1,050,216
Vishay Intertechnology, Inc.	55,251	1,555,316
Vishay Precision Group, Inc. *	5,394	201,790
Vontier Corp.	66,725	2,063,804
Vuzix Corp. *(a)	26,677	140,855
Wayside Technology Group, Inc.	1,603	77,553
Western Digital Corp. *	137,558	5,854,469
Wireless Telecom Group, Inc. *	17,985	38,128
Wrap Technologies, Inc. *(a)	21,515	41,954
Xerox Holdings Corp.	48,642	777,299
Zebra Technologies Corp., Class A *	22,390	6,895,224
		1,616,153,385

Telecommunication Services 0.8%
Anterix, Inc. *	8,567	240,476
AST SpaceMobile, Inc., Class A *	26,087	111,913
AT&T, Inc.	3,074,447	44,640,970
ATN International, Inc.	5,256	191,003
Charge Enterprises, Inc. *	38,686	36,783
Cogent Communications Holdings, Inc.	18,826	1,152,904
Consolidated Communications Holdings, Inc. *	28,849	103,279
EchoStar Corp., Class A *	15,741	305,848
SECURITY	NUMBER OF SHARES	VALUE ($)
Frontier Communications Parent, Inc. *	95,225	1,734,047
GCI Liberty, Inc. *(b)	35,715	6,449
Globalstar, Inc. *	306,760	331,301
Gogo, Inc. *	27,853	419,745
IDT Corp., Class B *	8,928	211,772
Iridium Communications, Inc.	54,138	2,844,952
KORE Group Holdings, Inc. *	12,000	15,000
Liberty Global plc, Class A *	73,597	1,366,696
Liberty Global plc, Class C *	103,657	2,048,262
Liberty Latin America Ltd., Class A *	15,888	133,459
Liberty Latin America Ltd., Class C *	61,742	513,693
Lumen Technologies, Inc.	398,859	713,958
NII Holdings, Inc. Escrow *(b)	28,127	16,876
Ooma, Inc. *	9,711	145,665
Radius Global Infrastructure, Inc., Class A *	35,650	531,542
Shenandoah Telecommunications Co.	21,835	407,660
Spok Holdings, Inc.	9,849	144,386
SurgePays, Inc. *	2,477	14,590
Telephone & Data Systems, Inc.	41,799	335,228
T-Mobile US, Inc. *	247,766	34,134,722
United States Cellular Corp. *	5,896	104,418
Verizon Communications, Inc.	1,807,412	61,596,601
		154,554,198

Transportation 1.9%
Air Transport Services Group, Inc. *	23,833	480,473
Alaska Air Group, Inc. *	54,536	2,652,086
Allegiant Travel Co. *	6,715	830,646
American Airlines Group, Inc. *	282,442	4,730,903
ArcBest Corp.	10,461	1,216,824
Avis Budget Group, Inc. *	10,183	2,243,213
Bird Global, Inc., Class A *	4,230	10,490
Blade Air Mobility, Inc. *	26,008	108,453
C.H. Robinson Worldwide, Inc.	49,988	5,007,798
Covenant Logistics Group, Inc., Class A	3,394	185,855
CSX Corp.	871,821	29,049,076
Daseke, Inc. *	19,052	148,225
Delta Air Lines, Inc.	275,634	12,750,829
Eagle Bulk Shipping, Inc. (a)	4,187	193,398
Expeditors International of Washington, Inc.	65,618	8,353,171
FedEx Corp.	99,136	26,761,763
Forward Air Corp.	10,964	1,302,962
Frontier Group Holdings, Inc. *	16,091	149,646
FTAI Infrastructure, Inc.	43,117	153,065
Genco Shipping & Trading Ltd.	14,017	203,247
GXO Logistics, Inc. *	51,230	3,435,996
Hawaiian Holdings, Inc. *	23,476	272,087
Heartland Express, Inc.	18,795	307,298
Hertz Global Holdings, Inc. *	67,082	1,130,332
Hub Group, Inc., Class A *	13,809	1,244,605
JB Hunt Transport Services, Inc.	35,691	7,278,823
JetBlue Airways Corp. *	143,460	1,114,684
Joby Aviation, Inc. *(a)	144,592	1,294,098
Kirby Corp. *	25,967	2,115,791
Knight-Swift Transportation Holdings, Inc.	69,190	4,203,293
Landstar System, Inc.	15,180	3,090,496
Lyft, Inc., Class A *	142,047	1,805,417
Marten Transport Ltd.	24,450	554,037
Matson, Inc.	15,481	1,446,854
Mesa Air Group, Inc. *	12,880	28,851
Norfolk Southern Corp.	97,655	22,811,231

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Old Dominion Freight Line, Inc.	38,587	16,186,861
P.A.M. Transportation Services, Inc. *	3,071	79,416
Pangaea Logistics Solutions Ltd.	13,298	92,687
Radiant Logistics, Inc. *	16,850	129,745
RXO, Inc. *	49,898	1,100,251
Ryder System, Inc.	19,907	2,033,500
Saia, Inc. *	11,426	4,834,798
Schneider National, Inc., Class B	16,152	497,643
SkyWest, Inc. *	19,023	836,822
Southwest Airlines Co.	257,979	8,812,563
Spirit Airlines, Inc.	47,850	875,655
Sun Country Airlines Holdings, Inc. *	14,296	308,222
TuSimple Holdings, Inc., Class A *	61,687	144,348
Uber Technologies, Inc. *	869,145	42,987,912
U-Haul Holding Co.	4,034	245,509
U-Haul Holding Co. - Non Voting	37,767	2,160,650
Union Pacific Corp.	262,138	60,821,259
United Airlines Holdings, Inc. *	141,547	7,687,418
United Parcel Service, Inc., Class B	311,239	58,242,154
Universal Logistics Holdings, Inc.	3,300	102,597
Werner Enterprises, Inc.	25,074	1,178,979
XPO, Inc. *	49,960	3,459,230
Yellow Corp. *	13,029	22,931
		361,507,166

Utilities 2.4%
ALLETE, Inc.	24,735	1,420,531
Alliant Energy Corp.	109,729	5,896,836
Altus Power, Inc., Class A *	18,211	124,017
Ameren Corp.	112,584	9,645,071
American Electric Power Co., Inc.	221,460	18,766,520
American States Water Co.	15,639	1,382,644
American Water Works Co., Inc.	83,945	12,376,011
Artesian Resources Corp., Class A	2,941	133,992
Atmos Energy Corp.	61,630	7,500,987
Avangrid, Inc.	29,923	1,109,545
Avista Corp.	32,777	1,266,503
Black Hills Corp.	28,622	1,726,765
Cadiz, Inc. *	22,878	94,715
California Water Service Group	24,419	1,294,695
CenterPoint Energy, Inc.	270,520	8,139,947
Chesapeake Utilities Corp.	7,516	888,692
Clearway Energy, Inc., Class A	14,344	353,866
Clearway Energy, Inc., Class C	35,971	949,994
CMS Energy Corp.	125,567	7,668,377
Consolidated Edison, Inc.	147,861	14,026,094
Consolidated Water Co., Ltd.	7,055	137,996
Constellation Energy Corp.	138,975	13,431,934
Dominion Energy, Inc.	360,071	19,281,802
DTE Energy Co.	88,877	10,158,641
Duke Energy Corp.	330,734	30,963,317
Edison International	164,492	11,836,844
Entergy Corp.	90,744	9,319,409
Essential Utilities, Inc.	102,857	4,349,823
Evergy, Inc.	98,718	5,920,118
Eversource Energy	149,863	10,839,591
Exelon Corp.	425,293	17,802,765
FirstEnergy Corp.	231,369	9,113,625
Genie Energy Ltd., Class B	9,550	128,066
Global Water Resources, Inc.	4,694	59,614
Hawaiian Electric Industries, Inc.	47,139	1,809,666
IDACORP, Inc.	21,782	2,239,625
MGE Energy, Inc.	15,717	1,261,132
Middlesex Water Co.	7,892	634,675
Montauk Renewables, Inc. *	25,936	226,940
National Fuel Gas Co.	39,141	2,078,779
New Jersey Resources Corp.	41,506	1,855,318
NextEra Energy, Inc.	869,196	63,712,067
SECURITY	NUMBER OF SHARES	VALUE ($)
NiSource, Inc.	178,654	4,973,727
Northwest Natural Holding Co.	14,999	644,507
NorthWestern Corp.	25,944	1,465,058
NRG Energy, Inc.	99,225	3,769,558
OGE Energy Corp.	85,976	3,108,032
ONE Gas, Inc.	23,827	1,885,431
Ormat Technologies, Inc.	22,300	1,812,990
Otter Tail Corp.	17,988	1,457,208
PG&E Corp. *	695,227	12,242,947
Pinnacle West Capital Corp.	48,627	4,027,288
PNM Resources, Inc.	37,120	1,663,718
Portland General Electric Co.	41,437	1,975,302
PPL Corp.	316,091	8,701,985
Public Service Enterprise Group, Inc.	213,001	13,444,623
Pure Cycle Corp. *	8,445	104,042
RGC Resources, Inc.	3,883	78,126
Sempra Energy	135,067	20,127,684
SJW Group	12,159	856,723
Southwest Gas Holdings, Inc.	28,489	1,878,565
Spire, Inc.	22,405	1,424,286
Spruce Power Holding Corp. *	69,465	67,381
Sunnova Energy International, Inc. *(a)	43,239	763,601
The AES Corp.	288,071	6,230,976
The Southern Co.	468,394	33,883,622
The York Water Co.	6,196	256,081
UGI Corp.	90,241	2,435,605
Unitil Corp.	7,063	367,559
Via Renewables, Inc., Class A	1,312	10,719
Vistra Corp.	150,161	4,213,518
WEC Energy Group, Inc.	135,802	12,203,168
Xcel Energy, Inc.	236,863	14,858,416
		472,859,995
Total Common Stocks (Cost $9,723,665,897)		19,327,346,385

PREFERRED STOCKS 0.0% OF NET ASSETS

Software & Services 0.0%
SRAX, Inc. *(b)	9,789	587
Total Preferred Stocks (Cost $530)		587

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	5,747	14,201
Carisma Therapeutics, Inc. CVR *(b)	67,895	0
F-star Therapeutics, Inc. Agonist CVR *(b)	975	421
F-star Therapeutics, Inc. Antagonist CVR *(b)	975	421
IMARA, Inc. CVR *(b)	11,519	3,686
Satsuma Pharmaceuticals, Inc. CVR *(b)	5,234	995
		19,724

Semiconductors & Semiconductor Equipment 0.0%
Transphorm, Inc. strike USD 3.30 *(b)	11,592	0
Total Rights (Cost $4,680)		19,724

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (d)(e)	38,098,229	38,098,229
Total Short-Term Investments (Cost $38,098,229)		38,098,229
Total Investments in Securities (Cost $9,761,769,336)		19,365,464,925

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/15/23	131	13,189,080	427,066
S&P 500 Index, e-mini, expires 09/15/23	313	72,216,925	1,198,675
			1,625,741

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $36,730,283.
(b)	Fair valued using significant unobservable inputs (see Notes for additional information).
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
The Charles Schwab Corp.	$50,203,015	$1,441,150	($943,989)	($442,741)	($8,367,419)	$41,890,016	633,737	$459,839

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$16,130,938,703	$—	$—	$16,130,938,703
Equity Real Estate Investment Trusts (REITs)	528,981,703	—	0 *	528,981,703
Health Care Equipment & Services	1,065,627,867	—	0 *	1,065,627,867
Pharmaceuticals, Biotechnology & Life Sciences	1,447,086,614	—	157,300	1,447,243,914
Telecommunication Services	154,530,873	—	23,325	154,554,198
Preferred Stocks[1]
Software & Services	—	—	587	587
Rights[1]
Pharmaceuticals, Biotechnology & Life Sciences	—	—	19,724 *	19,724
Semiconductors & Semiconductor Equipment	—	—	0 *	0
Short-Term Investments[1]	38,098,229	—	—	38,098,229
Futures Contracts[2]	1,625,741	—	—	1,625,741
Total	$19,366,889,730	$—	$200,936	$19,367,090,666

*	Level 3 amount shown includes securities determined to have no value at July 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab U.S. Large-Cap Growth Index Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 3.3%
Tesla, Inc. *	162,172	43,369,658

Banks 0.1%
First Citizens BancShares, Inc., Class A	70	100,191
NU Holdings Ltd., Class A *	92,962	739,978
		840,169

Capital Goods 3.0%
A.O. Smith Corp.	738	53,601
Advanced Drainage Systems, Inc.	3,646	444,776
Allegion plc	4,855	567,355
Allison Transmission Holdings, Inc.	521	30,577
Armstrong World Industries, Inc.	740	57,246
Axon Enterprise, Inc. *	4,040	751,157
BWX Technologies, Inc.	809	55,821
Caterpillar, Inc.	22,757	6,034,474
ChargePoint Holdings, Inc. *(a)	15,848	137,244
Deere & Co.	14,987	6,438,415
Donaldson Co., Inc.	3,005	188,804
EMCOR Group, Inc.	947	203,643
Fastenal Co.	25,211	1,477,617
Ferguson plc	627	101,336
Graco, Inc.	4,038	320,335
HEICO Corp.	2,502	440,302
HEICO Corp., Class A	4,194	588,628
Honeywell International, Inc.	5,058	981,910
Hubbell, Inc., Class B	1,435	447,720
IDEX Corp.	332	74,969
Illinois Tool Works, Inc.	14,549	3,831,043
Lincoln Electric Holdings, Inc.	3,063	614,775
Lockheed Martin Corp.	13,300	5,936,721
Northrop Grumman Corp.	482	214,490
Otis Worldwide Corp.	1,592	144,808
Quanta Services, Inc.	2,294	462,516
Rockwell Automation, Inc.	6,780	2,280,046
SiteOne Landscape Supply, Inc. *	846	143,820
Spirit AeroSystems Holdings, Inc., Class A *	588	18,710
The Boeing Co. *	4,450	1,062,882
The Toro Co.	6,075	617,524
Trane Technologies plc	3,945	786,791
TransDigm Group, Inc.	511	459,757
Trex Co., Inc. *	6,313	436,481
United Rentals, Inc.	816	379,179
Valmont Industries, Inc.	66	17,473
Vertiv Holdings Co., Class A	1,524	39,639
W.W. Grainger, Inc.	2,627	1,940,013
Watsco, Inc.	487	184,178
SECURITY	NUMBER OF SHARES	VALUE ($)
WillScot Mobile Mini Holdings Corp. *	2,797	134,116
Xylem, Inc.	1,604	180,851
		39,281,743

Commercial & Professional Services 1.8%
Automatic Data Processing, Inc.	20,865	5,159,080
Booz Allen Hamilton Holding Corp., Class A	7,655	926,867
Broadridge Financial Solutions, Inc.	5,744	964,532
Ceridian HCM Holding, Inc. *	738	52,258
Cintas Corp.	4,543	2,280,768
Copart, Inc. *	25,301	2,236,355
Equifax, Inc.	4,956	1,011,421
FTI Consulting, Inc. *	345	60,430
Genpact Ltd.	2,619	94,520
KBR, Inc.	2,978	183,117
MSA Safety, Inc.	372	61,752
Paychex, Inc.	18,925	2,374,520
Paycom Software, Inc.	3,033	1,118,449
Paycor HCM, Inc. *	1,413	37,953
Paylocity Holding Corp. *	2,416	548,070
RB Global, Inc.	8,142	524,996
Rollins, Inc.	12,891	526,340
Tetra Tech, Inc.	537	90,866
Verisk Analytics, Inc., Class A	8,393	1,921,493
Waste Management, Inc.	21,539	3,527,873
		23,701,660

Consumer Discretionary Distribution & Retail 8.9%
Amazon.com, Inc. *	528,982	70,714,314
AutoZone, Inc. *	899	2,231,066
Best Buy Co., Inc.	1,587	131,800
Burlington Stores, Inc. *	3,803	675,489
CarMax, Inc. *	506	41,801
Coupang, Inc., Class A *	64,726	1,174,777
Dick's Sporting Goods, Inc.	253	35,673
eBay, Inc.	2,196	97,744
Etsy, Inc. *	4,036	410,259
Five Below, Inc. *	3,211	668,980
Floor & Decor Holdings, Inc., Class A *	6,108	701,504
Lowe’s Cos., Inc.	25,733	6,028,470
Murphy USA, Inc.	1,095	336,198
Ollie's Bargain Outlet Holdings, Inc. *	1,286	93,724
O'Reilly Automotive, Inc. *	3,034	2,808,847
Pool Corp.	2,246	864,126
RH *	167	64,824
Ross Stores, Inc.	18,434	2,113,274
The Home Depot, Inc.	59,558	19,882,843
The TJX Cos., Inc.	67,741	5,861,629
Tractor Supply Co.	6,434	1,441,151
Ulta Beauty, Inc. *	2,936	1,305,933
Valvoline, Inc.	2,657	100,886
Victoria's Secret & Co. *	1,922	39,382

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wayfair, Inc., Class A *	1,728	134,559
Williams-Sonoma, Inc.	474	65,715
		118,024,968

Consumer Durables & Apparel 0.6%
Brunswick Corp.	299	25,807
Crocs, Inc. *	3,582	388,110
Deckers Outdoor Corp. *	1,527	830,215
Lululemon Athletica, Inc. *	6,534	2,473,315
NIKE, Inc., Class B	37,280	4,115,339
NVR, Inc. *	17	107,209
Peloton Interactive, Inc., Class A *	18,159	176,324
Polaris, Inc.	247	33,552
Skechers U.S.A., Inc., Class A *	534	29,680
Tapestry, Inc.	852	36,764
Tempur Sealy International, Inc.	1,924	85,868
TopBuild Corp. *	120	32,872
YETI Holdings, Inc. *	4,996	212,829
		8,547,884

Consumer Services 3.0%
Airbnb, Inc., Class A *	23,802	3,622,426
Booking Holdings, Inc. *	2,183	6,485,256
Bright Horizons Family Solutions, Inc. *	406	39,394
Caesars Entertainment, Inc. *	4,800	283,296
Chipotle Mexican Grill, Inc., Class A *	1,615	3,169,082
Choice Hotels International, Inc.	1,758	229,859
Churchill Downs, Inc.	4,146	480,314
Darden Restaurants, Inc.	3,435	580,240
Domino’s Pizza, Inc.	2,050	813,317
DoorDash, Inc., Class A *	13,855	1,257,896
DraftKings, Inc., Class A *	24,533	779,659
Expedia Group, Inc. *	6,236	764,097
Grand Canyon Education, Inc. *	454	49,282
H&R Block, Inc.	5,738	192,854
Hilton Worldwide Holdings, Inc.	6,906	1,073,814
Las Vegas Sands Corp. *	18,220	1,089,738
Marriott International, Inc., Class A	14,840	2,994,860
McDonald’s Corp.	17,747	5,203,420
Norwegian Cruise Line Holdings Ltd. *	5,795	127,896
Planet Fitness, Inc., Class A *	2,298	155,207
Royal Caribbean Cruises Ltd. *	4,148	452,588
Service Corp. International	3,061	204,016
Starbucks Corp.	66,337	6,737,849
Texas Roadhouse, Inc., Class A	3,906	435,714
The Wendy's Co.	10,088	216,791
Travel & Leisure Co.	1,802	73,396
Vail Resorts, Inc.	220	51,808
Wingstop, Inc.	1,776	299,398
Wyndham Hotels & Resorts, Inc.	306	23,844
Wynn Resorts Ltd.	362	39,451
Yum! Brands, Inc.	14,436	1,987,404
		39,914,166

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	2,150	46,720
BJ's Wholesale Club Holdings, Inc. *	2,688	178,241
Casey's General Stores, Inc.	299	75,545
Costco Wholesale Corp.	26,050	14,605,454
Dollar General Corp.	12,885	2,175,761
Performance Food Group Co. *	4,183	249,976
Sysco Corp.	29,854	2,278,159
Target Corp.	27,051	3,691,650
		23,301,506

SECURITY	NUMBER OF SHARES	VALUE ($)
Energy 0.5%
Antero Midstream Corp.	5,985	71,461
APA Corp.	15,938	645,330
Cheniere Energy, Inc.	14,236	2,304,239
Halliburton Co.	10,570	413,075
Hess Corp.	9,219	1,398,799
New Fortress Energy, Inc.	3,654	104,322
ONEOK, Inc.	1,377	92,314
Ovintiv, Inc.	6,282	289,537
Targa Resources Corp.	13,117	1,075,463
Texas Pacific Land Corp.	338	509,129
		6,903,669

Equity Real Estate Investment Trusts (REITs) 0.9%
American Tower Corp.	27,362	5,207,262
Crown Castle, Inc.	2,693	291,625
Equinix, Inc.	2,763	2,237,809
Equity LifeStyle Properties, Inc.	3,248	231,193
Iron Mountain, Inc.	8,390	515,146
Lamar Advertising Co., Class A	4,038	398,551
Public Storage	5,346	1,506,236
SBA Communications Corp., Class A	637	139,471
Simon Property Group, Inc.	4,184	521,326
Sun Communities, Inc.	1,503	195,841
UDR, Inc.	946	38,672
		11,283,132

Financial Services 5.5%
American Express Co.	11,500	1,942,120
Ameriprise Financial, Inc.	6,189	2,156,557
Apollo Global Management, Inc.	30,779	2,514,952
Ares Management Corp., Class A	9,403	932,966
Blackstone, Inc.	41,460	4,344,593
Block, Inc. *	11,820	951,865
Blue Owl Capital, Inc., Class A	3,666	45,165
Equitable Holdings, Inc.	21,463	615,773
Euronet Worldwide, Inc. *	1,365	119,942
FactSet Research Systems, Inc.	2,253	980,145
Fiserv, Inc. *	9,953	1,256,168
FleetCor Technologies, Inc. *	3,903	971,496
Houlihan Lokey, Inc., Class A	241	24,064
Jack Henry & Associates, Inc.	1,373	230,074
KKR & Co., Inc.	9,503	564,288
LPL Financial Holdings, Inc.	4,564	1,046,799
MarketAxess Holdings, Inc.	2,172	584,746
Mastercard, Inc., Class A	49,327	19,448,649
Moody's Corp.	8,513	3,002,961
Morningstar, Inc.	1,497	345,028
MSCI, Inc., Class A	2,288	1,254,007
PayPal Holdings, Inc. *	59,773	4,531,989
Rocket Cos., Inc., Class A *	2,882	31,500
S&P Global, Inc.	1,581	623,720
Shift4 Payments, Inc., Class A *	3,178	219,250
SLM Corp.	5,198	84,104
The Western Union Co.	3,182	38,757
Toast, Inc., Class A *	20,520	452,876
TPG, Inc.	981	28,871
Tradeweb Markets, Inc., Class A	2,356	192,697
UWM Holdings Corp.	2,410	15,810
Visa, Inc., Class A	95,220	22,636,651
WEX, Inc. *	1,099	208,096
XP, Inc., Class A *	1,582	42,730
		72,439,409

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 1.8%
Brown-Forman Corp., Class A	2,210	158,921
Brown-Forman Corp., Class B	8,565	604,689
Celsius Holdings, Inc. *	3,204	463,619
Constellation Brands, Inc., Class A	887	241,973
Freshpet, Inc. *	703	51,699
Lamb Weston Holdings, Inc.	8,029	832,045
Monster Beverage Corp. *	43,726	2,513,808
PepsiCo, Inc.	56,002	10,498,135
The Boston Beer Co., Inc., Class A *	507	188,320
The Coca-Cola Co.	113,621	7,036,548
The Hershey Co.	6,425	1,486,167
		24,075,924

Health Care Equipment & Services 4.4%
Abbott Laboratories	6,351	707,057
agilon health, Inc. *	14,625	280,069
Align Technology, Inc. *	4,483	1,694,081
AmerisourceBergen Corp.	9,520	1,779,288
Cardinal Health, Inc.	7,736	707,612
Certara, Inc. *	2,432	47,351
Chemed Corp.	604	314,738
Cigna Corp.	1,260	371,826
DaVita, Inc. *	3,172	323,512
DexCom, Inc. *	22,754	2,834,238
Doximity, Inc., Class A *	2,898	103,546
Edwards Lifesciences Corp. *	35,357	2,901,749
Elevance Health, Inc.	1,850	872,515
Encompass Health Corp.	313	20,667
GE Healthcare, Inc. *	1,765	137,670
HCA Healthcare, Inc.	2,466	672,749
Humana, Inc.	3,179	1,452,263
IDEXX Laboratories, Inc. *	4,837	2,683,229
Inspire Medical Systems, Inc. *	1,693	487,262
Insulet Corp. *	4,089	1,131,631
Intuitive Surgical, Inc. *	20,539	6,662,852
Masimo Corp. *	2,752	336,570
McKesson Corp.	3,071	1,235,770
Molina Healthcare, Inc. *	1,829	556,912
Novocure Ltd. *	6,223	203,119
Penumbra, Inc. *	2,114	641,303
ResMed, Inc.	8,539	1,898,647
Shockwave Medical, Inc. *	2,127	554,296
Stryker Corp.	5,330	1,510,575
Tandem Diabetes Care, Inc. *	516	18,019
UnitedHealth Group, Inc.	45,967	23,276,310
Veeva Systems, Inc., Class A *	8,574	1,750,982
		58,168,408

Household & Personal Products 0.7%
Church & Dwight Co., Inc.	12,857	1,230,029
Kimberly-Clark Corp.	18,567	2,397,000
The Clorox Co.	7,267	1,100,805
The Estee Lauder Cos., Inc., Class A	4,242	763,560
The Procter & Gamble Co.	26,086	4,077,242
		9,568,636

Insurance 0.7%
Arch Capital Group Ltd. *	2,981	231,594
Arthur J. Gallagher & Co.	719	154,441
Brighthouse Financial, Inc. *	275	14,336
Brown & Brown, Inc.	5,287	372,469
Everest Re Group Ltd.	325	117,166
Kinsale Capital Group, Inc.	1,267	472,122
Lincoln National Corp.	820	22,993
SECURITY	NUMBER OF SHARES	VALUE ($)
Marsh & McLennan Cos., Inc.	23,352	4,399,984
Primerica, Inc.	1,330	282,891
RenaissanceRe Holdings Ltd.	739	138,016
RLI Corp.	538	71,774
Ryan Specialty Holdings, Inc., Class A *	5,357	232,172
The Progressive Corp.	25,716	3,239,702
Willis Towers Watson plc	774	163,569
		9,913,229

Materials 0.7%
Ardagh Metal Packaging S.A.	7,135	26,970
Avery Dennison Corp.	1,537	282,823
Axalta Coating Systems Ltd. *	1,280	40,960
Eagle Materials, Inc.	1,361	250,928
Ecolab, Inc.	11,357	2,079,921
FMC Corp.	1,034	99,502
Ginkgo Bioworks Holdings, Inc. *	10,293	25,835
Graphic Packaging Holding Co.	9,726	235,369
Linde plc	2,709	1,058,325
PPG Industries, Inc.	3,466	498,757
RPM International, Inc.	1,415	146,184
Sealed Air Corp.	4,607	210,171
Southern Copper Corp.	4,952	433,003
The Scotts Miracle-Gro Co.	2,416	169,217
The Sherwin-Williams Co.	11,652	3,221,778
Vulcan Materials Co.	1,705	375,953
		9,155,696

Media & Entertainment 11.3%
Alphabet, Inc., Class A *	348,725	46,282,782
Alphabet, Inc., Class C *	302,160	40,220,518
Cable One, Inc.	34	24,614
Charter Communications, Inc., Class A *	6,043	2,448,563
Liberty Broadband Corp., Class A *	194	17,233
Liberty Broadband Corp., Class C *	1,449	129,149
Live Nation Entertainment, Inc. *	2,133	187,171
Match Group, Inc. *	15,265	709,975
Meta Platforms, Inc., Class A *	130,020	41,424,372
Netflix, Inc. *	25,783	11,317,964
Nexstar Media Group, Inc., Class A	720	134,438
Pinterest, Inc., Class A *	35,469	1,028,246
Playtika Holding Corp. *	1,430	17,074
ROBLOX Corp., Class A *	26,948	1,057,709
Roku, Inc. *	902	86,836
Spotify Technology S.A. *	8,163	1,219,634
The Trade Desk, Inc., Class A *	25,845	2,358,615
World Wrestling Entertainment, Inc., Class A	2,530	265,650
ZoomInfo Technologies, Inc., Class A *	10,216	261,223
		149,191,766

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
10X Genomics, Inc., Class A *	5,333	335,872
AbbVie, Inc.	103,732	15,516,233
Agilent Technologies, Inc.	14,106	1,717,688
Alnylam Pharmaceuticals, Inc. *	5,846	1,142,308
Amgen, Inc.	21,358	5,000,976
Apellis Pharmaceuticals, Inc. *	5,772	148,629
BioMarin Pharmaceutical, Inc. *	1,244	109,385
Bio-Techne Corp.	8,601	717,323
Bruker Corp.	6,218	427,301
Eli Lilly & Co.	49,755	22,616,135
Exact Sciences Corp. *	3,661	357,094
Exelixis, Inc. *	13,643	268,904
Horizon Therapeutics plc *	11,612	1,164,335
ICON plc, ADR *	715	179,758

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Illumina, Inc. *	2,758	529,950
Incyte Corp. *	7,950	506,574
Ionis Pharmaceuticals, Inc. *	7,200	298,296
IQVIA Holdings, Inc. *	10,012	2,240,285
Jazz Pharmaceuticals plc *	1,863	242,973
Karuna Therapeutics, Inc. *	1,857	370,973
Maravai LifeSciences Holdings, Inc., Class A *	4,056	45,873
Medpace Holdings, Inc. *	1,371	347,096
Merck & Co., Inc.	27,503	2,933,195
Mettler-Toledo International, Inc. *	1,275	1,603,274
Natera, Inc. *	6,015	271,998
Neurocrine Biosciences, Inc. *	5,694	580,162
Regeneron Pharmaceuticals, Inc. *	411	304,925
Repligen Corp. *	1,397	239,669
Roivant Sciences Ltd. *	13,708	164,222
Sarepta Therapeutics, Inc. *	5,210	564,712
Seagen, Inc. *	8,227	1,577,774
Sotera Health Co. *	4,239	80,456
Thermo Fisher Scientific, Inc.	13,978	7,669,170
Ultragenyx Pharmaceutical, Inc. *	3,963	170,885
Vertex Pharmaceuticals, Inc. *	13,867	4,885,899
Waters Corp. *	3,440	950,162
West Pharmaceutical Services, Inc.	4,350	1,600,974
Zoetis, Inc.	27,203	5,116,612
		82,998,050

Real Estate Management & Development 0.1%
CoStar Group, Inc. *	10,327	867,158

Semiconductors & Semiconductor Equipment 9.6%
Advanced Micro Devices, Inc. *	53,616	6,133,670
Allegro MicroSystems, Inc. *	3,957	204,221
Applied Materials, Inc.	41,960	6,360,716
Broadcom, Inc.	23,999	21,566,701
Enphase Energy, Inc. *	7,815	1,186,551
Entegris, Inc.	457	50,137
KLA Corp.	8,062	4,143,465
Lam Research Corp.	7,471	5,367,839
Lattice Semiconductor Corp. *	8,001	727,611
Microchip Technology, Inc.	22,672	2,129,808
Monolithic Power Systems, Inc.	2,667	1,492,160
NVIDIA Corp.	139,499	65,186,488
QUALCOMM, Inc.	57,195	7,559,463
Teradyne, Inc.	7,782	878,899
Texas Instruments, Inc.	21,845	3,932,100
Universal Display Corp.	1,246	181,767
		127,101,596

Software & Services 19.4%
Accenture plc, Class A	37,159	11,755,250
Adobe, Inc. *	26,935	14,711,089
Alteryx, Inc., Class A *	3,563	147,722
ANSYS, Inc. *	4,212	1,440,925
AppLovin Corp., Class A *	3,553	111,564
Atlassian Corp., Class A *	8,499	1,546,308
Autodesk, Inc. *	12,688	2,689,729
Bentley Systems, Inc., Class B	10,446	562,830
Cadence Design Systems, Inc. *	15,905	3,721,929
Cloudflare, Inc., Class A *	16,890	1,161,525
Confluent, Inc., Class A *	10,913	376,935
Crowdstrike Holdings, Inc., Class A *	12,406	2,005,554
Datadog, Inc., Class A *	16,036	1,871,722
DocuSign, Inc., Class A *	11,854	637,982
DoubleVerify Holdings, Inc. *	6,721	282,954
Dropbox, Inc., Class A *	13,646	367,760
SECURITY	NUMBER OF SHARES	VALUE ($)
Dynatrace, Inc. *	12,859	703,259
Elastic N.V. *	4,481	297,762
EPAM Systems, Inc. *	3,265	773,185
Fair Isaac Corp. *	1,424	1,193,269
Five9, Inc. *	4,161	365,128
Fortinet, Inc. *	38,665	3,005,044
Gartner, Inc. *	4,513	1,595,752
Gen Digital, Inc.	4,846	94,255
Gitlab, Inc., Class A *	2,923	145,068
Globant S.A. *	2,438	425,992
GoDaddy, Inc., Class A *	5,447	419,909
HashiCorp, Inc., Class A *	3,855	114,147
HubSpot, Inc. *	2,713	1,575,032
Informatica, Inc., Class A *	276	5,255
Intuit, Inc.	16,063	8,219,437
Manhattan Associates, Inc. *	3,630	691,951
Microsoft Corp.	437,193	146,861,873
MongoDB, Inc., Class A *	3,856	1,632,630
nCino, Inc. *	343	11,096
New Relic, Inc. *	3,220	270,416
Nutanix, Inc., Class A *	3,402	102,740
Okta, Inc. *	551	42,350
Oracle Corp.	36,785	4,312,306
Palantir Technologies, Inc., Class A *	110,028	2,182,955
Palo Alto Networks, Inc. *	17,530	4,381,799
Pegasystems, Inc.	2,455	129,501
Procore Technologies, Inc. *	4,572	346,786
PTC, Inc. *	3,389	494,150
RingCentral, Inc., Class A *	4,955	204,939
Salesforce, Inc. *	41,960	9,441,420
SentinelOne, Inc., Class A *	1,457	24,288
ServiceNow, Inc. *	11,970	6,978,510
Smartsheet, Inc., Class A *	7,298	324,031
Snowflake, Inc., Class A *	18,218	3,237,521
Splunk, Inc. *	9,575	1,037,260
Synopsys, Inc. *	8,933	4,035,929
Teradata Corp. *	6,007	341,498
Twilio, Inc., Class A *	1,691	111,657
Tyler Technologies, Inc. *	1,835	727,816
UiPath, Inc., Class A *	16,807	303,871
Unity Software, Inc. *	6,594	302,269
VeriSign, Inc. *	296	62,441
VMware, Inc., Class A *	12,646	1,993,389
Workday, Inc., Class A *	11,676	2,768,730
Zscaler, Inc. *	5,122	821,466
		256,501,860

Technology Hardware & Equipment 13.8%
Amphenol Corp., Class A	17,248	1,523,171
Apple Inc.	876,744	172,236,359
Arista Networks, Inc. *	14,719	2,282,770
CDW Corp.	7,480	1,399,283
HP, Inc.	11,071	363,461
Jabil, Inc.	4,900	542,283
Keysight Technologies, Inc. *	2,655	427,667
Motorola Solutions, Inc.	8,945	2,563,905
National Instruments Corp.	5,917	349,103
NetApp, Inc.	5,242	408,928
Pure Storage, Inc., Class A *	13,011	481,277
Ubiquiti, Inc.	232	41,215
Vontier Corp.	3,102	95,945
Zebra Technologies Corp., Class A *	529	162,911
		182,878,278

Telecommunication Services 0.0%
Iridium Communications, Inc.	6,851	360,020

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 1.2%
American Airlines Group, Inc. *	14,323	239,910
Avis Budget Group, Inc. *	425	93,623
C.H. Robinson Worldwide, Inc.	5,206	521,537
CSX Corp.	13,318	443,756
Delta Air Lines, Inc.	1,941	89,791
Expeditors International of Washington, Inc.	1,219	155,179
JB Hunt Transport Services, Inc.	950	193,743
Landstar System, Inc.	1,664	338,774
Lyft, Inc., Class A *	17,925	227,827
Old Dominion Freight Line, Inc.	5,400	2,265,246
Saia, Inc. *	182	77,011
Uber Technologies, Inc. *	113,998	5,638,341
U-Haul Holding Co.	198	12,050
U-Haul Holding Co. - Non Voting	1,760	100,690
Union Pacific Corp.	15,338	3,558,723
United Parcel Service, Inc., Class B	11,794	2,207,011
		16,163,212

Utilities 0.1%
The AES Corp.	23,590	510,252
Vistra Corp.	6,210	174,252
		684,504
Total Common Stocks (Cost $902,766,340)		1,315,236,301

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Growth ETF	4,500	1,280,880
Total Investment Companies (Cost $1,106,164)		1,280,880

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (b)	5,912,876	5,912,876
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (b)(c)	127,300	127,300
		6,040,176
Total Short-Term Investments (Cost $6,040,176)		6,040,176
Total Investments in Securities (Cost $909,912,680)		1,322,557,357

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 09/15/23	16	2,304,480	21,846
S&P 500 Index, e-mini, expires 09/15/23	11	2,537,975	4,499
			26,345

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $123,450.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-traded fund

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Financial Services 0.0%
The Charles Schwab Corp.	$3,444,771	$583,795	($2,802,402)	($581,993)	($644,171)	$—	—	$32,745

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,315,236,301	$—	$—	$1,315,236,301
Investment Companies[1]	1,280,880	—	—	1,280,880
Short-Term Investments[1]	6,040,176	—	—	6,040,176
Futures Contracts[2]	26,345	—	—	26,345
Total	$1,322,583,702	$—	$—	$1,322,583,702

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab U.S. Large-Cap Value Index Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 1.0%
Aptiv plc *	8,990	984,315
BorgWarner, Inc.	7,698	357,957
Ford Motor Co.	130,809	1,727,987
General Motors Co.	46,230	1,773,845
Gentex Corp.	7,813	262,360
Harley-Davidson, Inc.	4,336	167,413
Lear Corp.	1,933	299,151
Lucid Group, Inc. *	25,058	190,691
Phinia, Inc. *	1,521	43,151
QuantumScape Corp., Class A *(a)	9,528	126,818
Rivian Automotive, Inc., Class A *	17,056	471,428
Thor Industries, Inc.	1,693	195,525
		6,600,641

Banks 6.7%
Bank of America Corp.	231,424	7,405,568
Bank OZK	3,670	160,489
BOK Financial Corp.	938	83,557
Citigroup, Inc.	64,850	3,090,751
Citizens Financial Group, Inc.	15,981	515,547
Columbia Banking System, Inc.	6,924	154,751
Comerica, Inc.	4,406	237,748
Commerce Bancshares, Inc.	3,810	202,616
Cullen/Frost Bankers, Inc.	1,971	214,011
East West Bancorp, Inc.	4,678	291,018
F.N.B. Corp.	11,907	152,291
Fifth Third Bancorp	22,502	654,808
First Citizens BancShares, Inc., Class A	319	456,585
First Hawaiian, Inc.	4,282	88,595
First Horizon Corp.	17,605	239,956
Huntington Bancshares, Inc.	47,646	583,187
JPMorgan Chase & Co.	97,152	15,346,130
KeyCorp	31,038	382,078
M&T Bank Corp.	5,487	767,412
New York Community Bancorp, Inc.	23,719	328,983
NU Holdings Ltd., Class A *	23,969	190,793
Pinnacle Financial Partners, Inc.	2,505	190,129
Popular, Inc.	2,343	169,985
Prosperity Bancshares, Inc.	2,876	182,108
Regions Financial Corp.	30,977	631,001
Synovus Financial Corp.	4,793	162,483
The PNC Financial Services Group, Inc.	13,225	1,810,370
Truist Financial Corp.	44,068	1,463,939
U.S. Bancorp	50,939	2,021,260
Webster Financial Corp.	5,782	273,604
Wells Fargo & Co.	126,023	5,817,222
Western Alliance Bancorp	3,600	187,020
SECURITY	NUMBER OF SHARES	VALUE ($)
Wintrust Financial Corp.	2,026	170,913
Zions Bancorp NA	4,846	185,359
		44,812,267

Capital Goods 9.6%
3M Co.	18,331	2,043,906
A.O. Smith Corp.	3,650	265,099
Acuity Brands, Inc.	1,052	173,832
AECOM	4,361	379,407
AGCO Corp.	2,060	274,186
Air Lease Corp., Class A	3,445	145,861
Allegion plc	213	24,891
Allison Transmission Holdings, Inc.	2,732	160,341
AMETEK, Inc.	7,626	1,209,484
Armstrong World Industries, Inc.	1,072	82,930
Builders FirstSource, Inc. *	4,219	609,350
BWX Technologies, Inc.	2,499	172,431
Carlisle Cos., Inc.	1,688	467,914
Carrier Global Corp.	27,697	1,649,356
Caterpillar, Inc.	4,287	1,136,784
CNH Industrial NV	32,320	464,115
Core & Main, Inc., Class A *	2,854	90,215
Crane Co.	1,598	149,717
Crane NXT Co.	1,616	95,586
Cummins, Inc.	4,708	1,227,846
Curtiss-Wright Corp.	1,270	243,027
Deere & Co.	592	254,323
Donaldson Co., Inc.	2,359	148,216
Dover Corp.	4,625	675,111
Eaton Corp. plc	13,228	2,715,973
EMCOR Group, Inc.	1,013	217,836
Emerson Electric Co.	18,958	1,731,813
Esab Corp.	1,879	129,087
Fastenal Co.	4,718	276,522
Ferguson plc	6,478	1,046,974
Flowserve Corp.	4,356	164,483
Fortive Corp.	11,739	919,751
Fortune Brands Innovations, Inc.	4,211	299,276
Gates Industrial Corp. plc *	3,837	52,260
Generac Holdings, Inc. *	2,003	307,861
General Dynamics Corp.	8,160	1,824,413
General Electric Co.	36,030	4,116,067
Graco, Inc.	3,290	260,996
Hayward Holdings, Inc. *	3,580	47,829
HEICO Corp.	145	25,517
HEICO Corp., Class A	256	35,930
Hexcel Corp.	2,818	199,176
Honeywell International, Inc.	19,266	3,740,109
Howmet Aerospace, Inc.	12,570	642,830
Hubbell, Inc., Class B	971	302,952
Huntington Ingalls Industries, Inc.	1,290	296,274
IDEX Corp.	2,299	519,137
Illinois Tool Works, Inc.	1,845	485,825
Ingersoll Rand, Inc.	13,434	876,837
ITT, Inc.	2,752	274,099

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Johnson Controls International plc	22,827	1,587,618
L3Harris Technologies, Inc.	6,279	1,189,808
Lennox International, Inc.	1,065	391,324
Lincoln Electric Holdings, Inc.	118	23,684
Masco Corp.	7,491	454,554
MasTec, Inc. *	2,070	243,743
MDU Resources Group, Inc.	6,729	148,845
Mercury Systems, Inc. *	1,607	61,034
MSC Industrial Direct Co., Inc., Class A	1,530	154,408
Nordson Corp.	1,905	479,317
Northrop Grumman Corp.	4,501	2,002,945
nVent Electric plc	5,479	289,730
Oshkosh Corp.	2,151	198,043
Otis Worldwide Corp.	12,904	1,173,748
Owens Corning	2,991	418,710
PACCAR, Inc.	17,021	1,466,019
Parker-Hannifin Corp.	4,243	1,739,672
Pentair plc	5,465	379,817
Plug Power, Inc. *	17,163	225,179
Quanta Services, Inc.	3,530	711,719
RBC Bearings, Inc. *	942	212,939
Regal Rexnord Corp.	2,203	344,065
RTX Corp.	48,725	4,284,389
Sensata Technologies Holding plc	5,024	212,264
SiteOne Landscape Supply, Inc. *	997	169,490
Snap-on, Inc.	1,734	472,411
Spirit AeroSystems Holdings, Inc., Class A *	3,039	96,701
Stanley Black & Decker, Inc.	5,101	506,376
Sunrun, Inc. *	7,028	133,391
Textron, Inc.	6,660	517,948
The AZEK Co., Inc., Class A *	4,083	127,390
The Boeing Co. *	16,010	3,823,988
The Middleby Corp. *	1,772	269,078
The Timken Co.	2,062	191,477
Trane Technologies plc	5,332	1,063,414
TransDigm Group, Inc.	1,447	1,301,895
United Rentals, Inc.	1,818	844,788
Univar Solutions, Inc. *	5,119	185,001
Valmont Industries, Inc.	645	170,764
Vertiv Holdings Co., Class A	9,980	259,580
Watsco, Inc.	822	310,872
WESCO International, Inc.	1,474	258,790
Westinghouse Air Brake Technologies Corp.	5,941	703,652
WillScot Mobile Mini Holdings Corp. *	4,830	231,599
Woodward, Inc.	1,970	237,149
Xylem, Inc.	6,932	781,583
		64,704,666

Commercial & Professional Services 1.1%
Automatic Data Processing, Inc.	1,941	479,932
Broadridge Financial Solutions, Inc.	623	104,614
CACI International, Inc., Class A *	752	263,531
Ceridian HCM Holding, Inc. *	4,491	318,008
Cintas Corp.	311	156,134
Clarivate plc *	15,675	149,069
Clean Harbors, Inc. *	1,710	284,305
Concentrix Corp.	1,464	121,863
Driven Brands Holdings, Inc. *	2,018	52,206
Dun & Bradstreet Holdings, Inc.	8,838	104,465
Equifax, Inc.	1,251	255,304
FTI Consulting, Inc. *	896	156,943
Genpact Ltd.	4,451	160,636
Jacobs Solutions, Inc.	4,165	522,333
KBR, Inc.	2,828	173,894
Leidos Holdings, Inc.	4,548	425,374
ManpowerGroup, Inc.	1,677	132,282
MSA Safety, Inc.	1,012	167,992
Paycor HCM, Inc. *	971	26,081
SECURITY	NUMBER OF SHARES	VALUE ($)
RB Global, Inc.	1,437	92,658
Republic Services, Inc., Class A	6,883	1,040,090
Robert Half, Inc.	3,503	259,747
Science Applications International Corp.	1,771	214,893
SS&C Technologies Holdings, Inc.	7,183	418,410
Stericycle, Inc. *	3,067	130,317
Tetra Tech, Inc.	1,446	244,678
TransUnion	6,393	509,458
Waste Management, Inc.	1,372	224,720
		7,189,937

Consumer Discretionary Distribution & Retail 1.1%
Advance Auto Parts, Inc.	1,931	143,647
AutoNation, Inc. *	1,014	163,234
AutoZone, Inc. *	99	245,690
Bath & Body Works, Inc.	7,540	279,432
Best Buy Co., Inc.	5,602	465,246
CarMax, Inc. *	4,967	410,324
Dick's Sporting Goods, Inc.	1,854	261,414
eBay, Inc.	16,620	739,756
Etsy, Inc. *	1,785	181,445
GameStop Corp., Class A *(a)	8,956	198,823
Genuine Parts Co.	4,654	724,721
Kohl's Corp.	3,585	101,993
Lithia Motors, Inc., Class A	901	279,788
LKQ Corp.	8,818	483,138
Lowe’s Cos., Inc.	5,295	1,240,460
Macy's, Inc.	8,808	146,125
Murphy USA, Inc.	34	10,439
Nordstrom, Inc.	3,861	89,228
Ollie's Bargain Outlet Holdings, Inc. *	1,404	102,324
O'Reilly Automotive, Inc. *	305	282,366
Penske Automotive Group, Inc.	670	108,151
Petco Health & Wellness Co., Inc., Class A *	2,727	22,252
RH *	451	175,065
Ross Stores, Inc.	760	87,126
The Gap, Inc.	6,300	64,890
Valvoline, Inc.	4,191	159,132
Victoria's Secret & Co. *	1,404	28,768
Wayfair, Inc., Class A *	1,781	138,687
Williams-Sonoma, Inc.	1,865	258,564
		7,592,228

Consumer Durables & Apparel 1.5%
Brunswick Corp.	2,192	189,191
Capri Holdings Ltd. *	3,986	147,123
Carter's, Inc.	1,238	92,862
Columbia Sportswear Co.	1,158	91,030
D.R. Horton, Inc.	10,336	1,312,879
Garmin Ltd.	5,120	542,157
Hasbro, Inc.	4,352	280,965
Leggett & Platt, Inc.	4,412	129,095
Lennar Corp., Class A	8,263	1,047,996
Lennar Corp., Class B	445	51,135
Mattel, Inc. *	11,724	249,721
Mohawk Industries, Inc. *	1,746	185,670
Newell Brands, Inc.	12,673	141,431
NIKE, Inc., Class B	18,517	2,044,092
NVR, Inc. *	89	561,273
Polaris, Inc.	1,646	223,593
PulteGroup, Inc.	7,349	620,182
PVH Corp.	2,059	184,569
Ralph Lauren Corp., Class A	1,344	176,507
Skechers U.S.A., Inc., Class A *	4,251	236,271
Tapestry, Inc.	7,358	317,498
Tempur Sealy International, Inc.	4,392	196,015
Toll Brothers, Inc.	3,678	295,454

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TopBuild Corp. *	987	270,369
Under Armour, Inc., Class A *	6,150	49,569
Under Armour, Inc., Class C *	5,965	44,260
VF Corp.	11,644	230,668
Whirlpool Corp.	1,782	257,071
		10,168,646

Consumer Services 1.6%
ADT, Inc.	6,815	43,480
Aramark	7,723	311,778
Boyd Gaming Corp.	2,429	165,949
Bright Horizons Family Solutions, Inc. *	1,666	161,652
Caesars Entertainment, Inc. *	4,049	238,972
Carnival Corp. *	32,933	620,458
Darden Restaurants, Inc.	2,124	358,786
DoorDash, Inc., Class A *	2,165	196,560
Expedia Group, Inc. *	1,282	157,084
Grand Canyon Education, Inc. *	737	80,001
H&R Block, Inc.	1,734	58,280
Hilton Worldwide Holdings, Inc.	4,621	718,519
Hyatt Hotels Corp., Class A	1,537	194,200
Las Vegas Sands Corp. *	730	43,661
Marriott Vacations Worldwide Corp.	1,217	156,397
McDonald’s Corp.	14,275	4,185,430
MGM Resorts International	9,925	503,892
Mister Car Wash, Inc. *	2,426	24,090
Norwegian Cruise Line Holdings Ltd. *	10,687	235,862
Penn Entertainment, Inc. *	5,105	134,210
Planet Fitness, Inc., Class A *	1,493	100,837
Royal Caribbean Cruises Ltd. *	5,417	591,049
Service Corp. International	3,152	210,081
Travel & Leisure Co.	1,315	53,560
Vail Resorts, Inc.	1,200	282,588
Wyndham Hotels & Resorts, Inc.	2,579	200,956
Wynn Resorts Ltd.	3,249	354,076
Yum! Brands, Inc.	1,108	152,538
		10,534,946

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	12,532	272,321
BJ's Wholesale Club Holdings, Inc. *	2,872	190,442
Casey's General Stores, Inc.	1,062	268,325
Dollar Tree, Inc. *	6,928	1,069,198
Grocery Outlet Holding Corp. *	3,178	106,304
Performance Food Group Co. *	2,686	160,515
The Kroger Co.	21,662	1,053,640
U.S. Foods Holding Corp. *	7,548	322,526
Walgreens Boots Alliance, Inc.	23,872	715,444
Walmart, Inc.	47,403	7,577,844
		11,736,559

Energy 8.2%
Antero Midstream Corp.	7,316	87,353
Antero Resources Corp. *	9,446	252,680
APA Corp.	1,147	46,442
Baker Hughes Co., Class A	33,635	1,203,797
Chesapeake Energy Corp.	4,226	356,421
Chevron Corp.	57,456	9,403,249
ConocoPhillips	40,429	4,759,302
Coterra Energy, Inc.	25,044	689,712
Devon Energy Corp.	21,360	1,153,440
Diamondback Energy, Inc.	5,989	882,299
DTE Midstream LLC *	3,232	172,977
EOG Resources, Inc.	19,481	2,581,817
EQT Corp.	12,010	506,582
Exxon Mobil Corp.	134,978	14,475,041
SECURITY	NUMBER OF SHARES	VALUE ($)
Halliburton Co.	23,827	931,159
Hess Corp.	4,056	615,417
HF Sinclair Corp.	4,721	245,917
Kinder Morgan, Inc.	65,074	1,152,461
Marathon Oil Corp.	20,517	538,982
Marathon Petroleum Corp.	14,661	1,950,206
NOV, Inc.	13,066	262,365
Occidental Petroleum Corp.	23,252	1,467,899
ONEOK, Inc.	14,024	940,169
Ovintiv, Inc.	4,421	203,764
PDC Energy, Inc.	2,841	215,603
Phillips 66	15,359	1,713,296
Pioneer Natural Resources Co.	7,759	1,750,973
Range Resources Corp.	7,811	245,500
Schlumberger Ltd.	47,339	2,761,757
Southwestern Energy Co. *	36,631	237,369
TechnipFMC plc *	14,621	268,149
The Williams Cos., Inc.	40,491	1,394,915
Valero Energy Corp.	11,972	1,543,310
		55,010,323

Equity Real Estate Investment Trusts (REITs) 4.5%
Agree Realty Corp.	2,985	193,368
Alexandria Real Estate Equities, Inc.	5,687	714,742
American Homes 4 Rent, Class A	11,002	412,355
Americold Realty Trust, Inc.	8,995	291,618
Apartment Income REIT Corp.	4,911	169,626
AvalonBay Communities, Inc.	4,640	875,336
Boston Properties, Inc.	5,225	348,142
Brixmor Property Group, Inc.	9,970	226,718
Camden Property Trust	3,426	373,742
Cousins Properties, Inc.	5,006	122,297
Crown Castle, Inc.	12,847	1,391,202
CubeSmart	7,450	323,032
Digital Realty Trust, Inc.	9,660	1,203,829
EastGroup Properties, Inc.	1,461	258,860
EPR Properties	2,479	110,663
Equinix, Inc.	1,543	1,249,707
Equity LifeStyle Properties, Inc.	3,983	283,510
Equity Residential	12,381	816,403
Essex Property Trust, Inc.	2,113	514,621
Extra Space Storage, Inc.	6,945	969,314
Federal Realty Investment Trust	2,693	273,393
First Industrial Realty Trust, Inc.	4,396	227,273
Gaming & Leisure Properties, Inc.	8,315	394,630
Healthcare Realty Trust, Inc., Class A	12,487	243,871
Healthpeak Properties, Inc.	18,229	397,939
Highwoods Properties, Inc.	3,501	88,470
Host Hotels & Resorts, Inc.	23,553	433,375
Invitation Homes, Inc.	20,272	719,656
Iron Mountain, Inc.	4,820	295,948
Kilroy Realty Corp.	3,885	138,695
Kimco Realty Corp.	20,158	408,401
Lamar Advertising Co., Class A	645	63,662
Medical Properties Trust, Inc.	19,770	199,479
Mid-America Apartment Communities, Inc.	3,846	575,592
National Storage Affiliates Trust	2,681	90,591
NNN REIT, Inc.	6,043	257,915
Omega Healthcare Investors, Inc.	7,801	248,852
Park Hotels & Resorts, Inc.	7,123	97,086
Prologis, Inc.	30,761	3,837,435
Public Storage	2,188	616,469
Rayonier, Inc.	4,889	161,924
Realty Income Corp.	21,943	1,337,865
Regency Centers Corp.	5,671	371,621
Rexford Industrial Realty, Inc.	6,673	367,616
SBA Communications Corp., Class A	3,202	701,078
Simon Property Group, Inc.	8,430	1,050,378

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Spirit Realty Capital, Inc.	4,693	189,269
STAG Industrial, Inc.	5,998	217,727
Sun Communities, Inc.	3,202	417,221
UDR, Inc.	10,241	418,652
Ventas, Inc.	13,244	642,599
VICI Properties, Inc., Class A	33,276	1,047,528
Vornado Realty Trust	5,900	132,632
Welltower, Inc.	16,508	1,356,132
Weyerhaeuser Co.	24,308	827,930
WP Carey, Inc.	7,063	476,964
		30,174,953

Financial Services 10.2%
Affiliated Managers Group, Inc.	1,199	166,229
Affirm Holdings, Inc. *	7,247	140,519
AGNC Investment Corp.	19,240	196,056
Ally Financial, Inc.	8,901	271,836
American Express Co.	13,200	2,229,216
Annaly Capital Management, Inc.	16,445	330,380
Berkshire Hathaway, Inc., Class B *	60,845	21,415,020
BlackRock, Inc.	4,956	3,661,741
Block, Inc. *	11,347	913,774
Blue Owl Capital, Inc., Class A	12,665	156,033
Capital One Financial Corp.	12,587	1,472,931
Cboe Global Markets, Inc.	3,504	489,439
CME Group, Inc.	11,912	2,370,011
Coinbase Global, Inc., Class A *	5,552	547,483
Corebridge Financial, Inc.	4,987	93,307
Credit Acceptance Corp. *	215	119,669
Discover Financial Services	8,413	887,992
Euronet Worldwide, Inc. *	796	69,944
Evercore, Inc., Class A	1,161	156,805
Fidelity National Information Services, Inc.	19,669	1,187,614
Fiserv, Inc. *	14,884	1,878,510
FleetCor Technologies, Inc. *	163	40,572
Franklin Resources, Inc.	9,371	274,008
Global Payments, Inc.	8,688	957,852
Houlihan Lokey, Inc., Class A	1,533	153,070
Interactive Brokers Group, Inc., Class A	3,324	290,285
Intercontinental Exchange, Inc.	18,362	2,107,958
Invesco Ltd.	12,187	204,742
Jack Henry & Associates, Inc.	1,635	273,977
Janus Henderson Group plc	4,346	127,555
Jefferies Financial Group, Inc.	6,603	242,924
KKR & Co., Inc.	16,163	959,759
Lazard Ltd., Class A	3,552	124,675
MGIC Investment Corp.	9,536	159,633
Moody's Corp.	447	157,679
Morgan Stanley	40,088	3,670,457
MSCI, Inc., Class A	1,295	709,764
Nasdaq, Inc.	11,381	574,627
Northern Trust Corp.	6,785	543,614
OneMain Holdings, Inc.	3,710	168,731
PayPal Holdings, Inc. *	3,474	263,399
Raymond James Financial, Inc.	6,512	716,776
Rithm Capital Corp.	16,046	161,744
Robinhood Markets, Inc., Class A *	22,112	284,360
Rocket Cos., Inc., Class A *	2,603	28,451
S&P Global, Inc.	9,809	3,869,749
SEI Investments Co.	3,407	214,607
SLM Corp.	4,932	79,800
SoFi Technologies, Inc. *	30,554	349,843
Starwood Property Trust, Inc.	9,814	203,542
State Street Corp.	11,121	805,605
Stifel Financial Corp.	3,368	214,003
Synchrony Financial	14,124	487,843
T. Rowe Price Group, Inc.	7,288	898,319
TFS Financial Corp.	1,649	23,927
SECURITY	NUMBER OF SHARES	VALUE ($)
The Bank of New York Mellon Corp.	26,335	1,194,556
The Carlyle Group, Inc.	7,027	250,513
The Charles Schwab Corp. (b)	49,107	3,245,973
The Goldman Sachs Group, Inc.	10,765	3,830,940
The Western Union Co.	10,548	128,475
TPG, Inc.	1,478	43,497
Tradeweb Markets, Inc., Class A	2,480	202,839
UWM Holdings Corp.	1,931	12,667
Virtu Financial, Inc., Class A	2,899	53,805
Voya Financial, Inc.	3,263	242,310
WEX, Inc. *	769	145,610
XP, Inc., Class A *	10,146	274,043
		68,723,587

Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	59,367	2,696,449
Archer-Daniels-Midland Co.	18,023	1,531,234
Brown-Forman Corp., Class A	325	23,371
Brown-Forman Corp., Class B	1,279	90,297
Bunge Ltd.	4,943	537,156
Campbell Soup Co.	6,300	288,666
Conagra Brands, Inc.	15,849	520,006
Constellation Brands, Inc., Class A	4,575	1,248,060
Darling Ingredients, Inc. *	5,279	365,571
Flowers Foods, Inc.	6,258	154,635
Freshpet, Inc. *	1,123	82,585
General Mills, Inc.	19,506	1,457,878
Hormel Foods Corp.	9,643	394,206
Ingredion, Inc.	2,199	244,661
Kellogg Co.	8,657	579,067
Keurig Dr Pepper, Inc.	31,768	1,080,430
Lamb Weston Holdings, Inc.	264	27,358
McCormick & Co., Inc. - Non Voting Shares	8,334	745,726
Molson Coors Beverage Co., Class B	5,823	406,271
Mondelez International, Inc., Class A	45,181	3,349,267
PepsiCo, Inc.	14,119	2,646,748
Philip Morris International, Inc.	51,583	5,143,857
Pilgrim's Pride Corp. *	1,331	32,969
Post Holdings, Inc. *	1,782	152,005
Seaboard Corp.	9	32,445
The Boston Beer Co., Inc., Class A *	23	8,543
The Coca-Cola Co.	65,452	4,053,442
The Hershey Co.	1,253	289,831
The JM Smucker Co.	3,412	514,018
The Kraft Heinz Co.	26,773	968,647
Tyson Foods, Inc., Class A	9,258	515,856
		30,181,255

Health Care Equipment & Services 6.5%
Abbott Laboratories	53,900	6,000,687
Acadia Healthcare Co., Inc. *	2,987	236,063
agilon health, Inc. *	967	18,518
Amedisys, Inc. *	1,039	94,383
Baxter International, Inc.	16,845	761,899
Becton, Dickinson & Co.	9,417	2,623,765
Boston Scientific Corp. *	47,661	2,471,223
Cardinal Health, Inc.	4,159	380,424
Centene Corp. *	18,223	1,240,804
Certara, Inc. *	2,470	48,091
Chemed Corp.	136	70,868
Cigna Corp.	8,987	2,652,064
CVS Health Corp.	42,564	3,179,105
Dentsply Sirona, Inc.	7,041	292,342
Doximity, Inc., Class A *	2,082	74,390
Elevance Health, Inc.	6,831	3,221,705
Encompass Health Corp.	3,031	200,137
Enovis Corp. *	1,751	111,889

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Envista Holdings Corp. *	5,459	187,844
GE Healthcare, Inc. *	11,967	933,426
Globus Medical, Inc., Class A *	2,625	158,209
HCA Healthcare, Inc.	5,388	1,469,900
Henry Schein, Inc. *	4,341	342,027
Hologic, Inc. *	8,053	639,569
Humana, Inc.	2,349	1,073,094
ICU Medical, Inc. *	675	120,272
Integra LifeSciences Holdings Corp. *	2,392	108,764
Laboratory Corp. of America Holdings	2,948	630,666
McKesson Corp.	2,816	1,133,158
Medtronic plc	44,137	3,873,463
Molina Healthcare, Inc. *	878	267,342
Premier, Inc., Class A	3,963	109,973
Quest Diagnostics, Inc.	3,707	501,224
QuidelOrtho Corp. *	1,779	155,414
R1 RCM, Inc. *	5,137	88,767
STERIS plc	3,290	742,060
Stryker Corp.	8,803	2,494,858
Tandem Diabetes Care, Inc. *	1,807	63,100
Teladoc Health, Inc. *	5,409	161,026
Teleflex, Inc.	1,565	393,081
Tenet Healthcare Corp. *	3,362	251,242
The Cooper Cos., Inc.	1,619	633,450
UnitedHealth Group, Inc.	4,909	2,485,770
Universal Health Services, Inc., Class B	2,018	280,421
Zimmer Biomet Holdings, Inc.	6,974	963,458
		43,939,935

Household & Personal Products 2.0%
Church & Dwight Co., Inc.	858	82,085
Colgate-Palmolive Co.	27,361	2,086,550
Coty, Inc., Class A *	11,999	144,468
Kimberly-Clark Corp.	645	83,270
Olaplex Holdings, Inc. *	4,225	15,210
Reynolds Consumer Products, Inc.	1,759	48,689
Spectrum Brands Holdings, Inc.	1,345	105,461
The Estee Lauder Cos., Inc., Class A	5,231	941,580
The Procter & Gamble Co.	63,508	9,926,300
		13,433,613

Insurance 3.7%
Aflac, Inc.	19,978	1,445,208
American Financial Group, Inc.	2,423	294,661
American International Group, Inc.	24,353	1,467,999
Aon plc, Class A	6,740	2,146,690
Arch Capital Group Ltd. *	10,238	795,390
Arthur J. Gallagher & Co.	6,629	1,423,909
Assurant, Inc.	1,746	234,854
Assured Guaranty Ltd.	1,898	113,462
Axis Capital Holdings Ltd.	2,589	142,706
Brighthouse Financial, Inc. *	2,007	104,625
Brown & Brown, Inc.	4,819	339,499
Chubb Ltd.	13,675	2,795,307
Cincinnati Financial Corp.	5,082	546,722
CNA Financial Corp.	841	32,934
Everest Re Group Ltd.	1,220	439,822
Fidelity National Financial, Inc.	8,556	335,139
First American Financial Corp.	3,306	209,534
Globe Life, Inc.	2,956	331,575
Kemper Corp.	1,951	99,442
Lincoln National Corp.	5,105	143,144
Loews Corp.	6,251	391,625
Markel Group, Inc. *	435	630,624
Marsh & McLennan Cos., Inc.	3,253	612,930
MetLife, Inc.	21,481	1,352,659
Old Republic International Corp.	9,055	249,646
SECURITY	NUMBER OF SHARES	VALUE ($)
Primerica, Inc.	429	91,248
Principal Financial Group, Inc.	8,055	643,353
Prudential Financial, Inc.	12,233	1,180,362
Reinsurance Group of America, Inc.	2,215	310,875
RenaissanceRe Holdings Ltd.	1,206	225,233
RLI Corp.	1,043	139,147
The Allstate Corp.	8,702	980,541
The Hanover Insurance Group, Inc.	1,182	134,133
The Hartford Financial Services Group, Inc.	10,148	729,438
The Progressive Corp.	4,891	616,168
The Travelers Cos., Inc.	7,632	1,317,360
Unum Group	6,476	314,798
W.R. Berkley Corp.	7,085	437,074
White Mountains Insurance Group Ltd.	84	129,950
Willis Towers Watson plc	3,090	653,010
		24,582,796

Materials 4.8%
Air Products & Chemicals, Inc.	7,366	2,249,061
Albemarle Corp.	3,901	828,104
Alcoa Corp.	5,857	211,965
Amcor plc	49,303	505,849
AptarGroup, Inc.	2,179	264,661
Ardagh Metal Packaging S.A.	323	1,221
Ashland, Inc.	1,673	152,845
Avery Dennison Corp.	1,805	332,138
Axalta Coating Systems Ltd. *	6,503	208,096
Ball Corp.	10,207	599,049
Berry Global Group, Inc.	4,045	265,231
Celanese Corp., Class A	3,265	409,398
CF Industries Holdings, Inc.	6,514	534,669
Cleveland-Cliffs, Inc. *	16,928	298,779
Corteva, Inc.	23,678	1,336,150
Crown Holdings, Inc.	3,534	327,814
Dow, Inc.	23,467	1,325,181
DuPont de Nemours, Inc.	15,245	1,183,469
Eagle Materials, Inc.	396	73,011
Eastman Chemical Co.	3,950	338,041
Ecolab, Inc.	1,820	333,315
Element Solutions, Inc.	7,433	155,796
FMC Corp.	3,540	340,654
Freeport-McMoRan, Inc.	47,402	2,116,499
Ginkgo Bioworks Holdings, Inc. *(a)	46,649	117,089
Graphic Packaging Holding Co.	4,590	111,078
Huntsman Corp.	5,776	171,952
International Flavors & Fragrances, Inc.	8,508	719,862
International Paper Co.	11,432	412,238
Linde plc	14,820	5,789,729
Louisiana-Pacific Corp.	2,140	162,918
LyondellBasell Industries N.V., Class A	8,565	846,736
Martin Marietta Materials, Inc.	2,057	918,368
MP Materials Corp. *	3,369	80,351
NewMarket Corp.	204	92,147
Newmont Corp.	26,522	1,138,324
Nucor Corp.	8,390	1,443,835
Olin Corp.	4,257	245,544
Packaging Corp. of America	2,923	448,242
PPG Industries, Inc.	5,859	843,110
Reliance Steel & Aluminum Co.	1,948	570,491
Royal Gold, Inc.	2,184	262,386
RPM International, Inc.	3,427	354,043
Sealed Air Corp.	2,158	98,448
Silgan Holdings, Inc.	2,782	121,991
Sonoco Products Co.	3,223	188,997
SSR Mining, Inc.	6,909	100,595
Steel Dynamics, Inc.	5,320	567,006
The Chemours Co.	4,905	181,387
The Mosaic Co.	10,938	445,833

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The Sherwin-Williams Co.	1,311	362,491
United States Steel Corp.	7,492	191,046
Vulcan Materials Co.	3,425	755,212
Westlake Corp.	1,078	148,225
Westrock Co.	8,352	278,038
		32,558,708

Media & Entertainment 3.3%
Activision Blizzard, Inc. *	25,980	2,409,905
AMC Entertainment Holdings, Inc., Class A *(a)	17,589	87,417
Atlanta Braves Holdings, Inc., Class C *	0	0
Cable One, Inc.	175	126,690
Comcast Corp., Class A	137,455	6,221,213
DISH Network Corp., Class A *	8,027	63,654
Electronic Arts, Inc.	9,091	1,239,558
Fox Corp., Class A	9,649	322,759
Fox Corp., Class B	4,510	141,659
IAC, Inc. *	2,544	177,062
Liberty Broadband Corp., Class A *	425	37,753
Liberty Broadband Corp., Class C *	3,020	269,173
Liberty Media Corp. - Liberty Formula One, Class A *	766	49,239
Liberty Media Corp. - Liberty Formula One, Class C *	6,359	461,663
Liberty Media Corp. - Liberty SiriusXM, Class A *	2,408	76,334
Liberty Media Corp. - Liberty SiriusXM, Class C *	5,039	160,391
Live Nation Entertainment, Inc. *	4,035	354,071
Madison Square Garden Sports Corp.	620	131,905
Match Group, Inc. *	895	41,627
News Corp., Class A	12,682	251,357
News Corp., Class B	3,929	79,012
Nexstar Media Group, Inc., Class A	749	139,853
Omnicom Group, Inc.	6,574	556,292
Paramount Global, Class A	275	5,297
Paramount Global, Class B	19,009	304,714
Playtika Holding Corp. *	117	1,397
Roku, Inc. *	3,600	346,572
Sirius XM Holdings, Inc. (a)	21,514	109,721
Take-Two Interactive Software, Inc. *	5,473	837,041
The Interpublic Group of Cos., Inc.	12,843	439,616
The New York Times Co., Class A	5,379	219,248
The Walt Disney Co. *	60,781	5,402,823
TripAdvisor, Inc. *	3,598	67,103
Warner Bros Discovery, Inc. *	73,177	956,423
ZoomInfo Technologies, Inc., Class A *	5,019	128,336
		22,216,878

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
Agilent Technologies, Inc.	1,840	224,057
Alnylam Pharmaceuticals, Inc. *	808	157,883
Amgen, Inc.	5,673	1,328,333
Avantor, Inc. *	22,328	459,287
Azenta, Inc. *	2,282	107,208
Biogen, Inc. *	4,801	1,297,182
BioMarin Pharmaceutical, Inc. *	5,499	483,527
Bio-Rad Laboratories, Inc., Class A *	700	283,752
Bio-Techne Corp.	288	24,019
Bristol-Myers Squibb Co.	69,842	4,343,474
Catalent, Inc. *	5,991	290,683
Charles River Laboratories International, Inc. *	1,691	354,332
Danaher Corp.	21,873	5,578,927
Elanco Animal Health, Inc. *	16,208	195,631
SECURITY	NUMBER OF SHARES	VALUE ($)
Exact Sciences Corp. *	3,884	378,845
Exelixis, Inc. *	2,724	53,690
Fortrea Holdings, Inc. *	2,882	92,109
Gilead Sciences, Inc.	41,534	3,162,399
Horizon Therapeutics plc *	875	87,736
ICON plc, ADR *	2,311	581,008
Illumina, Inc. *	3,699	710,763
Incyte Corp. *	1,620	103,226
Ionis Pharmaceuticals, Inc. *	642	26,598
IQVIA Holdings, Inc. *	452	101,140
Jazz Pharmaceuticals plc *	980	127,812
Johnson & Johnson	86,422	14,478,278
Karuna Therapeutics, Inc. *	122	24,372
Maravai LifeSciences Holdings, Inc., Class A *	1,500	16,965
Merck & Co., Inc.	68,892	7,347,332
Mirati Therapeutics, Inc. *	1,480	44,800
Moderna, Inc. *	11,209	1,318,851
Organon & Co.	8,440	185,511
Perrigo Co., plc	4,493	164,624
Pfizer, Inc.	187,783	6,771,455
QIAGEN N.V. *	7,575	354,661
Regeneron Pharmaceuticals, Inc. *	3,220	2,388,950
Repligen Corp. *	1,032	177,050
Revvity, Inc.	4,180	513,931
Roivant Sciences Ltd. *	427	5,115
Royalty Pharma plc, Class A	12,371	388,202
Sotera Health Co. *	950	18,031
Syneos Health, Inc. *	3,436	145,721
Thermo Fisher Scientific, Inc.	4,921	2,699,956
United Therapeutics Corp. *	1,490	361,653
Vertex Pharmaceuticals, Inc. *	720	253,685
Viatris, Inc.	39,855	419,673
		58,632,437

Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A *	10,323	860,009
CoStar Group, Inc. *	7,643	641,783
Jones Lang LaSalle, Inc. *	1,578	262,816
The Howard Hughes Corp. *	1,131	95,490
Zillow Group, Inc., Class A *	1,823	97,020
Zillow Group, Inc., Class C *	5,145	278,653
		2,235,771

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc. *	23,036	2,635,318
Analog Devices, Inc.	16,856	3,363,278
Applied Materials, Inc.	4,363	661,387
Cirrus Logic, Inc. *	1,838	148,510
Entegris, Inc.	4,685	513,991
First Solar, Inc. *	3,529	731,915
GLOBALFOUNDRIES, Inc. *(a)	2,594	165,212
Intel Corp.	139,202	4,979,256
Lam Research Corp.	237	170,282
Marvell Technology, Inc.	28,370	1,847,738
Microchip Technology, Inc.	5,029	472,424
Micron Technology, Inc.	36,440	2,601,452
MKS Instruments, Inc.	2,179	237,882
ON Semiconductor Corp. *	14,291	1,539,855
Qorvo, Inc. *	3,244	356,905
QUALCOMM, Inc.	4,761	629,261
Skyworks Solutions, Inc.	5,219	596,897
Teradyne, Inc.	873	98,597
Texas Instruments, Inc.	17,919	3,225,420

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Universal Display Corp.	830	121,080
Wolfspeed, Inc. *	4,130	272,167
		25,368,827

Software & Services 2.8%
Akamai Technologies, Inc. *	5,091	481,100
Amdocs Ltd.	3,921	367,162
ANSYS, Inc. *	506	173,103
AppLovin Corp., Class A *	5,521	173,359
Aspen Technology, Inc. *	929	165,827
Bentley Systems, Inc., Class B	393	21,175
Bill.com Holdings, Inc. *	3,417	428,287
Black Knight, Inc. *	5,164	363,133
CCC Intelligent Solutions Holdings, Inc. *	6,521	71,861
Cognizant Technology Solutions Corp., Class A	16,879	1,114,520
Dolby Laboratories, Inc., Class A	1,957	173,410
Dropbox, Inc., Class A *	943	25,414
DXC Technology Co. *	7,600	210,140
Gen Digital, Inc.	15,576	302,953
GoDaddy, Inc., Class A *	2,024	156,030
Guidewire Software, Inc. *	2,717	230,456
HashiCorp, Inc., Class A *	952	28,189
Informatica, Inc., Class A *	1,270	24,181
International Business Machines Corp.	30,297	4,368,221
Kyndryl Holdings, Inc. *	6,903	94,295
nCino, Inc. *	2,059	66,609
NCR Corp. *	4,188	112,573
Nutanix, Inc., Class A *	5,753	173,741
Okta, Inc. *	4,683	359,935
Oracle Corp.	29,862	3,500,722
PTC, Inc. *	1,728	251,960
Roper Technologies, Inc.	3,505	1,728,140
Salesforce, Inc. *	7,764	1,746,978
SentinelOne, Inc., Class A *	5,293	88,234
Twilio, Inc., Class A *	4,709	310,935
Tyler Technologies, Inc. *	337	133,664
UiPath, Inc., Class A *	2,839	51,329
Unity Software, Inc. *	5,734	262,847
VeriSign, Inc. *	2,838	598,676
Zoom Video Communications, Inc., Class A *	8,192	600,883
		18,960,042

Technology Hardware & Equipment 2.4%
Amphenol Corp., Class A	9,596	847,423
Arrow Electronics, Inc. *	1,860	265,124
Avnet, Inc.	3,026	146,761
CDW Corp.	254	47,516
Ciena Corp. *	4,940	208,468
Cisco Systems, Inc.	136,209	7,088,316
Cognex Corp.	5,754	314,283
Coherent Corp. *	3,928	186,030
Corning, Inc.	25,346	860,243
F5, Inc. *	2,008	317,746
Hewlett Packard Enterprise Co.	42,883	745,307
HP, Inc.	22,920	752,464
IPG Photonics Corp. *	996	130,924
Jabil, Inc.	1,590	175,965
Juniper Networks, Inc.	10,602	294,736
Keysight Technologies, Inc. *	4,379	705,369
Littelfuse, Inc.	806	245,508
Lumentum Holdings, Inc. *	2,271	118,910
Motorola Solutions, Inc.	441	126,404
National Instruments Corp.	926	54,634
NetApp, Inc.	4,248	331,386
Pure Storage, Inc., Class A *	2,075	76,754
SECURITY	NUMBER OF SHARES	VALUE ($)
TD SYNNEX Corp.	1,347	132,962
Teledyne Technologies, Inc. *	1,544	593,714
Trimble, Inc. *	8,147	438,309
Ubiquiti, Inc.	21	3,731
ViaSat, Inc. *	2,338	72,338
Vontier Corp.	3,441	106,430
Western Digital Corp. *	10,559	449,391
Zebra Technologies Corp., Class A *	1,398	430,528
		16,267,674

Telecommunication Services 1.6%
AT&T, Inc.	237,933	3,454,787
Frontier Communications Parent, Inc. *	8,210	149,504
GCI Liberty, Inc. *(c)	2,247	406
Iridium Communications, Inc.	259	13,610
T-Mobile US, Inc. *	18,053	2,487,162
Verizon Communications, Inc.	139,852	4,766,156
		10,871,625

Transportation 2.6%
Alaska Air Group, Inc. *	4,186	203,565
American Airlines Group, Inc. *	13,610	227,968
Avis Budget Group, Inc. *	435	95,826
C.H. Robinson Worldwide, Inc.	824	82,548
CSX Corp.	60,169	2,004,831
Delta Air Lines, Inc.	20,226	935,655
Expeditors International of Washington, Inc.	4,405	560,757
FedEx Corp.	7,731	2,086,983
GXO Logistics, Inc. *	3,847	258,018
Hertz Global Holdings, Inc. *	4,538	76,465
JB Hunt Transport Services, Inc.	2,185	445,609
Kirby Corp. *	1,984	161,656
Knight-Swift Transportation Holdings, Inc.	5,143	312,437
Landstar System, Inc.	219	44,586
Norfolk Southern Corp.	7,574	1,769,211
Old Dominion Freight Line, Inc.	230	96,483
Ryder System, Inc.	1,525	155,779
Saia, Inc. *	778	329,203
Schneider National, Inc., Class B	1,766	54,410
Southwest Airlines Co.	19,718	673,567
U-Haul Holding Co.	140	8,520
U-Haul Holding Co. - Non Voting	1,658	94,854
Union Pacific Corp.	11,626	2,697,465
United Airlines Holdings, Inc. *	10,823	587,797
United Parcel Service, Inc., Class B	17,389	3,254,004
XPO, Inc. *	3,798	262,974
		17,481,171

Utilities 5.1%
Alliant Energy Corp.	8,371	449,858
Ameren Corp.	8,687	744,215
American Electric Power Co., Inc.	17,092	1,448,376
American Water Works Co., Inc.	6,468	953,577
Atmos Energy Corp.	4,802	584,452
Avangrid, Inc.	2,390	88,621
Brookfield Renewable Corp., Class A	4,254	132,597
CenterPoint Energy, Inc.	20,919	629,453
Clearway Energy, Inc., Class A	1,136	28,025
Clearway Energy, Inc., Class C	2,709	71,545
CMS Energy Corp.	9,636	588,471
Consolidated Edison, Inc.	11,501	1,090,985
Constellation Energy Corp.	10,884	1,051,939
Dominion Energy, Inc.	27,763	1,486,709
DTE Energy Co.	6,829	780,555
Duke Energy Corp.	25,579	2,394,706
Edison International	12,596	906,408

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Entergy Corp.	7,053	724,343
Essential Utilities, Inc.	8,087	341,999
Evergy, Inc.	7,419	444,918
Eversource Energy	11,570	836,858
Exelon Corp.	33,005	1,381,589
FirstEnergy Corp.	18,052	711,068
Hawaiian Electric Industries, Inc.	3,650	140,124
IDACORP, Inc.	1,688	173,560
National Fuel Gas Co.	2,958	157,099
NextEra Energy, Inc.	67,264	4,930,451
NiSource, Inc.	13,773	383,440
NRG Energy, Inc.	7,688	292,067
OGE Energy Corp.	6,659	240,723
PG&E Corp. *	59,825	1,053,518
Pinnacle West Capital Corp.	3,772	312,397
PPL Corp.	24,472	673,714
Public Service Enterprise Group, Inc.	16,500	1,041,480
Sempra Energy	10,456	1,558,153
The AES Corp.	8,580	185,585
The Southern Co.	36,187	2,617,768
UGI Corp.	6,970	188,120
Vistra Corp.	8,866	248,780
WEC Energy Group, Inc.	10,474	941,194
Xcel Energy, Inc.	18,288	1,147,206
		34,156,646
Total Common Stocks (Cost $531,513,100)		668,136,131

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Value ETF	3,100	506,509
Total Investment Companies (Cost $472,857)		506,509

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (d)	2,425,863	2,425,863
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (d)(e)	695,878	695,878
		3,121,741
Total Short-Term Investments (Cost $3,121,741)		3,121,741
Total Investments in Securities (Cost $535,107,698)		671,764,381

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 09/15/23	34	2,744,820	24,544
S&P 500 Index, e-mini, expires 09/15/23	3	692,175	12,595
			37,139

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $689,140.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see Notes for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2023:
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/23	BALANCE OF SHARES HELD AT 7/31/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Financial Services 0.5%
The Charles Schwab Corp.	$1,897,739	$1,654,171	($343,198)	$14,369	$22,892	$3,245,973	49,107	$16,647

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$657,264,506	$—	$—	$657,264,506
Telecommunication Services	10,871,219	—	406	10,871,625
Investment Companies[1]	506,509	—	—	506,509
Short-Term Investments[1]	3,121,741	—	—	3,121,741
Futures Contracts[2]	37,139	—	—	37,139
Total	$671,801,114	$—	$406	$671,801,520

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab U.S. Mid-Cap Index Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 0.9%
Aptiv plc *	30,600	3,350,394
BorgWarner, Inc.	26,392	1,227,228
Gentex Corp.	26,441	887,889
Harley-Davidson, Inc.	14,829	572,548
Lear Corp.	6,618	1,024,202
Lucid Group, Inc. *	84,326	641,721
Phinia, Inc. *	5,327	151,127
QuantumScape Corp., Class A *(a)	33,475	445,552
Rivian Automotive, Inc., Class A *	58,315	1,611,826
Thor Industries, Inc.	5,792	668,918
		10,581,405

Banks 2.4%
Bank OZK	12,479	545,707
BOK Financial Corp.	3,188	283,987
Citizens Financial Group, Inc.	54,578	1,760,686
Columbia Banking System, Inc.	23,307	520,911
Comerica, Inc.	14,858	801,738
Commerce Bancshares, Inc.	12,913	686,713
Cullen/Frost Bankers, Inc.	6,683	725,640
East West Bancorp, Inc.	15,835	985,095
F.N.B. Corp.	40,511	518,136
Fifth Third Bancorp	76,731	2,232,872
First Citizens BancShares, Inc., Class A	1,226	1,754,774
First Hawaiian, Inc.	14,310	296,074
First Horizon Corp.	60,319	822,148
Huntington Bancshares, Inc.	162,685	1,991,264
KeyCorp	105,434	1,297,893
M&T Bank Corp.	18,698	2,615,102
New York Community Bancorp, Inc.	80,275	1,113,414
NU Holdings Ltd., Class A *	260,770	2,075,729
Pinnacle Financial Partners, Inc.	8,510	645,909
Popular, Inc.	7,969	578,151
Prosperity Bancshares, Inc.	9,853	623,892
Regions Financial Corp.	105,651	2,152,111
Synovus Financial Corp.	16,373	555,045
Webster Financial Corp.	19,589	926,952
Western Alliance Bancorp	12,236	635,660
Wintrust Financial Corp.	6,885	580,819
Zions Bancorp NA	16,463	629,710
		28,356,132

Capital Goods 12.1%
A.O. Smith Corp.	13,828	1,004,328
Acuity Brands, Inc.	3,601	595,029
Advanced Drainage Systems, Inc.	7,026	857,102
AECOM	14,803	1,287,861
AGCO Corp.	7,054	938,887
Air Lease Corp., Class A	11,730	496,648
Allegion plc	9,931	1,160,537
SECURITY	NUMBER OF SHARES	VALUE ($)
Allison Transmission Holdings, Inc.	10,276	603,098
AMETEK, Inc.	26,003	4,124,076
Armstrong World Industries, Inc.	5,090	393,762
Axon Enterprise, Inc. *	7,862	1,461,782
Builders FirstSource, Inc. *	14,392	2,078,637
BWX Technologies, Inc.	10,313	711,597
Carlisle Cos., Inc.	5,721	1,585,861
Carrier Global Corp.	94,200	5,609,610
ChargePoint Holdings, Inc. *(a)	31,457	272,418
CNH Industrial NV	110,281	1,583,635
Core & Main, Inc., Class A *	9,509	300,579
Crane Co.	5,437	509,393
Crane NXT Co.	5,492	324,852
Cummins, Inc.	16,031	4,180,885
Curtiss-Wright Corp.	4,304	823,613
Donaldson Co., Inc.	13,660	858,258
Dover Corp.	15,768	2,301,655
EMCOR Group, Inc.	5,284	1,136,271
Esab Corp.	6,408	440,230
Fastenal Co.	64,555	3,783,569
Ferguson plc	23,327	3,770,110
Flowserve Corp.	14,811	559,263
Fortive Corp.	39,979	3,132,355
Fortune Brands Innovations, Inc.	14,323	1,017,936
Gates Industrial Corp. plc *	13,559	184,674
Generac Holdings, Inc. *	6,854	1,053,460
Graco, Inc.	18,858	1,496,005
Hayward Holdings, Inc. *	12,431	166,078
HEICO Corp.	5,088	895,386
HEICO Corp., Class A	9,038	1,268,483
Hexcel Corp.	9,525	673,227
Howmet Aerospace, Inc.	42,873	2,192,525
Hubbell, Inc., Class B	6,060	1,890,720
Huntington Ingalls Industries, Inc.	4,416	1,014,223
IDEX Corp.	8,556	1,932,030
Ingersoll Rand, Inc.	45,755	2,986,429
ITT, Inc.	9,319	928,172
Lennox International, Inc.	3,616	1,328,663
Lincoln Electric Holdings, Inc.	6,312	1,266,882
Masco Corp.	25,390	1,540,665
MasTec, Inc. *	7,015	826,016
MDU Resources Group, Inc.	22,903	506,614
Mercury Systems, Inc. *	5,657	214,853
MSC Industrial Direct Co., Inc., Class A	5,204	525,188
Nordson Corp.	6,463	1,626,155
nVent Electric plc	18,539	980,342
Oshkosh Corp.	7,368	678,372
Otis Worldwide Corp.	46,739	4,251,379
Owens Corning	10,147	1,420,479
PACCAR, Inc.	57,970	4,992,956
Parker-Hannifin Corp.	14,449	5,924,235
Pentair plc	18,558	1,289,781
Plug Power, Inc. *	58,699	770,131
Quanta Services, Inc.	16,250	3,276,325
RBC Bearings, Inc. *	3,194	722,004
Regal Rexnord Corp.	7,488	1,169,476

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Rockwell Automation, Inc.	12,991	4,368,743
Sensata Technologies Holding plc	17,037	719,813
SiteOne Landscape Supply, Inc. *	5,015	852,550
Snap-on, Inc.	5,874	1,600,313
Spirit AeroSystems Holdings, Inc., Class A *	11,898	378,594
Stanley Black & Decker, Inc.	17,278	1,715,187
Sunrun, Inc. *	23,961	454,780
Textron, Inc.	22,759	1,769,967
The AZEK Co., Inc., Class A *	13,922	434,366
The Middleby Corp. *	6,000	911,100
The Timken Co.	7,066	656,149
The Toro Co.	11,777	1,197,132
Trane Technologies plc	25,746	5,134,782
TransDigm Group, Inc.	5,927	5,332,640
Trex Co., Inc. *	12,254	847,242
United Rentals, Inc.	7,756	3,604,058
Univar Solutions, Inc. *	17,543	634,004
Valmont Industries, Inc.	2,345	620,839
Vertiv Holdings Co., Class A	36,441	947,830
W.W. Grainger, Inc.	5,047	3,727,159
Watsco, Inc.	3,752	1,418,969
WESCO International, Inc.	4,991	876,270
Westinghouse Air Brake Technologies Corp.	20,155	2,387,158
WillScot Mobile Mini Holdings Corp. *	22,281	1,068,374
Woodward, Inc.	6,676	803,657
Xylem, Inc.	26,808	3,022,602
		143,380,043

Commercial & Professional Services 4.3%
Booz Allen Hamilton Holding Corp., Class A	14,675	1,776,849
Broadridge Financial Solutions, Inc.	13,248	2,224,604
CACI International, Inc., Class A *	2,545	891,870
Ceridian HCM Holding, Inc. *	16,692	1,181,961
Cintas Corp.	9,796	4,917,984
Clarivate plc *	53,348	507,339
Clean Harbors, Inc. *	5,785	961,814
Concentrix Corp.	4,989	415,284
Copart, Inc. *	48,503	4,287,180
Driven Brands Holdings, Inc. *	7,100	183,677
Dun & Bradstreet Holdings, Inc.	30,517	360,711
Equifax, Inc.	13,775	2,811,202
FTI Consulting, Inc. *	3,759	658,426
Genpact Ltd.	20,239	730,426
Jacobs Solutions, Inc.	14,242	1,786,089
KBR, Inc.	15,245	937,415
Leidos Holdings, Inc.	15,428	1,442,981
ManpowerGroup, Inc.	5,717	450,957
MSA Safety, Inc.	4,163	691,058
Paychex, Inc.	36,433	4,571,248
Paycom Software, Inc.	5,838	2,152,821
Paycor HCM, Inc. *	6,237	167,526
Paylocity Holding Corp. *	4,733	1,073,681
RB Global, Inc.	20,538	1,324,290
Republic Services, Inc., Class A	23,352	3,528,721
Robert Half, Inc.	11,857	879,197
Rollins, Inc.	25,047	1,022,669
Science Applications International Corp.	6,070	736,534
SS&C Technologies Holdings, Inc.	24,560	1,430,620
Stericycle, Inc. *	10,454	444,190
Tetra Tech, Inc.	5,971	1,010,353
TransUnion	21,862	1,742,183
Verisk Analytics, Inc., Class A	16,132	3,693,260
		50,995,120

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Discretionary Distribution & Retail 3.4%
Advance Auto Parts, Inc.	6,733	500,868
AutoNation, Inc. *	3,450	555,381
Bath & Body Works, Inc.	25,839	957,593
Best Buy Co., Inc.	22,046	1,830,920
Burlington Stores, Inc. *	7,309	1,298,225
CarMax, Inc. *	17,851	1,474,671
Coupang, Inc., Class A *	123,853	2,247,932
Dick's Sporting Goods, Inc.	6,779	955,839
eBay, Inc.	60,419	2,689,250
Etsy, Inc. *	13,872	1,410,089
Five Below, Inc. *	6,197	1,291,083
Floor & Decor Holdings, Inc., Class A *	11,766	1,351,325
GameStop Corp., Class A *(a)	30,263	671,839
Genuine Parts Co.	15,856	2,469,096
Kohl's Corp.	12,395	352,638
Lithia Motors, Inc., Class A	3,051	947,427
LKQ Corp.	30,054	1,646,659
Macy's, Inc.	30,673	508,865
Murphy USA, Inc.	2,233	685,598
Nordstrom, Inc.	12,823	296,339
Ollie's Bargain Outlet Holdings, Inc. *	6,986	509,140
Penske Automotive Group, Inc.	2,286	369,006
Petco Health & Wellness Co., Inc., Class A *	9,048	73,832
Pool Corp.	4,294	1,652,073
RH *	1,838	713,456
Ross Stores, Inc.	37,970	4,352,881
The Gap, Inc.	22,128	227,918
Tractor Supply Co.	12,380	2,772,996
Ulta Beauty, Inc. *	5,654	2,514,899
Valvoline, Inc.	19,376	735,707
Victoria's Secret & Co. *	8,793	180,169
Wayfair, Inc., Class A *	9,301	724,269
Williams-Sonoma, Inc.	7,346	1,018,449
		39,986,432

Consumer Durables & Apparel 2.6%
Brunswick Corp.	8,013	691,602
Capri Holdings Ltd. *	13,871	511,979
Carter's, Inc.	4,127	309,566
Columbia Sportswear Co.	4,004	314,754
Crocs, Inc. *	6,865	743,823
D.R. Horton, Inc.	35,181	4,468,691
Deckers Outdoor Corp. *	2,962	1,610,410
Garmin Ltd.	17,389	1,841,321
Hasbro, Inc.	14,731	951,033
Leggett & Platt, Inc.	15,041	440,100
Lennar Corp., Class A	28,119	3,566,333
Lennar Corp., Class B	1,558	179,030
Mattel, Inc. *	39,714	845,908
Mohawk Industries, Inc. *	5,977	635,594
Newell Brands, Inc.	43,149	481,543
NVR, Inc. *	334	2,106,351
Peloton Interactive, Inc., Class A *	35,242	342,200
Polaris, Inc.	6,084	826,451
PulteGroup, Inc.	25,072	2,115,826
PVH Corp.	7,055	632,410
Ralph Lauren Corp., Class A	4,599	603,987
Skechers U.S.A., Inc., Class A *	15,506	861,823
Tapestry, Inc.	26,715	1,152,752
Tempur Sealy International, Inc.	18,819	839,892
Toll Brothers, Inc.	12,442	999,466
TopBuild Corp. *	3,570	977,930
Under Armour, Inc., Class A *	21,238	171,178
Under Armour, Inc., Class C *	21,055	156,228
VF Corp.	39,477	782,039

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Whirlpool Corp.	6,033	870,321
YETI Holdings, Inc. *	9,845	419,397
		31,449,938

Consumer Services 3.5%
ADT, Inc.	23,759	151,582
Aramark	26,517	1,070,491
Boyd Gaming Corp.	8,313	567,944
Bright Horizons Family Solutions, Inc. *	6,496	630,307
Caesars Entertainment, Inc. *	23,260	1,372,805
Carnival Corp. *	112,372	2,117,089
Choice Hotels International, Inc.	3,450	451,088
Churchill Downs, Inc.	8,011	928,074
Darden Restaurants, Inc.	13,645	2,304,913
Domino’s Pizza, Inc.	4,000	1,586,960
DoorDash, Inc., Class A *	34,106	3,096,484
DraftKings, Inc., Class A *	47,249	1,501,573
Expedia Group, Inc. *	16,242	1,990,132
Grand Canyon Education, Inc. *	3,385	367,442
H&R Block, Inc.	17,187	577,655
Hilton Worldwide Holdings, Inc.	29,067	4,519,628
Hyatt Hotels Corp., Class A	5,260	664,601
Marriott Vacations Worldwide Corp.	4,138	531,774
MGM Resorts International	33,848	1,718,463
Mister Car Wash, Inc. *	8,136	80,791
Norwegian Cruise Line Holdings Ltd. *	47,650	1,051,636
Penn Entertainment, Inc. *	17,406	457,604
Planet Fitness, Inc., Class A *	9,637	650,883
Royal Caribbean Cruises Ltd. *	26,457	2,886,723
Service Corp. International	16,848	1,122,919
Texas Roadhouse, Inc., Class A	7,543	841,422
The Wendy's Co.	19,652	422,322
Travel & Leisure Co.	8,315	338,670
Vail Resorts, Inc.	4,505	1,060,882
Wingstop, Inc.	3,387	570,980
Wyndham Hotels & Resorts, Inc.	9,498	740,084
Wynn Resorts Ltd.	11,748	1,280,297
Yum! Brands, Inc.	31,700	4,364,139
		42,018,357

Consumer Staples Distribution & Retail 1.3%
Albertsons Cos., Inc., Class A	46,943	1,020,071
BJ's Wholesale Club Holdings, Inc. *	14,993	994,186
Casey's General Stores, Inc.	4,197	1,060,414
Dollar Tree, Inc. *	23,577	3,638,638
Grocery Outlet Holding Corp. *	10,809	361,561
Performance Food Group Co. *	17,360	1,037,434
The Kroger Co.	73,774	3,588,367
U.S. Foods Holding Corp. *	25,659	1,096,409
Walgreens Boots Alliance, Inc.	80,984	2,427,091
		15,224,171

Energy 4.9%
Antero Midstream Corp.	38,477	459,415
Antero Resources Corp. *	31,922	853,914
APA Corp.	35,075	1,420,187
Baker Hughes Co., Class A	114,536	4,099,243
Cheniere Energy, Inc.	27,416	4,437,554
Chesapeake Energy Corp.	14,357	1,210,869
Coterra Energy, Inc.	85,588	2,357,094
Devon Energy Corp.	72,465	3,913,110
Diamondback Energy, Inc.	20,480	3,017,114
DTE Midstream LLC *	10,981	587,703
EQT Corp.	40,745	1,718,624
Halliburton Co.	101,572	3,969,434
Hess Corp.	31,421	4,767,508
SECURITY	NUMBER OF SHARES	VALUE ($)
HF Sinclair Corp.	15,935	830,054
Marathon Oil Corp.	70,124	1,842,157
New Fortress Energy, Inc.	7,377	210,613
NOV, Inc.	44,261	888,761
ONEOK, Inc.	50,528	3,387,397
Ovintiv, Inc.	27,461	1,265,678
PDC Energy, Inc.	9,790	742,963
Phillips 66	52,107	5,812,536
Range Resources Corp.	26,421	830,412
Southwestern Energy Co. *	123,838	802,470
Targa Resources Corp.	25,278	2,072,543
TechnipFMC plc *	49,502	907,867
Texas Pacific Land Corp.	652	982,108
The Williams Cos., Inc.	137,703	4,743,868
		58,131,196

Equity Real Estate Investment Trusts (REITs) 7.0%
Agree Realty Corp.	10,057	651,493
Alexandria Real Estate Equities, Inc.	19,388	2,436,684
American Homes 4 Rent, Class A	37,632	1,410,447
Americold Realty Trust, Inc.	30,618	992,636
Apartment Income REIT Corp.	16,836	581,516
AvalonBay Communities, Inc.	15,797	2,980,104
Boston Properties, Inc.	17,761	1,183,415
Brixmor Property Group, Inc.	33,795	768,498
Camden Property Trust	11,735	1,280,171
Cousins Properties, Inc.	16,952	414,137
CubeSmart	25,322	1,097,962
Digital Realty Trust, Inc.	32,868	4,096,010
EastGroup Properties, Inc.	4,945	876,155
EPR Properties	8,449	377,163
Equity LifeStyle Properties, Inc.	20,078	1,429,152
Equity Residential	42,168	2,780,558
Essex Property Trust, Inc.	7,204	1,754,534
Extra Space Storage, Inc.	23,643	3,299,786
Federal Realty Investment Trust	9,116	925,456
First Industrial Realty Trust, Inc.	14,899	770,278
Gaming & Leisure Properties, Inc.	28,442	1,349,857
Healthcare Realty Trust, Inc., Class A	42,848	836,822
Healthpeak Properties, Inc.	61,862	1,350,448
Highwoods Properties, Inc.	11,683	295,229
Host Hotels & Resorts, Inc.	79,905	1,470,252
Invitation Homes, Inc.	69,090	2,452,695
Iron Mountain, Inc.	32,744	2,010,482
Kilroy Realty Corp.	13,241	472,704
Kimco Realty Corp.	68,387	1,385,521
Lamar Advertising Co., Class A	9,797	966,964
Medical Properties Trust, Inc.	67,063	676,666
Mid-America Apartment Communities, Inc.	13,129	1,964,886
National Storage Affiliates Trust	8,942	302,150
NNN REIT, Inc.	20,459	873,190
Omega Healthcare Investors, Inc.	26,420	842,798
Park Hotels & Resorts, Inc.	24,607	335,393
Rayonier, Inc.	16,623	550,554
Realty Income Corp.	74,738	4,556,776
Regency Centers Corp.	19,259	1,262,042
Rexford Industrial Realty, Inc.	22,663	1,248,505
SBA Communications Corp., Class A	12,140	2,658,053
Simon Property Group, Inc.	36,687	4,571,200
Spirit Realty Capital, Inc.	15,931	642,497
STAG Industrial, Inc.	20,271	735,837
Sun Communities, Inc.	13,904	1,811,691
UDR, Inc.	37,083	1,515,953
Ventas, Inc.	45,163	2,191,309
VICI Properties, Inc., Class A	113,493	3,572,760
Vornado Realty Trust	20,067	451,106
Welltower, Inc.	56,185	4,615,598

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Weyerhaeuser Co.	82,796	2,820,032
WP Carey, Inc.	23,960	1,618,019
		82,514,144

Financial Services 7.7%
Affiliated Managers Group, Inc.	4,031	558,858
Affirm Holdings, Inc. *	24,713	479,185
AGNC Investment Corp.	64,808	660,394
Ally Financial, Inc.	30,519	932,050
Ameriprise Financial, Inc.	11,886	4,141,677
Annaly Capital Management, Inc.	55,606	1,117,125
Apollo Global Management, Inc.	58,986	4,819,746
Ares Management Corp., Class A	18,136	1,799,454
Block, Inc. *	61,298	4,936,328
Blue Owl Capital, Inc., Class A	50,537	622,616
Cboe Global Markets, Inc.	11,888	1,660,516
Coinbase Global, Inc., Class A *	18,855	1,859,292
Corebridge Financial, Inc.	16,571	310,043
Credit Acceptance Corp. *	728	405,205
Discover Financial Services	28,655	3,024,535
Equitable Holdings, Inc.	40,468	1,161,027
Euronet Worldwide, Inc. *	5,349	470,017
Evercore, Inc., Class A	4,032	544,562
FactSet Research Systems, Inc.	4,343	1,889,379
Fidelity National Information Services, Inc.	66,933	4,041,415
FleetCor Technologies, Inc. *	8,126	2,022,643
Franklin Resources, Inc.	32,093	938,399
Global Payments, Inc.	29,578	3,260,974
Houlihan Lokey, Inc., Class A	5,629	562,056
Interactive Brokers Group, Inc., Class A	11,250	982,462
Invesco Ltd.	41,913	704,138
Jack Henry & Associates, Inc.	8,219	1,377,258
Janus Henderson Group plc	15,198	446,061
Jefferies Financial Group, Inc.	22,671	834,066
KKR & Co., Inc.	73,023	4,336,106
Lazard Ltd., Class A	12,425	436,118
LPL Financial Holdings, Inc.	8,820	2,022,955
MarketAxess Holdings, Inc.	4,196	1,129,647
MGIC Investment Corp.	32,623	546,109
Morningstar, Inc.	2,905	669,544
MSCI, Inc., Class A	8,789	4,817,075
Nasdaq, Inc.	38,628	1,950,328
Northern Trust Corp.	23,120	1,852,374
OneMain Holdings, Inc.	12,689	577,096
Raymond James Financial, Inc.	22,091	2,431,556
Rithm Capital Corp.	54,550	549,864
Robinhood Markets, Inc., Class A *	74,844	962,494
Rocket Cos., Inc., Class A *(a)	14,171	154,889
SEI Investments Co.	11,490	723,755
Shift4 Payments, Inc., Class A *	6,179	426,289
SLM Corp.	27,384	443,073
SoFi Technologies, Inc. *	103,386	1,183,770
Starwood Property Trust, Inc.	33,299	690,621
State Street Corp.	37,730	2,733,161
Stifel Financial Corp.	11,590	736,429
Synchrony Financial	48,148	1,663,032
T. Rowe Price Group, Inc.	24,935	3,073,488
TFS Financial Corp.	5,491	79,674
The Bank of New York Mellon Corp.	89,342	4,052,553
The Carlyle Group, Inc.	23,804	848,613
The Western Union Co.	42,418	516,651
Toast, Inc., Class A *	39,917	880,968
TPG, Inc.	7,213	212,279
Tradeweb Markets, Inc., Class A	12,938	1,058,199
UWM Holdings Corp.	10,495	68,847
Virtu Financial, Inc., Class A	10,230	189,869
Voya Financial, Inc.	11,053	820,796
SECURITY	NUMBER OF SHARES	VALUE ($)
WEX, Inc. *	4,821	912,856
XP, Inc., Class A *	37,436	1,011,146
		91,323,705

Food, Beverage & Tobacco 2.0%
Brown-Forman Corp., Class A	5,565	400,179
Brown-Forman Corp., Class B	20,782	1,467,209
Bunge Ltd.	16,902	1,836,740
Campbell Soup Co.	21,559	987,833
Celsius Holdings, Inc. *	6,132	887,301
Conagra Brands, Inc.	53,846	1,766,687
Darling Ingredients, Inc. *	17,941	1,242,414
Flowers Foods, Inc.	21,289	526,051
Freshpet, Inc. *	5,116	376,231
Hormel Foods Corp.	32,730	1,338,003
Ingredion, Inc.	7,443	828,108
Kellogg Co.	29,382	1,965,362
Lamb Weston Holdings, Inc.	16,396	1,699,118
McCormick & Co., Inc. - Non Voting Shares	28,407	2,541,858
Molson Coors Beverage Co., Class B	19,757	1,378,446
Pilgrim's Pride Corp. *	4,713	116,741
Post Holdings, Inc. *	6,063	517,174
Seaboard Corp.	29	104,545
The Boston Beer Co., Inc., Class A *	1,053	391,126
The JM Smucker Co.	11,633	1,752,512
Tyson Foods, Inc., Class A	31,406	1,749,942
		23,873,580

Health Care Equipment & Services 5.6%
Acadia Healthcare Co., Inc. *	10,126	800,258
agilon health, Inc. *	31,250	598,437
Align Technology, Inc. *	8,630	3,261,191
Amedisys, Inc. *	3,589	326,025
AmerisourceBergen Corp.	18,274	3,415,411
Baxter International, Inc.	57,148	2,584,804
Cardinal Health, Inc.	29,162	2,667,448
Certara, Inc. *	13,378	260,470
Chemed Corp.	1,655	862,404
DaVita, Inc. *	6,107	622,853
Dentsply Sirona, Inc.	23,828	989,339
DexCom, Inc. *	43,729	5,446,884
Doximity, Inc., Class A *	12,354	441,408
Encompass Health Corp.	11,149	736,168
Enovis Corp. *	5,875	375,413
Envista Holdings Corp. *	18,511	636,964
Globus Medical, Inc., Class A *	8,975	540,923
Henry Schein, Inc. *	14,750	1,162,152
Hologic, Inc. *	27,464	2,181,191
ICU Medical, Inc. *	2,299	409,636
IDEXX Laboratories, Inc. *	9,310	5,164,536
Inspire Medical Systems, Inc. *	3,239	932,217
Insulet Corp. *	7,834	2,168,059
Integra LifeSciences Holdings Corp. *	8,002	363,851
Laboratory Corp. of America Holdings	10,001	2,139,514
Masimo Corp. *	5,374	657,240
Molina Healthcare, Inc. *	6,533	1,989,233
Novocure Ltd. *	11,933	389,493
Penumbra, Inc. *	4,103	1,244,686
Premier, Inc., Class A	13,499	374,597
Quest Diagnostics, Inc.	12,678	1,714,192
QuidelOrtho Corp. *	6,052	528,703
R1 RCM, Inc. *	17,129	295,989
ResMed, Inc.	16,414	3,649,653
Shockwave Medical, Inc. *	4,108	1,070,545
STERIS plc	11,212	2,528,867
Tandem Diabetes Care, Inc. *	7,250	253,170

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Teladoc Health, Inc. *	18,512	551,102
Teleflex, Inc.	5,312	1,334,215
Tenet Healthcare Corp. *	11,385	850,801
The Cooper Cos., Inc.	5,492	2,148,800
Universal Health Services, Inc., Class B	6,827	948,680
Veeva Systems, Inc., Class A *	16,372	3,343,490
Zimmer Biomet Holdings, Inc.	23,741	3,279,819
		66,240,831

Household & Personal Products 0.5%
Church & Dwight Co., Inc.	27,615	2,641,927
Coty, Inc., Class A *	40,830	491,593
Olaplex Holdings, Inc. *	14,288	51,437
Reynolds Consumer Products, Inc.	6,232	172,502
Spectrum Brands Holdings, Inc.	4,498	352,688
The Clorox Co.	13,980	2,117,690
		5,827,837

Insurance 4.5%
Aflac, Inc.	68,053	4,922,954
American Financial Group, Inc.	8,200	997,202
Arch Capital Group Ltd. *	40,433	3,141,240
Arthur J. Gallagher & Co.	23,941	5,142,527
Assurant, Inc.	5,971	803,159
Assured Guaranty Ltd.	6,366	380,559
Axis Capital Holdings Ltd.	8,815	485,883
Brighthouse Financial, Inc. *	7,580	395,145
Brown & Brown, Inc.	26,821	1,889,539
Cincinnati Financial Corp.	17,377	1,869,418
CNA Financial Corp.	2,978	116,618
Everest Re Group Ltd.	4,776	1,721,796
Fidelity National Financial, Inc.	29,373	1,150,540
First American Financial Corp.	11,326	717,842
Globe Life, Inc.	10,049	1,127,196
Kemper Corp.	6,743	343,691
Kinsale Capital Group, Inc.	2,461	917,042
Lincoln National Corp.	19,144	536,798
Loews Corp.	21,404	1,340,961
Markel Group, Inc. *	1,487	2,155,719
Old Republic International Corp.	30,677	845,765
Primerica, Inc.	4,092	870,368
Principal Financial Group, Inc.	27,328	2,182,687
Prudential Financial, Inc.	41,500	4,004,335
Reinsurance Group of America, Inc.	7,490	1,051,222
RenaissanceRe Holdings Ltd.	5,532	1,033,156
RLI Corp.	4,549	606,882
Ryan Specialty Holdings, Inc., Class A *	10,528	456,284
The Allstate Corp.	29,654	3,341,413
The Hanover Insurance Group, Inc.	4,028	457,097
The Hartford Financial Services Group, Inc.	34,427	2,474,613
Unum Group	22,141	1,076,274
W.R. Berkley Corp.	24,037	1,482,843
White Mountains Insurance Group Ltd.	281	434,713
Willis Towers Watson plc	12,048	2,546,104
		53,019,585

Materials 5.9%
Albemarle Corp.	13,235	2,809,526
Alcoa Corp.	20,082	726,768
Amcor plc	167,581	1,719,381
AptarGroup, Inc.	7,378	896,132
Ardagh Metal Packaging S.A.	15,598	58,960
Ashland, Inc.	5,690	519,838
Avery Dennison Corp.	9,126	1,679,275
Axalta Coating Systems Ltd. *	24,970	799,040
SECURITY	NUMBER OF SHARES	VALUE ($)
Ball Corp.	34,833	2,044,349
Berry Global Group, Inc.	13,695	897,981
Celanese Corp., Class A	11,170	1,400,606
CF Industries Holdings, Inc.	22,062	1,810,849
Cleveland-Cliffs, Inc. *	57,285	1,011,080
Corteva, Inc.	80,658	4,551,531
Crown Holdings, Inc.	12,015	1,114,511
DuPont de Nemours, Inc.	51,911	4,029,851
Eagle Materials, Inc.	4,030	743,011
Eastman Chemical Co.	13,422	1,148,655
Element Solutions, Inc.	25,299	530,267
FMC Corp.	14,115	1,358,286
Ginkgo Bioworks Holdings, Inc. *(a)	174,404	437,754
Graphic Packaging Holding Co.	34,356	831,415
Huntsman Corp.	19,763	588,345
International Flavors & Fragrances, Inc.	28,864	2,442,183
International Paper Co.	39,162	1,412,182
Louisiana-Pacific Corp.	7,276	553,922
LyondellBasell Industries N.V., Class A	29,248	2,891,457
Martin Marietta Materials, Inc.	6,979	3,115,844
MP Materials Corp. *	11,686	278,711
NewMarket Corp.	698	315,287
Nucor Corp.	28,463	4,898,198
Olin Corp.	14,571	840,455
Packaging Corp. of America	10,000	1,533,500
PPG Industries, Inc.	26,537	3,818,674
Reliance Steel & Aluminum Co.	6,615	1,937,269
Royal Gold, Inc.	7,394	888,315
RPM International, Inc.	14,372	1,484,771
Sealed Air Corp.	16,233	740,550
Silgan Holdings, Inc.	9,492	416,224
Sonoco Products Co.	11,052	648,089
SSR Mining, Inc.	23,519	342,437
Steel Dynamics, Inc.	18,171	1,936,665
The Chemours Co.	16,806	621,486
The Mosaic Co.	37,402	1,524,506
The Scotts Miracle-Gro Co.	4,625	323,935
United States Steel Corp.	25,440	648,720
Vulcan Materials Co.	14,977	3,302,429
Westlake Corp.	3,668	504,350
Westrock Co.	28,647	953,659
		70,081,229

Media & Entertainment 3.6%
AMC Entertainment Holdings, Inc., Class A *(a)	58,539	290,939
Cable One, Inc.	641	464,046
DISH Network Corp., Class A *	27,726	219,867
Electronic Arts, Inc.	30,973	4,223,169
Fox Corp., Class A	33,136	1,108,399
Fox Corp., Class B	15,239	478,657
IAC, Inc. *	8,704	605,798
Liberty Broadband Corp., Class A *	1,855	164,780
Liberty Broadband Corp., Class C *	13,188	1,175,446
Liberty Media Corp. - Liberty Formula One, Class A *	2,684	172,528
Liberty Media Corp. - Liberty Formula One, Class C *	21,892	1,589,359
Liberty Media Corp. - Liberty SiriusXM, Class A *	8,349	264,663
Liberty Media Corp. - Liberty SiriusXM, Class C *	17,393	553,619
Live Nation Entertainment, Inc. *	17,658	1,549,489
Madison Square Garden Sports Corp.	2,110	448,902
Match Group, Inc. *	31,504	1,465,251
News Corp., Class A	42,963	851,527
News Corp., Class B	13,045	262,335

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nexstar Media Group, Inc., Class A	3,866	721,859
Omnicom Group, Inc.	22,316	1,888,380
Paramount Global, Class A	955	18,393
Paramount Global, Class B	65,023	1,042,319
Pinterest, Inc., Class A *	67,112	1,945,577
Playtika Holding Corp. *	2,563	30,602
ROBLOX Corp., Class A *	51,897	2,036,957
Roku, Inc. *	13,951	1,343,063
Sirius XM Holdings, Inc. (a)	73,326	373,963
Spotify Technology S.A. *	15,848	2,367,850
Take-Two Interactive Software, Inc. *	18,642	2,851,107
The Interpublic Group of Cos., Inc.	43,530	1,490,032
The New York Times Co., Class A	18,238	743,381
The Trade Desk, Inc., Class A *	49,822	4,546,756
TripAdvisor, Inc. *	12,443	232,062
Warner Bros Discovery, Inc. *	249,098	3,255,711
World Wrestling Entertainment, Inc., Class A	4,886	513,030
ZoomInfo Technologies, Inc., Class A *	35,152	898,837
		42,188,653

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
10X Genomics, Inc., Class A *	10,382	653,858
Agilent Technologies, Inc.	33,389	4,065,779
Alnylam Pharmaceuticals, Inc. *	13,993	2,734,232
Apellis Pharmaceuticals, Inc. *	11,172	287,679
Avantor, Inc. *	76,152	1,566,447
Azenta, Inc. *	7,630	358,457
Biogen, Inc. *	16,289	4,401,125
BioMarin Pharmaceutical, Inc. *	21,173	1,861,742
Bio-Rad Laboratories, Inc., Class A *	2,368	959,893
Bio-Techne Corp.	17,586	1,466,672
Bruker Corp.	11,979	823,197
Catalent, Inc. *	20,273	983,646
Charles River Laboratories International, Inc. *	5,743	1,203,388
Elanco Animal Health, Inc. *	55,401	668,690
Exact Sciences Corp. *	20,188	1,969,138
Exelixis, Inc. *	36,227	714,034
Fortrea Holdings, Inc. *	9,916	316,915
Horizon Therapeutics plc *	25,319	2,538,736
ICON plc, ADR *	9,212	2,315,989
Illumina, Inc. *	17,875	3,434,681
Incyte Corp. *	20,846	1,328,307
Ionis Pharmaceuticals, Inc. *	16,100	667,023
IQVIA Holdings, Inc. *	20,844	4,664,054
Jazz Pharmaceuticals plc *	6,884	897,811
Karuna Therapeutics, Inc. *	4,013	801,677
Maravai LifeSciences Holdings, Inc., Class A *	12,407	140,323
Medpace Holdings, Inc. *	2,633	666,597
Mettler-Toledo International, Inc. *	2,462	3,095,891
Mirati Therapeutics, Inc. *	5,155	156,042
Natera, Inc. *	11,727	530,295
Neurocrine Biosciences, Inc. *	10,889	1,109,480
Organon & Co.	28,889	634,980
Perrigo Co., plc	15,275	559,676
QIAGEN N.V. *	25,731	1,204,726
Repligen Corp. *	6,290	1,079,112
Revvity, Inc.	14,292	1,757,201
Roivant Sciences Ltd. *	27,396	328,204
Royalty Pharma plc, Class A	41,990	1,317,646
Sarepta Therapeutics, Inc. *	10,132	1,098,208
Seagen, Inc. *	15,844	3,038,562
Sotera Health Co. *	11,220	212,956
Syneos Health, Inc. *	11,695	495,985
Ultragenyx Pharmaceutical, Inc. *	7,577	326,720
United Therapeutics Corp. *	5,107	1,239,571
SECURITY	NUMBER OF SHARES	VALUE ($)
Viatris, Inc.	135,210	1,423,761
Waters Corp. *	6,627	1,830,444
West Pharmaceutical Services, Inc.	8,366	3,079,023
		67,008,573

Real Estate Management & Development 0.8%
CBRE Group, Inc., Class A *	35,022	2,917,683
CoStar Group, Inc. *	45,704	3,837,765
Jones Lang LaSalle, Inc. *	5,344	890,043
The Howard Hughes Corp. *	3,846	324,718
Zillow Group, Inc., Class A *	6,206	330,283
Zillow Group, Inc., Class C *	17,415	943,196
		9,243,688

Semiconductors & Semiconductor Equipment 3.1%
Allegro MicroSystems, Inc. *	7,489	386,507
Cirrus Logic, Inc. *	6,257	505,566
Enphase Energy, Inc. *	15,043	2,283,979
Entegris, Inc.	16,897	1,853,770
First Solar, Inc. *	12,029	2,494,815
GLOBALFOUNDRIES, Inc. *(a)	8,882	565,695
Lattice Semiconductor Corp. *	15,394	1,399,930
Marvell Technology, Inc.	96,629	6,293,447
Microchip Technology, Inc.	60,812	5,712,679
MKS Instruments, Inc.	7,492	817,902
Monolithic Power Systems, Inc.	5,129	2,869,624
ON Semiconductor Corp. *	48,749	5,252,705
Qorvo, Inc. *	11,276	1,240,585
Skyworks Solutions, Inc.	17,974	2,055,686
Teradyne, Inc.	17,621	1,990,116
Universal Display Corp.	5,276	769,663
Wolfspeed, Inc. *	13,987	921,743
		37,414,412

Software & Services 6.5%
Akamai Technologies, Inc. *	17,370	1,641,465
Alteryx, Inc., Class A *	6,865	284,623
Amdocs Ltd.	13,454	1,259,833
ANSYS, Inc. *	9,811	3,356,343
AppLovin Corp., Class A *	25,727	807,828
Aspen Technology, Inc. *	3,160	564,060
Bentley Systems, Inc., Class B	21,747	1,171,728
Bill.com Holdings, Inc. *	11,591	1,452,816
Black Knight, Inc. *	17,538	1,233,272
CCC Intelligent Solutions Holdings, Inc. *	22,716	250,330
Cloudflare, Inc., Class A *	32,509	2,235,644
Cognizant Technology Solutions Corp., Class A	57,436	3,792,499
Confluent, Inc., Class A *	20,894	721,679
Crowdstrike Holdings, Inc., Class A *	23,800	3,847,508
Datadog, Inc., Class A *	30,872	3,603,380
DocuSign, Inc., Class A *	22,888	1,231,832
Dolby Laboratories, Inc., Class A	6,694	593,155
DoubleVerify Holdings, Inc. *	12,739	536,312
Dropbox, Inc., Class A *	29,555	796,507
DXC Technology Co. *	25,654	709,333
Dynatrace, Inc. *	24,705	1,351,116
Elastic N.V. *	8,804	585,026
EPAM Systems, Inc. *	6,281	1,487,404
Fair Isaac Corp. *	2,739	2,295,200
Five9, Inc. *	8,035	705,071
Gartner, Inc. *	8,677	3,068,100
Gen Digital, Inc.	62,729	1,220,079
Gitlab, Inc., Class A *	5,491	272,518
Globant S.A. *	4,652	812,844
GoDaddy, Inc., Class A *	17,430	1,343,679

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Guidewire Software, Inc. *	9,212	781,362
HashiCorp, Inc., Class A *	10,428	308,773
HubSpot, Inc. *	5,162	2,996,799
Informatica, Inc., Class A *	4,936	93,981
Kyndryl Holdings, Inc. *	22,972	313,798
Manhattan Associates, Inc. *	6,966	1,327,859
MongoDB, Inc., Class A *	7,425	3,143,745
nCino, Inc. *	7,815	252,815
NCR Corp. *	14,291	384,142
New Relic, Inc. *	6,249	524,791
Nutanix, Inc., Class A *	25,931	783,116
Okta, Inc. *	16,991	1,305,928
Palantir Technologies, Inc., Class A *	211,769	4,201,497
Pegasystems, Inc.	4,731	249,560
Procore Technologies, Inc. *	8,874	673,093
PTC, Inc. *	12,265	1,788,360
RingCentral, Inc., Class A *	9,558	395,319
SentinelOne, Inc., Class A *	21,086	351,504
Smartsheet, Inc., Class A *	14,194	630,214
Splunk, Inc. *	18,205	1,972,148
Teradata Corp. *	11,498	653,661
Twilio, Inc., Class A *	19,149	1,264,409
Tyler Technologies, Inc. *	4,709	1,867,731
UiPath, Inc., Class A *	42,432	767,171
Unity Software, Inc. *	32,480	1,488,883
VeriSign, Inc. *	10,231	2,158,229
Zoom Video Communications, Inc., Class A *	27,952	2,050,279
Zscaler, Inc. *	9,864	1,581,988
		77,542,339

Technology Hardware & Equipment 3.5%
Amphenol Corp., Class A	65,928	5,822,102
Arrow Electronics, Inc. *	6,461	920,951
Avnet, Inc.	10,302	499,647
CDW Corp.	15,280	2,858,430
Ciena Corp. *	16,755	707,061
Cognex Corp.	19,562	1,068,476
Coherent Corp. *	13,477	638,271
Corning, Inc.	85,988	2,918,433
F5, Inc. *	6,829	1,080,621
Hewlett Packard Enterprise Co.	146,212	2,541,164
HP, Inc.	97,686	3,207,031
IPG Photonics Corp. *	3,404	447,456
Jabil, Inc.	14,596	1,615,339
Juniper Networks, Inc.	35,861	996,936
Keysight Technologies, Inc. *	20,060	3,231,265
Littelfuse, Inc.	2,731	831,863
Lumentum Holdings, Inc. *	7,767	406,680
National Instruments Corp.	14,781	872,079
NetApp, Inc.	24,195	1,887,452
Pure Storage, Inc., Class A *	31,819	1,176,985
TD SYNNEX Corp.	4,717	465,615
Teledyne Technologies, Inc. *	5,268	2,025,704
Trimble, Inc. *	27,849	1,498,276
Ubiquiti, Inc.	469	83,318
ViaSat, Inc. *	8,061	249,407
Vontier Corp.	17,621	545,017
Western Digital Corp. *	36,110	1,536,842
Zebra Technologies Corp., Class A *	5,775	1,778,469
		41,910,890

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 0.1%
Frontier Communications Parent, Inc. *	27,811	506,439
GCI Liberty, Inc. *(b)	6,049	1,092
Iridium Communications, Inc.	14,086	740,219
		1,247,750

Transportation 2.3%
Alaska Air Group, Inc. *	14,166	688,893
American Airlines Group, Inc. *	73,450	1,230,287
Avis Budget Group, Inc. *	2,316	510,192
C.H. Robinson Worldwide, Inc.	13,002	1,302,540
Delta Air Lines, Inc.	72,547	3,356,024
Expeditors International of Washington, Inc.	17,381	2,212,601
GXO Logistics, Inc. *	13,201	885,391
Hertz Global Holdings, Inc. *	15,115	254,688
JB Hunt Transport Services, Inc.	9,286	1,893,787
Kirby Corp. *	6,746	549,664
Knight-Swift Transportation Holdings, Inc.	17,606	1,069,564
Landstar System, Inc.	4,035	821,486
Lyft, Inc., Class A *	34,818	442,537
Old Dominion Freight Line, Inc.	11,152	4,678,152
Ryder System, Inc.	5,199	531,078
Saia, Inc. *	3,005	1,271,536
Schneider National, Inc., Class B	6,173	190,190
Southwest Airlines Co.	67,194	2,295,347
U-Haul Holding Co.	1,016	61,834
U-Haul Holding Co. - Non Voting	9,146	523,243
United Airlines Holdings, Inc. *	36,936	2,005,994
XPO, Inc. *	12,849	889,665
		27,664,693

Utilities 5.4%
Alliant Energy Corp.	28,374	1,524,819
Ameren Corp.	29,605	2,536,260
American Water Works Co., Inc.	22,029	3,247,735
Atmos Energy Corp.	16,300	1,983,873
Avangrid, Inc.	7,959	295,120
Brookfield Renewable Corp., Class A	14,497	451,871
CenterPoint Energy, Inc.	71,344	2,146,741
Clearway Energy, Inc., Class A	3,884	95,818
Clearway Energy, Inc., Class C	9,242	244,081
CMS Energy Corp.	32,886	2,008,348
Consolidated Edison, Inc.	39,232	3,721,547
Constellation Energy Corp.	37,044	3,580,303
DTE Energy Co.	23,291	2,662,161
Edison International	42,733	3,075,067
Entergy Corp.	23,928	2,457,406
Essential Utilities, Inc.	27,484	1,162,298
Evergy, Inc.	25,169	1,509,385
Eversource Energy	39,409	2,850,453
FirstEnergy Corp.	61,565	2,425,045
Hawaiian Electric Industries, Inc.	12,428	477,111
IDACORP, Inc.	5,713	587,411
National Fuel Gas Co.	10,064	534,499
NiSource, Inc.	46,751	1,301,548
NRG Energy, Inc.	26,012	988,196
OGE Energy Corp.	22,558	815,472
PG&E Corp. *	203,681	3,586,822
Pinnacle West Capital Corp.	12,830	1,062,581
PPL Corp.	83,440	2,297,103
Public Service Enterprise Group, Inc.	56,226	3,548,985
The AES Corp.	75,393	1,630,751
UGI Corp.	23,625	637,639
Vistra Corp.	42,498	1,192,494

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WEC Energy Group, Inc.	35,676	3,205,845
Xcel Energy, Inc.	62,298	3,907,954
		63,752,742
Total Common Stocks (Cost $990,951,849)		1,180,977,445

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell Mid-Cap ETF	15,000	1,138,650
Total Investment Companies (Cost $1,013,953)		1,138,650

SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (c)	5,992,881	5,992,881
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19% (c)(d)	3,005,080	3,005,080
		8,997,961
Total Short-Term Investments (Cost $8,997,961)		8,997,961
Total Investments in Securities (Cost $1,000,963,763)		1,191,114,056

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 09/15/23	14	3,840,760	18,656

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,985,610.
(b)	Fair valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,179,729,695	$—	$—	$1,179,729,695
Telecommunication Services	1,246,658	—	1,092	1,247,750
Investment Companies[1]	1,138,650	—	—	1,138,650
Short-Term Investments[1]	8,997,961	—	—	8,997,961
Futures Contracts[2]	18,656	—	—	18,656
Total	$1,191,131,620	$—	$1,092	$1,191,132,712

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab International Index Fund

Portfolio Holdings as of July 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.9% OF NET ASSETS

Australia 7.4%
Ampol Ltd.	140,562	3,112,975
ANZ Group Holdings Ltd.	1,735,656	30,112,182
APA Group	679,985	4,574,342
Aristocrat Leisure Ltd.	335,907	8,896,570
ASX Ltd.	111,262	4,648,376
Aurizon Holdings Ltd.	1,043,789	2,675,036
BHP Group Ltd.	2,910,371	90,576,178
BlueScope Steel Ltd.	263,315	3,883,118
Brambles Ltd.	812,765	7,689,382
Cochlear Ltd.	37,491	6,031,264
Coles Group Ltd.	774,095	9,466,094
Commonwealth Bank of Australia	971,705	69,135,606
Computershare Ltd.	331,065	5,583,495
CSL Ltd.	278,652	50,189,724
Dexus	630,433	3,489,314
Endeavour Group Ltd.	833,695	3,407,593
Fortescue Metals Group Ltd.	971,902	14,287,664
Goodman Group	980,018	13,550,858
IDP Education Ltd.	146,611	2,456,966
IGO Ltd.	391,425	3,657,578
Insurance Australia Group Ltd.	1,405,008	5,608,807
James Hardie Industries plc *	252,894	7,411,536
Lendlease Corp., Ltd.	420,154	2,442,594
Macquarie Group Ltd.	211,700	24,965,762
Medibank Pvt Ltd.	1,563,474	3,691,215
Mineral Resources Ltd.	100,569	4,859,170
Mirvac Group	2,293,803	3,615,721
National Australia Bank Ltd.	1,801,801	34,515,388
Newcrest Mining Ltd.	518,384	9,298,227
Northern Star Resources Ltd.	664,601	5,188,012
Orica Ltd.	266,982	2,832,890
Origin Energy Ltd.	1,013,295	5,768,719
Pilbara Minerals Ltd.	1,555,857	5,090,056
Qantas Airways Ltd. *	507,007	2,227,672
QBE Insurance Group Ltd.	863,608	9,168,841
Ramsay Health Care Ltd.	107,358	4,254,409
REA Group Ltd.	30,966	3,282,811
Reece Ltd.	131,932	1,742,145
Rio Tinto Ltd.	212,554	16,831,044
Santos Ltd.	1,908,603	10,270,169
Scentre Group	2,930,287	5,544,957
SEEK Ltd.	192,622	3,230,294
Sonic Healthcare Ltd.	255,304	6,032,271
South32 Ltd.	2,605,779	6,861,525
Stockland	1,354,583	3,849,767
Suncorp Group Ltd.	721,094	6,909,539
Telstra Group Ltd.	2,332,259	6,675,417
The GPT Group	1,077,914	3,150,590
The Lottery Corp., Ltd.	1,281,396	4,459,122
Transurban Group	1,764,130	17,032,752
Treasury Wine Estates Ltd.	411,766	3,116,524
Vicinity Ltd.	2,305,247	3,065,065
SECURITY	NUMBER OF SHARES	VALUE ($)
Washington H Soul Pattinson & Co., Ltd.	134,155	2,976,581
Wesfarmers Ltd.	649,447	21,699,409
Westpac Banking Corp.	2,015,203	30,290,246
WiseTech Global Ltd.	94,595	5,462,770
Woodside Energy Group Ltd.	1,084,962	27,965,088
Woolworths Group Ltd.	704,627	18,298,342
Xero Ltd. *	81,989	6,739,611
		683,849,373

Austria 0.2%
Erste Group Bank AG	196,311	7,419,745
OMV AG	81,847	3,687,542
Verbund AG	39,717	3,290,830
Voestalpine AG	69,956	2,311,721
		16,709,838

Belgium 0.9%
Ageas S.A./N.V.	93,531	3,959,471
Anheuser-Busch InBev S.A./N.V.	499,061	28,549,106
Argenx SE *	32,063	16,148,191
D'ieteren Group	12,387	2,163,342
Elia Group S.A./N.V.	16,766	2,064,314
Groupe Bruxelles Lambert N.V.	56,947	4,607,714
KBC Group N.V.	144,167	10,850,699
Sofina S.A.	9,146	2,174,668
Solvay S.A.	41,913	5,033,677
UCB S.A.	72,444	6,414,718
Umicore S.A.	121,582	3,600,666
Warehouses De Pauw CVA	92,407	2,730,375
		88,296,941

Denmark 3.0%
AP Moller - Maersk A/S, Class A	1,792	3,603,040
AP Moller - Maersk A/S, Class B	2,848	5,850,380
Carlsberg A/S, Class B	56,076	8,410,397
Chr. Hansen Holding A/S	61,980	4,683,434
Coloplast A/S, Class B	67,874	8,437,172
Danske Bank A/S	398,357	9,459,012
Demant A/S *	53,633	2,134,313
DSV A/S	106,549	21,324,715
Genmab A/S *	38,337	15,802,495
Novo Nordisk A/S, Class B	952,496	153,592,068
Novozymes A/S, Class B	117,159	5,875,909
Orsted A/S	108,967	9,482,250
Pandora A/S	52,286	5,230,269
Rockwool A/S, B Shares	4,990	1,342,106
Tryg A/S	216,650	4,277,494
Vestas Wind Systems A/S *	578,653	15,476,919
		274,981,973

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Finland 0.8%
Elisa Oyj	81,484	4,250,646
Fortum Oyj	255,185	3,454,502
Kesko Oyj, B Shares	158,253	3,166,435
Kone Oyj, B Shares	196,936	10,101,399
Metso Oyj	374,219	4,252,650
Neste Oyj	244,518	9,001,948
Nokia Oyj	3,073,302	12,080,963
Orion Oyj, B Shares	63,697	2,447,946
Sampo Oyj, A Shares	264,393	11,650,908
Stora Enso Oyj, R Shares	329,039	4,033,775
UPM-Kymmene Oyj	303,832	10,059,169
Wartsila Oyj Abp	279,968	3,517,195
		78,017,536

France 12.2%
Accor S.A.	107,091	4,040,761
Aeroports de Paris	17,347	2,395,482
Air Liquide S.A.	300,332	53,997,891
Airbus SE	341,200	50,258,764
Alstom S.A.	187,781	5,749,901
Amundi S.A.	34,423	2,112,382
ArcelorMittal S.A.	275,785	7,976,192
Arkema S.A.	32,911	3,549,089
AXA S.A.	1,053,036	32,369,113
BioMerieux	24,782	2,660,331
BNP Paribas S.A.	645,004	42,536,594
Bollore SE	518,892	3,280,809
Bouygues S.A.	120,598	4,320,006
Bureau Veritas S.A.	168,400	4,624,902
Capgemini SE	94,509	17,126,785
Carrefour S.A.	350,915	7,015,188
Cie de Saint-Gobain	281,291	19,024,091
Cie Generale des Etablissements Michelin S.C.A.	396,685	12,990,264
Covivio S.A.	25,895	1,250,252
Credit Agricole S.A.	691,969	8,591,055
Danone S.A.	370,246	22,609,714
Dassault Aviation S.A.	14,720	2,859,527
Dassault Systemes SE	383,448	16,388,045
Edenred	142,247	9,238,994
Eiffage S.A.	42,393	4,410,463
Engie S.A.	1,057,195	17,343,627
EssilorLuxottica S.A.	166,925	33,581,168
Eurazeo SE	23,599	1,440,949
Eurofins Scientific SE	77,340	5,319,182
Euronext N.V.	48,532	3,693,949
Gecina S.A.	25,368	2,742,598
Getlink SE	209,936	3,690,121
Hermes International	18,217	40,319,044
Ipsen S.A.	22,283	2,808,255
Kering S.A.	42,919	24,642,601
Klepierre S.A.	122,985	3,264,473
La Francaise des Jeux SAEM	57,938	2,211,920
Legrand S.A.	153,976	15,436,818
L'Oreal S.A.	138,489	64,412,537
LVMH Moet Hennessy Louis Vuitton SE	158,963	147,639,672
Orange S.A.	1,072,112	12,118,977
Pernod-Ricard S.A.	118,733	26,177,249
Publicis Groupe S.A.	132,629	10,693,264
Remy Cointreau S.A. *	12,675	2,175,769
Renault S.A.	111,924	4,915,885
Safran S.A.	195,022	32,376,209
Sanofi	649,525	69,294,263
Sartorius Stedim Biotech	15,970	4,996,556
Schneider Electric SE	312,457	55,733,588
SEB S.A.	13,670	1,530,300
SECURITY	NUMBER OF SHARES	VALUE ($)
Societe Generale S.A.	420,443	11,434,676
Sodexo S.A.	50,769	5,207,751
STMicroelectronics N.V.	391,246	20,926,323
Teleperformance	34,451	4,996,732
Thales S.A.	60,976	9,121,387
TotalEnergies SE	1,356,947	82,443,360
Unibail-Rodamco-Westfield *	68,163	3,862,310
Valeo S.A.	113,893	2,574,458
Veolia Environnement S.A.	389,790	12,691,151
Vinci S.A.	307,600	36,126,816
Vivendi SE	416,604	3,719,585
Wendel SE	15,141	1,494,636
Worldline S.A. *	140,043	5,551,221
		1,130,085,975

Germany 8.0%
adidas AG	93,639	18,904,314
Allianz SE	233,421	55,787,468
BASF SE	514,633	27,589,988
Bayer AG	567,342	33,180,103
Bayerische Motoren Werke AG	190,781	23,265,738
Bechtle AG	45,031	1,981,977
Beiersdorf AG	57,869	7,494,345
Brenntag SE	88,334	6,853,359
Carl Zeiss Meditec AG, Bearer Shares	23,985	2,779,398
Commerzbank AG	606,022	7,248,919
Continental AG	63,360	5,058,640
Covestro AG *	110,594	5,940,986
Daimler Truck Holding AG	283,536	10,641,188
Delivery Hero SE *	100,504	4,561,848
Deutsche Bank AG	1,114,471	12,354,062
Deutsche Boerse AG	109,690	21,016,771
Deutsche Lufthansa AG *	347,209	3,502,040
Deutsche Telekom AG	1,866,062	40,682,453
DHL Group	578,223	29,734,083
E.ON SE	1,297,893	16,418,762
Evonik Industries AG	135,543	2,807,502
Fresenius Medical Care AG & Co. KGaA	117,966	6,126,506
Fresenius SE & Co. KGaA	241,936	7,592,469
GEA Group AG	87,823	3,727,367
Hannover Rueck SE	34,607	7,384,237
Heidelberg Materials AG	83,416	6,760,687
HelloFresh SE *	95,889	2,734,283
Henkel AG & Co. KGaA	59,881	4,184,618
Infineon Technologies AG	748,777	32,897,865
Knorr-Bremse AG	41,353	2,908,684
LEG Immobilien SE *	43,290	3,060,714
Mercedes-Benz Group AG	494,300	39,476,239
Merck KGaA	74,309	13,057,944
MTU Aero Engines AG	30,516	7,125,836
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	80,376	30,257,213
Nemetschek SE	34,622	2,519,408
Puma SE	60,859	4,112,929
QIAGEN N.V. *	132,339	6,209,550
Rational AG	3,023	2,262,891
Rheinmetall AG	25,478	7,216,542
RWE AG	362,445	15,599,139
SAP SE	599,940	81,838,749
Scout24 SE	42,169	2,787,610
Siemens AG	437,320	74,537,760
Siemens Energy AG *	296,570	5,024,380
Siemens Healthineers AG	163,809	9,517,845
Symrise AG, Class A	76,144	8,317,342
Talanx AG	36,070	2,208,921
Telefonica Deutschland Holding AG	516,776	1,392,391
Volkswagen AG	17,567	2,807,482

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vonovia SE	409,550	9,542,506
Wacker Chemie AG	11,247	1,747,647
Zalando SE *	130,247	4,496,737
		747,238,435

Hong Kong 2.5%
AIA Group Ltd.	6,684,600	66,877,656
BOC Hong Kong Holdings Ltd.	2,141,090	6,534,697
Budweiser Brewing Co. APAC Ltd.	1,015,900	2,477,900
CK Asset Holdings Ltd.	1,134,211	6,568,296
CK Hutchison Holdings Ltd.	1,522,025	9,386,825
CK Infrastructure Holdings Ltd.	383,000	2,029,648
CLP Holdings Ltd.	942,426	7,681,838
ESR Group Ltd.	1,086,734	1,905,637
Futu Holdings Ltd., ADR *	34,020	2,048,004
Galaxy Entertainment Group Ltd. *	1,246,000	9,095,210
Hang Lung Properties Ltd.	1,010,000	1,576,153
Hang Seng Bank Ltd.	435,740	6,660,529
Henderson Land Development Co., Ltd.	808,735	2,499,936
HKT Trust & HKT Ltd.	2,208,000	2,608,088
Hong Kong & China Gas Co., Ltd.	6,481,696	5,560,370
Hong Kong Exchanges & Clearing Ltd.	693,965	29,258,953
Hongkong Land Holdings Ltd.	646,001	2,302,164
Jardine Matheson Holdings Ltd.	90,217	4,456,305
Link REIT	1,467,940	8,251,519
MTR Corp., Ltd.	919,360	4,236,685
New World Development Co., Ltd.	830,778	2,054,489
Power Assets Holdings Ltd.	813,938	4,266,030
Sands China Ltd. *	1,392,400	5,364,238
Sino Land Co., Ltd.	2,040,425	2,504,669
SITC International Holdings Co., Ltd.	814,000	1,783,601
Sun Hung Kai Properties Ltd.	839,604	10,542,587
Swire Pacific Ltd., A Shares	261,590	2,186,693
Swire Properties Ltd.	706,200	1,772,085
Techtronic Industries Co., Ltd.	797,000	9,054,357
WH Group Ltd.	4,780,289	2,609,034
Wharf Real Estate Investment Co., Ltd.	976,188	5,238,681
Xinyi Glass Holdings Ltd.	985,000	1,639,135
		231,032,012

Ireland 0.8%
AIB Group plc	772,425	3,633,227
Bank of Ireland Group plc	615,913	6,498,378
CRH plc	425,852	25,368,400
Flutter Entertainment plc *	101,863	20,260,512
Kerry Group plc, Class A	90,692	9,010,328
Kingspan Group plc	89,359	7,172,269
Smurfit Kappa Group plc	150,573	5,958,327
		77,901,441

Israel 0.6%
Azrieli Group Ltd.	23,908	1,360,483
Bank Hapoalim B.M.	713,665	6,339,370
Bank Leumi Le-Israel B.M.	868,961	6,936,584
Check Point Software Technologies Ltd. *	55,556	7,345,059
CyberArk Software Ltd. *	23,683	3,931,615
Elbit Systems Ltd.	15,549	3,306,277
ICL Group Ltd.	453,947	3,022,601
Israel Discount Bank Ltd., A Shares	717,643	3,801,174
Mizrahi Tefahot Bank Ltd.	89,521	3,232,148
Monday.com Ltd. *	10,638	1,923,138
Nice Ltd. *	36,803	8,010,927
Teva Pharmaceutical Industries Ltd. ADR, ADR *	647,346	5,437,706
SECURITY	NUMBER OF SHARES	VALUE ($)
Tower Semiconductor Ltd. *	63,919	2,370,580
Wix.com Ltd. *	30,243	2,852,520
		59,870,182

Italy 2.6%
Amplifon S.p.A.	72,510	2,453,165
Assicurazioni Generali S.p.A.	580,062	12,355,621
CNH Industrial N.V.	582,121	8,407,559
Davide Campari-Milano N.V.	301,880	4,059,948
DiaSorin S.p.A.	13,779	1,545,895
Enel S.p.A.	4,683,227	32,291,772
Eni S.p.A.	1,340,236	20,461,205
Ferrari N.V.	72,591	23,271,706
FinecoBank Banca Fineco S.p.A.	352,016	5,465,836
Infrastrutture Wireless Italiane S.p.A.	197,672	2,478,964
Intesa Sanpaolo S.p.A.	9,275,760	26,822,412
Mediobanca Banca di Credito Finanziario S.p.A.	312,469	4,164,148
Moncler S.p.A.	117,103	8,451,746
Nexi S.p.A. *	326,368	2,826,348
Poste Italiane S.p.A.	306,119	3,496,947
Prysmian S.p.A.	144,915	5,778,506
Recordati Industria Chimica e Farmaceutica S.p.A.	60,578	3,128,253
Snam S.p.A.	1,217,222	6,398,649
Stellantis N.V.	1,296,939	26,610,442
Telecom Italia S.p.A. *	5,972,043	1,721,569
Tenaris S.A.	273,770	4,549,379
Terna - Rete Elettrica Nazionale	805,407	6,804,886
UniCredit S.p.A.	1,060,992	26,864,578
		240,409,534

Japan 22.3%
Advantest Corp.	111,198	15,379,779
Aeon Co., Ltd.	373,400	8,087,334
AGC, Inc.	115,993	4,191,248
Aisin Corp.	82,000	2,664,598
Ajinomoto Co., Inc.	260,100	10,134,768
ANA Holdings, Inc. *	87,500	2,097,728
Asahi Group Holdings Ltd.	278,100	10,931,904
Asahi Intecc Co., Ltd.	120,900	2,481,022
Asahi Kasei Corp.	708,400	4,827,567
Astellas Pharma, Inc.	1,040,150	15,209,435
Azbil Corp.	68,300	2,155,225
Bandai Namco Holdings, Inc.	345,600	7,819,047
BayCurrent Consulting, Inc.	78,800	2,544,825
Bridgestone Corp.	328,157	13,617,004
Brother Industries Ltd.	127,600	1,989,018
Canon, Inc.	574,995	14,860,966
Capcom Co., Ltd.	102,300	4,600,123
Central Japan Railway Co.	83,200	10,602,444
Chubu Electric Power Co., Inc.	370,400	4,640,295
Chugai Pharmaceutical Co., Ltd.	387,400	11,529,504
Concordia Financial Group Ltd.	591,500	2,705,533
CyberAgent, Inc.	261,000	1,649,976
Dai Nippon Printing Co., Ltd.	128,948	3,665,472
Daifuku Co., Ltd.	177,890	3,804,559
Dai-ichi Life Holdings, Inc.	544,700	11,129,153
Daiichi Sankyo Co., Ltd.	1,062,600	32,727,665
Daikin Industries Ltd.	151,700	30,673,544
Daito Trust Construction Co., Ltd.	36,600	3,937,005
Daiwa House Industry Co., Ltd.	341,500	9,281,597
Daiwa House REIT Investment Corp.	1,223	2,407,880
Daiwa Securities Group, Inc.	775,600	4,204,454
Denso Corp.	248,300	17,288,505
Dentsu Group, Inc.	117,900	3,945,096
Disco Corp.	53,400	10,037,908

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
East Japan Railway Co.	175,760	9,950,498
Eisai Co., Ltd.	145,700	9,192,735
ENEOS Holdings, Inc.	1,666,100	6,044,842
FANUC Corp.	554,400	16,960,438
Fast Retailing Co., Ltd.	100,800	25,251,682
Fuji Electric Co., Ltd.	74,700	3,377,156
FUJIFILM Holdings Corp.	214,911	12,478,942
Fujitsu Ltd.	101,400	13,130,263
GLP J-REIT	2,633	2,593,937
GMO Payment Gateway, Inc.	23,400	1,785,159
Hakuhodo DY Holdings, Inc.	125,400	1,442,654
Hamamatsu Photonics K.K.	79,700	3,840,056
Hankyu Hanshin Holdings, Inc.	131,900	4,382,098
Hikari Tsushin, Inc.	12,193	1,809,283
Hirose Electric Co., Ltd.	16,664	2,110,623
Hitachi Construction Machinery Co., Ltd.	65,653	1,970,149
Hitachi Ltd.	539,115	35,292,884
Honda Motor Co., Ltd.	885,839	28,241,777
Hoshizaki Corp.	61,600	2,362,414
Hoya Corp.	205,607	23,944,851
Hulic Co., Ltd.	216,600	1,844,176
Ibiden Co., Ltd.	64,600	3,926,341
Idemitsu Kosan Co., Ltd.	122,603	2,588,986
Iida Group Holdings Co., Ltd.	92,100	1,615,663
Inpex Corp.	563,100	7,270,870
Isuzu Motors Ltd.	332,700	4,322,021
ITOCHU Corp.	684,200	27,672,673
Itochu Techno-Solutions Corp.	57,787	1,464,562
Japan Airlines Co., Ltd.	85,600	1,853,293
Japan Exchange Group, Inc.	289,700	5,047,499
Japan Metropolitan Fund Invest	3,872	2,655,794
Japan Post Bank Co., Ltd.	861,800	7,169,781
Japan Post Holdings Co., Ltd.	1,252,800	9,148,679
Japan Post Insurance Co., Ltd.	120,800	1,952,148
Japan Real Estate Investment Corp.	714	2,871,777
Japan Tobacco, Inc.	690,000	15,310,820
JFE Holdings, Inc.	283,700	4,589,105
JSR Corp.	105,300	3,020,709
Kajima Corp.	246,000	3,887,403
Kao Corp.	265,419	10,083,690
Kawasaki Kisen Kaisha Ltd.	82,000	2,472,679
KDDI Corp.	861,400	25,352,464
Keio Corp.	56,500	1,878,094
Keisei Electric Railway Co., Ltd.	76,856	3,189,927
Keyence Corp.	111,900	50,214,224
Kikkoman Corp.	76,277	4,395,909
Kintetsu Group Holdings Co., Ltd.	102,000	3,421,754
Kirin Holdings Co., Ltd.	449,000	6,631,926
Kobayashi Pharmaceutical Co., Ltd.	27,900	1,533,700
Kobe Bussan Co., Ltd.	88,400	2,354,585
Koei Tecmo Holdings Co., Ltd.	64,600	1,105,379
Koito Manufacturing Co., Ltd.	122,800	2,257,974
Komatsu Ltd.	530,409	14,859,106
Konami Group Corp.	56,400	3,163,850
Kose Corp.	18,300	1,792,049
Kubota Corp.	584,600	8,830,949
Kurita Water Industries Ltd.	61,347	2,467,080
Kyocera Corp.	185,400	9,976,756
Kyowa Kirin Co., Ltd.	159,100	3,038,122
Lasertec Corp.	44,100	6,675,938
Lixil Corp.	165,087	2,109,783
M3, Inc.	251,800	5,822,579
Makita Corp.	129,600	3,639,304
Marubeni Corp.	876,600	15,520,198
MatsukiyoCocokara & Co.	65,100	3,809,757
Mazda Motor Corp.	331,100	3,284,674
McDonald's Holdings Co., Japan Ltd.	48,100	1,893,368
MEIJI Holdings Co., Ltd.	132,300	3,056,645
MINEBEA MITSUMI, Inc.	209,700	3,884,226
SECURITY	NUMBER OF SHARES	VALUE ($)
MISUMI Group, Inc.	164,700	3,013,042
Mitsubishi Chemical Group Corp.	736,100	4,403,222
Mitsubishi Corp.	713,500	36,507,266
Mitsubishi Electric Corp.	1,108,600	15,998,352
Mitsubishi Estate Co., Ltd.	639,102	7,832,635
Mitsubishi HC Capital, Inc.	498,938	3,300,657
Mitsubishi Heavy Industries Ltd.	183,400	8,701,235
Mitsubishi UFJ Financial Group, Inc.	6,555,009	52,782,558
Mitsui & Co., Ltd.	757,700	29,573,090
Mitsui Chemicals, Inc.	96,600	2,777,632
Mitsui Fudosan Co., Ltd.	522,877	10,742,474
Mitsui O.S.K. Lines Ltd.	198,300	5,126,414
Mizuho Financial Group, Inc.	1,391,913	23,614,311
MonotaRO Co., Ltd.	152,300	1,858,797
MS&AD Insurance Group Holdings, Inc.	248,562	9,244,844
Murata Manufacturing Co., Ltd.	331,800	19,709,483
NEC Corp.	140,300	7,098,535
Nexon Co., Ltd.	228,200	4,353,922
NGK Insulators Ltd.	131,600	1,613,977
Nidec Corp.	236,800	14,142,868
Nintendo Co., Ltd.	594,890	26,909,692
Nippon Building Fund, Inc.	883	3,701,370
Nippon Express Holdings, Inc.	41,400	2,427,332
Nippon Paint Holdings Co., Ltd.	540,700	4,954,033
Nippon Prologis REIT, Inc.	1,269	2,594,989
Nippon Sanso Holdings Corp.	103,100	2,493,096
Nippon Shinyaku Co., Ltd.	31,000	1,253,628
Nippon Steel Corp.	466,741	10,668,004
Nippon Telegraph & Telephone Corp.	17,285,375	19,821,450
Nippon Yusen K.K.	280,700	6,828,353
Nissan Chemical Corp.	72,566	3,260,802
Nissan Motor Co., Ltd.	1,355,196	5,969,837
Nisshin Seifun Group, Inc.	107,800	1,336,829
Nissin Foods Holdings Co., Ltd.	36,100	3,043,791
Nitori Holdings Co., Ltd.	45,600	5,583,838
Nitto Denko Corp.	85,100	6,051,545
Nomura Holdings, Inc.	1,656,600	6,853,308
Nomura Real Estate Holdings, Inc.	61,500	1,525,386
Nomura Real Estate Master Fund, Inc.	2,473	2,942,221
Nomura Research Institute Ltd.	224,400	6,376,307
NTT Data Corp.	367,600	5,113,754
Obayashi Corp.	377,700	3,492,151
Obic Co., Ltd.	40,700	6,660,153
Odakyu Electric Railway Co., Ltd.	172,700	2,523,220
Oji Holdings Corp.	488,600	1,929,138
Olympus Corp.	696,000	11,356,581
Omron Corp.	100,300	5,383,729
Ono Pharmaceutical Co., Ltd.	223,600	4,097,541
Open House Group Co., Ltd.	46,900	1,784,653
Oracle Corp. Japan	23,400	1,640,307
Oriental Land Co., Ltd.	628,500	24,105,196
ORIX Corp.	677,600	13,034,664
Osaka Gas Co., Ltd.	217,900	3,428,622
Otsuka Corp.	63,200	2,631,859
Otsuka Holdings Co., Ltd.	223,600	8,221,169
Pan Pacific International Holdings Corp.	219,200	4,333,934
Panasonic Holdings Corp.	1,281,912	15,823,129
Persol Holdings Co., Ltd.	106,600	2,108,615
Rakuten Group, Inc.	882,520	3,456,622
Recruit Holdings Co., Ltd.	829,600	28,733,734
Renesas Electronics Corp. *	730,900	14,101,858
Resona Holdings, Inc.	1,238,185	6,740,780
Ricoh Co., Ltd.	324,600	2,887,533
Rohm Co., Ltd.	50,300	4,713,524
SBI Holdings, Inc.	145,690	3,076,578
SCSK Corp.	85,200	1,416,454
Secom Co., Ltd.	122,200	8,200,212
Seiko Epson Corp.	164,900	2,707,940
Sekisui Chemical Co., Ltd.	204,600	3,107,772

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sekisui House Ltd.	353,169	7,205,246
Seven & i Holdings Co., Ltd.	431,903	17,917,530
SG Holdings Co., Ltd.	183,328	2,675,398
Sharp Corp. *	117,800	700,458
Shimadzu Corp.	136,000	4,130,431
Shimano, Inc.	44,100	6,647,067
Shimizu Corp.	314,100	2,164,003
Shin-Etsu Chemical Co., Ltd.	1,044,900	34,424,067
Shionogi & Co., Ltd.	150,000	6,286,204
Shiseido Co., Ltd.	231,400	10,145,517
Shizuoka Financial Group, Inc.	267,400	2,233,353
SMC Corp.	32,800	17,140,065
Softbank Corp.	1,647,000	18,289,110
SoftBank Group Corp.	595,200	30,273,297
Sompo Holdings, Inc.	178,100	7,873,933
Sony Group Corp.	725,500	67,954,847
Square Enix Holdings Co., Ltd.	51,700	2,394,706
Subaru Corp.	354,500	6,719,040
SUMCO Corp.	203,500	2,965,385
Sumitomo Chemical Co., Ltd.	812,900	2,507,112
Sumitomo Corp.	645,500	13,847,834
Sumitomo Electric Industries Ltd.	411,400	5,274,956
Sumitomo Metal Mining Co., Ltd.	144,000	4,973,068
Sumitomo Mitsui Financial Group, Inc.	749,646	35,122,150
Sumitomo Mitsui Trust Holdings, Inc.	190,200	7,399,104
Sumitomo Realty & Development Co., Ltd.	161,500	4,328,105
Suntory Beverage & Food Ltd.	83,400	2,968,791
Suzuki Motor Corp.	211,300	8,486,983
Sysmex Corp.	95,300	6,453,249
T&D Holdings, Inc.	291,900	4,745,946
Taisei Corp.	100,300	3,801,009
Takeda Pharmaceutical Co., Ltd.	909,390	27,804,455
TDK Corp.	225,700	8,646,173
Terumo Corp.	387,000	12,673,890
The Chiba Bank Ltd.	320,800	2,255,657
The Kansai Electric Power Co., Inc.	402,800	5,291,697
TIS, Inc.	129,900	3,294,756
Tobu Railway Co., Ltd.	111,700	2,955,807
Toho Co., Ltd.	66,108	2,577,083
Tokio Marine Holdings, Inc.	1,037,797	23,864,122
Tokyo Electric Power Co. Holdings, Inc. *	869,690	3,453,574
Tokyo Electron Ltd.	258,500	38,797,472
Tokyo Gas Co., Ltd.	231,140	5,241,344
Tokyu Corp.	307,400	3,900,192
Toppan, Inc.	137,300	3,231,839
Toray Industries, Inc.	796,500	4,459,932
Toshiba Corp.	233,417	7,536,152
Tosoh Corp.	145,100	1,896,554
TOTO Ltd.	74,700	2,296,436
Toyota Industries Corp.	83,600	6,041,533
Toyota Motor Corp.	6,097,815	102,527,129
Toyota Tsusho Corp.	121,369	7,100,712
Trend Micro, Inc.	77,300	3,652,095
Unicharm Corp.	230,100	8,513,390
USS Co., Ltd.	114,100	1,978,503
Welcia Holdings Co., Ltd.	59,700	1,123,778
West Japan Railway Co.	127,632	5,243,677
Yakult Honsha Co., Ltd.	73,800	4,094,854
Yamaha Corp.	80,900	3,134,729
Yamaha Motor Co., Ltd.	168,500	4,941,920
Yamato Holdings Co., Ltd.	163,000	3,052,659
Yaskawa Electric Corp.	136,500	5,933,692
Yokogawa Electric Corp.	129,400	2,429,989
Z Holdings Corp.	1,519,700	4,236,935
ZOZO, Inc.	78,500	1,532,479
		2,068,479,331

SECURITY	NUMBER OF SHARES	VALUE ($)
Netherlands 4.6%
ABN AMRO Bank N.V., GDR	233,269	3,966,321
Adyen N.V. *	12,412	23,036,854
Aegon N.V.	950,068	5,157,236
AerCap Holdings N.V. *	95,073	6,066,608
Akzo Nobel N.V.	98,861	8,457,363
ASM International N.V.	26,989	12,821,943
ASML Holding N.V.	231,988	166,165,761
Coca-Cola Europacific Partners plc	117,291	7,435,076
DSM-Firmenich AG	101,029	11,163,683
EXOR N.V.	61,956	5,789,512
Heineken Holding N.V.	66,346	5,438,722
Heineken N.V.	148,732	14,558,106
IMCD N.V.	33,257	5,039,413
ING Groep N.V.	2,078,669	30,341,630
JDE Peet's N.V.	71,218	2,148,668
Just Eat Takeaway.com N.V *	125,722	2,255,452
Koninklijke Ahold Delhaize N.V.	558,734	19,258,789
Koninklijke KPN N.V.	1,873,044	6,777,152
Koninklijke Philips N.V.	536,568	11,146,468
NN Group N.V.	149,043	5,713,552
OCI N.V. *	58,728	1,673,735
Prosus N.V. *	462,642	36,598,388
Randstad N.V.	61,829	3,622,282
Universal Music Group N.V.	465,693	11,944,982
Wolters Kluwer N.V.	148,901	18,698,392
		425,276,088

New Zealand 0.2%
Auckland International Airport Ltd. *	706,929	3,690,345
EBOS Group Ltd.	85,411	2,046,811
Fisher & Paykel Healthcare Corp., Ltd.	339,200	5,178,583
Mercury NZ Ltd.	419,454	1,717,704
Meridian Energy Ltd.	736,587	2,585,330
Spark New Zealand Ltd.	1,036,536	3,337,175
		18,555,948

Norway 0.7%
Adevinta A.S.A. *	158,344	1,171,278
Aker BP A.S.A.	182,455	5,111,034
DNB Bank A.S.A.	527,450	10,869,417
Equinor A.S.A.	546,584	16,719,170
Gjensidige Forsikring A.S.A.	119,247	1,882,484
Kongsberg Gruppen A.S.A.	51,393	2,230,000
Mowi A.S.A.	258,574	4,545,705
Norsk Hydro A.S.A.	765,652	5,014,575
Orkla A.S.A.	442,197	3,489,299
Salmar A.S.A.	44,584	2,059,714
Telenor A.S.A.	397,100	4,250,932
Yara International A.S.A.	96,241	3,930,673
		61,274,281

Portugal 0.2%
EDP - Energias de Portugal S.A.	1,659,212	7,751,571
EDP Renovaveis S.A.	145,872	2,786,287
Galp Energia, SGPS, S.A.	287,636	3,822,571
Jeronimo Martins, SGPS, S.A.	166,145	4,523,427
		18,883,856

Singapore 1.5%
CapitaLand Ascendas REIT	1,953,595	4,131,120
CapitaLand Integrated Commercial Trust	3,011,110	4,622,909
Capitaland Investment Ltd.	1,503,549	3,848,303
City Developments Ltd.	285,600	1,589,160

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
DBS Group Holdings Ltd.	1,040,493	26,841,638
Genting Singapore Ltd.	3,584,500	2,535,408
Grab Holdings Ltd., Class A *	1,098,059	4,205,566
Jardine Cycle & Carriage Ltd.	56,500	1,458,255
Keppel Corp., Ltd.	839,100	4,659,719
Mapletree Logistics Trust	1,969,328	2,503,575
Mapletree Pan Asia Commercial Trust	1,281,700	1,591,901
Oversea-Chinese Banking Corp., Ltd.	1,952,401	19,539,143
Sea Ltd., ADR *	210,186	13,981,573
Seatrium Ltd. *	23,254,925	2,464,681
Singapore Airlines Ltd.	772,550	4,376,513
Singapore Exchange Ltd.	492,100	3,597,148
Singapore Technologies Engineering Ltd.	910,449	2,556,089
Singapore Telecommunications Ltd.	4,725,137	9,478,932
United Overseas Bank Ltd.	724,433	16,432,663
UOL Group Ltd.	279,772	1,480,323
Venture Corp., Ltd.	149,300	1,683,196
Wilmar International Ltd.	1,132,834	3,291,713
		136,869,528

Spain 2.6%
Acciona S.A.	14,491	2,172,183
ACS, Actividades de Construccion y Servicios S.A.	131,306	4,592,918
Aena SME S.A.	43,138	6,888,800
Amadeus IT Group S.A.	260,085	18,657,481
Banco Bilbao Vizcaya Argentaria S.A.	3,466,054	27,473,241
Banco Santander S.A.	9,436,471	38,239,234
CaixaBank S.A.	2,360,687	9,549,452
Cellnex Telecom S.A. *	325,037	13,274,211
Corp. ACCIONA Energias Renovables S.A.	35,430	1,115,186
Enagas S.A.	138,842	2,463,963
Endesa S.A.	182,323	3,907,701
Ferrovial SE	297,403	9,855,621
Grifols S.A. *	175,176	2,573,389
Iberdrola S.A.	3,440,441	42,941,973
Industria de Diseno Textil S.A.	627,183	24,007,197
Naturgy Energy Group S.A.	71,565	2,182,068
Redeia Corp S.A.	225,900	3,778,327
Repsol S.A.	793,398	12,113,141
Telefonica S.A.	2,989,398	12,737,116
		238,523,202

Sweden 3.2%
Alfa Laval AB	164,771	6,167,959
Assa Abloy AB, B Shares	580,637	13,960,188
Atlas Copco AB, A Shares	1,541,877	21,903,727
Atlas Copco AB, B Shares	910,908	11,248,727
Beijer Ref AB	224,740	3,056,131
Boliden AB *	157,514	4,632,367
Embracer Group AB *	488,634	1,402,523
Epiroc AB, A Shares	374,814	7,483,397
Epiroc AB, B Shares	222,125	3,773,698
EQT AB	205,227	4,902,275
Essity AB, B Shares	348,686	8,646,116
Evolution AB	105,477	13,006,642
Fastighets AB Balder, B Shares *	390,226	1,820,978
Getinge AB, B Shares	132,461	2,468,149
H & M Hennes & Mauritz AB, B Shares	379,828	6,388,618
Hexagon AB, B Shares	1,195,129	11,587,740
Holmen AB, B Shares	56,007	2,157,430
Husqvarna AB, B Shares	233,228	2,287,631
Industrivarden AB, A Shares	76,780	2,180,318
Industrivarden AB, C Shares	84,874	2,404,546
Indutrade AB	157,296	3,301,067
Investment AB Latour, B Shares	81,680	1,645,984
SECURITY	NUMBER OF SHARES	VALUE ($)
Investor AB, A Shares	257,136	5,222,021
Investor AB, B Shares	987,936	20,177,592
Kinnevik AB, B Shares *	149,593	2,041,750
L E Lundbergfortagen AB, B Shares	40,960	1,805,083
Lifco AB, B Shares	134,806	2,717,938
Nibe Industrier AB, B Shares	879,431	7,921,704
Nordea Bank Abp	1,873,305	21,202,694
Saab AB, B Shares	47,213	2,488,555
Sagax AB, B Shares	111,773	2,481,993
Sandvik AB	623,184	12,658,440
Securitas AB, B Shares	275,103	2,341,614
Skandinaviska Enskilda Banken AB, A Shares	920,183	11,154,670
Skanska AB, B Shares	191,665	3,056,939
SKF AB, B Shares	191,314	3,644,996
Svenska Cellulosa AB, S.C.A., B Shares	348,531	4,631,094
Svenska Handelsbanken AB, A Shares	846,869	7,435,474
Swedbank AB, A Shares	492,278	9,029,210
Swedish Orphan Biovitrum AB *	102,781	2,011,740
Tele2 AB, B Shares	297,520	2,238,705
Telefonaktiebolaget LM Ericsson, B Shares	1,703,229	8,568,049
Telia Co. AB	1,393,740	2,995,121
Volvo AB, A Shares	115,008	2,607,916
Volvo AB, B Shares	864,499	19,069,651
Volvo Car AB, B Shares *	364,438	1,801,417
		295,730,577

Switzerland 10.0%
ABB Ltd.	905,646	36,341,324
Adecco Group AG	93,780	3,821,941
Alcon, Inc.	288,282	24,530,382
Bachem Holding AG	19,156	1,769,461
Baloise Holding AG	25,749	3,985,657
Banque Cantonale Vaudoise	18,461	2,072,088
Barry Callebaut AG	2,026	3,798,749
BKW AG	12,091	2,163,615
Chocoladefabriken Lindt & Spruengli AG	61	7,413,659
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	586	7,166,915
Cie Financiere Richemont S.A., Class A	300,686	48,420,309
Clariant AG *	117,758	1,929,603
Dufry AG *	56,019	2,894,415
EMS-Chemie Holding AG	4,090	3,413,718
Geberit AG	19,723	11,192,841
Givaudan S.A.	5,345	18,041,889
Helvetia Holding AG	21,139	3,128,213
Holcim Ltd. *	316,769	22,077,822
Julius Baer Group Ltd.	123,932	8,777,798
Kuehne & Nagel International AG	31,049	9,715,106
Logitech International S.A.	95,375	6,742,911
Lonza Group AG	42,770	24,850,906
Nestle S.A.	1,582,236	193,854,174
Novartis AG	1,178,862	123,423,472
Partners Group Holding AG	13,056	14,657,105
Roche Holding AG	404,244	125,336,394
Roche Holding AG, Bearer Shares	18,510	6,137,380
Schindler Holding AG	13,813	3,202,704
Schindler Holding AG, Participation Certificates	22,667	5,503,925
SGS S.A.	85,189	8,271,427
SIG Group AG *	177,219	4,737,714
Sika AG	84,074	26,166,980
Sonova Holding AG	29,523	8,229,389
Straumann Holding AG	64,388	10,654,469
Swiss Life Holding AG	17,494	11,123,631
Swiss Prime Site AG	46,404	4,492,342
Swiss Re AG	172,963	18,046,837

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Swisscom AG	14,744	9,481,211
Temenos AG	36,069	3,102,034
The Swatch Group AG	32,310	1,940,304
The Swatch Group AG, Bearer Shares	16,363	5,236,822
UBS Group AG	1,905,861	42,288,906
VAT Group AG	15,740	6,690,239
Zurich Insurance Group AG	87,026	42,076,940
		928,903,721

United Kingdom 14.6%
3i Group plc	559,140	14,186,029
abrdn plc	1,139,901	3,392,309
Admiral Group plc	121,256	3,310,653
Anglo American plc	732,107	22,513,589
Antofagasta plc	227,326	4,889,727
Ashtead Group plc	253,401	18,747,566
Associated British Foods plc	203,809	5,363,642
AstraZeneca plc	892,410	128,218,076
Auto Trader Group plc	517,432	4,291,359
Aviva plc	1,649,819	8,219,665
BAE Systems plc	1,758,420	21,029,023
Barclays plc	8,902,699	17,665,724
Barratt Developments plc	580,503	3,398,036
Berkeley Group Holdings plc	60,498	3,373,229
BP plc	10,154,261	63,001,583
British American Tobacco plc	1,221,543	41,078,171
BT Group plc	3,948,690	6,187,538
Bunzl plc	196,777	7,294,113
Burberry Group plc	217,056	6,195,914
Centrica plc	3,249,571	5,758,728
Coca-Cola HBC AG *	125,038	3,678,984
Compass Group plc	1,002,120	26,072,785
Croda International plc	80,573	6,100,437
DCC plc	57,207	3,312,212
Diageo plc	1,299,738	56,723,502
Endeavour Mining plc	107,758	2,596,546
Entain plc	372,333	6,631,797
Experian plc	530,395	20,497,414
Glencore plc	6,149,639	37,398,622
GSK plc	2,357,230	41,961,408
Haleon plc	2,927,551	12,636,544
Halma plc	216,741	6,224,341
Hargreaves Lansdown plc	203,101	2,222,168
Hikma Pharmaceuticals plc	97,735	2,624,659
HSBC Holdings plc	11,481,165	95,367,293
Imperial Brands plc	507,611	11,992,531
Informa plc	800,447	7,788,244
InterContinental Hotels Group plc	99,561	7,358,274
Intertek Group plc	91,080	5,102,160
J Sainsbury plc	977,286	3,479,611
J.D. Sports Fashion plc	1,505,650	3,049,893
Johnson Matthey plc	102,778	2,376,982
Kingfisher plc	1,143,268	3,605,146
Land Securities Group plc	400,895	3,329,348
Legal & General Group plc	3,396,403	10,178,561
Lloyds Banking Group plc	38,551,115	22,272,800
London Stock Exchange Group plc	231,202	25,107,323
M&G plc	1,241,568	3,198,154
Mondi plc	279,204	4,897,403
National Grid plc	2,129,012	28,219,656
NatWest Group plc	3,307,030	10,380,893
Next plc	70,500	6,376,076
NMC Health plc *(a)	48,950	0
Ocado Group plc *	341,307	4,108,847
Pearson plc	374,986	4,147,927
Persimmon plc	186,830	2,777,588
Phoenix Group Holdings plc	435,917	3,079,805
SECURITY	NUMBER OF SHARES	VALUE ($)
Prudential plc	1,587,228	22,040,763
Reckitt Benckiser Group plc	413,296	30,960,850
RELX plc	1,090,917	36,716,673
Rentokil Initial plc	1,450,636	11,828,716
Rio Tinto plc	649,363	42,921,412
Rolls-Royce Holdings plc *	4,776,511	11,325,762
Schroders plc	450,998	2,660,795
Segro plc	695,312	6,813,747
Severn Trent plc	145,263	4,760,829
Shell plc	3,933,697	119,221,514
Smith & Nephew plc	502,398	7,642,980
Smiths Group plc	210,953	4,600,810
Spirax-Sarco Engineering plc	42,149	6,019,709
SSE plc	624,561	13,504,965
St. James's Place plc	307,748	3,714,863
Standard Chartered plc	1,383,951	13,293,605
Taylor Wimpey plc	1,954,959	2,869,604
Tesco plc	4,202,313	13,918,358
The British Land Co., plc	522,634	2,267,813
The Sage Group plc	588,710	7,081,343
Unilever plc	1,453,487	78,100,065
United Utilities Group plc	390,635	5,009,325
Vodafone Group plc	13,216,511	12,572,334
Whitbread plc	121,897	5,475,747
Wise plc, Class A *	360,379	3,594,374
WPP plc	616,518	6,731,593
		1,360,639,157
Total Common Stocks (Cost $6,831,088,410)		9,181,528,929

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.5%
Bayerische Motoren Werke AG	34,744	3,903,525
Dr Ing hc F Porsche AG	64,955	7,942,870
Henkel AG & Co. KGaA	97,150	7,496,709
Porsche Automobil Holding SE	87,557	5,166,379
Sartorius AG	14,970	6,176,313
Volkswagen AG	118,390	15,683,783
		46,369,579
Total Preferred Stocks (Cost $43,221,859)		46,369,579
Total Investments in Securities (Cost $6,874,310,269)		9,227,898,508

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/15/23	526	58,012,540	808,823

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see Notes for additional information).

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$4,582,937,988	$—	$4,582,937,988
Hong Kong	2,048,004	228,984,008	—	231,032,012
Ireland	77,901,441	—	—	77,901,441
Israel	21,490,038	38,380,144	—	59,870,182
Japan	1,893,368	2,066,585,963	—	2,068,479,331
Netherlands	26,814,035	398,462,053	—	425,276,088
Singapore	18,187,139	118,682,389	—	136,869,528
Spain	9,855,621	228,667,581	—	238,523,202
United Kingdom	—	1,360,639,157	0 *	1,360,639,157
Preferred Stocks[1]	—	46,369,579	—	46,369,579
Futures Contracts[2]	808,823	—	—	808,823
Total	$158,998,469	$9,069,708,862	$—	$9,228,707,331

*	Level 3 amount shown includes securities determined to have no value at July 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Equity Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value (NAV) of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings

Schwab Equity Index Funds
Notes to Portfolio Holdings (Unaudited) (continued)

may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87637JUL23